              As filed with the Securities and Exchange Commission.

                                                      '33 Act File No. 333-52579

================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                       POST-EFFECTIVE AMENDMENT NO. 9           [X]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940           [ ]

                          NATIONWIDE VARIABLE ACCOUNT-9
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, Statement of Additional Information, the Financial Statements and Part C.

[ ]  immediately upon filing to paragraph (b) of Rule 485


[X]  on January 25, 2002 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a) of Rule 485

[ ]  on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4


N-4 ITEM                                                                                                                    CAPTION

PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page...................................................................................................Cover Page
Item 2.    Definitions...................................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights........................................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.........................................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ............................................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses.................................................................Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts.........................................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period.................................................................................Annuitizing the Contract
Item 9.    Death Benefit and Distributions..........................................................................Death Benefits
Item 10.   Purchases and Contract Value..................................................................Operation of the Contract
Item 11.   Redemptions......................................................................................Surrender (Redemption)
Item 12.   Taxes  ......................................................................................Federal Tax Considerations
Item 13.   Legal Proceedings.....................................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information...........................................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page...................................................................................................Cover Page
Item 16.   Table of Contents.....................................................................................Table of Contents
Item 17.   General Information and History.........................................................General Information and History
Item 18.   Services.......................................................................................................Services
Item 19.   Purchase of Securities Being Offered...............................................Purchase of Securities Being Offered
Item 20.   Underwriters...............................................................................................Underwriters
Item 21.   Calculation of Performance Information......................................................Calculations of Performance
Item 22.   Annuity Payments.......................................................................................Annuity Payments
Item 23.   Financial Statements...............................................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits...............................................................................Item 24
Item 25.   Directors and Officers of the Depositor.........................................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant................................................................................Item 26
Item 27.   Number of Contract Owners.......................................................................................Item 27
Item 28.   Indemnification.................................................................................................Item 28
Item 29.   Principal Underwriter...........................................................................................Item 29
Item 30.   Location of Accounts and Records................................................................................Item 30
Item 31.   Management Services.............................................................................................Item 31
Item 32.   Undertakings....................................................................................................Item 32

                      SUPPLEMENT DATED JANUARY 25, 2002 TO

                        PROSPECTUS DATED MAY 1, 2001 FOR

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                          NATIONWIDE VARIABLE ACCOUNT-9


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. ALL REFERENCES IN THE PROSPECTUS TO "NATIONWIDE SEPARATE ACCOUNT TRUST" OR "NSAT" ARE CHANGED TO "GARTMORE VARIABLE INSURANCE TRUST" AND "GVIT," RESPECTIVELY.

2.   EFFECTIVE DECEMBER 12, 2001, THE FOLLOWING UNDERLYING MUTUAL FUNDS CHANGED
     NAMES:


     OLD UNDERLYING MUTUAL FUND NAME                                 NEW UNDERLYING MUTUAL FUND NAME
     -------------------------------                                 -------------------------------
     Credit Suisse Warburg Pincus Trust - Global Post-Venture        Credit Suisse Trust - Global Post-Venture Capital Portfolio
     Capital Portfolio

     Credit Suisse Warburg Pincus Trust - International Equity       Credit Suisse Trust - International Focus Portfolio
     Portfolio

     Credit Suisse Warburg Pincus Trust - Value Portfolio            Credit Suisse Trust - Large Cap Value Portfolio

3.   EFFECTIVE JANUARY 25, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS CHANGED
     NAMES:


     OLD UNDERLYING MUTUAL FUND NAME                                 NEW UNDERLYING MUTUAL FUND NAME
     -------------------------------                                 -------------------------------
     Nationwide Separate Account Trust ("NSAT") - Capital            Gartmore Variable Insurance Trust ("GVIT") - Gartmore GVIT
     Appreciation Fund                                               Growth Fund: Class I

     NSAT - Dreyfus NSAT Mid Cap Index Fund                          GVIT - Dreyfus GVIT Mid Cap Index Fund: Class I

     NSAT - Federated NSAT Equity Income Fund                        GVIT - Federated GVIT Equity Income Fund: Class I

     NSAT - Federated NSAT High Income Bond Fund                     GVIT- Federated GVIT High Income Bond Fund: Class I

     NSAT - Gartmore NSAT Emerging Markets Fund                      GVIT - Gartmore GVIT Emerging Markets Fund: Class I

     NSAT - Gartmore NSAT Global Technology and                      GVIT - Gartmore GVIT Global Technology and Communications
     Communications Fund                                             Fund: Class I

     NSAT - Gartmore NSAT International Growth Fund                  GVIT - Gartmore GVIT International Growth Fund: Class I

     NSAT - Government Bond Fund                                     GVIT - Gartmore GVIT Government Bond Fund: Class I

     NSAT - J.P. Morgan NSAT Balanced Fund                           GVIT - J.P. Morgan GVIT Balanced Fund: Class I

     NSAT - MAS NSAT Multi Sector Bond Fund                          GVIT - MAS GVIT Multi Sector Bond Fund: Class I

     NSAT - Money Market Fund                                        GVIT - Gartmore GVIT Money Market Fund: Class I

     NSAT - Nationwide Global 50 Fund                                GVIT - Gartmore GVIT Worldwide Leaders Fund: Class I

     NSAT - Nationwide Small Cap Growth Fund                         GVIT - GVIT Small Cap Growth Fund: Class I

     NSAT - Nationwide Small Cap Value Fund                          GVIT - GVIT Small Cap Value Fund: Class I

     NSAT - Nationwide Small Company Fund                            GVIT - GVIT Small Company Fund: Class I

     NSAT - Nationwide Strategic Value Fund                          GVIT - Nationwide GVIT Strategic Value Fund: Class I

     NSAT - Strong NSAT Mid Cap Growth Fund                          GVIT - Strong GVIT Mid Cap Growth Fund: Class I

     NSAT - Total Return Fund                                        GVIT - Gartmore GVIT Total Return Fund: Class I

     NSAT - Turner NSAT Growth Focus Fund                            GVIT - Turner GVIT Growth Focus Fund: Class I

4. THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOW AVAILABLE AS INVESTMENT OPTIONS UNDER THE CONTRACT:

     GARTMORE VARIABLE INSURANCE TRUST
     -    Gartmore GVIT Global Financial Services Fund: Class III
     -    Gartmore GVIT Global Health Sciences Fund: Class III
     -    Gartmore GVIT Global Utilities Fund: Class III
     -    Gartmore GVIT Investor Destinations Aggressive Fund
     -    Gartmore GVIT Investor Destinations Conservative Fund
     -    Gartmore GVIT Investor Destinations Moderate Fund
     -    Gartmore GVIT Investor Destinations Moderately Aggressive Fund
     -    Gartmore GVIT Investor Destinations Moderately Conservative Fund
     -    Gartmore GVIT U.S. Growth Leaders Fund: Class III
     -    Gartmore GVIT U.S. Leaders Fund: Class III

5. THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER JANUARY 25, 2002:

     GARTMORE VARIABLE INSURANCE TRUST
     -    Turner GVIT Growth Focus Fund: Class I

     DREYFUS INVESTMENT PORTFOLIOS
     -    European Equity Portfolio: Initial Shares

6.   THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" ARE MODIFIED AS FOLLOWS:


                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
          (as a percentage of underlying mutual fund net assets, after reimbursements and waivers)


------------------------------------------------------------------------------------------------------------------------
                                                               Management      Other        12b-1     Total Underlying
                                                                  Fees        Expenses       Fees        Mutual Fund
                                                                                                           Expenses
------------------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap Index Fund: Class I (formerly,           0.50%        0.40%        0.00%            0.90%
NSAT Dreyfus NSAT Mid Cap Index Fund)

GVIT Federated GVIT Equity Income Fund: Class I (formerly,         0.80%        0.31%        0.00%            1.11%
NSAT Federated NSAT Equity Income Fund)

GVIT Federated GVIT High Income Bond Fund: Class I                 0.80%        0.32%        0.00%            1.12%
(formerly, NSAT Federated NSAT High Income Bond Fund)

GVIT Gartmore GVIT Global Financial Services Fund: Class III       1.00%        0.50%        0.00%            1.50%

GVIT Gartmore GVIT Global Health Sciences Fund: Class III          1.00%        0.50%        0.00%            1.50%

GVIT Gartmore GVIT Global Utilities Fund: Class III                0.80%        0.50%        0.00%            1.30%

GVIT Gartmore GVIT Government Bond Fund: Class I (formerly,        0.50%        0.23%        0.00%            0.73%
NSAT Government Bond Fund)

GVIT Gartmore GVIT Growth Fund: Class I (formerly, NSAT            0.60%        0.23%        0.00%            0.83%
Capital Appreciation Fund)

GVIT Gartmore GVIT Investor Destinations Aggressive Fund           0.13%        0.23%        0.25%            0.61%

GVIT Gartmore GVIT Investor Destinations Conservative Fund         0.13%        0.23%        0.25%            0.61%

GVIT Gartmore GVIT Investor Destinations Moderate Fund             0.13%        0.23%        0.25%            0.61%

GVIT Gartmore GVIT Investor Destinations Moderately                0.13%        0.23%        0.25%            0.61%
Aggressive Fund

GVIT Gartmore GVIT Investor Destinations Moderately                0.13%        0.23%        0.25%            0.61%
Conservative Fund

GVIT Gartmore GVIT Money Market Fund: Class I (formerly,           0.39%        0.22%        0.00%            0.61%
NSAT Money Market Fund)

GVIT Gartmore GVIT Total Return Fund: Class I (formerly,           0.58%        0.23%        0.00%            0.81%
NSAT Total Return Fund)

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III             0.90%        0.50%        0.00%            1.40%

GVIT Gartmore GVIT U.S. Leaders Fund: Class III                    0.90%        0.50%        0.00%            1.40%

GVIT Gartmore GVIT Worldwide Leaders Fund: Class I                 1.00%        0.42%        0.00%            1.42%
(formerly, NSAT Nationwide Global 50 Fund)

------------------------------------------------------------------------------------------------------------------------
                                                               Management      Other        12b-1     Total Underlying
                                                                  Fees        Expenses       Fees        Mutual Fund
                                                                                                           Expenses
-------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Growth Fund: Class I (formerly, NSAT           1.10%        0.50%        0.00%            1.60%
Nationwide Small Cap Growth Fund)

GVIT GVIT Small Cap Value Fund: Class I (formerly, NSAT            0.90%        0.30%        0.00%            1.20%
Nationwide Small Cap Value Fund)

GVIT GVIT Small Company Fund: Class I (formerly, NSAT              0.93%        0.26%        0.00%            1.19%
Nationwide Small Company Fund)

GVIT J.P. Morgan GVIT Balanced Fund: Class I (formerly, NSAT       0.75%        0.32%        0.00%            1.07%
J.P. Morgan NSAT Balanced Fund)

GVIT MAS GVIT Multi Sector Bond Fund: Class I (formerly,           0.75%        0.34%        0.00%            1.09%
NSAT MAS NSAT Multi-Sector Bond Fund)

GVIT Strong GVIT Mid Cap Growth Fund: Class I (formerly,           0.90%        0.27%        0.00%            1.17%
NSAT Strong NSAT Mid Cap Growth Fund)

     The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

     Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.


                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
          (as a percentage of underlying mutual fund net assets, before reimbursements and waivers)


       ------------------------------------------------------------------------------------------------------------------------
                                                                      Management      Other        12b-1     Total Underlying
                                                                          Fees       Expenses       Fees        Mutual Fund
                                                                                                                  Expenses
       ------------------------------------------------------------------------------------------------------------------------
       GVIT Gartmore GVIT Global Financial Services Fund: Class III     1.00%         0.69%        0.00%           1.69%

       GVIT Gartmore GVIT Global Health Sciences Fund: Class III        1.00%         0.99%        0.00%           1.99%

       GVIT Gartmore GVIT Global Utilities Fund: Class III              0.80%         0.69%        0.00%           1.49%

       GVIT Gartmore GVIT Investor Destinations Aggressive Fund         0.13%         0.63%        0.25%           1.01%

       GVIT Gartmore GVIT Investor Destinations Conservative Fund       0.13%         0.63%        0.25%           1.01%

       GVIT Gartmore GVIT Investor Destinations Moderate Fund           0.13%         0.63%        0.25%           1.01%

       GVIT Gartmore GVIT Investor Destinations Moderately              0.13%         0.63%        0.25%           1.01%
       Aggressive Fund

       GVIT Gartmore GVIT Investor Destinations Moderately              0.13%         0.63%        0.25%           1.01%
       Conservative Fund

       GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III           0.90%         0.61%        0.00%           1.51%

       GVIT Gartmore GVIT U.S. Leaders Fund: Class III                  0.90%         0.61%        0.00%           1.51%

     Some underlying mutual funds assess (or reserve the right to assess) a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account. The following chart indicates which underlying mutual funds assess (or reserve the right to assess) a short-term trading fee and the amount of any such short-term trading fee.


                 UNDERLYING MUTUAL FUND SHORT-TERM TRADING FEES
     (as a percentage of underlying mutual fund net assets determined to be engaged in short-term trading)


       ------------------------------------------------------------------------------------------------------------------------
                          Underlying Mutual Fund                                      Short-Term Trading Fee
       ------------------------------------------------------------------------------------------------------------------------
       GVIT Gartmore GVIT Global Financial Services Fund: Class III                           1.00%*

       GVIT Gartmore GVIT Global Health Sciences Fund: Class III                              1.00%*

       GVIT Gartmore GVIT Global Utilities Fund: Class III                                    1.00%*

       GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III                                 1.00%*

       GVIT Gartmore GVIT U.S. Leaders Fund: Class III                                        1.00%*

     *The short-term trading fee associated with these underlying mutual funds is being voluntarily waived by the investment adviser until May 1, 2002.

7.   THE "EXAMPLE" TABLE IS MODIFIED AS FOLLOWS: EXAMPLE

     The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. The underlying mutual fund expense information is for the period ended December 31, 2000 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

     These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

     The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects variable account charges of 2.30%, which is the maximum variable account charge for the maximum number of optional benefits.

     For those contracts that do not elect the maximum number of optional benefits, the expenses would be reduced. Deductions for premium taxes are not reflected but may apply.

--------------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract   If you do not surrender your    If you annuitize your contract
                                at the end of the applicable     contract at the end of the      at the end of the applicable
                                        time period               applicable time period                 time period
--------------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.     1 Yr.  3 Yrs 5 Yrs.  10 Yrs.    1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap        34     102    174     362         34    102    174     362        *     102    174      362
Index Fund: Class I
(formerly, NSAT Dreyfus NSAT
Mid Cap Index Fund)

GVIT Federated GVIT Equity       36     109    184     382         36    109    184     382        *     109    184      382
Income Fund: Class I
(formerly, NSAT Federated
NSAT Equity Income Fund)

GVIT Federated GVIT High         36     109    185     383         36    109    185     383        *     109    185      383
Income Bond Fund: Class I
(formerly, NSAT Federated
NSAT High Income Bond Fund)

GVIT Gartmore GVIT Global        40     121    204     418         40    121    204     418        *     121    204      418
Financial Services Fund:
Class III

GVIT Gartmore GVIT Global        40     121    204     418         40    121    204     418        *     121    204      418
Health Sciences Fund:
Class III

GVIT Gartmore GVIT Global        38     115    194     399         38    115    194     399        *     115    194      399
Utilities Fund: Class III

GVIT Gartmore GVIT Government    32     97     165     345         32    97     165     345        *     97     165      345
Bond Fund: Class I (formerly,
NSAT Government Bond Fund)

GVIT Gartmore GVIT Growth        33     100    170     355         33    100    170     355        *     100    170      355
Fund: Class I (formerly, NSAT
Capital Appreciation Fund)

GVIT Gartmore GVIT Investor      31     93     159     334         31    93     159     334        *     93     159      334
Destinations Aggressive Fund

GVIT Gartmore GVIT Investor      31     93     159     334         31    93     159     334        *     93     159      334
Destinations Conservative Fund

GVIT Gartmore GVIT Investor      31     93     159     334         31    93     159     334        *     93     159      334
Destinations Moderate Fund

GVIT Gartmore GVIT Investor      31     93     159     334         31    93     159     334        *     93     159      334
Destinations Moderately
Aggressive Fund

GVIT Gartmore GVIT Investor      31     93     159     334         31    93     159     334        *     93     159      334
Destinations Moderately
Conservative Fund

--------------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract   If you do not surrender your    If you annuitize your contract
                                at the end of the applicable     contract at the end of the      at the end of the applicable
                                        time period               applicable time period                 time period
--------------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.     1 Yr.  3 Yrs 5 Yrs.  10 Yrs.    1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money         31     93     159     334         31    93     159     334        *     93     159      334
Market Fund: Class I
(formerly, NSAT Money Market
Fund)

GVIT Gartmore GVIT Total         33     100    169     353         33    100    169     353        *     100    169      353
Return Fund: Class I
(formerly, NSAT Total Return
Fund)

GVIT Gartmore GVIT U.S.          39     118    199     409         39    118    199     409        *     118    199      409
Growth Leaders Fund: Class III

GVIT Gartmore GVIT U.S.          39     118    199     409         39    118    199     409        *     118    199      409
Leaders Fund: Class III

GVIT Gartmore GVIT Worldwide     39     118    200     410         39    118    200     410        *     118    200      410
Leaders Fund: Class I
(formerly, NSAT Nationwide
Global 50 Fund)

GVIT GVIT Small Cap Growth       41     124    208     427         41    124    208     427        *     124    208      427
Fund: Class I (formerly, NSAT
Nationwide Small Cap Growth
Fund)

GVIT GVIT Small Cap Value        37     112    189     390         37    112    189     390        *     112    189      390
Fund: Class I (formerly, NSAT
Nationwide Small Cap Value
Fund)

GVIT GVIT Small Company Fund:    37     111    188     389         37    111    189     389        *     111    188      389
Class I (formerly, NSAT
Nationwide Small Company Fund)

GVIT J.P. Morgan GVIT            35     108    182     378         35    108    182     378        *     108    182      378
Balanced Fund: Class I
(formerly, NSAT J.P. Morgan
NSAT Balanced Fund)

GVIT MAS GVIT Multi Sector       36     108    183     380         36    108    183     380        *     108    183      380
Bond Fund: Class I (formerly,
NSAT MAS NSAT Multi-Sector
Bond Fund)

GVIT Strong GVIT Mid Cap         36     111    187     387         36    111    187     387        *     111    187      387
Growth Fund: Class I
(formerly, NSAT Strong NSAT
Mid Cap Growth Fund)

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

8. THE THIRD BULLET ITEM OF THE FIRST PARAGRAPH OF THE "INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED AS FOLLOWS:

     - the annual premium cannot exceed $3,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

9. THE FOURTH PARAGRAPH OF THE "INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED AS FOLLOWS:

     IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

10. THE THIRD BULLET ITEM OF THE FIRST PARAGRAPH OF THE "ROTH IRAS" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED AS FOLLOWS:

     - the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

11. THE "TAX SHELTERED ANNUITIES" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED TO INCLUDE THE FOLLOWING AS THE THIRD PARAGRAPH OF THE PROVISION:

     Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

12.  THE "STANDARD CHARGES AND DEDUCTIONS" PROVISION IS AMENDED TO INCLUDE THE
     FOLLOWING:

     SHORT-TERM TRADING FEES

     Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account. Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge of such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

     For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Short-Term Trading Fees" earlier in this prospectus.

     If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

     When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

     Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

     - scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

     -    contract loans or surrenders; or

     -    transfers made upon annuitization of the contract.

     New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

13. THE PROVISION ENTITLED "MARKET TIMING FIRMS" IS REMOVED AND THE PROVISION ENTITLED "TRANSFERS AMONG THE SUB-ACCOUNTS" IS MODIFIED TO INCLUDE THE
     FOLLOWING:

     Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the underlying mutual fund. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the underlying mutual funds that explicitly require the assessment of such fees. Refer to the prospectus for the underlying mutual funds for more information.

     Additionally, Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

     If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

14.  THE "REQUIRED DISTRIBUTIONS" PROVISION IS MODIFIED AS FOLLOWS:

     REQUIRED DISTRIBUTIONS

     The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

     REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

     In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

     Life expectancies and joint life expectancies will be determined pursuant to Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A 7.

     Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

     REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

     Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

          1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

          2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

               a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

               b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

     In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

               a) the death of the annuitant will be treated as the death of a contract owner;

               b) any change of annuitant will be treated as the death of a contract owner; and

               c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

     These distribution provisions do not apply to any contract exempt from
     Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

     The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

     REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS, AND ROTH IRAS

     Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

               a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

               b) a period not longer than the period determined under the table in Proposed Treasury Regulation 1.401(a)(9)-5, Q&A4, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A7.

     For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

     For Individual Retirement Annuities, and SEP IRAs required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, or SEP IRA of the contract owner.

     If the contract owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity, or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

     If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, or SEP IRA) or before the entire contract value is distributed (in the case of

     Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

          (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

          (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

          (c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

     If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

          (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

          (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

          (c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

     If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

     For Individual Retirement Annuities, and SEP IRAs, a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, or SEP IRAs.

     Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

15. THE LAST PARAGRAPH OF THE "NON-QUALIFIED CONTRACTS - NON-NATURAL PERSONS AS CONTRACT OWNERS" PROVISION UNDER THE HEADING "FEDERAL INCOME TAXES" IS MODIFIED AS FOLLOWS:

     The non-natural person rules also do not apply to contracts that are:

          - acquired by the estate of a decedent by reason of the death of the decedent;

          - issued in connection with certain qualified retirement plans and individual retirement plans;

          - purchased by an employer upon the termination of certain qualified retirement plans;

          - immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

16.  THE LAST PARAGRAPH OF THE "WITHHOLDING" PROVISION IS MODIFIED AS FOLLOWS:

     If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

17.  THE "TAX CHANGES" PROVISION IS MODIFIED AS FOLLOWS:

     The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

     In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

     -    generally lowering federal income tax rates;

     - increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

     - increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

     -    eliminating and/or reducing the highest federal estate tax rates;

     -    increasing the estate tax credit; and

     -    for persons dying after 2009, repealing the estate tax.

     All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

18.  "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" IS MODIFIED AS
     FOLLOWS:

     GARTMORE VARIABLE INSURANCE TRUST
     Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust) ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore GVIT Emerging Markets Fund, Gartmore GVIT International Growth Fund, Gartmore GVIT Global Utilities Fund and Gartmore GVIT Global Financial Services Fund. The remaining assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     DREYFUS GVIT MID CAP INDEX FUND: CLASS I (FORMERLY, DREYFUS NSAT MID CAP INDEX FUND) (FORMERLY, NATIONWIDE MID CAP INDEX FUND)
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the Standard & Poor's MidCap 400 Index and in derivative instruments linked to the S&P 400. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     FEDERATED GVIT EQUITY INCOME FUND: CLASS I (FORMERLY, FEDERATED NSAT EQUITY INCOME FUND)
     Subadviser: Federated Investment Counseling
     Investment Objective: Above average income and capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in income producing U.S. and foreign equity securities and securities that are convertible into common stock.

     FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I (FORMERLY, FEDERATED NSAT HIGH INCOME BOND FUND)
     Subadviser: Federated Investment Counseling
     Investment Objective: To provide high current income. Under normal conditions, the Fund invests at least 80% of the Fund's net assets in corporate bonds that are rated BBB or lower by a rating agency or that are unrated but of comparable quality. Such funds are commonly referred to as "junk bonds."


     GARTMORE GVIT EMERGING MARKETS FUND: CLASS I (FORMERLY, GARTMORE NSAT EMERGING MARKETS FUND)
     Subadviser: Gartmore Global Partners
     Investment Objective: Long term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market or developing countries or that derive a significant portion of their earnings or revenue from emerging market countries.

     GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS III
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the financial services sector. These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS III
     Investment Objective: Long-term capital appreciation. To achieve its objective, the Fund normally invests at least 80% of its assets in equity securities issued by U.S. and foreign companies engaged in the development, production, or distribution of products and services that have a health sciences orientation (those that focus on maintaining or improving one's quality of life). These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I (FORMERLY, GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND)
     Investment Objective: Long term capital appreciation by investing under normal conditions at least 80% of its net assets in equity securities issued by companies with business operations in technology and communications and/or technology and communication related industries. These companies will be tied economically to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS III
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the utilities sector. These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I (FORMERLY, GOVERNMENT BOND
     FUND)
     Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

     GARTMORE GVIT GROWTH FUND: CLASS I (FORMERLY, CAPITAL APPRECIATION FUND) Investment Objective: Long-term capital appreciation. The Fund invests primarily in large capitalization companies. The Fund looks for companies whose earnings are expected to grow faster than other companies in the market.

     GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I (FORMERLY, GARTMORE NSAT INTERNATIONAL GROWTH FUND)
     Subadviser: Gartmore Global Partners
     Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries.

     GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
     Investment Objective: To maximize total investment return primarily by seeking growth of capital. The Fund invests in a target allocation mix of 40% large cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S. stocks, 30% international funds, and 5% bonds.

     GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
     Investment Objective: To maximize total investment return by seeking income and, secondarily, long term growth of capital. The Fund invests in a target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S. stocks, 5% international stocks, 35% bonds, and 45% short-term investments.

     GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND
     Investment Objective: To maximize total investment return by seeking growth of capital and income. The Fund invests in a target allocation mix of 30% large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S. stocks, 15% international stocks, 25% bonds, and 15% short-term investments.

     GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND Investment Objective: To maximize total investment return primarily by seeking growth of capital, but also income. The Fund invests in a target allocation mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5% short-term investments.

     GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
     Investment Objective: To maximize total investment return by seeking income and, secondarily, growth of capital. The Fund invests in a target allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S. stocks, 10% international stocks, 35% bonds, and 25% short-term investments.

     GARTMORE GVIT MONEY MARKET FUND: CLASS I (FORMERLY, MONEY MARKET FUND) Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.

     GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS III
     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities of U.S. growth leaders. The Fund will invest in companies whose earnings are expected to grow faster than other companies in the market. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.

     GARTMORE GVIT U.S. LEADERS FUND: CLASS III
     Investment Objective: High total return from a concentrated portfolio of U.S. securities. To achieve its objective, the Fund typically invests at least 80% of its net assets in equity securities, primarily in common stocks and convertible securities of U.S. leaders. A U.S. leader is a company with a strong and improving franchise that is well positioned to take advantage of opportunities in the marketplace. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.

     GARTMORE GVIT TOTAL RETURN FUND: CLASS I (FORMERLY, TOTAL RETURN FUND) Investment Objective: Seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities.

     GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I (FORMERLY, NATIONWIDE GLOBAL 50 FUND)
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located throughout the world considered to be leaders.

     GVIT SMALL CAP GROWTH FUND: CLASS I (FORMERLY, NATIONWIDE SMALL CAP GROWTH
     FUND)
     Subadvisers: Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company
     Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal conditions, the Fund will invest at least 80% of its net assets in the equity securities of small cap companies.

     GVIT SMALL CAP VALUE FUND: CLASS I (FORMERLY, NATIONWIDE SMALL CAP VALUE
     FUND)
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.

     GVIT SMALL COMPANY FUND: CLASS I (FORMERLY, NATIONWIDE SMALL COMPANY FUND)
     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company
     Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     J.P. MORGAN GVIT BALANCED FUND: CLASS I (FORMERLY, J.P. MORGAN NSAT BALANCED FUND)
     Subadviser: J.P. Morgan Investment Management, Inc.
     Investment Objective: A high total return from a diversified portfolio of equity and fixed income securities. Under normal conditions, the Fund invests approximately 50% of its net assets in equity securities and 30% of its net assets in fixed income securities (including U.S. government corporate, mortgage-backed and asset-backed securities). The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the Standard & Poor's 500 Index.

     MAS GVIT MULTI SECTOR BOND FUND: CLASS I (FORMERLY, MAS NSAT MULTI SECTOR BOND FUND)
     Subadviser: Miller, Anderson & Sherrerd, LLP
     Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities.

     NATIONWIDE GVIT STRATEGIC VALUE FUND: CLASS I (FORMERLY, NATIONWIDE STRATEGIC VALUE FUND) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000)
     Subadviser: Strong Capital Management Inc.
     Investment Objective: Primarily long-term capital appreciation. The Fund invests primarily in common stocks of medium and large-size companies. The subadviser selects stocks of companies that have attractive growth prospects, but are believed to be underpriced. To a limited extent, the Fund may also invest in foreign securities.

     STRONG GVIT MID CAP GROWTH FUND: CLASS I (FORMERLY, STRONG NSAT MID CAP GROWTH FUND) (FORMERLY, NATIONWIDE STRATEGIC GROWTH FUND)
     Subadviser: Strong Capital Management Inc.
     Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by mid capitalization companies.

     TURNER GVIT GROWTH FOCUS FUND: CLASS I (FORMERLY, TURNER NSAT GROWTH FOCUS
     FUND) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER JANUARY 25, 2002)
     Subadviser: Turner Investment Partners, Inc.
     Investment Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 15 to 30 common stocks.

                        NATIONWIDE LIFE INSURANCE COMPANY

           Modified Single Premium Deferred Variable Annuity Contracts

             Issued by Nationwide Life Insurance Company through its
                          Nationwide Variable Account-9

                   The date of this prospectus is May 1, 2001.

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Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including mutual funds and other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.
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The following underlying mutual funds are available under the contracts:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
     -    American Century VP Income & Growth
     -    American Century VP International
     -    American Century VP Value

DREYFUS
     -    Dreyfus Investment Portfolios - European Equity Portfolio: Initial
          Shares
     -    The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
     -    Dreyfus Stock Index Fund, Inc.: Initial Shares
     - Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)

FEDERATED INSURANCE SERIES
     -    Federated Quality Bond Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
     -    VIP Equity-Income Portfolio: Service Class
     -    VIP Growth Portfolio: Service Class
     -    VIP High Income Portfolio: Service Class*
     -    VIP Overseas Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
     -    VIP II Contrafund(R) Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCT FUND III
     -    VIP III Growth Opportunities Portfolio: Service Class

JANUS ASPEN SERIES
     -    Capital Appreciation Portfolio: Service Shares
     -    Global Technology Portfolio: Service Shares
     -    International Growth Portfolio: Service Shares

MORGAN STANLEY
     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
     -    Emerging Markets Debt Portfolio
     -    Mid Cap Growth Portfolio
     -    U.S. Real Estate Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST
     -    Capital Appreciation Fund
     -    Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide(R)Mid Cap Index
          Fund) (formerly, Nationwide(R)Select Advisers Mid Cap Fund)
     - Federated NSAT Equity Income Fund (formerly, Nationwide(R) Equity Income Fund)
     - Federated NSAT High Income Bond Fund* (formerly, Nationwide(R) High Income Bond Fund)
     -    Gartmore NSAT Emerging Markets Fund
     -    Gartmore NSAT Global Technology and Communications Fund
     -    Gartmore NSAT International Growth Fund
     -    Government Bond Fund
     -    J.P. Morgan NSAT Balanced Fund (formerly, Nationwide(R) Balanced Fund)
     - MAS NSAT Multi Sector Bond Fund* (formerly, Nationwide(R) Multi Sector Bond Fund)
     -    Money Market Fund

     -    Nationwide(R) Global 50 Fund (formerly, Nationwide(R)Global Equity
          Fund) (subadviser: J.P. Morgan Investment Management Inc.)
     - Nationwide(R) Small Cap Growth Fund (formerly, Nationwide(R) Select Advisers Small Cap Growth Fund) (subadvisers: Miller, Anderson & Sherrerd, LLP, Neuberger Berman LLC and Waddell & Reed Investment Management Company)
     -    Nationwide(R) Small Cap Value Fund (subadviser: The Dreyfus
          Corporation)
     - Nationwide(R) Small Company Fund (subadvisers: The Dreyfus Corporation, Neuberger Berman LLC, Lazard Asset Management, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company)
     - Strong NSAT Mid Cap Growth Fund (formerly, Nationwide(R)Strategic Growth Fund)
     -    Total Return Fund
     -    Turner NSAT Growth Focus Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
     -    AMT Guardian Portfolio
     -    AMT Mid-Cap Growth Portfolio
     -    AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
     - Oppenheimer Aggressive Growth Fund/VA (formerly, Oppenheimer Capital Appreciation Fund)
     -    Oppenheimer Capital Appreciation Fund/VA (formerly, Oppenheimer Growth
          Fund)
     -    Oppenheimer Global Securities Fund/VA
     - Oppenheimer Main Street Growth & Income Fund/VA (formerly, Oppenheimer Growth & Income Fund)

STRONG OPPORTUNITY FUND II, INC.

VAN ECK WORLDWIDE INSURANCE TRUST
     -    Worldwide Emerging Markets Fund
     -    Worldwide Hard Assets Fund

W&R TARGET FUNDS, INC.
     -    Asset Strategy Portfolio
     -    Balanced Portfolio
     -    Bond Portfolio
     -    Core Equity Portfolio
     -    Growth Portfolio
     -    High Income Portfolio
     -    International Portfolio
     -    Limited-Term Bond Portfolio
     -    Money Market Portfolio
     -    Science and Technology Portfolio
     -    Small Cap Portfolio
     -    Value Portfolio

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999:

CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)
     - Global Post-Venture Capital Portfolio (formerly, Post-Venture Capital Portfolio)
     -    International Equity Portfolio

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000:

CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)
     -    Value Portfolio (formerly, Growth & Income Portfolio)

NATIONWIDE SEPARATE ACCOUNT TRUST
     - Nationwide(R)Strategic Value Fund (subadviser: Strong Capital Management, Inc.)

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-9 ("variable account") may be allocated to the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific benefit information).

--------------------------------------------------------------------------------
The Statement of Additional Information (dated May 1, 2001) which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 49.
--------------------------------------------------------------------------------

For general information or to obtain FREE copies of the:

     -    Statement of Additional Information;
     - prospectus, annual report or semi-annual report for any underlying mutual fund;
     -    prospectus for the Guaranteed Term Options; or
     -    required Nationwide forms,

call:           1-800-848-6331
          TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       P.O. BOX 16609
       COLUMBUS, OHIO 43216-6609

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   www.sec.gov

Information about this and other Best of America products can be found at:

                              www.bestofamerica.com

THIS ANNUITY:
-    IS NOT A BANK DEPOSIT
-    IS NOT FDIC INSURED
-    IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
-    IS NOT AVAILABLE IN EVERY STATE
-    MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS


ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing, or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Tax Sheltered Annuity.

QUALIFIED PLAN- A retirement plan that receives favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS...................................

SUMMARY OF STANDARD CONTRACT EXPENSES.......................

ADDITIONAL CONTRACT OPTIONS.................................

SUMMARY OF ADDITIONAL CONTRACT OPTIONS......................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES......................

EXAMPLE.....................................................

SYNOPSIS OF THE CONTRACTS...................................

FINANCIAL STATEMENTS........................................

CONDENSED FINANCIAL INFORMATION.............................

NATIONWIDE LIFE INSURANCE COMPANY...........................

NATIONWIDE INVESTMENT SERVICES CORPORATION..................

WADDELL & REED, INC. .......................................

TYPES OF CONTRACTS..........................................
     Non-Qualified Contracts
     Individual Retirement Annuities (IRAs)
     Simplified Employee Pension IRAs (SEP IRAs)
     Roth IRAs
     Tax Sheltered Annuities
     Qualified Plans

INVESTING IN THE CONTRACT...................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options

STANDARD CHARGES AND DEDUCTIONS.............................
     Mortality and Expense Risk Charge
     Premium Taxes

OPTIONAL CONTRACT BENEFITS, CHARGES AND    DEDUCTIONS.......
     Death Benefit Options
     Guaranteed Minimum Income Benefit Options
     Beneficiary Protector Option

CONTRACT OWNERSHIP..........................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT...................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers

RIGHT TO REVOKE.............................................

SURRENDER (REDEMPTION)......................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Texas Optional Retirement Program
         or a Louisiana Optional Retirement Plan
     Surrenders Under a Tax Sheltered Annuity

LOAN PRIVILEGE..............................................
     Minimum & Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT..................................................

CONTRACT OWNER SERVICES.....................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE...................................

ANNUITIZING THE CONTRACT....................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Option ("GMIB")
     Annuity Payment Options

DEATH BENEFITS..............................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS......................................
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities
     Required Distributions for IRAs and SEP IRAs
     Required Distributions for Roth IRAs
     New Minimum Required Distribution Rules

FEDERAL TAX CONSIDERATIONS..................................
     Federal Income Taxes
     Withholding

     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping
        Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS......................................

LEGAL PROCEEDINGS...........................................

ADVERTISING ................................................

SUB-ACCOUNT PERFORMANCE SUMMARY.............................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS..........

APPENDIX B: CONDENSED FINANCIAL INFORMATION.................

SUMMARY OF STANDARD CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless:
     -    the contract owner meets an available exception under the contract; or
     - a contract owner has replaced a standard benefit with an available option for an additional charge.

VARIABLE ACCOUNT CHARGES(1)
(annualized rate of variable account charges as a percentage of daily net assets)

Mortality and Expense Risk Charge......................1.20%
     Total Variable Account Charges....................1.20%(2)

(1) These charges apply only to sub-account allocations. They do not apply to allocations made to the Guaranteed Term Options. They are charged on a daily basis at the annual rate noted above.

(2) Charges shown include the standard contractual death benefit that is standard to every contract (see "Death Benefit Payment").

MAXIMUM LOAN PROCESSING FEE..............................$25

Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess at loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").

ADDITIONAL CONTRACT OPTIONS

For an additional charge, the following options are available to contract owners (upon approval by state insurance authorities).

If the contract owner chooses one or more of the following optional benefits, a corresponding charge will be deducted. Charges for the optional benefits are IN ADDITION TO the standard variable account charges. They are charged on a daily basis at the annual rate noted below. Except as otherwise noted, optional benefit charges will only apply to allocations made to the variable account and are charged as a percentage of the average variable account value.

DEATH BENEFIT OPTIONS

Applicants may choose among the following death benefits as a replacement for the standard death benefit if their contract is issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications:

     Optional One-Year Enhanced Death
     Benefit and Spousal Protection....................0.15%
       Total Variable Account Charges
       (including this option only)....................1.35%

     Optional Greater of One-Year or 5% Enhanced Death
     Benefit and Spousal Protection....................0.20%
       Total Variable Account Charges
       (including this option only) ...................1.40%

Applicants may choose among the following death benefits as a replacement for the standard death benefit if their contract is issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above:

    Optional One-Year Step Up Death Benefit............0.10%
       Total Variable Account Charges
       (including this option only)....................1.30%

    Optional 5% Enhanced Death Benefit.................0.15%
       Total Variable Account Charges
       (including this option only)....................1.35%

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

Effective January 2, 2001 applicants may elect one of two Guaranteed Minimum Income Benefit options (see "Guaranteed Minimum Income Benefit Options"). Not all options may be available in every state.

   Guaranteed Minimum Income Benefit
   Option.............................................10.45%
     Total Variable Account Charges
     (including Guaranteed Minimum
     Income Benefit Option 1 only).....................1.65%

   Guaranteed Minimum Income Benefit
   Option 2 ...........................................0.30%
     Total Variable Account Charges
     (including Guaranteed Minimum
     Income Benefit Option 2 only).....................1.50%

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may elect the Beneficiary Protector Option (see "Beneficiary Protector Option").

   Beneficiary Protector Option........................0.40%
     Total Variable Account Charges
     (including Beneficiary Protector
     Option only)......................................1.60%

Allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

SUMMARY OF ADDITIONAL CONTRACT OPTIONS

If the contract owner elects all of the additional contract options that are available under the contract, the maximum variable account charges the contract owner would pay would be an annualized rate of 2.30% of the daily net assets of the variable account. The maximum charges consists of the following:

   Mortality and Expense Risk Charge
     (applicable to all contracts).....................1.20%
   Optional One-Year Step Up Death Benefit.............0.10%
   Optional 5% Enhanced Death Benefit..................0.15%
   Guaranteed Minimum Income Benefit
     Option 1 .........................................0.45%
   Beneficiary Protector Option........................0.40%

   TOTAL VARIABLE ACCOUNT CHARGES WHEN THE
     MAXIMUM OPTIONS ARE ELECTED.......................2.30%

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
          (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER
                             EXPENSE REIMBURSEMENT)


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                                                                       Management        Other         12b-1      Total Underlying
                                                                          Fees          Expenses        Fees         Mutual Fund
                                                                                                                      Expenses
-----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century VP          0.70%          0.00%         0.00%            0.70%
Income & Growth

American Century Variable Portfolios, Inc. - American Century VP          1.23%          0.00%         0.00%            1.23%
International

American Century Variable Portfolios, Inc. - American Century VP          1.00%          0.00%         0.00%            1.00%
Value

Credit Suisse Warburg Pincus Trust - Global Post-Venture Capital          1.14%          0.26%         0.00%            1.40%
Portfolio (formerly, Warburg Pincus Trust - Global Post-Venture
Capital Portfolio) (formerly, Warburg Pincus Trust - Post-Venture
Capital Portfolio)

Credit Suisse Warburg Pincus Trust - International Equity Portfolio       1.00%          0.30%         0.00%            1.30%
(formerly, Warburg Pincus Trust - International Equity Portfolio)

Credit Suisse Warburg Pincus Trust - Value Portfolio (formerly,           0.48%          0.52%         0.00%            1.00%
Warburg Pincus Trust - Value Portfolio) (formerly, Warburg Pincus
Trust - Growth & Income Portfolio)

Dreyfus Investment Portfolios - European Equity Portfolio: Initial        1.00%          0.25%         0.00%            1.25%
Shares

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares        0.75%          0.03%         0.00%            0.78%

Dreyfus Stock Index Fund, Inc.: Initial Shares                            0.25%          0.01%         0.00%            0.26%

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial        0.75%          0.03%         0.00%            0.78%
Shares (formerly, Capital Appreciation Portfolio)

Federated Insurance Series - Federated Quality Bond Fund II               0.28%          0.42%         0.00%            0.70%

Fidelity VIP Equity-Income Portfolio:  Service Class*                     0.48%          0.08%         0.10%            0.66%

Fidelity VIP Growth Portfolio:  Service Class*                            0.57%          0.09%         0.10%            0.76%

Fidelity VIP High Income Portfolio:  Service Class                        0.58%          0.10%         0.10%            0.78%

Fidelity VIP Overseas Portfolio:  Service Class*                          0.72%          0.17%         0.10%            0.99%

Fidelity VIP II Contrafund(R)Portfolio:  Service Class*                    0.57%          0.09%         0.10%            0.76%

Fidelity VIP III Growth Opportunities Portfolio:  Service Class*          0.58%          0.11%         0.10%            0.79%

Janus Aspen Series - Capital Appreciation Portfolio: Service Shares       0.65%          0.02%         0.25%            0.92%

Janus Aspen Series - Global Technology Portfolio: Service Shares          0.65%          0.04%         0.25%            0.94%

Janus Aspen Series - International Growth Portfolio: Service Shares       0.65%          0.06%         0.25%            0.96%

NSAT Capital Appreciation Fund                                            0.60%          0.20%         0.00%            0.80%

NSAT Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide Mid Cap        0.50%          0.15%         0.00%            0.65%
Index Fund) (formerly, Nationwide Select Advisers Mid Cap Fund)

NSAT Federated NSAT Equity Income Fund (formerly, Nationwide Equity       0.80%          0.15%         0.00%            0.95%
Income Fund)

NSAT Federated NSAT High Income Bond Fund (formerly, Nationwide           0.80%          0.15%         0.00%            0.95%
High Income Bond Fund)

NSAT Gartmore NSAT Emerging Markets Fund                                  1.15%          0.60%         0.00%            1.75%

NSAT Gartmore NSAT Global Technology and Communications Fund              0.98%          0.37%         0.00%            1.35%

NSAT Gartmore NSAT International Growth Fund                              1.00%          0.60%         0.00%            1.60%

NSAT Government Bond Fund                                                 0.50%          0.16%         0.00%            0.66%

NSAT J.P. Morgan NSAT Balanced Fund (formerly, Nationwide Balanced        0.75%          0.15%         0.00%            0.90%
Fund)

NSAT MAS NSAT Multi Sector Bond Fund (formerly, Nationwide Multi          0.75%          0.15%         0.00%            0.90%
Sector Bond Fund)

NSAT Money Market Fund                                                    0.39%          0.16%         0.00%            0.55%

NSAT Nationwide Global 50 Fund (formerly, Nationwide Global Equity        1.00%          0.20%         0.00%            1.20%
Fund)

NSAT Nationwide Small Cap Growth Fund (formerly, Nationwide Select        1.10%          0.20%         0.00%            1.30%
Advisers Small Cap Growth Fund)

NSAT Nationwide Small Cap Value Fund                                      0.90%          0.15%         0.00%            1.05%


-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Management        Other         12b-1      Total Underlying
                                                                          Fees          Expenses        Fees         Mutual Fund
                                                                                                                      Expenses
------------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                                        0.93%          0.28%         0.00%            1.21%

NSAT Nationwide Strategic Value Fund                                      0.90%          0.10%         0.00%            1.00%

NSAT Strong NSAT Mid Cap Growth Fund (formerly, Nationwide                0.90%          0.10%         0.00%            1.00%
Strategic Growth Fund)

NSAT Total Return Fund                                                    0.58%          0.20%         0.00%            0.78%

NSAT Turner NSAT Growth Focus Fund                                        0.90%          0.45%         0.00%            1.35%

Neuberger Berman AMT Guardian Portfolio                                   0.85%          0.15%         0.00%            1.00%

Neuberger Berman AMT Mid-Cap Growth Portfolio                             0.84%          0.14%         0.00%            0.98%

Neuberger Berman AMT Partners Portfolio                                   0.82%          0.10%         0.00%            0.92%

Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth        0.62%          0.02%         0.00%            0.64%
Fund/VA (formerly, Oppenheimer Capital Appreciation Fund)

Oppenheimer Variable Account Funds - Oppenheimer Capital                  0.64%          0.03%         0.00%            0.67%
Appreciation Fund/VA (formerly, Oppenheimer Growth Fund)

Oppenheimer Variable Account Funds - Oppenheimer Global Securities        0.64%          0.04%         0.00%            0.68%
Fund/VA

Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth       0.70%          0.03%         0.00%            0.73%
& Income Fund/VA (formerly, Oppenheimer Growth & Income Fund)

Strong Opportunity Fund II, Inc.                                          1.00%          0.11%         0.00%            1.11%

The Universal Institutional Funds, Inc. - Emerging Markets Debt           0.59%          0.81%         0.00%            1.40%
Portfolio (formerly, Morgan Stanley Dean Witter Universal Funds,
Inc. - Emerging Markets Debt Portfolio)

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio        0.00%          1.05%         0.00%            1.05%

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio      0.74%          0.36%         0.00%            1.10%

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund       1.00%          0.26%         0.00%            1.26%

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund            1.00%          0.14%         0.00%            1.14%

W&R Target Funds, Inc. - Asset Strategy Portfolio                         0.70%          0.13%         0.23%            1.06%

W&R Target Funds, Inc. - Balanced Portfolio                               0.70%          0.05%         0.25%            1.00%

W&R Target Funds, Inc. - Bond Portfolio                                   0.53%          0.06%         0.25%            0.84%

W&R Target Funds, Inc. - Core Equity Portfolio                            0.70%          0.03%         0.25%            0.98%

W&R Target Funds, Inc. - Growth Portfolio                                 0.69%          0.02%         0.25%            0.96%

W&R Target Funds, Inc. - High Income Portfolio                            0.63%          0.08%         0.25%            0.96%

W&R Target Funds, Inc. - International Portfolio                          0.85%          0.13%         0.25%            1.23%

W&R Target Funds, Inc. - Limited-Term Bond Portfolio                      0.50%          0.15%         0.25%            0.90%

W&R Target Funds, Inc. - Money Market Portfolio                           0.40%          0.10%         0.25%            0.75%

W&R Target Funds, Inc. - Science and Technology Portfolio                 0.85%          0.04%         0.25%            1.14%

W&R Target Funds, Inc. - Small Cap Portfolio                              0.85%          0.03%         0.25%            1.13%

W&R Target Funds, Inc. - Value Portfolio                                  0.70%          0.10%         0.25%            1.05%

*Actual Annual Class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses.

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Management        Other         12b-1      Total Underlying
                                                                           Fees         Expenses        Fees         Mutual Fund
                                                                                                                       Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - Global Post-Venture Capital           1.25%          0.28%         0.00%           1.53%
Portfolio (formerly, Warburg Pincus Trust - Global Post-Venture
Capital Portfolio) (formerly, Warburg Pincus Trust - Post-Venture
Capital Portfolio)

Credit Suisse Warburg Pincus Trust - International Equity Portfolio        1.00%          0.32%         0.00%           1.32%
(formerly, Warburg Pincus Trust - International Equity Portfolio)

Credit Suisse Warburg Pincus Trust - Value Portfolio (formerly,            0.75%          0.54%         0.00%           1.29%
Warburg Pincus Trust - Value Portfolio) (formerly, Warburg Pincus
Trust - Growth & Income Portfolio)

Dreyfus Investment Portfolios - European Equity Portfolio: Initial         1.00%          0.60%         0.00%           1.60%
Shares

Federated Insurance Series - Federated Quality Bond Fund II                0.60%          0.67%         0.25%           1.52%

NSAT Capital Appreciation Fund                                             0.60%          0.23%         0.00%           0.83%

NSAT Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide Mid Cap         0.50%          0.40%         0.00%           0.90%
Index Fund) (formerly, Nationwide Select Advisers Mid Cap Fund)

NSAT Federated NSAT Equity Income Fund (formerly, Nationwide Equity        0.80%          0.31%         0.00%           1.11%
Income Fund)

NSAT Federated NSAT High Income Bond Fund (formerly, Nationwide High       0.80%          0.32%         0.00%           1.12%
Income Bond Fund)

NSAT Gartmore NSAT Emerging Markets Fund                                   1.15%          2.94%         0.00%           4.09%

NSAT Gartmore NSAT Global Technology and Communications Fund               0.98%          1.59%         0.00%           2.57%

NSAT Gartmore NSAT International Growth Fund                               1.00%          1.88%         0.00%           2.88%

NSAT Government Bond Fund                                                  0.50%          0.23%         0.00%           0.73%

NSAT J.P. Morgan NSAT Balanced Fund (formerly, Nationwide Balanced         0.75%          0.32%         0.00%           1.07%
Fund)

NSAT MAS NSAT Multi Sector Bond Fund (formerly, Nationwide Multi           0.75%          0.34%         0.00%           1.09%
Sector Bond Fund)

NSAT Money Market Fund                                                     0.39%          0.22%         0.00%           0.61%

NSAT Nationwide Global 50 Fund (formerly, Nationwide Global Equity         1.00%          0.42%         0.00%           1.42%
Fund)

NSAT Nationwide Small Cap Growth Fund (formerly, Nationwide Select         1.10%          0.50%         0.00%           1.60%
Advisers Small Cap Growth Fund)

NSAT Nationwide Small Cap Value Fund                                       0.90%          0.30%         0.00%           1.20%

NSAT Nationwide Strategic Value Fund                                       0.90%          0.36%         0.00%           1.26%

NSAT Strong NSAT Mid Cap Growth Fund (formerly, Nationwide Strategic       0.90%          0.27%         0.00%           1.17%
Value Fund)

NSAT Total Return Fund                                                     0.58%          0.23%         0.00%           0.81%

NSAT Turner NSAT Growth Focus Fund                                         0.90%          4.13%         0.00%           5.03%

Strong Opportunity Fund II, Inc.                                           1.00%          0.18%         0.00%           1.18%

The Universal Institutional Funds, Inc. - Emerging Markets Debt            0.80%          0.81%         0.00%           1.61%
Portfolio (formerly, Morgan Stanley Dean Witter Universal Funds,
Inc. - Emerging Markets Debt Portfolio)

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio         0.75%          1.54%         0.00%           2.29%

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio       0.80%          0.36%         0.00%           1.16%

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund        1.00%          0.33%         0.00%           1.33%

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund             1.00%          0.16%         0.00%           1.16%

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. The underlying mutual fund expense information is for the period ended December 31, 2000 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects variable account charges of 2.30%, which is the maximum variable account charge for the maximum number of optional benefits.

For those contracts that do not elect the maximum number of optional benefits, the expenses would be reduced. Deductions for premium taxes are not reflected but may apply.

--------------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract   If you do not surrender your    If you annuitize your contract
                                at the end of the applicable     contract at the end of the      at the end of the applicable
                                        time period               applicable time period                 time period
--------------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.    1 Yr.  3 Yrs 5 Yrs.  10 Yrs.    1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable        32     96     163     343      32      96     163     343      *     96     163      343
Portfolios, Inc. - American
Century VP Income & Growth

American Century Variable        37     113    190     393      37      113    190     393      *     113    190      393
Portfolios, Inc. - American
Century VP International

American Century Variable        35     106    179     371      35      106    179     371      *     106    179      371
Portfolios, Inc. - American
Century VP Value

Credit Suisse Warburg Pincus     39     118    199     409      39      118    199     409      *     118    199      409
Trust - Global Post-Venture
Capital Portfolio (formerly,
Warburg Pincus Trust - Global
Post-Venture Capital
Portfolio) (formerly, Warburg
Pincus Trust - Post-Venture
Capital Portfolio)

Credit Suisse Warburg Pincus     38     115    194     399      38      115    194     399      *     115    194      399
Trust - International Equity
Portfolio (formerly, Warburg
Pincus Trust - International
Equity Portfolio)

Credit Suisse Warburg Pincus     35     106    179     371      35      106    179     371      *     106    179      371
Trust - Value Portfolio
(formerly, Warburg Pincus
Trust - Value Portfolio)
(formerly, Warburg Pincus
Trust - Growth & Income
Portfolio)

Dreyfus Investment Portfolios    37     113    191     395      37      113    191     395      *     113    191      395
- European Equity Portfolio:
Initial Shares

The Dreyfus Socially             32     99     168     350      32      99     168     350      *     99     168      350
Responsible Growth Fund,
Inc.: Initial Shares

Dreyfus Stock Index Fund,        27     83     141     299      27      83     141     299      *     83     141      299
Inc.: Initial Shares

--------------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract   If you do not surrender your    If you annuitize your contract
                                at the end of the applicable     contract at the end of the      at the end of the applicable
                                        time period               applicable time period                 time period
--------------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.    1 Yr.  3 Yrs 5 Yrs.  10 Yrs.    1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment      32     99     168     350      32      99     168     350      *     99     168      350
Fund - Appreciation
Portfolio: Initial Shares
(formerly, Capital
Appreciation Portfolio)

Federated Insurance Series -     32     96     163     343      32      96     163     343      *     96     163      343
Federated Quality Bond Fund II

Fidelity VIP Equity-Income       31     95     161     339      31      95     161     339      *     95     161      339
Portfolio:  Service Class

Fidelity VIP Growth              32     98     166     348      32      98     166     348      *     98     166      348
Portfolio:  Service Class

Fidelity VIP High Income         32     99     168     350      32      99     168     350      *     99     168      350
Portfolio:  Service Class

Fidelity VIP Overseas            35     105    178     370      35      105    178     370      *     105    178      370
Portfolio:  Service Class

Fidelity VIP II Contrafund(R)    32     98     166     348      32      98     166     348      *     98     166      348
Portfolio:  Service Class

Fidelity VIP III Growth          32     99     168     351      32      99     168     351      *     99     168      351
Opportunities Portfolio:
Service Class

Janus Aspen Series - Capital     34     103    175     364      34      103    175     364      *     103    175      364
Appreciation Portfolio:
Service Shares

Janus Aspen Series - Global      34     104    176     366      34      104    176     366      *     104    176      366
Technology Portfolio: Service
Shares

Janus Aspen Series -             34     104    177     368      34      104    177     368      *     104    177      368
International Growth
Portfolio: Service Shares

NSAT Capital Appreciation Fund   33     99     169     352      33      99     169     352      *     99     169      352

NSAT Dreyfus NSAT Mid Cap        31     95     161     338      31      95     161     338      *     95     161      338
Index Fund (formerly,
Nationwide Mid Cap Index
Fund) (formerly, Nationwide
Select Advisers Mid Cap Fund)

NSAT Federated NSAT Equity       34     104    176     367      34      104    176     367      *     104    176      367
Income Fund (formerly,
Nationwide Equity Income Fund)

NSAT Federated NSAT High         34     104    176     367      34      104    176     367      *     104    176      367
Income Bond Fund (formerly,
Nationwide High Income Bond
Fund)

NSAT Gartmore NSAT Emerging      43     129    216     440      43      129    216     440      *     129    216      440
Markets Fund

NSAT Gartmore NSAT Global        38     116    196     404      38      116    196     404      *     116    196      404
Technology and Communications
Fund

NSAT Gartmore NSAT               41     124    208     427      41      124    208     427      *     124    208      427
International Growth Fund

NSAT Government Bond Fund        31     95     161     339      31      95     161     339      *     95     161      339

NSAT J.P. Morgan NSAT            34     102    174     362      34      102    174     362      *     102    174      362
Balanced Fund (formerly,
Nationwide Balanced Fund)

--------------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract   If you do not surrender your    If you annuitize your contract
                                at the end of the applicable     contract at the end of the      at the end of the applicable
                                        time period               applicable time period                 time period
--------------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.    1 Yr.  3 Yrs 5 Yrs.  10 Yrs.    1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------------
NSAT MAS NSAT Multi Sector       34     102    174     362      34     102    174     362      *     102    174      362
Bond Fund (formerly,
Nationwide Multi Sector Bond
Fund)

NSAT Money Market Fund           30     92     156     328      30     92     156     328      *     92     156      328

NSAT Nationwide Global 50        37     112    189     390      37     112    189     390      *     112    189      390
Fund (formerly, Nationwide
Global Equity Fund)

NSAT Nationwide Small Cap        38     115    194     399      38     115    194     399      *     115    194      399
Growth Fund (formerly,
Nationwide Select Advisers
Small Cap Growth Fund)

NSAT Nationwide Small Cap        35     107    181     376      35     107    181     376      *     107    181      376
Value Fund

NSAT Nationwide Small Company    37     112    189     391      37     112    189     391      *     112    189      391
Fund

NSAT Nationwide Strategic        35     106    179     371      35     106    179     371      *     106    179      371
Value Fund

NSAT Strong NSAT Mid Cap         35     106    179     371      35     106    179     371      *     106    179      371
Growth Fund (formerly,
Nationwide Strategic Growth
Fund)

NSAT Total Return Fund           32     99     168     350      32     99     168     350      *     99     168      350

NSAT Turner NSAT Growth Focus    38     116    196     404      38     116    196     404      *     116    196      404
Fund

Neuberger Berman AMT Guardian    35     106    179     371      35     106    179     371      *     106    179      371
Portfolio

Neuberger Berman AMT Mid-Cap     34     105    178     370      34     105    178     370      *     105    178      370
Growth Portfolio

Neuberger Berman AMT Partners    34     103    175     364      34     103    175     364      *     103    175      364
Portfolio

Oppenheimer Variable Account     31     94     160     337      31     94     160     337      *     94     160      337
Funds - Oppenheimer
Aggressive Growth Fund/VA
(formerly, Oppenheimer
Capital Appreciation Fund)

Oppenheimer Variable Account     31     95     162     340      31     95     162     340      *     95     162      340
Funds - Oppenheimer Capital
Appreciation Fund/VA
(formerly, Oppenheimer Growth
Fund)

Oppenheimer Variable Account     31     96     162     341      31     96     162     341      *     96     162      341
Funds - Oppenheimer Global
Securities Fund/VA

Oppenheimer Variable Account     32     97     165     345      32     97     165     345      *     97     165      345
Funds - Oppenheimer Main
Street Growth & Income
Fund/VA (formerly,
Oppenheimer Growth & Income
Fund)

Strong Opportunity Fund II,      36     109    184     382      36     109    184     382      *     109    184      382
Inc.

--------------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract   If you do not surrender your    If you annuitize your contract
                                at the end of the applicable     contract at the end of the      at the end of the applicable
                                        time period               applicable time period                 time period
--------------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.    1 Yr.  3 Yrs 5 Yrs.  10 Yrs.    1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional      39     118    199     409      39     118    199     409        *     118    199      409
Funds, Inc. - Emerging
Markets Debt Portfolio
(formerly, Morgan Stanley
Dean Witter Universal Funds,
Inc. - Emerging Markets Debt
Portfolio)

The Universal Institutional      35     107    181     376      35     107    181     376        *     107    181      376
Funds, Inc. - Mid Cap Growth
Portfolio

The Universal Institutional      36     109    184     381      36     109    184     381        *     109    184      381
Funds, Inc. - U.S. Real
Estate Portfolio

Van Eck Worldwide Insurance      37     114    192     396      37     114    192     396        *     114    192      396
Trust - Worldwide Emerging
Markets Fund

Van Eck Worldwide Insurance      36     110    186     385      36     110    186     385        *     110    186      385
Trust - Worldwide Hard Assets
Fund

W&R Target Funds, Inc. -         35     107    182     377      35     107    182     377        *     107    182      377
Asset Strategy Portfolio

W&R Target Funds, Inc. -         35     106    179     371      35     106    179     371        *     106    179      371
Balanced Portfolio

W&R Target Funds, Inc. - Bond    33     101    171     356      33     101    171     356        *     101    171      356
Portfolio

W&R Target Funds, Inc. - Core    34     105    178     370      34     105    178     370        *     105    178      370
Equity Portfolio

W&R Target Funds, Inc. -         34     104    177     368      34     104    177     368        *     104    177      368
Growth Portfolio

W&R Target Funds, Inc. - High    34     104    177     368      34     104    177     368        *     104    177      368
Income Portfolio

W&R Target Funds, Inc. -         37     113    190     393      37     113    190     393        *     113    190      393
International Portfolio

W&R Target Funds, Inc. -         34     102    174     362      34     102    174     362        *     102    174      362
Limited-Term Bond Portfolio

W&R Target Funds, Inc. -         32     98     166     347      32     98     166     347        *     98     166      347
Money Market Portfolio

W&R Target Funds, Inc. -         36     110    186     385      36     110    186     385        *     110    186      385
Science and Technology
Portfolio

W&R Target Funds, Inc. -         36     110    185     384      36     110    185     384        *     110    185      384
Small Cap Portfolio

W&R Target Funds, Inc. -         35     107    181     376      35     107    181     376        *     107    181      376
Value Portfolio

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:

     -    Non-Qualified;
     -    Investment-only;
     -    Individual Retirement Annuities (IRAs);
     -    Roth IRAs;
     -    SEP IRAs; and
     - Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in the prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

---------------------------------------------------------------
     CONTRACT          MINIMUM INITIAL     MINIMUM SUBSEQUENT
       TYPE           PURCHASE PAYMENT          PAYMENTS
---------------------------------------------------------------
Non-Qualified              $15,000               $1,000
Investment-only            $15,000               $1,000
IRAs                       $15,000               $1,000
Roth IRA                   $15,000               $1,000
SEP IRA                    $15,000               $1,000
Tax Sheltered              $15,000               $1,000
Annuity


Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into, or withdrawal from, the contract.

Optional death benefits are available under the contract at the time of application. For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account if the One-Year Enhanced Death Benefit and Spousal Protection is elected or 0.20% of the daily net assets of the variable account if the Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection is elected. For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above, Nationwide will deduct an annualized rate of 0.10% of the daily net assets of the variable account if the One-Year Step Up Death Benefit is elected, or 0.15% of the daily net assets of the variable account if the 5% Enhanced Death Benefit is elected.

Two Guaranteed Minimum Income Benefit options are available under the contract at the time of application. If the contract owner elects one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit Options").

A Beneficiary Protector Option is available for contracts with ANNUITANTS who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge. See "Beneficiary Protector Option."

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option elected prior to annuitization (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amount required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation units. All classes of accumulation units may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

WADDELL & REED, INC.

The contracts are distributed by the general distributor, Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park, Kansas 66202.

TYPE OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Contracts that are owned by natural persons allow for deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

Individual Retirement Annuities are contracts that satisfy the following requirements:

-    the contract is not transferable by the owner;

-    the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

- certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

-    the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts and Individual Retirement Annuities, from Tax Sheltered Annuities, and from Qualified Plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS (SEP IRAS)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan established by an employer must satisfy:

-    minimum participation rules;

-    top-heavy contribution rules; o nondiscriminatory allocation rules; and

-    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

ROTH IRAS

Roth IRAs are contracts that satisfy the following requirements:

-    the contract is not transferable by the owner;

-    the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

-    the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

QUALIFIED PLANS

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other sub-account contains shares attributable to accumulation units under 401(a) Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Tax Sheltered Annuities and Charitable Remainder Trusts.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of the underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

     1) shares of a current underlying mutual fund are no longer available for investment; or

     2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. That rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed. When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

STANDARD CHARGES AND DEDUCTIONS

The maximum commissions payable on the sale of a contract described in this prospectus is 2.0% of purchase payments.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.20% of the daily net assets of the variable account.

The Mortality Risk Charge (0.80%) compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge (0.40%) compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

     1)   the time the contract is surrendered;

     2)   annuitization; or

     3)   such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

DEATH BENEFIT OPTIONS

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state.

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THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF JANUARY 2, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.
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If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either 0.15% (for the One-Year Enhanced Death Benefit and Spousal Protection) or 0.20% (for the Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

One-Year Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered;

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)   the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Each death benefit option has a Spousal Protection feature - there is no additional charge for this feature. The Spousal Protection feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the following conditions are satisfied:

1) One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

2)   The spouses must be co-annuitants;

3)   Both co-annuitants must be age 85 or younger at the time of issue;

4)   The spouses must each be named as beneficiaries;

5) No person other than a spouse may be named as contract owner, annuitant or primary beneficiary;

6) If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

7) If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

8) If a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office. In addition, the date of marriage must be after the election of the death benefit option.

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THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2, 2001 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE THE CONTRACT MODIFICATIONS LISTED ABOVE.
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If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.10% (for the One-Year Step Up Death Benefit) or 0.15% (for the 5% Enhanced Death Benefit) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

     1)   the contract value; or

     2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

The contract owner can purchase one of two Guaranteed Minimum Income Benefit options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. The Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. The Beneficiary Protector Option provides that upon the death of the annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has Spousal Protection, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit, unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

a)   terminate the contract; or

b) continue the contract in accordance with the "Required Distributions" section.

Once the credit is applied to the contract, the charge for the credit is no longer assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously paid, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = the contract value on the date the rider is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d = any adjustment for a death benefit previously paid after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

b)   the benefit will terminate and will no longer be in effect; and

c)   the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated to the sub-accounts of the variable account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

     -    on a Nationwide form;

     -    signed by the contract owner; and

     -    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person (e.g. a trust or corporation) and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

     -    joint owners can only be named for Non-Qualified Contracts;

     - joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

     - the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

     - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner; and

     - an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance (age 82 or younger if electing a Guaranteed Minimum Income Benefit option), unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

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     CONTRACT          MINIMUM INITIAL      MINIMUM SUBSEQUENT
       TYPE            PURCHASE PAYMENT          PAYMENTS
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Non-Qualified              $15,000                $1,000

Investment-only            $15,000                $1,000

IRA                        $15,000                $1,000

Roth IRA                   $15,000                $1,000

SEP IRA                    $15,000                $1,000

Tax Sheltered              $15,000                $1,000
Annuity


Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-   New Year's Day                    -    Independence Day
-   Martin Luther King, Jr. Day       -    Labor Day
-   Presidents' Day                   -    Thanksgiving
-   Good Friday                       -    Christmas
-   Memorial Day

Nationwide also will not price purchase payments if:

     1)   trading on the New York Stock Exchange is restricted;

     2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payment being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

     1) the value of amounts allocated to the sub-accounts of the variable account; and

     2)   amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account and the Guaranteed Term Options based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to the underlying mutual funds are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual fund for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

     a)   is the sum of:

          1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

          2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period); and

     b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

     c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 1.20% to 2.30% of the daily net assets of the variable account, depending on which contract features the contract owner chose.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

     1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment); and

     2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

     3)   subtracting charges deducted in accordance with the contract.

TRANSFERS

Contract owners can transfer allocations without penalty or adjustment subject to the following conditions:

     -    transfers among the sub-accounts are limited to 12 times per year;

     - transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment; and

     - after annuitization, transfers may only be made on the anniversary of the annuitization date.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Transfer Requests

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions received are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market-timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market-timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

- submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

- submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

-    variable account charges;

-    underlying mutual fund charges;

-    the investment performance of the underlying mutual funds; and

- any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

     -    the participant dies;

     -    the participants retires;

     -    the participant terminates employment due to total disability; or

     - the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B)   The surrender limitations described in Section A also apply to:

     1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM  & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

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                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
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NON-ERISA PLANS  up to        up to 80% of contract value
                 $20,000      (not more than $10,000)

                 $20,000      up to 50% of contract value
                 and over     (not more than $50,000*)

ERISA PLANS      All          up to 50% of contract value
                              (not more than $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. If assessed, the loan processing fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the NSAT Money Market Fund or the W&R Target Funds, Inc. - Money Market Portfolio unless the contract owner directs otherwise.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

     -    the contract is surrendered;

     -    the contract owner/annuitant dies;

     - the contract owner who is not the annuitant dies prior to annuitization; or

     -    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, IRAs, SEP IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the Federated Insurance Series - Federated Quality Bond Fund II, Fidelity VIP High Income Portfolio, NSAT Government Bond Fund, NSAT Federated NSAT High Income Bond Fund (formerly, Nationwide High Income Bond Fund), NSAT Money Market Fund, and W&R Target Funds, Inc. - Money Market Portfolio to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.

Transfers may occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

-    the age (or date) specified in your contract; or

-    the age (or date) specified by state law, where applicable.


If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

     1)   an annuity payment option; and

     2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

------------------------------------------------
   A VARIABLE PAYMENT ANNUITY MAY NOT BE
    ELECTED WHEN EXERCISING A GUARANTEED
      MINIMUM INCOME BENEFIT OPTION.
------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

     1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

     2) multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the valuation period.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

     - the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

     - an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

GUARANTEED MINIMUM INCOME BENEFIT OPTION ("GMIB")

What is a GMIB?

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday;

b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

GMIB Option 1 Illustrations

The following charts illustrate the amount of income that will be provided to an annuitant if the contract owner annuitizes the contract at the 7th, 10th or 15th contract anniversary date, using GMIB Option 1.

The illustrations assume the following:

     - An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

     -    The contract is issued to a MALE at age 55, 65 or 70; and

     - A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

                     7 Years in Accumulation
              $140,710.04 for GMIB at Annuitization
---------------------------------------------------------------
 Male Age at     Male Age at     GMIB Purchase     Monthly
    Issue       Annuitization        Rate*          GMIB
---------------------------------------------------------------
      55              62             $4.72         $664.15

      65              72             $5.96         $838.63

      70              77             $6.79         $955.42


                     10 Years in Accumulation
             $162,889.46 for GMIB at Annuitization
---------------------------------------------------------------
 Male Age at     Male Age at     GMIB Purchase     Monthly
    Issue       Annuitization        Rate*          GMIB
---------------------------------------------------------------
      55              65             $5.03         $819.33

      65              75             $6.44        $1,049.01

      70              80             $7.32        $1,192.35


                    15 Years in Accumulation
           $200,000.00 for GMIB at Annuitization
---------------------------------------------------------------
 Male Age at     Male Age at     GMIB Purchase     Monthly
    Issue       Annuitization        Rate*          GMIB
---------------------------------------------------------------
      55              70             $5.66        $1,132.00

      65              80             $7.32        $1,464.00

      70              85             $8.18        $1,636.00

*Guaranteed monthly benefit per $1,000 applied

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states, or for contracts issued under an employer sponsored plan. Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown above will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations which occur without a GMIB option.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

     1)   after the contract has been in effect for 7 years; and

     2)   the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization
Value?

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

     -    Life Annuity;

     -    Joint and Last Survivor Annuity; and

     -    Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                           **PLEASE READ CAREFULLY**

     -    the GMIB must be elected at the time of application;

     - the annuitant must be age 82 or younger at the time the contract is issued; and

     - the GMIB is irrevocable and will remain for as long as the contract remains in force.

                    IMPORTANT CONSIDERATIONS TO KEEP IN MIND
                           REGARDING THE GMIB OPTIONS

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS and should be understood completely and analyzed thoroughly before being elected.

     - A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

     - Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

     - The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

     - Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

     -    GMIB may not be approved in all state jurisdictions.


ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

     1)   in a lump sum;

     2)   as an annuity; or

     3)   in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) or contingent beneficiary(ies) survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select an optional death benefit at the time of application (not all death benefit options may be available in all states). If no optional death benefit is elected at the time of application, the death benefit will be the standard contractual death benefit.

The death benefit value is determined as of the date Nationwide receives:

     1)   proper proof of the annuitant's death;

     2)   an election specifying the distribution method; and

     3)   any state required form(s).

Standard Contractual Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

     1)   the contract value; or

     2) the total of all purchase payments made to the contract, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered;

     3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

     4)   the 5% Interest Anniversary Value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit (available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit (available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

     1)   the contract value; or

     2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires certain distributions when a contract owner dies. Distributions will be made in accordance with the following requirements:

     3) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

     4) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

          c) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

          d) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

          d) the death of the annuitant will be treated as the death of a contract owner;

          e) any change of annuitant will be treated as the death of a contract owner; and

          f) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES

Distributions from Tax Sheltered Annuities will be made according to the Minimum Distribution and the Minimum Distribution Incidental Benefit ("MDIB") provisions of Section 401(a) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than:

          c) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

          d) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in
a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:

          a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

          b)   the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distribution commencing on the required distribution date must satisfy minimum distribution and incidental benefit provisions set forth in the Internal Revenue Code. Those provisions require that distributions cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity determined by the end of the previous calendar year by: (a) the annuitant's life expectancy; or, if applicable, (b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary. The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

          a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

          b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR IRAS AND SEP IRAS

Distributions from an IRA or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

          a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

          b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the IRA or SEP IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

     a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

          1) treat the contract as an IRA or SEP IRA established for his or her benefit; or

          2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

     b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA or SEP IRA of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(1) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all IRAs.

If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

     a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

          1) treat the contract as a Roth IRA established for his or her benefit; or

          2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

     b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

NEW MINIMUM REQUIRED DISTRIBUTION RULES

In January 2001, the Department of the Treasury promulgated new Minimum Required Distribution rules, which are to be applicable to Qualified Plans, Tax Sheltered Annuities, and IRAs. These rules are proposed to be effective for 2002 and subsequent years.

The new Minimum Required Distribution rules have substantially simplified the calculation of the required distributions. Under the proposed regulations:

     a) a uniform table is used to determine the contract owner/participant's life expectancy and uses the joint life expectancy of the contract owner/participant and a person 10 years younger recalculated annually; and

     b) if the contract owner/participant's spouse is the sole designated beneficiary and is more than 10 years younger than the contract owner/beneficiary, then their joint life expectancy, recalculated annually, may be used instead.

These life expectancies will generally be longer than the life expectancies that are available under the previous proposed regulations, thereby permitting the distribution to be spread out over a longer period of time.

In addition, the designated beneficiary's identity does not have to be determined until December 31 of the year following the contract owner/participant's death. Under the previous proposed regulations, the designated beneficiary had to be determined not later than the required beginning date (generally, when the contract owner/participant attained age 70 1/2).

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

-    the type of contract purchased;

-    the purposes for which the contract is purchased; and

- the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

-   Individual Retirement Annuities;
-   SEP IRAs;
-   Roth IRAs;
-   Tax Sheltered Annuities; and
-   Non-Qualified Contracts.

Individual Retirement Annuities and SEP IRAs

Distributions from Individual Retirement Annuities and SEP IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    used for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

-    it is made on or after the date on which the contract owner attains age 59
     1/2;

- it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

-    it is attributable to the contract owner's disability; or

- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses;

- used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

- made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982 will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

-    the result of a contract owner's death;

- the result of a contract owner's disability (as defined in the Internal Revenue Code);

- one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

-    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural person" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

- acquired by the estate of a decedent by reason of the death of the decedent;

- issued in connection with certain qualified retirement plans and individual retirement plans; or

- purchased by an employer upon the termination of certain qualified retirement plans.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

-    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

- the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

- if the payee does not provide Nationwide with a taxpayer identification number; or

- if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

     2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

     1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

     2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

     -    a transfer of the contract from one contract owner to another; or

     -    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     a) an individual who is two or more generations younger than the contract owner; or

     b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

- who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

- who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

     -    the failure to diversify was accidental;

     -    the failure is corrected; and

     -    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

     -    statements showing the contract's quarterly activity;

     - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

     - semi-annual reports as of June 30 containing financial statements for the variable account; and

     - annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

The general distributor, Waddell & Reed, Inc., is not engaged in any litigation of any material nature.

ADVERTISING

A "yield" and "effective yield" may be advertised for the NSAT Money Market Fund and the W&R Target Funds, Inc. - Money Market Portfolio. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT Money Market Fund's and the W&R Target Funds, Inc. - Money Market Portfolio's units. Yield is an annualized figure, which means that it is assumed that the NSAT Money Market Fund and the W&R Target Funds, Inc. - Money Market Portfolio generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

     -    precious metals;
     -    real estate;
     -    stocks and bonds;
     -    closed-end funds;
     -    bank money market deposit accounts and passbook savings;
     -    CDs; and
     -    the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

     -    S&P 500;
     -    Shearson/Lehman Intermediate Government/Corporate Bond Index;
     -    Shearson/Lehman Long-Term Government/Corporate Bond Index;
     -    Donoghue Money Fund Average;
     -    U.S. Treasury Note Index;
     -    Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
     -    Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

     -    Lipper Analytical Services, Inc.;
     -    CDA/Wiesenberger;
     -    Morningstar;
     -    Donoghue's;
     -    magazines such as:
          -    Money;
          -    Forbes;
          -    Kiplinger's Personal Finance Magazine;
          -    Financial World;
          -    Consumer Reports;
          -    Business Week;
          -    Time;
          -    Newsweek;
          -    National Underwriter; and
          -    News and World Report;
     -    LIMRA;
     -    Value;
     -    Best's Agent Guide;
     -    Western Annuity Guide;
     -    Comparative Annuity Reports;
     -    Wall Street Journal;
     -    Barron's;
     -    Investor's Daily;
     -    Standard & Poor's Outlook; and
     -    Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise the sub-account's standardized average annual total return ("standardized return") calculated in a manner prescribed by the SEC, and non-standardized total return ("non-standardized return").

Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the charges that could be assessed to a contract if the maximum optional benefits are chosen as of May 1, 2001 (2.30%). Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.

Non-standardized return is calculated similarly to standardized return except non-standardized return assumes an initial investment of $25,000, with base contract variable account charges of 1.20%. An assumed initial investment of $25,000 is used because that amount more accurately reflects the average contract size.

Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the non-standardized total return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is not annualized.

The standardized average annual total return and non-standardized total return quotations are calculated using underlying mutual fund data for the period ended December 31, 2000. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                        SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
$1,000 INITIAL INVESTMENT, VARIABLE ACCOUNT CHARGES OF 2.30%

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     10 Years
                                                                                                   or Date Fund
                                                                                                   Available in     Date Fund
                                                                                                   the Variable   Available in
                                                                      1 Year          5 Years        Account      the Variable
                       Sub-Account Option                          to 12/31/2000   to 12/31/2000  to 12/31/2000      Account
---------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century VP      -12.66%           N/A             8.58%         11/03/97
Income & Growth

American Century Variable Portfolios, Inc. - American Century VP      -18.73%           N/A            14.23%         11/03/97
International

American Century Variable Portfolios, Inc. - American Century VP      15.44%            N/A             5.29%         11/03/97
Value

Credit Suisse Warburg Pincus Trust - Global Post-Venture Capital      -20.80%           N/A             8.53%         11/03/97
Portfolio (formerly, Warburg Pincus Trust - Global Post-Venture
Capital Portfolio) (formerly, Warburg Pincus Trust -
Post-Venture Capital Portfolio)

Credit Suisse Warburg Pincus Trust - International Equity             -27.59%           N/A             1.68%         11/03/97
Portfolio (formerly, Warburg Pincus Trust - International Equity
Portfolio)

Credit Suisse Warburg Pincus Trust - Value Portfolio (formerly,        6.42%            N/A             7.40%         11/03/97
Warburg Pincus Trust - Value Portfolio) (formerly, Warburg
Pincus Trust - Growth & Income Portfolio)

Dreyfus Investment Portfolios - European Equity Portfolio:            -4.24%            N/A            17.97%         09/27/99
Initial Shares

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial           -13.07%           N/A            11.69%         11/03/97
Shares

Dreyfus Stock Index Fund, Inc.: Initial Shares                        -11.36%           N/A             9.99%         11/03/97

Dreyfus Variable Investment Fund - Appreciation Portfolio:            -2.92%            N/A            10.64%         11/03/97
Initial Shares (formerly, Capital Appreciation Portfolio)

Federated Insurance Series - Federated Quality Bond Fund II            7.92%            N/A             2.91%         05/01/99

Fidelity VIP Equity-Income Portfolio: Service Class                    5.83%            N/A             6.92%         11/03/97

Fidelity VIP Growth Portfolio: Service Class                          -13.10%           N/A            15.81%         11/03/97

Fidelity VIP  High Income Portfolio: Service Class                    -24.38%           N/A            -8.59%         11/03/97

Fidelity VIP Overseas Portfolio: Service Class                        -21.00%           N/A             5.83%         11/03/97

Fidelity VIP II Contrafund(R)Portfolio: Service Class                  -8.85%            N/A            11.11%         11/03/97

Fidelity VIP III Growth Opportunities Portfolio: Service Class        -19.07%           N/A             1.25%         11/03/97

Janus Aspen Series - Capital Appreciation Portfolio: Service            N/A             N/A           -19.38%         01/27/00
Shares

Janus Aspen Series - Global Technology Portfolio: Service Shares        N/A             N/A           -35.57%         01/27/00

Janus Aspen Series - International Growth Portfolio: Service            N/A             N/A           -19.02%         01/27/00
Shares

NSAT Capital Appreciation Fund                                        -28.22%           N/A            -1.21%         11/03/97

NSAT Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide Mid        12.57%            N/A            11.99%         11/03/97
Cap Index Fund) (formerly, Nationwide Select Advisers Mid Cap
Fund)

NSAT Federated NSAT Equity Income Fund (formerly, Nationwide          -12.67%           N/A             4.62%         11/03/97
Equity Income Fund)

NSAT Federated NSAT High Income Bond Fund (formerly, Nationwide       -10.38%           N/A            -1.56%         11/03/97
High Income Bond Fund)

NSAT Gartmore NSAT Emerging Markets Fund                                N/A             N/A           -13.36%         10/02/00

NSAT Gartmore NSAT Global Technology and Communications Fund            N/A             N/A           -40.16%         10/02/00

NSAT Gartmore NSAT International Growth Fund                            N/A             N/A            -8.02%         10/02/00

NSAT Government Bond Fund                                              9.96%            N/A             3.95%         11/03/97

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     10 Years
                                                                                                   or Date Fund
                                                                                                   Available in     Date Fund
                                                                                                   the Variable   Available in
                                                                      1 Year          5 Years        Account      the Variable
                       Sub-Account Option                          to 12/31/2000   to 12/31/2000  to 12/31/2000      Account
---------------------------------------------------------------------------------------------------------------------------------
NSAT J.P. Morgan NSAT Balanced Fund (formerly, Nationwide             -2.63%            N/A             0.76%         11/03/97
Balanced Fund)

NSAT MAS NSAT Multi Sector Bond Fund (formerly, Nationwide Multi       3.24%            N/A             1.05%         11/03/97
Sector Bond Fund)

NSAT Money Market Fund                                                 3.60%            N/A             3.00%         10/31/97

NSAT Nationwide Global 50 Fund (formerly, Nationwide Global           -14.33%           N/A             6.15%         11/03/97
Equity Fund)

NSAT Nationwide Small Cap Growth Fund (formerly, Nationwide           -18.09%           N/A            35.41%         05/01/99
Select Advisers Small Cap Growth Fund)

NSAT Nationwide Small Cap Value Fund                                   8.66%            N/A             7.60%         11/03/97

NSAT Nationwide Small Company Fund                                     6.41%            N/A            11.69%         11/03/97

NSAT Nationwide Strategic Value Fund                                   5.15%            N/A            -0.35%         11/03/97

NSAT Strong NSAT Mid Cap Growth Fund (formerly, Nationwide            -17.32%           N/A            18.35%         11/03/97
Strategic Growth Fund)

NSAT Total Return Fund                                                -4.36%            N/A             5.34%         11/03/97

NSAT Turner NSAT Growth Focus Fund                                      N/A             N/A           -36.91%         10/02/00

Neuberger Berman AMT Guardian Portfolio                               -1.18%            N/A            13.63%         11/03/97

Neuberger Berman AMT Mid-Cap Growth Portfolio                         -9.58%            N/A            27.66%         11/03/97

Neuberger Berman AMT Partners Portfolio                               -1.60%            N/A             1.94%         11/03/97

Oppenheimer Variable Account Funds - Oppenheimer Aggressive           -13.27%           N/A            16.63%         11/03/97
Growth Fund/VA (formerly, Oppenheimer Capital Appreciation Fund)

Oppenheimer Variable Account Funds - Oppenheimer Capital              -2.51%            N/A            16.14%         11/03/97
Appreciation Fund/VA (formerly, Oppenheimer Growth Fund)

Oppenheimer Variable Account Funds - Oppenheimer Global                 N/A             N/A            -5.48%         05/01/00
Securities Fund/VA

Oppenheimer Variable Account Funds - Oppenheimer Main Street          -10.86%           N/A             3.36%         11/03/97
Growth & Income Fund/VA (formerly, Oppenheimer Growth & Income
Fund)

Strong Opportunity Fund II, Inc.                                        N/A             N/A            -2.74%         05/01/00

The Universal Institutional Funds, Inc. - Emerging Markets Debt        8.84%            N/A             0.04%         11/03/97
Portfolio (formerly, Morgan Stanley Dean Witter Universal Funds,
Inc. - Emerging Markets Debt Portfolio)

The Universal Institutional Funds, Inc. - Mid Cap Growth                N/A             N/A           -14.44%         05/01/00
Portfolio

The Universal Institutional Funds, Inc. - U.S. Real Estate              N/A             N/A             3.20%         09/22/00
Portfolio

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets        -43.20%           N/A           -13.66%         11/03/97
Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund         8.85%            N/A            -7.67%         11/03/97

W&R Target Funds, Inc. - Asset Strategy Portfolio                       N/A             N/A             3.72%         12/01/00

W&R Target Funds, Inc. - Balanced Portfolio                             N/A             N/A             2.30%         12/01/00

W&R Target Funds, Inc. - Bond Portfolio                                 N/A             N/A             2.18%         12/01/00

W&R Target Funds, Inc. - Core Equity Portfolio                          N/A             N/A             2.11%         12/01/00

W&R Target Funds, Inc. - Growth Portfolio                               N/A             N/A             1.13%         12/01/00

W&R Target Funds, Inc. - High Income Portfolio                          N/A             N/A             0.66%         12/01/00

W&R Target Funds, Inc. - International Portfolio                        N/A             N/A             1.39%         12/01/00

W&R Target Funds, Inc. - Limited-Term Bond Portfolio                    N/A             N/A             1.30%         12/01/00

W&R Target Funds, Inc. - Money Market Portfolio                         N/A             N/A             0.32%         12/01/00

W&R Target Funds, Inc. - Science and Technology Portfolio               N/A             N/A            -3.07%         12/01/00

W&R Target Funds, Inc. - Small Cap Portfolio                            N/A             N/A             0.72%         12/01/00

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
$25,000 INITIAL INVESTMENT, VARIABLE ACCOUNT CHARGES OF 1.20%

PLEASE NOTE: THE PERFORMANCE NUMBERS BELOW REFLECT THE DEDUCTION OF THE AMOUNT ASSESSED FOR THE BASE CONTRACT OF 1.20% (A CONTRACT WITH NO OPTIONAL BENEFITS). FOR CONTRACT OWNERS WHO HAVE CHOSEN ONE OR MORE OPTIONAL BENEFITS, THE FUND PERFORMANCE AS SHOWN BELOW WOULD BE REDUCED IN ACCORDANCE TO THE COSTS OF THE OPTIONAL BENEFITS SELECTED.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      10 Years
                                                                       1 Year          5 Years      to 12/31/2000    Date Fund
                        Sub-Account Option                          to 12/31/2000   to 12/31/2000  or Life of Fund   Effective
----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century VP       -11.68%           N/A            10.93%          10/30/97
Income & Growth

American Century Variable Portfolios, Inc. - American Century VP       -17.82%         15.67%           12.28%          05/02/94
International

American Century Variable Portfolios, Inc. - American Century VP       16.73%            N/A            11.24%          05/01/96
Value

Credit Suisse Warburg Pincus Trust - Global Post-Venture Capital       -19.91%           N/A             9.73%          09/30/96
Portfolio (formerly, Warburg Pincus Trust - Global Post-Venture
Capital Portfolio) (formerly, Warburg Pincus Trust - Post-Venture
Capital Portfolio)

Credit Suisse Warburg Pincus Trust - International Equity              -26.78%          3.92%            4.78%          06/30/95
Portfolio (formerly, Warburg Pincus Trust - International Equity
Portfolio)

Credit Suisse Warburg Pincus Trust - Value Portfolio (formerly,         7.61%            N/A             8.58%          10/31/87
Warburg Pincus Trust - Value Portfolio) (formerly, Warburg Pincus
Trust - Growth & Income Portfolio)

Dreyfus Investment Portfolios - European Equity Portfolio:             -3.17%            N/A            13.62%          04/22/99
Initial Shares

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares     -12.10%         17.03%           17.11%          10/06/93

Dreyfus Stock Index Fund, Inc.: Initial Shares                         -10.36%         16.56%           15.57%          09/29/89

Dreyfus Variable Investment Fund - Appreciation Portfolio:             -1.84%          16.90%           15.77%          04/05/93
Initial Shares (formerly, Capital Appreciation Portfolio)

Federated Insurance Series - Federated Quality Bond Fund II             9.13%            N/A             3.54%          04/22/99

Fidelity VIP Equity-Income Portfolio: Service Class                     7.01%          12.08%           15.91%          10/09/86

Fidelity VIP Growth Portfolio: Service Class                           -12.13%         17.80%           18.56%          10/09/86

Fidelity VIP  High Income Portfolio: Service Class                     -23.54%          0.18%            8.51%          09/19/85

Fidelity VIP Overseas Portfolio: Service Class                         -20.12%          9.06%            7.94%          01/28/87

Fidelity VIP II Contrafund(R)Portfolio: Service Class                   -7.83%          16.35%           19.75%          01/03/95

Fidelity VIP III Growth Opportunities Portfolio: Service Class         -18.17%          9.22%           12.60%          01/03/95

Janus Aspen Series - Capital Appreciation Portfolio: Service           -20.32%           N/A            29.54%          05/01/97
Shares

Janus Aspen Series - Global Technology Portfolio: Service Shares         N/A             N/A           -34.86%          01/18/00

Janus Aspen Series - International Growth Portfolio: Service           -17.96%         21.69%           18.69%          05/02/94
Shares

NSAT Capital Appreciation Fund                                         -27.41%          9.72%            9.82%          04/15/92

NSAT Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide Mid         13.83%            N/A            13.21%          10/31/97
Cap Index Fund) (formerly, NSAT Nationwide Select Advisers Mid
Cap Fund)

NSAT Federated NSAT Equity Income Fund (formerly, Nationwide           -11.69%           N/A             5.78%          10/31/97
Equity Income Fund)

NSAT Federated NSAT High Income Bond Fund (formerly, Nationwide        -9.37%            N/A            -0.45%          10/31/97
High Income Bond Fund)

NSAT Gartmore NSAT Emerging Markets Fund                                 N/A             N/A           -25.14%          08/30/00

NSAT Gartmore NSAT Global Technology and Communications Fund             N/A             N/A           -25.39%          06/30/00

NSAT Gartmore NSAT International Growth Fund                             N/A             N/A           -14.05%          08/30/00

NSAT Government Bond Fund                                              11.20%           5.04%            6.67%          11/08/82

NSAT J.P. Morgan NSAT Balanced Fund (formerly, Nationwide              -1.54%            N/A             1.88%          10/31/97
Balanced Fund)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      10 Years
                                                                       1 Year          5 Years      to 12/31/2000    Date Fund
                        Sub-Account Option                          to 12/31/2000   to 12/31/2000  or Life of Fund   Effective
----------------------------------------------------------------------------------------------------------------------------------
NSAT MAS NSAT Multi Sector Bond Fund (formerly, Nationwide Multi        4.39%            N/A             2.18%          10/31/97
Sector Bond Fund)

NSAT Money Market Fund                                                  4.76%           4.05%            3.56%          11/30/81

NSAT Nationwide Global 50 Fund (formerly, Nationwide Global            -13.37%           N/A             7.33%          10/31/97
Equity Fund)

NSAT Nationwide Small Cap Growth Fund (formerly, Nationwide            -17.17%           N/A            36.94%          05/03/99
Select Advisers Small Cap Growth Fund)

NSAT Nationwide Small Cap Value Fund                                    9.87%            N/A             8.78%          10/31/97

NSAT Nationwide Small Company Fund                                      7.60%          16.54%           18.89%          10/23/95

NSAT Nationwide Strategic Value Fund                                    6.33%            N/A             0.76%          10/31/97

NSAT Strong NSAT Mid Cap Growth Fund (formerly, Nationwide             -16.39%           N/A            19.63%          10/31/97
Strategic Growth Fund)

NSAT Total Return Fund                                                 -3.29%          12.91%           14.12%          11/08/82

NSAT Turner NSAT Growth Focus Fund                                       N/A             N/A           -40.66%          06/30/00

Neuberger Berman AMT Guardian Portfolio                                -0.08%            N/A            14.90%          11/03/97

Neuberger Berman AMT Mid-Cap Growth Portfolio                          -8.57%            N/A            29.10%          11/03/97

Neuberger Berman AMT Partners Portfolio                                -0.50%          12.52%           13.48%          03/22/94

Oppenheimer Variable Account Funds - Oppenheimer Aggressive            -12.30%         18.28%           19.77%          08/15/86
Growth Fund/VA (formerly, Oppenheimer Capital Appreciation Fund)

Oppenheimer Variable Account Funds - Oppenheimer Capital               -1.42%          23.23%           18.03%          04/03/85
Appreciation Fund/VA (formerly, Oppenheimer Growth Fund)

Oppenheimer Variable Account Funds - Oppenheimer Global                 3.83%          20.87%           14.38%          11/20/90
Securities Fund/VA

Oppenheimer Variable Account Funds - Oppenheimer Main Street           -9.86%          13.96%           17.25%          07/05/95
Growth & Income Fund/VA (formerly, Oppenheimer Growth & Income
Fund)

Strong Opportunity Fund II, Inc.                                        5.32%          17.90%           17.84%          05/08/92

The Universal Institutional Funds, Inc. - Emerging Markets Debt        10.06%            N/A            -0.09%          06/16/97
Portfolio (formerly, Morgan Stanley Dean Witter Universal Funds,
Inc. - Emerging Markets Debt Portfolio)

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio     -8.44%            N/A            21.58%          06/16/97

The Universal Institutional Funds, Inc. - U.S. Real Estate             27.75%            N/A             6.69%          03/03/97
Portfolio

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets         -42.56%         -4.14%           -4.31%          12/21/95
Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund         10.07%           0.34%            4.50%          09/01/89

W&R Target Funds, Inc. - Asset Strategy Portfolio                      21.09%          13.54%           12.05%          05/01/95

W&R Target Funds, Inc. - Balanced Portfolio                             5.87%           9.74%           10.37%          05/03/94

W&R Target Funds, Inc. - Bond Portfolio                                 8.53%           4.43%            6.65%          07/13/87

W&R Target Funds, Inc. - Core Equity Portfolio                          7.98%          16.22%           15.02%          07/16/91

W&R Target Funds, Inc. - Growth Portfolio                               0.20%          17.41%           15.69%          07/13/87

W&R Target Funds, Inc. - High Income Portfolio                         -10.81%          2.98%            6.06%          07/13/87

W&R Target Funds, Inc. - International Portfolio                       -24.59%         16.45%           13.01%          05/03/94

W&R Target Funds, Inc. - Limited-Term Bond Portfolio                    7.44%           4.26%            5.00%          05/03/94

W&R Target Funds, Inc. - Money Market Portfolio                         4.59%           3.86%            4.17%          07/13/87

W&R Target Funds, Inc. - Science and Technology Portfolio              -22.11%           N/A            40.02%          04/04/97

W&R Target Funds, Inc. - Small Cap Portfolio                           -13.41%         14.74%           18.64%          05/03/94

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account May 1, 2001. Therefore, no sub-account performance is available.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                        Page
General Information and History............................................1
Services...................................................................1
Purchase of Securities Being Offered.......................................1
Underwriters...............................................................2
Calculations of Performance................................................2
Annuity Payments...........................................................3
Condensed Financial Information............................................3
Financial Statements.....................................................___

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company that offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL
     Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities.

     AMERICAN CENTURY VP VALUE
     Investment Objective: Long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)
The Credit Suisse Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Portfolios are managed by Credit Suisse Asset Management, LLC ("Credit Suisse").

     GLOBAL POST-VENTURE CAPITAL PORTFOLIO (FORMERLY, POST-VENTURE CAPITAL PORTFOLIO) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999) Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio will invest in at least three countries including the United States.

     INTERNATIONAL EQUITY PORTFOLIO (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999)
     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Credit Suisse have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

     VALUE PORTFOLIO (FORMERLY, GROWTH & INCOME PORTFOLIO) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000)
     Investment Objective: Total return by investing primarily in equity securities of value companies that may or may not pay dividends.

DREYFUS INVESTMENT PORTFOLIOS
Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     EUROPEAN EQUITY PORTFOLIO: INITIAL SHARES
     Investment Objective: Long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
The Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly owned subsidiary of Mellon Bank, N.A., which is a wholly owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation serves as the Fund's manager.

     APPRECIATION PORTFOLIO: INITIAL SHARES (FORMERLY, CAPITAL APPRECIATION PORTFOLIO)
     Investment Objective: Primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an open-end management investment company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.

     FEDERATED QUALITY BOND FUND II
     Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

          - at least 65% in income-producing debt securities and preferred stocks, including convertible securities; and

          - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO: SERVICE CLASS
     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and its portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

JANUS ASPEN SERIES
The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the Portfolio invests at least 65% of its total assets in securities of companies that the Portfolio manager believes will benefit significantly from advances or improvements in technology.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Villanova Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore NSAT Emerging Markets Fund and Gartmore NSAT International Growth Fund. The remaining assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     CAPITAL APPRECIATION FUND
     Investment Objective: Long-term capital appreciation.

     DREYFUS NSAT MID CAP INDEX FUND (FORMERLY, NATIONWIDE MID CAP INDEX FUND) (FORMERLY, NATIONWIDE SELECT ADVISERS MID CAP FUND)
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the Fund generally is fully invested in all 400 stocks included in this index in proportion to their weighting in the index, and in futures whose performance is tied to the index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     FEDERATED NSAT EQUITY INCOME FUND (FORMERLY, NATIONWIDE EQUITY INCOME FUND)
     Subadviser: Federated Investment Counseling
     Investment Objective: Above average income and capital appreciation by investing primarily in income producing U.S. and foreign equity securities and securities that are convertible into common stock.

     FEDERATED NSAT HIGH INCOME BOND FUND (FORMERLY, NATIONWIDE HIGH INCOME BOND
     FUND)
     Subadviser: Federated Investment Counseling
     Investment Objective: High current income by investing at least 65% of the Fund's total assets in corporate bonds that are rated BBB or lower by a rating agency or that are unrated but of comparable quality. Such funds are commonly referred to as "junk bonds."

     GARTMORE NSAT EMERGING MARKETS FUND
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

     GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
     Investment Objective: Long-term capital appreciation by investing primarily and at least 65% of its total assets in equity securities issued by U.S. and foreign companies with business operations in technology and communications and/or technology and communication related industries.

     GARTMORE NSAT INTERNATIONAL GROWTH FUND
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries. The Fund invests at least 65% of its assets in established companies located in at least three countries other than the U.S.

     GOVERNMENT BOND FUND
     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing at least 65% of its total assets in U.S. government and agency bonds, bills and notes.

     J.P. MORGAN NSAT BALANCED FUND (FORMERLY, NATIONWIDE BALANCED FUND)
     Subadviser: J.P. Morgan Investment Management, Inc.
     Investment Objective: A high total return from a diversified portfolio of equity and fixed income securities. Under normal circumstances, the Fund invests approximately 60% of its assets in equity securities and 40% of its assets in fixed income securities. The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the Standard & Poor's 500 Index. Generally, most of the Fund's fixed income securities will consist of "investment grade" securities, but the Fund may invest securities rated below investment grade or determined by the subadviser to be of comparable quality. These securities are commonly known as junk bonds.

     MAS NSAT MULTI SECTOR BOND FUND (FORMERLY, NATIONWIDE MULTI SECTOR BOND
     FUND)
     Subadviser: Miller, Anderson & Sherrerd, LLP
     Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities. The subadviser will use futures, swaps and other derivatives in managing the Fund.

     MONEY MARKET FUND
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

     NATIONWIDE GLOBAL 50 FUND (FORMERLY, NATIONWIDE GLOBAL EQUITY FUND)
     Subadviser: J. P. Morgan Investment Management Inc.
     Investment Objective: To provide high total return from a globally diversified portfolio of equity securities. The Fund seeks its investment objective through stock selection and management of currency exposure. The Fund invests in approximately fifty stocks of primarily large and midcap companies located throughout the world.

     NATIONWIDE SMALL CAP GROWTH FUND (FORMERLY, NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND)
     Subadvisers: Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company
     Investment Objective: Capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known has small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies.

     NATIONWIDE SMALL CAP VALUE FUND
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a medial market capitalization of approximately $1 billion. Under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     NATIONWIDE SMALL COMPANY FUND
     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company
     Investment Objective: Long-term growth of capital. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     NATIONWIDE STRATEGIC VALUE FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1,
     2000)
     Subadviser: Strong Capital Management Inc.
     Investment Objective: Primarily long-term capital appreciation. The Fund invests primarily in common stocks of medium and large-size companies. The subadviser selects stocks of companies that have attractive growth prospects, but are believed to be underpriced. To a limited extent, the Fund may also invest in foreign securities.

     STRONG NSAT MID CAP GROWTH FUND (FORMERLY, NATIONWIDE STRATEGIC GROWTH
     FUND)
     Subadviser: Strong Capital Management Inc.
     Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. The Fund invests primarily in stocks of medium sized companies but its portfolio can include stocks of companies of any size.

     TOTAL RETURN FUND
     Investment Objective: To obtain a reasonable, long-term total return on invested capital.

     TURNER NSAT GROWTH FOCUS FUND
     Subadviser: Turner Investment Partners, Inc.
     Investment Objective: Long-term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 20 to 30 common stocks.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")
Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

     GUARDIAN PORTFOLIO
     Investment Objective: Long-term capital growth, with current income as a secondary objective. The Portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

     MID-CAP GROWTH PORTFOLIO
     Investment Objective: Capital growth. The Portfolio pursues this goal by investing mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

     PARTNERS PORTFOLIO
     Investment Objective: Capital growth. The Portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA (FORMERLY, OPPENHEIMER CAPITAL APPRECIATION FUND)
     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY, OPPENHEIMER GROWTH
     FUND)
     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA
     Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special appreciation possibilities. These securities may be considered speculative.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA (FORMERLY, OPPENHEIMER GROWTH & INCOME FUND)
     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

STRONG OPPORTUNITY FUND II, INC.
The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management, Inc. is the investment adviser for the Fund.
     Investment Objective: Capital appreciation through investments in a diversified portfolio of equity securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located. Morgan Stanley Dean Witter Investment Management, Inc. is the portfolio's investment adviser.

     MID CAP GROWTH PORTFOLIO
     Investment Objective: Long-term capital growth by investing primarily in common stocks and other equity securities of issuers with equity capitalizations in the range of the companies represented in the Standard & Poor's Rating Group

     ("S&P") MidCap 400 Index. Such range is generally $500 million to $6 billion but the range fluctuates over time with changes in the equity market. Miller, Anderson & Sherrerd, LLP is the Portfolio's investment adviser.

     U. S. REAL ESTATE PORTFOLIO
     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Morgan Stanley Asset Management, Inc. serves as the Fund's investment adviser.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

     WORLDWIDE EMERGING MARKETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

W&R TARGET FUNDS, INC.
The Fund is an open-end, diversified management company organized as a Maryland corporation on December 2, 1986. The Fund sells its shares only to the separate accounts of participating insurance companies to fund certain variable life insurance policies and variable annuity contracts. Waddell & Reed Investment Management Company is the Fund's investment adviser.

     ASSET STRATEGY PORTFOLIO
     Investment Objective: High total return over the long-term. The Portfolio seeks to achieve its goal by allocating its assets among stocks, bonds and short-term instruments, both in the United States and abroad.

     BALANCED PORTFOLIO
     Investment Objective: Primarily, current income, with a secondary goal of long-term appreciation of capital. The Portfolio invests primarily in a mix of stocks, fixed-income securities and cash, depending on market conditions.

     BOND PORTFOLIO
     Investment Objective: A reasonable return with emphasis on preservation of capital. The Portfolio seeks to achieve its goal by investing primarily in domestic debt securities, usually of investment grade.

     CORE EQUITY PORTFOLIO
     Investment Objective: Capital growth and income. The Portfolio seeks to achieve its goals by investing primarily in common stocks of large U.S. and foreign companies that have a record of paying regular dividends on common stock or have the potential for capital appreciation, or are expected to resist market decline.

     GROWTH PORTFOLIO
     Investment Objective: Capital growth, with a secondary goal of current income. The Portfolio seeks to achieve its goal by investing primarily in common stocks of U.S. and foreign companies.

     HIGH INCOME PORTFOLIO
     Investment Objective: Primarily, high current income with a secondary goal of capital growth. The Portfolio seeks to achieve its goals by investing primarily in high-yield, high-risk, fixed-income securities of U.S. and foreign issuers, the risks of which are consistent with the Portfolio's goals.

     INTERNATIONAL PORTFOLIO
     Investment Objective: Primarily, long-term appreciation of capital, with a secondary goal of current income. The Portfolio seeks to achieve its goals by investing primarily in common stocks of foreign companies that may have the potential for long-term growth.

     LIMITED-TERM BOND PORTFOLIO
     Investment Objective: A high level of current income consistent with preservation of capital. The Portfolio seeks to achieve its goal by investing primarily in investment-grade debt securities of U.S. issuers, including U.S. Government securities.

     MONEY MARKET PORTFOLIO
     Investment Objective: Current income consistent with stability of principal. The Portfolio seeks to achieve it goal by investing in U.S. dollar-denominated high quality money market obligations and instruments.

     SCIENCE AND TECHNOLOGY PORTFOLIO
     Investment Objective: Long-term capital growth. The Portfolio seeks to achieve its goals by concentrating its investments primarily in science and technology equity securities of U.S. and foreign companies.

     SMALL CAP PORTFOLIO
     Investment Objective: Capital growth. The Portfolio seeks to achieve its goal by investing primarily in common stocks of companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or in emerging industries where the opportunity for rapid growth is above average.

     VALUE PORTFOLIO
     Investment Objective: Long-term capital appreciation of capital by investing, during normal market conditions, primarily in the stocks of large U.S. and foreign companies that are undervalued relative to the true worth of the company.

APPENDIX B: CONDENSED FINANCIAL INFORMATION (BOA)

--------------------------------------------------------------------------------
The following tables list the Condensed Financial Information (the accumulation unit values for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.20%) and contracts with all available optional benefits available on December 31, 2000 (the maximum variable account charge of 1.90%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contracts, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

                   CALLING:     1-800-848-6331, TDD 1-800-238-3035

                   WRITING:     Nationwide Life Insurance Company
                                P.O. Box 16609
                                Columbus, Ohio 43216-6609

                   CHECKING ON-LINE AT:  www.bestofamerica.com
--------------------------------------------------------------------------------

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.20%)
          (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF
                              THE VARIABLE ACCOUNT)


------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------------------------------------------------------------------------------------------------
American Century                14.495483           12.802086         -11.68%           1,188,175            2000
Variable Portfolios,            12.431326           14.495483          16.60%             435,194            1999
Inc. - American Century         10.000000           12.431326          24.31%               2,542            1998
VP Income & Growth -
Q/NQ

American Century                17.674116           14.524713         -17.82%           1,524,024            2000
Variable Portfolios,            10.904652           17.674116          62.08%             800,500            1999
Inc. - American Century         10.000000           10.904652           9.05%                 223            1998
VP International - Q/NQ

American Century                11.263216           13.147862          16.73%             562,778            2000
Variable Portfolios,            11.497731           11.263216          -2.04%             182,255            1999
Inc. - American Century         10.000000           11.497731          14.98%               1,309            1998
VP Value - Q/NQ

Credit Suisse Warburg           20.579437           16.482534         -19.91%              28,615            2000
Pincus Trust - Global           12.739606           20.579437          61.54%              42,065            1999
Post-Venture Capital            10.000000           12.739606          27.40%                   3            1998
Portfolio(1) - Q/NQ

Credit Suisse Warburg           16.374564           11.989196         -26.78%              46,141            2000
Pincus Trust -                  10.801619           16.374564          51.29%             324,270            1999
International Equity            10.000000           10.801619           8.02%                   0            1998
Portfolio(2) - Q/NQ

(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.


------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg            12.269490           13.203287           7.61%             100,945            2000
Pincus Trust - Value             11.688738           12.269490           4.97%              41,592            1999
Portfolio(1) - Q/NQ              10.000000           11.688738          16.89%                  25            1998

Dreyfus Investment               12.890242           12.481806          -3.17%             292,466            2000
Portfolios- European             10.000000           12.890242          28.90%               9,109            1999
Equity Portfolio:
Initial Shares - Q/NQ

The Dreyfus Socially             16.397708           14.414394         -12.10%             794,428            2000
Responsible Growth Fund,         12.758878           16.397708          28.52%             267,898            1999
Inc.: Initial Shares -           10.000000           12.758878          27.59%               3,023            1998
Q/NQ

Dreyfus Stock Index              14.736468           13.209188         -10.36%           5,480,063            2000
Fund, Inc.: Initial              12.367188           14.736468          19.16%           2,643,256            1999
Shares - Q/NQ                    10.000000           12.367188          23.67%              29,704            1998

Dreyfus Variable                 13.442893           13.195948          -1.84%             644,953            2000
Investment Fund                  12.207586           13.442893          10.12%             375,791            1999
-Appreciation Portfolio:         10.000000           12.207586          22.08%               3,300            1998
Initial Shares(2) - Q/NQ

Federated Insurance               9.790385           10.684388           9.13%             924,949            2000
Series - Federated               10.000000            9.790385          -2.10%              93,080            1999
Quality Bond Fund II -
Q/NQ

Fidelity VIP                     12.440601           13.313013           7.01%           2,161,872            2000
Equity-Income Portfolio:         11.850451           12.440601           4.98%             927,286            1999
Service Class - Q/NQ             10.000000           11.850451          18.50%               4,750            1998

Fidelity VIP Growth              17.653733           15.512519         -12.13%           4,474,920            2000
Portfolio: Service Class         13.015101           17.653733          35.64%           1,970,612            1999
- Q/NQ                           10.000000           13.015101          30.15%              10,429            1998

Fidelity VIP High Income         11.087928            8.478210         -23.54%           1,428,006            2000
Portfolio: Service Class         10.384114           11.087928           6.78%           2,068,984            1999
- Q/NQ                           10.000000           10.384114           3.84%               2,242            1998

Fidelity VIP Overseas            15.900927           12.702222         -20.12%             976,921            2000
Portfolio: Service Class         11.296846           15.900927          40.76%             542,691            1999
- Q/NQ                           10.000000           11.296846          12.97%               4,196            1998

(1) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.
(2)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.


-------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II                  15.457984           14.247834          -7.83%           2,464,577            2000
Contrafund(R) Portfolio:         12.602507           15.457984          22.66%           1,033,897            1999
Service Class - Q/NQ             10.000000           12.602507          26.03%              12,360            1998

Fidelity VIP III Growth          12.785954           10.463173         -18.17%             831,500            2000
Opportunities Portfolio:         12.421717           12.785954           2.93%             708,815            1999
Service Class - Q/NQ             10.000000           12.421717          24.22%               2,339            1998

Janus Aspen Series -             10.000000            8.145127         -18.55%           3,201,547            2000
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

Janus Aspen Series -             10.000000            6.509446         -34.91%           2,408,388            2000
Global Technology
Portfolio: Service
Shares - Q/NQ

Janus Aspen Series -             10.000000            8.181886         -18.18%           3,150,414            2000
International Growth
Portfolio: Service
Shares - Q/NQ

NSAT Capital                     12.767993            9.268169         -27.41%             557,986            2000
Appreciation Fund - Q/NQ         12.392954           12.767993           3.03%             480,900            1999
                                 10.000000           12.392954          23.93%               2,759            1998

NSAT Dreyfus NSAT Mid            14.644558           16.670157          13.83%             500,113            2000
Cap Index Fund(1) - Q/NQ         12.257790           14.644558          19.47%              61,967            1999
                                 10.000000           12.257790          22.58%                   0            1998

NSAT Federated NSAT              13.963829           12.331560         -11.69%             242,410            2000
Equity Income Fund(2) -          11.927845           13.963829          17.07%              36,537            1999
Q/NQ                             10.000000           11.927845          19.28%               1,552            1998

NSAT Federated NSAT High         10.764664            9.755865          -9.37%             309,375            2000
Income Bond Fund(3) - Q/NQ       10.558563           10.764664           1.95%             156,778            1999
                                 10.000000           10.558563           5.59%               1,173            1998

(1) Formerly, NSAT Nationwide Mid Cap Index Fund and prior to that, NSAT Nationwide Select Advisers Mid Cap Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.
(3)  Formerly, NSAT Nationwide High Income Bond Fund.


-------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT               10.000000            8.686950         -13.13%                  77            2000
Emerging Markets Fund -
Q/NQ

NSAT Gartmore NSAT               10.000000            6.000048         -40.00%              12,804            2000
Global Technology and
Communications Fund -
Q/NQ

NSAT Gartmore NSAT               10.000000            9.222891          -7.77%               3,925            2000
International Growth
Fund - Q/NQ

NSAT Government Bond              9.816007           10.914977          11.20%           2,634,608            2000
Fund - Q/NQ                      10.174058            9.816007          -3.52%           1,189,269            1999
                                 10.000000           10.174058           1.74%               1,182            1998

NSAT J.P. Morgan NSAT            10.735723           10.570325          -1.54%             629,982            2000
Balanced Fund(1) - Q/NQ          10.772545           10.735723          -0.34%             198,591            1999
                                 10.000000           10.772545           7.73%                 844            1998

NSAT MAS NSAT Multi              10.510552           10.972282           4.39%             752,806            2000
Sector Bond Fund(2) - Q/NQ       10.475252           10.510552           0.34%             319,555            1999
                                 10.000000           10.475252           4.75%               1,706            1998

NSAT Money Market Fund*          10.489614           10.989031           4.76%          22,585,655            2000
- Q/NQ                           10.126097           10.489614           3.59%           5,999,270            1999
                                 10.000000           10.126097           1.26%              48,756            1998

NSAT Nationwide Global           14.267173           12.359900         -13.37%             257,370            2000
50 Fund(3) - Q/NQ                11.747364           14.267173          21.45%             131,977            1999
                                 10.000000           11.747364          17.47%                   0            1998

NSAT Nationwide Small            20.338511           16.846010         -17.17%             361,192            2000
Cap Growth Fund(4) - Q/NQ        10.000000           20.338511         103.39%              38,228            1999

*The 7 day yield for the NSAT Money Market Fund as of December 31, 2000 was
4.91%.

(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.


-------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small            15.896867           17.466310           9.87%             647,487            2000
Cap Value Fund - Q/NQ            12.586199           15.896867          26.30%             221,427            1999
                                 10.000000           12.586199          25.86%               3,627            1998

NSAT Nationwide Small            17.099098           18.398225           7.60%             916,002            2000
Company Fund - Q/NQ              12.016781           17.099098          42.29%             643,635            1999
                                 10.000000           12.016781          20.17%                   3            1998

NSAT Nationwide                  11.949113           12.704964           6.33%             103,163            2000
Strategic Value Fund -           12.477330           11.949113          -4.23%              25,168            1999
Q/NQ                             10.000000           12.477330          24.77%                 853            1998

NSAT Strong NSAT Mid Cap         22.750997           19.022019         -16.39%             584,573            2000
Growth Fund(1) - Q/NQ            12.463581           22.750997          82.54%             154,804            1999
                                 10.000000           12.463581          24.64%                   0            1998

NSAT Total Return Fund -         12.646339           12.230458          -3.29%           1,021,191            2000
Q/NQ                             11.968910           12.646339           5.66%             713,183            1999
                                 10.000000           11.968910          19.69%               2,684            1998

NSAT Turner NSAT Growth          10.000000            6.325751         -33.74%               5,700            2000
Focus Fund - Q/NQ

Neuberger Berman AMT             13.976229           13.965623          -0.08%             410,175            2000
Guardian Portfolio - Q/NQ        12.307946           13.976229          13.55%             266,985            1999
                                 10.000000           12.307946          23.08%                  29            1998

Neuberger Berman AMT             20.834304           19.049729          -8.57%             940,721            2000
Mid-Cap Growth Portfolio         13.702754           20.834304          52.04%             237,451            1999
- Q/NQ                           10.000000           13.702754          37.03%               1,744            1998

Neuberger Berman AMT             12.539993           12.477284          -0.50%             356,507            2000
Partners Portfolio - Q/NQ        11.821068           12.539993           6.08%             175,689            1999
                                 10.000000           11.821068          18.21%               2,787            1998

Oppenheimer Variable             23.512658           20.620784         -12.30%             817,893            2000
Account Funds -                  12.961315           23.512658          81.41%             773,085            1999
Oppenheimer Aggressive           10.000000           12.961315          29.61%               1,430            1998
Growth Fund/VA(2) - Q/NQ

(1)  Formerly, NSAT Nationwide Strategic Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.


---------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                            VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                            BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable              17.848621           17.594890          -1.42%           1,264,215            2000
Account Funds -                   12.752843           17.848621          39.96%             340,977            1999
Oppenheimer Capital               10.000000           12.752843          27.53%               2,544            1998
Appreciation Fund/VA(1) -
Q/NQ

Oppenheimer Variable              10.000000            9.521827          -4.78%             481,891            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA - Q/NQ

Oppenheimer Variable              14.609212           13.168121          -9.86%           1,567,021            2000
Account Funds -                   12.149185           14.609212          20.25%             456,564            1999
Oppenheimer Main Street           10.000000           12.149185          21.49%               2,746            1998
Growth & Income Fund/VA(2)
- Q/NQ

Strong Opportunity Fund           10.000000            9.776003          -2.24%             515,567            2000
II, Inc. - Q/NQ

The Universal                     14.572201           16.037786          10.06%             150,694            2000
Institutional Funds, Inc.         11.400149           14.572201          27.82%              32,833            1999
- Emerging Markets Debt           10.000000           11.400149          14.00%                 593            1998
Portfolio(3) - Q/NQ

The Universal                     10.000000            8.620055         -13.80%             198,532            2000
Institutional Funds, Inc.
- Mid Cap Growth
Portfolio - Q/NQ

The Universal                     12.479280           12.974262           3.97%             548,587            2000
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide                 23.947713           13.755231         -42.56%             221,890            2000
Insurance Trust -                 12.101814           23.947713          97.89%             172,512            1999
Worldwide Emerging                10.000000           12.101814          21.02%               2,036            1998
Markets Fund - Q/NQ

(1)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.


-------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide               12.649846           13.923943          10.07%              81,053            2000
Insurance Trust -               10.581149           12.649846          19.55%              61,589            1999
Worldwide Hard Assets           10.000000           10.581149           5.81%                   0            1998
Fund - Q/NQ


The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account effective May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT Gartmore NSAT Emerging Markets Fund, NSAT Gartmore NSAT Global Technology and Communications Fund, NSAT Gartmore NSAT International Growth Fund and NSAT Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.90%)
          (VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF
                              THE VARIABLE ACCOUNT)


------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
------------------------------------------------------------------------------------------------------------------------
American Century                 10.880025            9.541283         -12.30%                   0            2000
Variable Portfolios,
Inc. - American Century
VP Income & Growth - Q/NQ

American Century                 15.480327           12.480327         -18.40%                   0            2000
Variable Portfolios,
Inc. - American Century
VP International - Q/NQ

American Century                  8.768259           10.163375          15.91%                   0            2000
Variable Portfolios,
Inc. - American Century
VP Value - Q/NQ

Credit Suisse Warburg            15.600551           12.406646         -20.47%                   0            2000
Pincus Trust - Global
Post-Venture Capital
Portfolio(1) - Q/NQ

Credit Suisse Warburg            14.630509           10.636622         -27.30%                   0            2000
Pincus Trust -
International Equity
Portfolio(2) - Q/NQ

Credit Suisse Warburg             9.327994            9.967257           6.85%                   0            2000
Pincus Trust - Value
Portfolio(3) - Q/NQ

Dreyfus Investment               12.866500           12.370991          -3.85%                   0            2000
Portfolios- European
Equity Portfolio:
Initial Shares - Q/NQ

(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.


------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND      ACCUMULATION       ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                            UNIT VALUE AT      VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                            BEGINNING OF       PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                     PERIOD
------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially              11.852125          10.345179         -12.71%                   0            2000
Responsible Growth Fund,
Inc.: Initial Shares- Q/NQ

Dreyfus Stock Index Fund,         10.779645           9.594375         -11.00%                   0            2000
Inc.: Initial Shares -
Q/NQ
Dreyfus Variable                  10.170406           9.913289          -2.53%                   0            2000
Investment Fund
-Appreciation Portfolio:
Initial Shares(1) - Q/NQ

Federated Insurance                9.744333          10.559225           8.36%                   0            2000
Series - Federated
Quality Bond Fund II -
Q/NQ

Fidelity VIP                       9.297394           9.879350           6.26%                   0            2000
Equity-Income Portfolio:
Service Class - Q/NQ

Fidelity VIP Growth               12.305653          10.736866         -12.75%                   0            2000
Portfolio: Service Class
- Q/NQ

Fidelity VIP High Income           9.659523           7.333907         -24.08%                   0            2000
Portfolio: Service Class
- Q/NQ

Fidelity VIP Overseas             13.041301          10.344382         -20.68%                   0            2000
Portfolio: Service Class
- Q/NQ

Fidelity VIP II                   11.263156          10.308233          -8.48%                   0            2000
Contrafund(R)Portfolio:
Service Class - Q/NQ

(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.


-----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND      ACCUMULATION       ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                            UNIT VALUE AT      VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                            BEGINNING OF       PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                     PERIOD
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth            9.856495           8.009032         -18.74%                   0            2000
Opportunities Portfolio:
Service Class - Q/NQ

Janus Aspen Series -              10.000000           8.091928         -19.08%                   0            2000
Capital Appreciation
Portfolio: Service Shares
- Q/NQ

Janus Aspen Series -              10.000000           6.466853         -35.33%                   0            2000
Global Technology
Portfolio: Service Shares
- Q/NQ

Janus Aspen Series -              10.000000           8.128419         -18.72%                   0            2000
International Growth
Portfolio: Service Shares
- Q/NQ

NSAT Capital Appreciation          9.694518           6.987497         -27.92%                   0            2000
Fund - Q/NQ

NSAT Dreyfus NSAT Mid Cap         11.432355          12.921938          13.03%                   0            2000
Index Fund(1) - Q/NQ

NSAT Federated NSAT               10.764410           9.439135         -12.31%                   0            2000
Equity Income Fund(2) - Q/NQ

NSAT Federated NSAT High           9.663565           8.696224         -10.01%                   0            2000
Income Bond Fund(3) - Q/NQ

NSAT Gartmore NSAT                10.000000           8.672055         -13.28%                   0            2000
Emerging Markets Fund -
Q/NQ

(1) Formerly, NSAT Nationwide Mid Cap Index Fund and prior to that, NSAT Nationwide Select Advisers Mid Cap Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.
(3)  Formerly, NSAT Nationwide High Income Bond Fund.


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND       ACCUMULATION       ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                             UNIT VALUE AT      VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF       PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                     PERIOD
--------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Global          10.000000           5.989717         -40.10%                   0            2000
Technology and
Communications Fund - Q/NQ

NSAT Gartmore NSAT                 10.000000           9.207114          -7.93%                   0            2000
International Growth Fund
- Q/NQ

NSAT Government Bond Fund           9.721987          10.734272          10.41%                   0            2000
- Q/NQ

NSAT J.P. Morgan NSAT               9.468619           9.257079          -2.23%                   0            2000
Balanced Fund(1) - Q/NQ

NSAT MAS NSAT Multi Sector          9.884242          10.245769           3.66%                   0            2000
Bond Fund(2) - Q/NQ

NSAT Money Market Fund* -          10.195482          10.605632           4.02%               9,076            2000
Q/NQ

NSAT Nationwide Global 50          11.167113           9.606072         -13.98%                   0            2000
Fund(3) - Q/NQ

NSAT Nationwide NSAT Small         20.243274          16.648755         -17.76%                   0            2000
Cap Growth Fund(4) - Q/NQ

*The 7 day yield for the NSAT Money Market Fund as of December 31, 2000 was
4.20%.

(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND       ACCUMULATION       ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                             UNIT VALUE AT      VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF       PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                     PERIOD
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap          11.681367          12.744198           9.10%                   0            2000
Value Fund - Q/NQ

NSAT Nationwide Small              14.105728          15.070448           6.84%                   0            2000
Company Fund - Q/NQ

NSAT Nationwide Strategic           8.536625           9.012666           5.58%                   0            2000
Value Fund - Q/NQ

NSAT Strong NSAT Mid Cap           14.638685          12.152925         -16.98%                   0            2000
Growth Fund(1) - Q/NQ

NSAT Total Return Fund -            9.838680           9.448103          -3.97%                   0            2000
Q/NQ

NSAT Turner NSAT Growth            10.000000           6.314847         -36.85%                   0            2000
Focus Fund - Q/NQ

Neuberger Berman AMT                9.955186           9.877577          -0.78%                   0            2000
Guardian Portfolio - Q/NQ

Neuberger Berman AMT               15.243555          13.839506          -9.21%                   0            2000
Mid-Cap Growth Portfolio -
Q/NQ

Neuberger Berman AMT                9.491719           9.377731          -1.20%                   0            2000
Partners Portfolio - Q/NQ

Oppenheimer Variable               16.048985          13.975777         -12.92%                   0            2000
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA(2) - Q/NQ

(1)  Formerly, NSAT Nationwide Strategic Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND       ACCUMULATION       ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                             UNIT VALUE AT      VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF       PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                     PERIOD
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable               12.742243          12.472602          -2.12%                   0            2000
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA(1) -
Q/NQ

Oppenheimer Variable               10.000000           9.477189          -5.23%                   0            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA - Q/NQ

Oppenheimer Variable               10.770042           9.639258         -10.50%                   0            2000
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA(2) -
Q/NQ

Strong Opportunity Fund            10.000000           9.730182          -2.70%                   0            2000
II, Inc. - Q/NQ

The Universal                      11.195718          12.234919           9.28%                   0            2000
Institutional Funds, Inc.
- Emerging Markets Debt
Portfolio(3) - Q/NQ

The Universal                      10.000000           8.579581         -14.20%                   0            2000
Institutional Funds, Inc.
- Mid Cap Growth Portfolio
- Q/NQ

The Universal                      10.897503          11.307986           3.77%                   0            2000
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio - Q/NQ

(1)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND      ACCUMULATION       ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                            UNIT VALUE AT      VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                            BEGINNING OF       PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                     PERIOD
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide                 15.575591           8.883159         -42.97%                   0            2000
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

Van Eck Worldwide                  9.973670          10.900909           9.30%                   0            2000
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account effective May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT Gartmore NSAT Emerging Markets Fund, NSAT Gartmore NSAT Global Technology and Communications Fund, NSAT Gartmore NSAT International Growth Fund and NSAT Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2001

                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT- 9


This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2001. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6331, TDD 1-800-238-3035.

                                TABLE OF CONTENTS
                                                                         PAGE
     General Information and History........................................1
     Services...............................................................1
     Purchase of Securities Being Offered...................................1
     Underwriters...........................................................2
     Calculations of Performance............................................2
     Annuity Payments.......................................................3
     Condensed Financial Information........................................3
     Financial Statements.................................................___

GENERAL INFORMATION AND HISTORY

Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $111 billion as of December 31, 2000.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

The Custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemption of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The audited financial statements of Nationwide and Nationwide Variable Account-9 have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The offices of KPMG LLP are located at Two Nationwide Plaza, Columbus, Ohio 43215.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215, an affiliate of Nationwide. During the fiscal years ended December 31, 2000, 1999 and 1998, no underwriting commissions have been paid by Nationwide to NISC.

The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Ave, Overland Park, Kansas 66202. No underwriting commissions have been paid by Nationwide to Waddell & Reed, Inc.

CALCULATIONS OF PERFORMANCE

Any current yield quotations of the NSAT Money Market Fund and the W&R Target Funds, Inc. - Money Market Portfolio, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7) or (366/7) in a leap year. The NSAT Money Market Fund's and the W&R Target Funds, Inc. - Money Market Portfolio's seven-day current unit value yield for the maximum number of options available as of December 31, 2000 (1.90%) was 4.20% and 4.05% respectively. The NSAT Money Market Fund's and the W&R Target Funds, Inc. - Money Market Portfolio's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the NSAT Money Market Fund and the W&R Target Funds, Inc. - Money Market Portfolio. The NSAT Money Market Fund's and the W&R Target Funds, Inc. - Money Market Portfolio's seven-day effective yield for the maximum number of options available as of December 31, 2000 (1.90%) was 4.29% and 4.13% respectively.

The NSAT Money Market Fund's and the W&R Target Funds, Inc. - Money Market Portfolios yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the NSAT Money Market Fund and the W&R Target Funds, Inc. - Money Market Portfolio determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the NSAT Money Market Fund's and the W&R Target Funds, Inc. - Money Market Portfolio's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the NSAT Money Market Fund and the W&R Target Funds, Inc. - Money Market Portfolio is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual total return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of variable account charges of 2.30% which includes the 5% Enhanced Death Benefit, the One-Year Step Up Death Benefit, Guaranteed Minimum Income Benefit Option 1, and the Beneficiary Protector Option. No deduction is made for premium taxes which may be assessed by certain states. Non-standardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the non-standardized total return is based on a hypothetical initial investment of $25,000. An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

The standardized average annual total return and non-standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. Non-standardized average annual total return will be based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is not annualized.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

CONDENSED FINANCIAL INFORMATION

The following charts represent the accumulation unit values for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2000. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit" in the prospectus).

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.20%)
          (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF
                              THE VARIABLE ACCOUNT)


-------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------------------------------------------------------------------------------------------------------
American Century                 14.495483           12.802086         -11.68%           1,188,175            2000
Variable Portfolios,             12.431326           14.495483          16.60%             435,194            1999
Inc. - American Century          10.000000           12.431326          24.31%               2,542            1998
VP Income & Growth - Q/NQ

American Century                 17.674116           14.524713         -17.82%           1,524,024            2000
Variable Portfolios,             10.904652           17.674116          62.08%             800,500            1999
Inc. - American Century          10.000000           10.904652           9.05%                 223            1998
VP International - Q/NQ

American Century                 11.263216           13.147862          16.73%             562,778            2000
Variable Portfolios,             11.497731           11.263216          -2.04%             182,255            1999
Inc. - American Century          10.000000           11.497731          14.98%               1,309            1998
VP Value - Q/NQ

Credit Suisse Warburg            20.579437           16.482534         -19.91%              28,615            2000
Pincus Trust - Global            12.739606           20.579437          61.54%              42,065            1999
Post-Venture Capital             10.000000           12.739606          27.40%                   3            1998
Portfolio(1) - Q/NQ

Credit Suisse Warburg            16.374564           11.989196         -26.78%              46,141            2000
Pincus Trust -                   10.801619           16.374564          51.29%             324,270            1999
International Equity             10.000000           10.801619           8.02%                   0            1998
Portfolio(2) - Q/NQ

Credit Suisse Warburg            12.269490           13.203287           7.61%             100,945            2000
Pincus Trust - Value             11.688738           12.269490           4.97%              41,592            1999
Portfolio(3) - Q/NQ              10.000000           11.688738          16.89%                  25            1998

Dreyfus Investment               12.890242           12.481806          -3.17%             292,466            2000
Portfolios - European            10.000000           12.890242          28.90%               9,109            1999
Equity Portfolio:
Initial Shares - Q/NQ

(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.


---------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially             16.397708           14.414394         -12.10%             794,428            2000
Responsible Growth Fund,         12.758878           16.397708          28.52%             267,898            1999
Inc.: Initial Shares -           10.000000           12.758878          27.59%               3,023            1998
Q/NQ

Dreyfus Stock Index              14.736468           13.209188         -10.36%           5,480,063            2000
Fund, Inc.: Initial              12.367188           14.736468          19.16%           2,643,256            1999
Shares - Q/NQ                    10.000000           12.367188          23.67%              29,704            1998

Dreyfus Variable                 13.442893           13.195948          -1.84%             644,953            2000
Investment Fund                  12.207586           13.442893          10.12%             375,791            1999
-Appreciation Portfolio:         10.000000           12.207586          22.08%               3,300            1998
Initial Shares(1) - Q/NQ

Federated Insurance               9.790385           10.684388           9.13%             924,949            2000
Series - Federated               10.000000            9.790385          -2.10%              93,080            1999
Quality Bond Fund II -
Q/NQ

Fidelity VIP                     12.440601           13.313013           7.01%           2,161,872            2000
Equity-Income Portfolio:         11.850451           12.440601           4.98%             927,286            1999
Service Class - Q/NQ             10.000000           11.850451          18.50%               4,750            1998

Fidelity VIP Growth              17.653733           15.512519         -12.13%           4,474,920            2000
Portfolio: Service Class         13.015101           17.653733          35.64%           1,970,612            1999
- Q/NQ                           10.000000           13.015101          30.15%              10,429            1998


Fidelity VIP High Income         11.087928            8.478210         -23.54%           1,428,006            2000
Portfolio: Service Class         10.384114           11.087928           6.78%           2,068,984            1999
- Q/NQ                           10.000000           10.384114           3.84%               2,242            1998

Fidelity VIP Overseas            15.900927           12.702222         -20.12%             976,921            2000
Portfolio: Service Class
- Q/NQ

(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.


--------------------------------------------------------------------------------------------------------------------------

UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II                  15.457984           14.247834          -7.83%           2,464,577            2000
Contrafund(R) Portfolio:         12.602507           15.457984          22.66%           1,033,897            1999
Service Class - Q/NQ             10.000000           12.602507          26.03%              12,360            1998

Fidelity VIP III Growth          12.785954           10.463173         -18.17%             831,500            2000
Opportunities Portfolio:         12.421717           12.785954           2.93%             708,815            1999
Service Class - Q/NQ             10.000000           12.421717          24.22%               2,339            1998

Janus Aspen Series -             10.000000            8.145127         -18.55%           3,201,547            2000
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

Janus Aspen Series -             10.000000            6.509446         -34.91%           2,408,388            2000
Global Technology
Portfolio: Service
Shares - Q/NQ

Janus Aspen Series -             10.000000            8.181886         -18.18%           3,150,414            2000
International Growth
Portfolio: Service
Shares - Q/NQ

NSAT Capital                     12.767993            9.268169         -27.41%             557,986            2000
Appreciation Fund - Q/NQ         12.392954           12.767993           3.03%             480,900            1999
                                 10.000000           12.392954          23.93%               2,759            1998

NSAT Dreyfus NSAT Mid            14.644558           16.670157          13.83%             500,113            2000
Cap Index Fund(1) - Q/NQ         12.257790           14.644558          19.47%              61,967            1999
                                 10.000000           12.257790          22.58%                   0            1998

NSAT Federated NSAT              13.963829           12.331560         -11.69%             242,410            2000
Equity Income Fund(2) -          11.927845           13.963829          17.07%              36,537            1999
Q/NQ                             10.000000           11.927845          19.28%               1,552            1998

NSAT Federated NSAT High         10.764664            9.755865          -9.37%             309,375            2000
Income Bond Fund(3) - Q/NQ       10.558563           10.764664           1.95%             156,778            1999
                                 10.000000           10.558563           5.59%               1,173            1998

(1) Formerly, NSAT Nationwide Mid Cap Index Fund and prior to that, NSAT Nationwide Select Advisers Mid Cap Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.
(3)  Formerly, NSAT Nationwide High Income Bond Fund.

-----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT               10.000000            8.686950         -13.13%                  77            2000
Emerging Markets Fund -
Q/NQ

NSAT Gartmore NSAT               10.000000            6.000048         -40.00%              12,804            2000
Global Technology and
Communications Fund -
Q/NQ

NSAT Gartmore NSAT               10.000000            9.222891          -7.77%               3,925            2000
International Growth
Fund - Q/NQ

NSAT Government Bond              9.816007           10.914977          11.20%           2,634,608            2000
Fund - Q/NQ                      10.174058            9.816007          -3.52%           1,189,269            1999
                                 10.000000           10.174058           1.74%               1,182            1998

NSAT J.P. Morgan NSAT            10.735723           10.570325          -1.54%             629,982            2000
Balanced Fund(1) - Q/NQ          10.772545           10.735723          -0.34%             198,591            1999
                                 10.000000           10.772545           7.73%                 844            1998

NSAT MAS NSAT Multi              10.510552           10.972282           4.39%             752,806            2000
Sector Bond Fund(2) - Q/NQ       10.475252           10.510552           0.34%             319,555            1999
                                 10.000000           10.475252           4.75%               1,706            1998

NSAT Money Market Fund*          10.489614           10.989031           4.76%          22,585,655            2000
- Q/NQ                           10.126097           10.489614           3.59%           5,999,270            1999
                                 10.000000           10.126097           1.26%              48,756            1998

NSAT Nationwide Global           14.267173           12.359900         -13.37%             257,370            2000
50 Fund(3) - Q/NQ                11.747364           14.267173          21.45%             131,977            1999
                                 10.000000           11.747364          17.47%                   0            1998

NSAT Nationwide Small            20.338511           16.846010         -17.17%             361,192            2000
Cap Growth Fund(4) - Q/NQ        10.000000           20.338511         103.39%              38,228            1999

*The 7 day yield for the NSAT Money Market Fund as of December 31, 2000 was
4.91%.

(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small            15.896867           17.466310           9.87%             647,487            2000
Cap Value Fund - Q/NQ            12.586199           15.896867          26.30%             221,427            1999
                                 10.000000           12.586199          25.86%               3,627            1998

NSAT Nationwide Small            17.099098           18.398225           7.60%             916,002            2000
Company Fund - Q/NQ              12.016781           17.099098          42.29%             643,635            1999
                                 10.000000           12.016781          20.17%                   3            1998

NSAT Nationwide                  11.949113           12.704964           6.33%             103,163            2000
Strategic Value Fund -           12.477330           11.949113          -4.23%              25,168            1999
Q/NQ                             10.000000           12.477330          24.77%                 853            1998

NSAT Strong NSAT Mid Cap         22.750997           19.022019         -16.39%             584,573            2000
Growth Fund(1) - Q/NQ            12.463581           22.750997          82.54%             154,804            1999
                                 10.000000           12.463581          24.64%                   0            1998

NSAT Total Return Fund -         12.646339           12.230458          -3.29%           1,021,191            2000
Q/NQ                             11.968910           12.646339           5.66%             713,183            1999
                                 10.000000           11.968910          19.69%               2,684            1998

NSAT Turner NSAT Growth          10.000000            6.325751         -33.74%               5,700            2000
Focus Fund - Q/NQ

Neuberger Berman AMT             13.976229           13.965623          -0.08%             410,175            2000
Guardian Portfolio - Q/NQ        12.307946           13.976229          13.55%             266,985            1999
                                 10.000000           12.307946          23.08%                  29            1998

Neuberger Berman AMT             20.834304           19.049729          -8.57%             940,721            2000
Mid-Cap Growth Portfolio         13.702754           20.834304          52.04%             237,451            1999
- Q/NQ                           10.000000           13.702754          37.03%               1,744            1998

Neuberger Berman AMT             12.539993           12.477284          -0.50%             356,507            2000
Partners Portfolio - Q/NQ        11.821068           12.539993           6.08%             175,689            1999
                                 10.000000           11.821068          18.21%               2,787            1998

Oppenheimer Variable             23.512658           20.620784         -12.30%             817,893            2000
Account Funds -                  12.961315           23.512658          81.41%             773,085            1999
Oppenheimer Aggressive           10.000000           12.961315          29.61%               1,430            1998
Growth Fund/VA(2) - Q/NQ

(1)  Formerly, NSAT Nationwide Strategic Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                            VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                            BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                      PERIOD
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable              17.848621           17.594890          -1.42%           1,264,215            2000
Account Funds -                   12.752843           17.848621          39.96%             340,977            1999
Oppenheimer Capital               10.000000           12.752843          27.53%               2,544            1998
Appreciation Fund/VA(1) -
Q/NQ

Oppenheimer Variable              10.000000            9.521827          -4.78%             481,891            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA - Q/NQ

Oppenheimer Variable              14.609212           13.168121          -9.86%           1,567,021            2000
Account Funds -                   12.149185           14.609212          20.25%             456,564            1999
Oppenheimer Main Street           10.000000           12.149185          21.49%               2,746            1998
Growth & Income Fund/VA(2)
- Q/NQ

Strong Opportunity Fund           10.000000            9.776003          -2.24%             515,567            2000
II, Inc. - Q/NQ

The Universal                     14.572201           16.037786          10.06%             150,694            2000
Institutional Funds, Inc.         11.400149           14.572201          27.82%              32,833            1999
- Emerging Markets Debt           10.000000           11.400149          14.00%                 593            1998
Portfolio(3) - Q/NQ

The Universal                     10.000000            8.620055         -13.80%             198,532            2000
Institutional Funds, Inc.
- Mid Cap Growth
Portfolio - Q/NQ

The Universal                     12.479280           12.974262           3.97%             548,587            2000
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide                 23.947713           13.755231         -42.56%             221,890            2000
Insurance Trust -                 12.101814           23.947713          97.89%             172,512            1999
Worldwide Emerging                10.000000           12.101814          21.02%               2,036            1998
Markets Fund - Q/NQ

(1)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.


----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide               12.649846           13.923943          10.07%              81,053            2000
Insurance Trust -               10.581149           12.649846          19.55%              61,589            1999
Worldwide Hard Assets           10.000000           10.581149           5.81%                   0            1998
Fund - Q/NQ


The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account effective May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT Gartmore NSAT Emerging Markets Fund, NSAT Gartmore NSAT Global Technology and Communications Fund, NSAT Gartmore NSAT International Growth Fund and NSAT Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.30%)
          (VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF
                              THE VARIABLE ACCOUNT)


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND     ACCUMULATION       ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           UNIT VALUE AT      VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF       PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                     PERIOD
--------------------------------------------------------------------------------------------------------------------
American Century                 14.475981          12.771997         -11.77%             566,469            2000
Variable Portfolios,             12.427175          14.475981          16.49%             208,361            1999
Inc. - American Century          10.000000          12.427175          24.27%                   0            1998
VP Income & Growth - Q/NQ

American Century                 17.650383          14.490593         -17.82%             652,156            2000
Variable Portfolios,             10.901004          17.650383          61.92%             181,462            1999
Inc. - American Century          10.000000          10.901004           9.01%                   0            1998
VP International - Q/NQ

American Century                 11.248045          13.116946          16.62%             298,230            2000
Variable Portfolios,             11.493876          11.248045          -2.14%              41,485            1999
Inc. - American Century          10.000000          11.493876          14.94%                   0            1998
VP Value - Q/NQ

Credit Suisse Warburg            20.551766          16.443767         -19.99%               3,653            2000
Pincus Trust - Global            12.735345          20.551766          61.38%               7,646            1999
Post-Venture Capital             10.000000          17.735345          27.35%                   0            1998
Portfolio(1) - Q/NQ

Credit Suisse Warburg            16.352558          11.961010         -26.86%              17,779            2000
Pincus Trust -                   10.798003          16.352558          51.44%              18,790            1999
International Equity             10.000000          10.798003           7.98%                   0            1998
Portfolio(2) - Q/NQ

Credit Suisse Warburg            12.252980          13.172245           7.50%              17,700            2000
Pincus Trust - Value             11.684826          12.252980           4.86%              15,706            1999
Portfolio(3) - Q/NQ              10.000000          11.684826          16.85%                   0            1998

Dreyfus Investment               12.886864          12.465971          -3.27%              44,305            2000
Portfolios - European            10.000000          12.886864          28.87%               4,625            1999
Equity Portfolio:
Initial Shares - Q/NQ


(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.

(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.

(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.


-------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND     ACCUMULATION       ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           UNIT VALUE AT      VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF       PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                     PERIOD
-------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially             16.375662          14.380518         -12.18%             402,038            2000
Responsible Growth Fund,         12.754610          16.375662          28.39%             105,159            1999
Inc.: Initial Shares -           10.000000          12.754610          27.55%                 571            1998
Q/NQ

Dreyfus Stock Index              14.716647          13.178151         -10.45%           2,800,585            2000
Fund, Inc.: Initial              12.363055          14.716647          19.04%           1,657,020            1999
Shares - Q/NQ                    10.000000          12.363055          23.63%               1,040            1998


Dreyfus Variable                 13.424790          13.164923          -1.94%             318,884            2000
Investment Fund                  12.203505          13.424790          10.01%             216,164            1999
-Appreciation Portfolio:         10.000000          12.203505          22.04%                 343            1998
Initial Shares(1) - Q/NQ

Federated Insurance               9.783812          10.666472           9.02%             464,198            2000
Series - Federated               10.000000           9.783812          -2.16%              34,763            1999
Quality Bond Fund II -
Q/NQ

Fidelity VIP                     12.423854          13.281731           6.91%             956,975            2000
Equity-Income Portfolio:         11.846486          12.423854           4.87%             345,190            1999
Service Class - Q/NQ             10.000000          11.846486          18.47%               2,008            1998

Fidelity VIP Growth              17.630000          15.476056         -12.22%           2,335,012            2000
Portfolio: Service Class         13.010755          17.630000          35.50%             886,886            1999
- Q/NQ                           10.000000          13.010755          30.11%                 123            1998

Fidelity VIP High Income         11.072984           8.458245         -23.61%             514,593            2000
Portfolio: Service Class         10.380632          11.072984           6.67%             278,026            1999
- Q/NQ                           10.000000          10.380632           3.81%                   0            1998

Fidelity VIP Overseas            15.879549          12.672362         -20.20%             396,582            2000
Portfolio: Service Class         11.293057          15.879549          40.61%             210,566            1999
- Q/NQ                           10.000000          11.293057          12.93%                   0            1998

Fidelity VIP II                  15.437189          14.214337          -7.92%           1,124,584            2000
Contrafund(R)Portfolio:          12.598299          15.437189          22.53%             448,263            1999
Service Class - Q/NQ             10.000000          12.598299          25.93%                 177            1998

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
    Portfolio.


-------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                            VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                            BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                      PERIOD
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth           12.768758           10.438575         -18.25%             388,493            2000
Opportunities Portfolio:          12.417568           12.768758           2.83%             194,247            1999
Service Class - Q/NQ              10.000000           12.417568          24.18%                   0            1998

Janus Aspen Series -              10.000000            8.137529         -18.62%           2,407,842            2000
Capital Appreciation
Portfolio: Service Shares
- Q/NQ

Janus Aspen Series -              10.000000            6.503356         -34.97%           1,242,021            2000
Global Technology
Portfolio: Service Shares
- Q/NQ

Janus Aspen Series -              10.000000            8.174255         -18.26%           2,274,537            2000
International Growth
Portfolio: Service Shares
- Q/NQ

NSAT Capital Appreciation         12.750810            9.246358         -27.48%             547,580            2000
Fund - Q/NQ                       12.388810           12.750810           2.92%             434,267            1999
                                  10.000000           12.388810          23.89%                   0            1998

NSAT Dreyfus NSAT Mid Cap         14.624858           16.630966          13.72%             188,052            2000
Index Fund(1) - Q/NQ              12.253691           14.624858          19.35%              10,915            1999
                                  10.000000           12.253691          22.54%                   0            1998

NSAT Federated NSAT               13.945030           12.302565         -11.78%             144,465            2000
Equity Income Fund(2) - Q/NQ      11.923848           13.945030          16.95%              26,405            1999
                                  10.000000           11.923848          19.24%                   0            1998

NSAT Federated NSAT High          10.750149            9.732895          -9.46%             137,328            2000
Income Bond Fund(3) - Q/NQ        10.555014           10.750149           1.85%             116,272            1999
                                  10.000000           10.555014           5.55%                   0            1998

NSAT Gartmore NSAT                10.000000            8.684823         -13.15%                 194            2000
Emerging Markets Fund -
Q/NQ

(1) Formerly, NSAT Nationwide Mid Cap Index Fund and prior to that, NSAT Nationwide Select Advisers Mid Cap Fund.

(2)  Formerly, NSAT Nationwide Equity Income Fund.

(3)  Formerly, NSAT Nationwide High Income Bond Fund.


-----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                            VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                            BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Global         10.000000            5.998573         -40.01%               9,450            2000
Technology and
Communications Fund - Q/NQ

NSAT Gartmore NSAT                10.000000            9.220640          -7.79%                   0            2000
International Growth Fund
- Q/NQ

NSAT Government Bond Fund          9.802780           10.889287          11.08%           1,028,940            2000
- Q/NQ                            10.170644            9.802780          -3.62%             567,139            1999
                                  10.000000           10.170644           1.71%                 144            1998

NSAT J.P. Morgan NSAT             10.721257           10.545461          -1.64%             234,934            2000
Balanced Fund(1) - Q/NQ           10.768931           10.721257          -0.44%              60,016            1999
                                  10.000000           10.768931           7.69%               1,074            1998

NSAT MAS NSAT Multi               10.496386           10.946464           4.29%             294,809            2000
Sector Bond Fund(2) - Q/NQ        10.471735           10.496386           0.24%             109,849            1999
                                  10.000000           10.471735           4.72%                 115            1998

NSAT Money Market Fund* -         10.475448           10.963142           4.66%           5,315,737            2000
Q/NQ                              10.122671           10.475448           3.49%           2,336,718            1999
                                  10.000000           10.122671           1.23%                   0            1998

NSAT Nationwide Global 50         14.247974           12.330829         -13.46%             213,157            2000
Fund(3) - Q/NQ                    11.743428           14.247974          21.33%             116,928            1999
                                  10.000000           11.743428          17.43%                   0            1998

NSAT Nationwide Small Cap         20.324927           16.817775         -17.26%             174,165            2000
Growth Fund(4) - Q/NQ             10.000000           20.324927         103.25%              12,526            1999

*The 7 day yield for the NSAT Money Market Fund as of December 31, 2000 was
4.81%.

(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.


--------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                            VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                            BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                      PERIOD
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap         15.875478           17.425261           9.76%             202,151            2000
Value Fund - Q/NQ                 12.581999           15.875478          26.18%              91,671            1999
                                  10.000000           12.581999          25.82%                                1998

NSAT Nationwide Small             17.076087           18.354971           7.49%             343,561            2000
Company Fund - Q/NQ               12.012761           17.076087          42.15%              52,367            1999
                                  10.000000           12.012761          20.13%                   4            1998

NSAT Nationwide Strategic         11.933031           12.675084           6.22%              32,182            2000
Value Fund - Q/NQ                 12.473162           11.933031          -4.33%              17,928            1999
                                  10.000000           12.473162          24.73%                   3            1998

NSAT Strong NSAT Mid Cap          22.720430           18.977298         -16.47%             291,839            2000
Growth Fund(1) - Q/NQ             12.459415           22.720430          82.36%             161,729            1999
                                  10.000000           12.459415          24.59%                 134            1998

NSAT Total Return Fund -          12.629301           12.201684          -3.39%             465,083            2000
Q/NQ                              11.964909           12.629301           5.55%             323,356            1999
                                  10.000000           11.964909          19.65%               1,548            1998

NSAT Turner NSAT Growth           10.000000            6.324196         -36.76%               1,618            2000
Focus Fund - Q/NQ

Neuberger Berman AMT              13.957433           13.932809          -0.18%             116,587            2000
Guardian Portfolio - Q/NQ         12.303831           13.957433          13.44%              99,525            1999
                                  10.000000           12.303831          23.04%                   0            1998

Neuberger Berman AMT              20.806301           19.004946          -8.66%             584,241            2000
Mid-Cap Growth Portfolio          13.698179           20.806301          51.89%              71,334            1999
- Q/NQ                            10.000000           13.698179          36.98%                   0            1998

Neuberger Berman AMT              12.523110           12.447943          -0.60%             124,567            2000
Partners Portfolio - Q/NQ         11.817120           12.523110           5.97%              82,450            1999
                                  10.000000           11.817120          18.17%                   3            1998

Oppenheimer Variable              23.481073           20.572328         -12.39%             670,782            2000
Account Funds -                   12.956986           23.481073          81.22%             106,758            1999
Oppenheimer Aggressive            10.000000           12.956986          29.57%                 415            1998
Growth Fund/VA(2) - Q/NQ

(1)  Formerly, NSAT Nationwide Strategic Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.


-------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                            VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                            BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                      PERIOD
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable              17.824624           17.553551          -1.52%             638,596            2000
Account Funds -                   12.748581           17.824624          39.82%             314,119            1999
Oppenheimer Capital               10.000000           12.748581          27.49%                 102            1998
Appreciation Fund/VA(1) -
Q/NQ

Oppenheimer Variable              10.000000            9.515462          -4.85%             359,664            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA - Q/NQ

Oppenheimer Variable              14.589572           13.137180          -9.96%           1.039,930            2000
Account Funds -                   12.145122           14.589572          20.13%             185,210            1999
Oppenheimer Main Street           10.000000           12.145122          21.45%                 367            1998
Growth & Income Fund/VA(2)
- Q/NQ

Strong Opportunity Fund           10.000000            9.769466          -2.31%             284,224            2000
II, Inc. - Q/NQ

The Universal                     14.552579           16.000072           9.95%              19,928            2000
Institutional Funds, Inc.         11.396332           14.552579          27.70%              10,194            1999
- Emerging Markets Debt           10.000000           11.396332          13.96%                   0            1998
Portfolio(3) - Q/NQ

The Universal                     10.000000            8.614274         -13.86%              27,750            2000
Institutional Funds, Inc.
- Mid Cap Growth
Portfolio - Q/NQ

The Universal                     12.453337           12.943746           3.94%             205,907            2000
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio - Q/NQ

(1)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.


------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide                23.915562           13.722894         -42.62%              94,763            2000
Insurance Trust -                12.097773           23.915562          97.69%              34,059            1999
Worldwide Emerging               10.000000           12.097773          20.98%                   0            1998
Markets Fund - Q/NQ

Van Eck Worldwide                12.632809           13.891206           9.96%              14,924            2000
Insurance Trust -                10.577601           12.632809          19.43%              36,919            1999
Worldwide Hard Assets            10.000000           10.577601           5.78%                   0            1998
Fund - Q/NQ


The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account effective May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT Gartmore NSAT Emerging Markets Fund, NSAT Gartmore NSAT Global Technology and Communications Fund, NSAT Gartmore NSAT International Growth Fund and NSAT Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.35%)
          (VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF
                              THE VARIABLE ACCOUNT)


-------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
-------------------------------------------------------------------------------------------------------------------------
American Century                14.562313           12.841696         -11.82%             139,363            2000
Variable Portfolios,            12.507622           14.562313          16.43%              63,040            1999
Inc. - American Century         10.000000           12.507622          25.08%                   0            1998
VP Income & Growth -
Q/NQ

American Century                19.508116           16.007673         -17.94%             113,330            2000
Variable Portfolios,            12.054452           19.508116          61.83%              15,729            1999
Inc. - American Century         10.000000           12.054452          20.54%                 272            1998
VP International - Q/NQ

American Century                11.026014           12.851555          16.56%              37,538            2000
Variable Portfolios,            11.272705           11.026014          -2.19%               6,991            1999
Inc. - American Century         10.000000           11.272705          12.73%                   0            1998
VP Value - Q/NQ

Credit Suisse Warburg           20.695562           16.550469         -20.03%               2,167            2000
Pincus Trust - Global           12.830950           20.695562          61.29%               3,334            1999
Post-Venture Capital            10.000000           12.830950          28.31%                   0            1998
Portfolio(1) - Q/NQ

Credit Suisse Warburg           17.474463           12.775184         -26.89%               3,467            2000
Pincus Trust -                  11.544672           17.474463          51.36%               3,708            1999
International Equity            10.000000           11.544672          15.45%                   0            1998
Portfolio(2) - Q/NQ

Credit Suisse Warburg           12.460330           13.388420           7.45%              10,718            2000
Pincus Trust - Value            11.888597           12.460330           4.81%                 666            1999
Portfolio(3) - Q/NQ             10.000000           11.888597          18.89%                   0            1998

Dreyfus Investment              12.885161           12.458039          -3.31%               9,227            2000
Portfolios - European           10.000000           12.885161          28.85%               1,689            1999
Equity Portfolio:
Initial Shares - Q/NQ

(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
----------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially            16.395915           14.391057         -12.23%              63,387            2000
Responsible Growth Fund         12.776857           16.395915          28.33%              41,385            1999
Inc.: Initial Shares -          10.000000           12.776857          27.77%                   0            1998
Q/NQ

Dreyfus Stock Index             14.820270           13.264252         -10.50%             561,672            2000
Fund, Inc.: Initial             12.456413           14.820270          18.98%             194,030            1999
Shares - Q/NQ                   10.000000           12.456413          24.56%                 311            1998

Dreyfus Variable                13.614453           13.344202          -1.99%              23,669            2000
Investment Fund                 12.382184           13.614453           9.95%              10,120            1999
-Appreciation                   10.000000           12.382184          23.82%                 259            1998
Portfolio: Initial
Shares(1) - Q/NQ

Federated Insurance              9.780523           10.657518           8.97%              39,022            2000
Series - Federated              10.000000            9.780523          -2.19%               5,527            1999
Quality Bond Fund II -
Q/NQ

Fidelity VIP                    12.371310           13.218906           6.85%             124,481            2000
Equity-Income                   11.802357           12.371310           4.82%              69,781            1999
Portfolio: Service              10.000000           11.802357          18.02%                   0            1998
Class - Q/NQ

Fidelity VIP Growth             17.479679           15.336364         -12.26%             268,685            2000
Portfolio: Service              12.906358           17.479679          35.43%             111,944            1999
Class - Q/NQ                    10.000000           12.906358          29.06%                   0            1998

Fidelity VIP High               11.220168            8.566348         -23.65%              95,786            2000
Income Portfolio:               10.523939           11.220168           6.62%              46,652            1999
Service Class - Q/NQ            10.000000           10.523939           5.24%                 295            1998

Fidelity VIP Overseas           17.117558           13.653448         -20.24%              52,443            2000
Portfolio: Service              12.179658           17.117558          40.54%              32,042            1999
Class - Q/NQ                    10.000000           12.179658          21.80%                   0            1998

Fidelity VIP II                 15.663065           14.415058          -7.97%             185,191            2000
Contrafund(R)Portfolio:         12.789109           15.663065          22.47%              79,811            1999
Service Class - Q/NQ            10.000000           12.789109          27.89%                   0            1998

(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.


------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth         12.643267           10.330777         -18.29%              60,793            2000
Opportunities                   12.301762           12.643267           2.78%              36,144            1999
Portfolio: Service              10.000000           12.301762          23.02%                   0            1998
Class - Q/NQ

Janus Aspen Series -            10.000000            8.133724         -18.66%             386,275            2000
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

Janus Aspen Series -            10.000000            6.500322         -35.00%             255,653            2000
Global Technology
Portfolio: Service
Shares - Q/NQ

Janus Aspen Series -            10.000000            8.170438         -18.30%             239,584            2000
International Growth
Portfolio: Service
Shares - Q/NQ

NSAT Capital                    12.788549            9.269045         -27.52%              70,735            2000
Appreciation Fund - Q/NQ        12.431774           12.788549           2.87%              50,973            1999
                                10.000000           12.431774          24.32%                  51            1998

NSAT Dreyfus NSAT Mid           14.608445           16.603938          13.66%              35,419            2000
Cap Index Fund(1)- Q/NQ         12.246138           14.608445          19.29%               2,985            1999
                                10.000000           12.246138          22.46%                   0            1998

NSAT Federated NSAT             13.838584           12.202501         -11.82%              20,756            2000
Equity Income Fund(2) -         11.838823           13.838584          16.89%               4,734            1999
Q/NQ                            10.000000           11.838823          18.39%                   0            1998

NSAT Federated NSAT             10.519004            9.518824          -9.51%              38,407            2000
High Income Bond Fund(3)        10.333294           10.519004           1.80%              16,103            1999
- Q/NQ                          10.000000           10.333294           3.33%                   0            1998

NSAT Gartmore NSAT              10.000000            8.683765         -13.16%                   0            2000
Emerging Markets Fund -
Q/NQ

(1) Formerly, NSAT Nationwide Mid Cap Index Fund and prior to that, NSAT Nationwide Select Advisers Mid Cap Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.
(3)  Formerly, NSAT Nationwide High Income Bond Fund.


------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT              10.000000            5.997839         -40.02%                   0            2000
Global Technology and
Communications Fund -
Q/NQ

NSAT Gartmore NSAT              10.000000            9.219512          -7.80%                 329            2000
International Growth
Fund - Q/NQ

NSAT Government Bond             9.485894           10.531983          11.03%             110,765            2000
Fund - Q/NQ                      9.846859            9.485894          -3.67%             110,557            1999
                                10.000000            9.846859          -1.53%                   0            1998

NSAT J.P. Morgan NSAT           10.618109           10.438746          -1.69%              58,546            2000
Balanced Fund(1) - Q/NQ         10.670741           10.618109          -0.49%              17,483            1999
                                10.000000           10.670741           6.71%                   0            1998

NSAT MAS NSAT Multi             10.258279           10.692772           4.24%              59,611            2000
Sector Bond Fund(2) - Q/NQ      10.239367           10.258279           0.18%              15,348            1999
                                10.000000           10.239367           2.39%                   0            1998

NSAT Money Market Fund*         10.435669           10.916008           4.60%             281,448            2000
- Q/NQ                          10.089342           10.435669           3.43%             255,650            1999
                                10.000000           10.089342           0.89%               4,169            1998

NSAT Nationwide Global          14.799960           12.802092         -13.50%              20,669            2000
50 Fund(3) - Q/NQ               12.204564           14.799960          21.27%              14,216            1999
                                10.000000           12.204564          22.05%                   0            1998

NSAT Nationwide Small           20.318124           16.803658         -17.30%              29,661            2000
Cap Growth Fund(4) - Q/NQ       10.000000           20.318124         103.18%                 436            1999

*The 7 day yield for the NSAT Money Market Fund as of December 31, 2000 was
4.76%.

(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.


------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small           16.339365           17.925387           9.71%              31,281            2000
Cap Value Fund - Q/NQ           12.956203           16.339365          26.11%              12,557            1999
                                10.000000           12.956203          29.56%                   0            1998

NSAT Nationwide Small           17.213333           18.493168           7.44%              61,277            2000
Company Fund - Q/NQ             12.115436           17.213333          42.08%              12,562            1999
                                10.000000           12.115436          21.15%                   0            1998

NSAT Nationwide                 12.450334           13.217900           6.17%               8,318            2000
Strategic Value Fund -          13.020484           12.450334          -4.38%               5,161            1999
Q/NQ                            10.000000           13.020484          30.20%                   0            1998

NSAT Strong NSAT Mid            23.075929           19.264494         -16.52%              33,087            2000
Cap Growth Fund(1) - Q/NQ       12.660760           23.075929          82.26%               8,177            1999
                                10.000000           12.660760          26.61%                   0            1998

NSAT Total Return Fund          12.644908           12.210612          -3.43%             111,353            2000
- Q/NQ                          11.985762           12.644908           5.50%              58,897            1999
                                10.000000           11.985762          19.86%                 265            1998

NSAT Turner NSAT Growth         10.000000            6.323419         -36.77%               3,951            2000
Focus Fund - Q/NQ

Neuberger Berman AMT            14.602403           14.569299          -0.23%              18,409            2000
Guardian Portfolio -            12.878920           14.602403          13.38%              13,631            1999
Q/NQ

Neuberger Berman AMT            21.358908           19.499868          -8.70%              39,985            2000
Mid-Cap Growth                  14.069118           21.358908          51.81%              11,186            1999
Portfolio - Q/NQ                10.000000           14.069118          40.69%                   0            1998

Neuberger Berman AMT            12.552194           12.470576          -0.65%              33,901            2000
Partners Portfolio -            11.850559           12.552194           5.92%              32,764            1999
Q/NQ                            10.000000           11.850559          18.51%                   0            1998

Oppenheimer Variable            23.879534           20.910873         -12.43%             104,514            2000
Account Funds -                 13.183516           23.879534          81.13%               2,681            1999
Oppenheimer Aggressive          10.000000           13.183516          31.84%                   0            1998
Growth Fund/VA(2) - Q/NQ

(1)  Formerly, NSAT Nationwide Strategic Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.


-------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable             18.497677           18.207193          -1.57%             122,853            2000
Account Funds -                  13.236669           18.497677          39.75%              42,351            1999
Oppenheimer Capital              10.000000           13.236669          32.37%                   0            1998
Appreciation Fund/VA(1) -
Q/NQ

Oppenheimer Variable             10.000000            9.512275          -4.88%              35,273            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA - Q/NQ

Oppenheimer Variable             14.807604           13.326790         -10.00%             150,622            2000
Account Funds -                  12.332876           14.807604          20.07%              16,304            1999
Oppenheimer Main Street          10.000000           12.332876          23.33%                   0            1998
Growth & Income Fund/VA(2)
- Q/NQ

Strong Opportunity Fund          10.000000            9.766196          -2.34%              29,157            2000
II, Inc. - Q/NQ

The Universal                    14.534982           15.972670           9.89%               1,610            2000
Institutional Funds,             11.388309           14.534982          27.63%                 676            1999
Inc. - Emerging Markets          10.000000           11.388309          13.88%                   0            1998
Debt Portfolio3 - Q/NQ


The Universal                    10.000000            8.611387         -13.89%               2,065            2000
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio - Q/NQ

The Universal                    12.057366           12.530461           3.92%              19,668            2000
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio - Q/NQ

(1)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide                24.947866           14.308006         -42.65%              11,621            2000
Insurance Trust -                12.626347           24.947866          97.59%              10,013            1999
Worldwide Emerging               10.000000           12.626347          26.26%                   0            1998
Markets Fund - Q/NQ


Van Eck Worldwide                11.832203           13.004291           9.91%               6,492            2000
Insurance Trust -                 9.912267           11.832203          19.37%               3,852            1999
Worldwide Hard Assets            10.000000            9.912267          -0.88%                   0            1998
Fund - Q/NQ



The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account effective May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT Gartmore NSAT Emerging Markets Fund, NSAT Gartmore NSAT Global Technology and Communications Fund, NSAT Gartmore NSAT International Growth Fund and NSAT Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.45%)
          (VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF
                             THE VARIABLE ACCOUNT)



---------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
American Century                14.543892           12.812521         -11.90%              23,222            2000
Variable Portfolios,
Inc. - American Century
VP Income & Growth -
Q/NQ

American Century                19.483474           15.971330         -18.03%               2,718            2000
Variable Portfolios,
Inc. - American Century
VP International - Q/NQ

American Century                11.012072           12.822378          16.44%               1,731            2000
Variable Portfolios,
Inc. - American Century
VP Value - Q/NQ

Credit Suisse Warburg           20.669425           16.512879         -20.11%                   0            2000
Pincus Trust - Global
Post-Venture Capital
Portfolio(1) - Q/NQ

Credit Suisse Warburg           17.452381           12.746142         -26.97%                   0            2000
Pincus Trust -
International Equity
Portfolio(2) - Q/NQ

Credit Suisse Warburg           12.444575           13.358023           7.34%                   0            2000
Pincus Trust - Value
Portfolio(3) - Q/NQ

Dreyfus Investment              12.881775           12.442209          -3.41%                   0            2000
Portfolios - European
Equity Portfolio:
Initial Shares - Q/NQ


(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.


--------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND     ACCUMULATION       ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           UNIT VALUE AT      VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF       PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                     PERIOD
--------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially             16.375184          14.358357         -12.32%               1,533            2000
Responsible Growth Fund,
Inc.: Initial Shares -
Q/NQ

Dreyfus Stock Index              14.801530          13.234124         -10.59%              19,118            2000
Fund, Inc.: Initial
Shares - Q/NQ

Dreyfus Variable                 13.597232          13.313894          -2.08%                   0            2000
Investment Fund
-Appreciation Portfolio:
Initial Shares(1)- Q/NQ

Federated Insurance               9.773948          10.639621           8.86%               2,343            2000
Series - Federated
Quality Bond Fund II -
Q/NQ

Fidelity VIP                     12.355641          13.188860           6.74%               8,314            2000
Equity-Income Portfolio:
Service Class - Q/NQ

Fidelity VIP Growth              17.457597          15.301552         -12.35%              34,964            2000
Portfolio: Service Class
- Q/NQ

Fidelity VIP High Income         11.205978           8.546878         -23.73%               2,506            2000
Portfolio: Service Class
- Q/NQ

Fidelity VIP Overseas            17.095933          13.622435         -20.32%               4,872            2000
Portfolio: Service Class
- Q/NQ

Fidelity VIP II                  15.643260          14.382315          -8.06%               8,910            2000
Contrafund(R) Portfolio:
Service Class - Q/NQ

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.


---------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                            VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                            BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth           12.627255           10.307281         -18.37%              21,095            2000
Opportunities Portfolio:
Service Class - Q/NQ

Janus Aspen Series -              10.000000            8.126129         -18.74%              25,017            2000
Capital Appreciation
Portfolio: Service Shares
- Q/NQ

Janus Aspen Series -              10.000000            6.494235         -35.06%              17,020            2000
Global Technology
Portfolio: Service Shares
- Q/NQ

Janus Aspen Series -              10.000000            8.162793         -18.37%              11,348            2000
International Growth
Portfolio: Service Shares
- Q/NQ

NSAT Capital Appreciation         12.772360            9.247972         -27.59%                 284            2000
Fund - Q/NQ

NSAT Dreyfus NSAT Mid Cap         14.589957           16.566203          13.55%                 571            2000
Index Fund(1) - Q/NQ

NSAT Federated NSAT               13.821079           12.174767         -11.91%                   0            2000
Equity Income Fund(2) - Q/NQ

NSAT Federated NSAT High          10.505688            9.497186          -9.60%                   0            2000
Income Bond Fund(3) - Q/NQ

NSAT Gartmore NSAT                10.000000            8.681644         -13.18%                   0            2000
Emerging Markets Fund -
Q/NQ

(1) Formerly, NSAT Nationwide Mid Cap Index Fund and prior to that, NSAT Nationwide Select Advisers Mid Cap Fund.

(2)  Formerly, NSAT Nationwide Equity Income Fund.

(3)  Formerly, NSAT Nationwide High Income Bond Fund.


----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                            VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                            BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                      PERIOD
----------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Global         10.000000            5.996363         -40.04%                 430            2000
Technology and
Communications Fund - Q/NQ

NSAT Gartmore NSAT                10.000000            9.217263          -7.83%                 302            2000
International Growth Fund
- Q/NQ

NSAT Government Bond Fund          9.473867           10.508016          10.92%                   0            2000
- Q/NQ

NSAT J.P. Morgan NSAT             10.604669           10.415037          -1.79%               1,507            2000
Balanced Fund(1) - Q/NQ

NSAT MAS NSAT Multi               10.245290           10.668471           4.13%               9,951            2000
Sector Bond Fund(2) - Q/NQ

NSAT Money Market Fund* -         10.422427           10.891167           4.50%              20,395            2000
Q/NQ

NSAT Nationwide Global 50         14.781243           12.773009         -13.59%                   0            2000
Fund(3) - Q/NQ

NSAT Nationwide Small Cap         20.304522           16.775454         -17.38%               2,752            2000
Growth Fund(4) - Q/NQ

*The 7 day yield for the NSAT Money Market Fund as of December 31, 2000 was
4.66%.

(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.


------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small            16.318704           17.884672           9.60%               1,561            2000
Cap Value Fund - Q/NQ

NSAT Nationwide Small            17.191574           18.451164           7.33%               1,912            2000
Company Fund - Q/NQ

NSAT Nationwide                  12.434581           13.187886           6.06%                   0            2000
Strategic Value Fund -
Q/NQ

NSAT Strong NSAT Mid Cap         23.046789           19.220739         -16.60%                   0            2000
Growth Fund(1) - Q/NQ

NSAT Total Return Fund -         12.628895           12.182869          -3.53%              32,951            2000
Q/NQ

NSAT Turner NSAT Growth          10.000000            6.321864         -36.78%                   0            2000
Focus Fund - Q/NQ

Neuberger Berman AMT             14.583938           14.536223          -0.33%                   0            2000
Guardian Portfolio - Q/NQ

Neuberger Berman AMT             21.331920           19.455564          -8.80%               1,092            2000
Mid-Cap Growth Portfolio
- Q/NQ

Neuberger Berman AMT             12.536312           12.442244          -0.75%                   0            2000
Partners Portfolio - Q/NQ

Oppenheimer Variable             23.849355           20.863367         -12.52%              10,426            2000
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA(2) - Q/NQ

(1)  Formerly, NSAT Nationwide Strategic Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.


-----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable             18.474301           18.165855          -1.67%              26,526            2000
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA(1) -
Q/NQ

Oppenheimer Variable             10.000000            9.505903          -4.94%              18,009            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA - Q/NQ

Oppenheimer Variable             14.788879           13.296520         -10.09%              43,969            2000
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA(2)
- Q/NQ

Strong Opportunity Fund          10.000000            9.759650          -2.40%                 453            2000
II, Inc. - Q/NQ

The Universal                    14.516616           15.936413           9.78%                  67            2000
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio(3) - Q/NQ

The Universal                    10.000000            8.605609         -13.94%                   0            2000
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio - Q/NQ

The Universal                    12.033260           12.501983           3.90%               2,611            2000
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio - Q/NQ

(1)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.


---------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide                24.916384           14.275487         -42.71%                 643            2000
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

Van Eck Worldwide                11.817233           12.974758           9.80%                   0            2000
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ


The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account effective May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT Gartmore NSAT Emerging Markets Fund, NSAT Gartmore NSAT Global Technology and Communications Fund, NSAT Gartmore NSAT International Growth Fund and NSAT Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.65%)
          (VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF
                              THE VARIABLE ACCOUNT)


---------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
American Century                14.507084           12.754306         -12.08%               7,967            2000
Variable Portfolios,
Inc. - American Century
VP Income & Growth -
Q/NQ

American Century                19.434239           15.898785         -18.19%               3,603            2000
Variable Portfolios,
Inc. - American Century
VP International - Q/NQ

American Century                10.984159           12.764086          16.20%              12,510            2000
Variable Portfolios,
Inc. - American Century
VP Value - Q/NQ

Credit Suisse Warburg           20.617144           16.437806         -20.27%                   0            2000
Pincus Trust - Global
Post-Venture Capital
Portfolio(1) - Q/NQ

Credit Suisse Warburg           17.408242           12.688214         -27.11%                   0            2000
Pincus Trust -
International Equity
Portfolio(2) - Q/NQ

Credit Suisse Warburg           13.413046           13.297317           7.12%                   0            2000
Pincus Trust - Value
Portfolio(3) - Q/NQ

Dreyfus Investment              12.874994           12.410545          -3.61%                   0            2000
Portfolios - European
Equity Portfolio:
Initial Shares - Q/NQ

(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND     ACCUMULATION       ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           UNIT VALUE AT      VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF       PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                     PERIOD
--------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially             16.333747          14.293123         -12.49%               8,129            2000
Responsible Growth Fund,
Inc.: Initial Shares -
Q/NQ

Dreyfus Stock Index              14.764046          13.173971         -10.77%              32,228            2000
Fund, Inc.: Initial
Shares - Q/NQ

Dreyfus Variable                 13.562791          13.253384          -2.28%                   0            2000
Investment Fund
-Appreciation Portfolio:
Initial Shares(1)- Q/NQ

Federated Insurance               9.760781          10.603847           8.64%                   0            2000
Series - Federated
Quality Bond Fund II -
Q/NQ

Fidelity VIP                     12.324339          13.128922           6.53%              17,797            2000
Equity-Income Portfolio:
Service Class - Q/NQ

Fidelity VIP Growth              17.413426          15.232000         -12.53%              27,967            2000
Portfolio: Service Class
- Q/NQ

Fidelity VIP High Income         11.177582           8.508002         -23.88%              10,961            2000
Portfolio: Service Class
- Q/NQ

Fidelity VIP Overseas            17.052691          13.560524         -20.48%               6,347            2000
Portfolio: Service Class
- Q/NQ

Fidelity VIP II                  15.603664          14.316943          -8.25%              12,158            2000
Contrafund(R) Portfolio:
Service Class - Q/NQ

(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                            VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                            BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                      PERIOD
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth           12.595275           10.260418         -18.54%               8,621            2000
Opportunities Portfolio:
Service Class - Q/NQ

Janus Aspen Series -              10.000000            8.110923         -18.89%              29,603            2000
Capital Appreciation
Portfolio: Service Shares
- Q/NQ

Janus Aspen Series -              10.000000            6.482069         -35.18%              16,601            2000
Global Technology
Portfolio: Service Shares
- Q/NQ

Janus Aspen Series -              10.000000            8.147522         -18.52%              26,773            2000
International Growth
Portfolio: Service Shares
- Q/NQ

NSAT Capital Appreciation         12.740010            9.205900         -27.74%                 323            2000
Fund - Q/NQ

NSAT Dreyfus NSAT Mid Cap         14.553031           16.490935          13.32%               3,067            2000
Index Fund(1) - Q/NQ

NSAT Federated NSAT               13.786084           12.119427         -12.09%               7,511            2000
Equity Income Fund(2) - Q/NQ

NSAT Federated NSAT High          10.479056            9.453988          -9.78%                   0            2000
Income Bond Fund(3) - Q/NQ

NSAT Gartmore NSAT                10.000000            8.677386         -13.23%                   0            2000
Emerging Markets Fund -
Q/NQ

(1) Formerly, NSAT Nationwide Mid Cap Index Fund and prior to that, NSAT Nationwide Select Advisers Mid Cap Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.
(3)  Formerly, NSAT Nationwide High Income Bond Fund.


-----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                            VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                            BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Global         10.000000            5.993413         -40.07%                   0            2000
Technology and
Communications Fund - Q/NQ

NSAT Gartmore NSAT                10.000000            9.212757          -7.87%                   0            2000
International Growth Fund
- Q/NQ

NSAT Government Bond Fund          9.449856           10.460250          10.69%              30,746            2000
- Q/NQ

NSAT J.P. Morgan NSAT             10.577794           10.367680          -1.99%               3,084            2000
Balanced Fund(1) - Q/NQ

NSAT MAS NSAT Multi               10.219313           10.619936           3.92%               3,572            2000
Sector Bond Fund(2) - Q/NQ

NSAT Money Market Fund* -         10.395950           10.841575           4.29%              46,460            2000
Q/NQ

NSAT Nationwide Global 50         14.743816           12.714940         -13.76%                 693            2000
Fund(3) - Q/NQ

NSAT Nationwide Small Cap         20.277316           16.719097         -17.55%               3,437            2000
Growth Fund(4) - Q/NQ

*The 7 day yield for the NSAT Money Market Fund as of December 31, 2000 was
4.46%.

(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.


---------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small            16.277398           17.803398           9.37%               3,265            2000
Cap Value Fund - Q/NQ

NSAT Nationwide Small            17.148084           18.367325           7.11%               1,889            2000
Company Fund - Q/NQ

NSAT Nationwide                  12.403079           13.127925           5.84%                 378            2000
Strategic Value Fund -
Q/NQ

NSAT Strong NSAT Mid Cap         22.988509           19.133359         -16.77%                 759            2000
Growth Fund(1) - Q/NQ

NSAT Total Return Fund -         12.596911           12.127493          -3.73%              16,831            2000
Q/NQ

NSAT Turner NSAT Growth          10.000000            6.318749         -36.81%                   0            2000
Focus Fund - Q/NQ

Neuberger Berman AMT             14.547000           14.470155          -0.53%                 434            2000
Guardian Portfolio - Q/NQ

Neuberger Berman AMT             21.277954           19.367124          -8.98%               3,877            2000
Mid-Cap Growth Portfolio
- Q/NQ

Neuberger Berman AMT             12.504542           12.385684          -0.95%               2,011            2000
Partners Portfolio - Q/NQ

Oppenheimer Variable             23.789077           20.768575         -12.70%               6,507            2000
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA(2) - Q/NQ

(1)  Formerly, NSAT Nationwide Strategic Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable             18.427568           18.083324          -1.87%               9,722            2000
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA(1) -
Q/NQ

Oppenheimer Variable             10.000000            9.493145          -5.07%                 798            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA - Q/NQ

Oppenheimer Variable             14.751442           13.236091         -10.27%              13,882            2000
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA(2)
- Q/NQ

Strong Opportunity Fund          10.000000            9.746555          -2.53%               1,051            2000
II, Inc. - Q/NQ

The Universal                    14.479873           15.863998           9.56%                   0            2000
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio(3) - Q/NQ

The Universal                    10.000000            8.594047         -14.06%                   0            2000
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio - Q/NQ

The Universal                    11.985136           12.445148           3.84%                 315            2000
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio - Q/NQ

(1)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.


------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide                24.853443           14.210596         -42.82%               3,236            2000
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

Van Eck Worldwide                11.787279           12.915760           9.57%                   0            2000
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ


The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account effective May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT Gartmore NSAT Emerging Markets Fund, NSAT Gartmore NSAT Global Technology and Communications Fund, NSAT Gartmore NSAT International Growth Fund and NSAT Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.75%)
          (VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF
                              THE VARIABLE ACCOUNT)


---------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
American Century                10.891060            9.565494         -12.17%               7,696            2000
Variable Portfolios,            10.000000           10.891060           8.91%                   0            1999
Inc. - American Century
VP Income & Growth -
Q/NQ

American Century                15.309779           12.511970         -18.27%               2,965            2000
Variable Portfolios,            10.000000           15.309779          53.10%                   0            1999
Inc. - American Century
VP International - Q/NQ

American Century                 8.777154           10.189139          16.09%               3,261            2000
Variable Portfolios,            10.000000            8.777154         -12.23%                   0            1999
Inc. - American Century
VP Value - Q/NQ

Credit Suisse Warburg           15.616326           12.438107         -20.35%                   0            2000
Pincus Trust - Global           10.000000           15.616326          56.16%                   0            1999
Post-Venture Capital
Portfolio(1) - Q/NQ

Credit Suisse Warburg           14.645295           10.663588         -27.19%                   0            2000
Pincus Trust -                  10.000000           14.645295          46.45%                   0            1999
International Equity
Portfolio(2) - Q/NQ

Credit Suisse Warburg            9.337456            9.992513           7.02%                   0            2000
Pincus Trust - Value            10.000000            9.337456          -6.63%                  53            1999
Portfolio(3) - Q/NQ

Dreyfus Investment              12.871598           12.394713          -3.70%                   0            2000
Portfolios - European           10.000000           12.871598          28.72%                   0            1999
Equity Portfolio:
Initial Shares - Q/NQ

(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.


-------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND     ACCUMULATION       ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           UNIT VALUE AT      VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF       PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                     PERIOD
-------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially             11.864126          10.371408         -12.58%              26,454            2000
Responsible Growth Fund,         10.000000          11.864126          18.64%                   0            1999
Inc.: Initial Shares -
Q/NQ

Dreyfus Stock Index              10.790571           9.618706         -10.86%              12,845            2000
Fund, Inc.: Initial              10.000000          10.790571           7.91%               1,372            1999
Shares - Q/NQ

Dreyfus Variable                 10.180717           9.938414          -2.38%               1,720            2000
Investment Fund                  10.000000          10.180717           1.81%                   0            1999
-Appreciation Portfolio:
Initial Shares(1) - Q/NQ

Federated Insurance               9.754195          10.585977           8.53%                 609            2000
Series - Federated               10.000000           9.754195          -2.46%                   0            1999
Quality Bond Fund II -
Q/NQ

Fidelity VIP                      9.306820           9.904395           6.42%               9,140            2000
Equity-Income Portfolio:         10.000000           9.306820          -6.93%                   0            1999
Service Class - Q/NQ

Fidelity VIP Growth              12.318116          10.764092         -12.62%              43,988            2000
Portfolio: Service Class         10.000000          12.318116          23.18%               7,228            1999
- Q/NQ

Fidelity VIP High Income          9.669314           7.352510         -23.96%               2,702            2000
Portfolio: Service Class         10.000000           9.669314          -3.31%                   0            1999
- Q/NQ

Fidelity VIP Overseas            13.054491          10.370604         -20.56%               2,324            2000
Portfolio: Service Class         10.000000          13.054491          30.54%                   0            1999
- Q/NQ

Fidelity VIP II                  11.274564          10.334368          -8.34%              35,067            2000
Contrafund(R) Portfolio:         10.000000          11.274564          12.75%                 507            1999
Service Class - Q/NQ

(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.


-------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND     ACCUMULATION       ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           UNIT VALUE AT      VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF       PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                     PERIOD
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth           9.866489           8.029346         -18.62%              13,557            2000
Opportunities Portfolio:         10.000000           9.866489          -1.34%                   0            1999
Service Class - Q/NQ

Janus Aspen Series -             10.000000           8.103330         -18.97%              47,804            2000
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

Janus Aspen Series -             10.000000           6.475985         -35.24%               7,265            2000
Global Technology
Portfolio: Service
Shares - Q/NQ

Janus Aspen Series -             10.000000           8.139885         -18.60%              51,514            2000
International Growth
Portfolio: Service
Shares - Q/NQ

NSAT Capital                      9.704353           7.005239         -27.81%               2,716            2000
Appreciation Fund - Q/NQ         10.000000           9.704353          -2.96%                   0            1999

NSAT Dreyfus NSAT Mid            11.443936          12.954698          13.20%               1,667            2000
Cap Index Fund(1) - Q/NQ         10.000000          11.443936          14.44%                   0            1999

NSAT Federated NSAT              10.775320           9.463069         -12.18%               3,617            2000
Equity Income Fund(2) -          10.000000          10.775320           7.75%                   0            1999
Q/NQ

NSAT Federated NSAT High          9.673363           8.718281          -9.87%               1,655            2000
Income Bond Fund(3) - Q/NQ       10.000000           9.673363          -3.27%                   0            1999

NSAT Gartmore NSAT               10.000000           8.675258         -13.25%                   0            2000
Emerging Markets Fund -
Q/NQ

(1) Formerly, NSAT Nationwide Mid Cap Index Fund and prior to that, NSAT Nationwide Select Advisers Mid Cap Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.
(3)  Formerly, NSAT Nationwide High Income Bond Fund.


-------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND     ACCUMULATION       ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           UNIT VALUE AT      VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF       PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                     PERIOD
-------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT               10.000000           5.991934         -40.08%                   0            2000
Global Technology and
Communications Fund -
Q/NQ

NSAT Gartmore NSAT               10.000000           9.210500          -7.90%                   0            2000
International Growth
Fund - Q/NQ

NSAT Government Bond              9.731842          10.761486          10.58%               6,657            2000
Fund - Q/NQ                      10.000000           9.731842          -2.68%                   0            1999

NSAT J.P. Morgan NSAT             9.478218           9.280546          -2.09%               5,308            2000
Balanced Fund(1) - Q/NQ          10.000000           9.478218          -5.22%                   0            1999

NSAT MAS NSAT Multi               9.894260          10.271747           3.82%               4,445            2000
Sector Bond Fund(2) - Q/NQ       10.000000           9.894260          -1.06%                   0            1999

NSAT Money Market Fund*          10.205942          10.632658           4.18%               3,093            2000
- Q/NQ                           10.000000          10.205942           2.06%               3,456            1999

NSAT Nationwide Global           11.178438           9.630431         -13.85%                   0            2000
50 Fund(3) - Q/NQ                10.000000          11.178438          11.78%                   0            1999

NSAT Nationwide Small            20.263696          16.690944         -17.63%              16,670            2000
Cap Growth Fund(4) - Q/NQ        10.000000          20.263696         102.64%                   0            1999

*The 7 day yield for the NSAT Money Market Fund as of December 31, 2000 was
4.35%.

(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.


-----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND     ACCUMULATION       ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           UNIT VALUE AT      VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF       PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                     PERIOD
-----------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small            11.693190          12.776504           9.26%               2,045            2000
Cap Value Fund - Q/NQ            10.000000          11.693190          16.93%                   0            1999

NSAT Nationwide Small            14.120006          15.108647           7.00%               3,878            2000
Company Fund - Q/NQ              10.000000          14.120006          41.20%               1,202            1999

NSAT Nationwide                   8.545293           9.035539           5.74%                   0            2000
Strategic Value Fund -           10.000000           8.545293         -14.55%                   0            1999
Q/NQ

NSAT Strong NSAT Mid Cap         14.653509          12.183768         -16.85%              21,743            2000
Growth Fund(1) - Q/NQ            10.000000          14.653509          46.54%                   0            1999

NSAT Total Return Fund -          9.848668           9.472081          -3.82%                 251            2000
Q/NQ                             10.000000           9.848668          -1.51%               1,422            1999

NSAT Turner NSAT Growth          10.000000           6.317188         -36.83%                   0            2000
Focus Fund - Q/NQ

Neuberger Berman AMT              9.965276           9.902625          -0.63%               3,472            2000
Guardian Portfolio - Q/NQ        10.000000           9.965276          -0.35%                   0            1999

Neuberger Berman AMT             15.258987          13.874614          -9.07%              19,993            2000
Mid-Cap Growth Portfolio         10.000000          15.258987          52.29%                   0            1999
- Q/NQ

Neuberger Berman AMT              9.501339           9.401502          -1.05%                   0            2000
Partners Portfolio - Q/NQ        10.000000           9.501339          -4.99%                   0            1999

Oppenheimer Variable             16.065210          14.011209         -12.79%              25,796            2000
Account Funds -                  10.000000          16.065210          60.65%                   0            1999
Oppenheimer Aggressive
Growth Fund/VA(2) - Q/NQ

(1)  Formerly, NSAT Nationwide Strategic Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.


---------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                            VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                            BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable              12.755147           12.504224          -1.97%              28,468            2000
Account Funds -                   10.000000           12.755147          27.55%                   0            1999
Oppenheimer Capital
Appreciation Fund/VA(1) -
Q/NQ

Oppenheimer Variable              10.000000            9.486763          -5.13%                   0            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA - Q/NQ

Oppenheimer Variable              10.780952            9.663699         -10.36%               8,157            2000
Account Funds -                   10.000000           10.780952           7.81%                   0            1999
Oppenheimer Main Street
Growth & Income Fund/VA(2)
- Q/NQ

Strong Opportunity Fund           10.000000            9.740009          -2.60%                 515            2000
II, Inc. - Q/NQ

The Universal                     11.207054           12.265925           9.45%                 724            2000
Institutional Funds, Inc.         10.000000           11.207054          12.07%                   0            1999
- Emerging Markets Debt
Portfolio(3) - Q/NQ

The Universal                     10.000000            8.588260         -14.12%                 623            2000
Institutional Funds, Inc.
- Mid Cap Growth
Portfolio - Q/NQ

The Universal                     10.920617           11.336655           3.81%               1,376            2000
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio - Q/NQ

(1)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund. (
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.


-------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND       ACCUMULATION       ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                             UNIT VALUE AT      VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF       PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                     PERIOD
-------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide                 15.591319            8.905697         -42.88%                 451            2000
Insurance Trust -                 10.000000           15.591319          55.91%                   0            1999
Worldwide Emerging
Markets Fund - Q/NQ

Van Eck Worldwide                  9.983781           10.928549           9.46%                   0            2000
Insurance Trust -                 10.000000            9.983781          -0.16%                   0            1999
Worldwide Hard Assets
Fund - Q/NQ


The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account effective May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT Gartmore NSAT Emerging Markets Fund, NSAT Gartmore NSAT Global Technology and Communications Fund, NSAT Gartmore NSAT International Growth Fund and the NSAT Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.80%)
          (VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF
                              THE VARIABLE ACCOUNT)

-----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------------
American Century                 10.887381            9.557420         -12.22%               7,083            2000
Variable Portfolios,             10.000000           10.887381           8.87%               2,334            1999
Inc. - American Century
VP Income & Growth - Q/NQ

American Century                 15.304624           12.501416         -18.32%               1,977            2000
Variable Portfolios,             10.000000           15.304624          53.05%                   0            1999
Inc. - American Century
VP International - Q/NQ

American Century                  8.774191           10.180559          16.03%               6,794            2000
Variable Portfolios,             10.000000            8.774191         -12.26%                   0            1999
Inc. - American Century
VP Value - Q/NQ

Credit Suisse Warburg            15.611071           12.427613         -20.39%                   0            2000
Pincus Trust - Global            10.000000           15.611071          56.11%                   0            1999
Post-Venture Capital
Portfolio(1) - Q/NQ

Credit Suisse Warburg            14.640370           10.654609         -27.22%                   0            2000
Pincus Trust -                   10.000000           14.640370          46.40%                   0            1999
International Equity
Portfolio(2) - Q/NQ

Credit Suisse Warburg             9.334304            9.984104           6.96%               1,164            2000
Pincus Trust - Value             10.000000            9.334304          -6.66%                   0            1999
Portfolio(3) - Q/NQ

Dreyfus Investment               12.869896           12.386804          -3.75%               1,937            2000
Portfolios - European            10.000000           12.869896          28.70%                   0            1999
Equity Portfolio:
Initial Shares - Q/NQ


(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND      ACCUMULATION       ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                            UNIT VALUE AT      VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                            BEGINNING OF       PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                     PERIOD
--------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially              11.860138          10.362676         -12.63%               3,611            2000
Responsible Growth Fund,          10.000000          11.860138          18.60%               2,591            1999
Inc.: Initial Shares -
Q/NQ

Dreyfus Stock Index Fund,         10.786928           9.610581         -10.91%              12,470            2000
Inc.: Initial Shares -            10.000000          10.786928           7.87%               4,808            1999
Q/NQ

Dreyfus Variable                  10.177277           9.930036          -2.43%               6,835            2000
Investment Fund                   10.000000          10.177277           1.77%                   0            1999
-Appreciation Portfolio:
Initial Shares(1) - Q/NQ

Federated Insurance                9.750926          10.577071           8.47%               2,293            2000
Series - Federated                10.000000           9.750926          -2.49%                   0            1999
Quality Bond Fund II -
Q/NQ

Fidelity VIP                       9.303685           9.896058           6.37%              11,050            2000
Equity-Income Portfolio:          10.000000           9.303685          -6.96%               4,509            1999
Service Class - Q/NQ

Fidelity VIP Growth               12.313961          10.755009         -12.66%              22,617            2000
Portfolio: Service Class          10.000000          12.313961          23.14%               5,739            1999
- Q/NQ

Fidelity VIP High Income           9.666051           7.346312         -24.00%               1,112            2000
Portfolio: Service Class          10.000000           9.666051          -3.34%                   0            1999
- Q/NQ

Fidelity VIP Overseas             13.050088          10.361858         -20.60%               4,336            2000
Portfolio: Service Class          10.000000          13.050088          30.50%                   0            1999
- Q/NQ

Fidelity VIP II                   11.270766          10.325655          -8.39%              45,726            2000
Contrafund(R) Portfolio:          10.000000          11.270766          12.71%                 378            1999
Service Class - Q/NQ

(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.


----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND      ACCUMULATION       ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                            UNIT VALUE AT      VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                            BEGINNING OF       PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                     PERIOD
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth            9.863165           8.022575         -18.66%               5,423            2000
Opportunities Portfolio:          10.000000           9.863165          -1.37%               2,240            1999
Service Class - Q/NQ

Janus Aspen Series -              10.000000           8.099528         -19.00%              50,540            2000
Capital Appreciation
Portfolio: Service Shares
- Q/NQ

Janus Aspen Series -              10.000000           6.472936         -35.27%              12,017            2000
Global Technology
Portfolio: Service Shares
- Q/NQ

Janus Aspen Series -              10.000000           8.136062         -18.64%              49,861            2000
International Growth
Portfolio: Service Shares
- Q/NQ

NSAT Capital Appreciation          9.701077           6.999319         -27.85%               3,523            2000
Fund - Q/NQ                       10.000000           9.701077          -2.99%               3,065            1999

NSAT Dreyfus NSAT Mid Cap         11.440076          12.943788          13.14%               1,732            2000
Index Fund(1) - Q/NQ              10.000000          11.440076          14.40%                   0            1999

NSAT Federated NSAT               10.771674           9.455077         -12.22%                   0            2000
Equity Income Fund(2) - Q/NQ      10.000000          10.771674           7.72%                   0            1999

NSAT Federated NSAT High           9.670105           8.710943          -9.92%                 789            2000
Income Bond Fund(3) - Q/NQ        10.000000           9.670105          -3.30%                   0            1999

NSAT Gartmore NSAT                10.000000           8.674187         -13.26%                   0            2000
Emerging Markets Fund -
Q/NQ

(1) Formerly, NSAT Nationwide Mid Cap Index Fund and prior to that, NSAT Nationwide Select Advisers Mid Cap Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.
(3)  Formerly, NSAT Nationwide High Income Bond Fund.

-------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND      ACCUMULATION       ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                            UNIT VALUE AT      VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                            BEGINNING OF       PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                     PERIOD
-------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Global         10.000000           5.991195         -40.09%                   0            2000
Technology and
Communications Fund - Q/NQ

NSAT Gartmore NSAT                10.000000           9.209373          -7.91%                   0            2000
International Growth Fund
- Q/NQ

NSAT Government Bond Fund          9.728561          10.752417          10.52%               2,593            2000
- Q/NQ                            10.000000           9.728561          -2.71%                   0            1999

NSAT J.P. Morgan NSAT              9.845340           9.272721          -2.14%                   0
Balanced Fund(1) - Q/NQ           10.000000           9.475017          -5.25%                   0            1999

NSAT MAS NSAT Multi                9.890927          10.263086           3.76%                   0            2000
Sector Bond Fund(2) - Q/NQ        10.000000           9.890927          -1.09%                   0            1999

NSAT Money Market Fund* -         10.202456          10.623647           4.13%               5,139            2000
Q/NQ                              10.000000          10.202456           2.02%                   0            1999

NSAT Nationwide Global 50         11.174665           9.622318         -13.89%              13,871            2000
Fund(3) - Q/NQ                    10.000000          11.174665          11.75%                   0            1999

NSAT Nationwide Small Cap         20.256891          16.676873         -17.67%               7,580            2000
Growth Fund(4) - Q/NQ             10.000000          20.256891         102.57%                   0            1999

*The 7 day yield for the NSAT Money Market Fund as of December 31, 2000 was
4.30%.

(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.


-----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND      ACCUMULATION       ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                            UNIT VALUE AT      VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                            BEGINNING OF       PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                     PERIOD
-----------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap         11.689250          12.765722           9.21%               2,266            2000
Value Fund - Q/NQ                 10.000000          11.689250          16.89%                   0            1999

NSAT Nationwide Small             14.115240          15.095906           6.95%               1,037            2000
Company Fund - Q/NQ               10.000000          14.115240          41.15%               1,510            1999

NSAT Nationwide Strategic          8.542404           9.027908           5.68%                 901            2000
Value Fund - Q/NQ                 10.000000           8.542404         -14.58%                 995            1999

NSAT Strong NSAT Mid Cap          14.648576          12.173489         -16.90%                   0            2000
Growth Fund(1) - Q/NQ             10.000000          14.648576          46.49%                   0            1999

NSAT Total Return Fund -           9.845340           9.464087          -3.87%               3,483            2000
Q/NQ                              10.000000           9.845340          -1.55%                   0            1999

NSAT Turner NSAT Growth           10.000000           6.316408         -36.84%                   0            2000
Focus Fund - Q/NQ

Neuberger Berman AMT               9.961920           9.894278          -0.68%               7,213            2000
Guardian Portfolio - Q/NQ         10.000000           9.961920          -0.38%                   0            1999

Neuberger Berman AMT              15.253837          13.862902          -9.12%                 168            2000
Mid-Cap Growth Portfolio          10.000000          15.253837          52.54%                   0            1999
- Q/NQ

Neuberger Berman AMT               9.498133           9.393576          -1.10%                   0            2000
Partners Portfolio - Q/NQ         10.000000           9.498133          -5.02%                   0            1999

Oppenheimer Variable              16.059802          13.999397         -12.83%               7,068            2000
Account Funds -                   10.000000          16.059802          60.60%                   0            1999
Oppenheimer Aggressive
Growth Fund/VA(2) - Q/NQ


(1)  Formerly, NSAT Nationwide Strategic Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.


---------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND       ACCUMULATION       ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                             UNIT VALUE AT      VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF       PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                     PERIOD
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable               12.750840          12.493669          -2.02%              44,316            2000
Account Funds -                    10.000000          12.750840          27.51%               5,332            1999
Oppenheimer Capital
Appreciation Fund/VA(1)- Q/NQ

Oppenheimer Variable               10.000000           9.483571          -5.16%              29.533            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA - Q/NQ

Oppenheimer Variable               10.777319           9.655553         -10.41%              39,310            2000
Account Funds -                    10.000000          10.777319           7.77%               1,312            1999
Oppenheimer Main Street
Growth & Income Fund/VA(2) -
Q/NQ

Strong Opportunity Fund            10.000000           9.736730          -2.63%                   0            2000
II, Inc. - Q/NQ

The Universal                      11.203280          12.255588           9.39%                 583            2000
Institutional Funds, Inc.          10.000000          11.203280          12.03%                   0            1999
- Emerging Markets Debt
Portfolio(3) - Q/NQ

The Universal                      10.000000           8.585371         -14.15%               1,770            2000
Institutional Funds, Inc.
- Mid Cap Growth Portfolio
- Q/NQ

The Universal                      10.000000          11.327088           3.80%               5,727            2000
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio - Q/NQ

(1)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND       ACCUMULATION       ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                             UNIT VALUE AT      VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF       PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                     PERIOD
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide                  15.586071           8.898173         -42.91%                 342            2000
Insurance Trust -                  10.000000          15.586071          55.86%                   0            1999
Worldwide Emerging Markets
Fund - Q/NQ

Van Eck Worldwide                   9.980406          10.919321           9.41%                   0            2000
Insurance Trust -                  10.000000           9.980406          -0.20%                   0            1999
Worldwide Hard Assets Fund
- Q/NQ

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account effective May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT Gartmore NSAT Emerging Markets Fund, NSAT Gartmore NSAT Global Technology and Communications Fund, NSAT Gartmore NSAT International Growth Fund and NSAT Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.90%)
          (VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF
                              THE VARIABLE ACCOUNT)


------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
------------------------------------------------------------------------------------------------------------------
American Century                 10.880025            9.541283         -12.30%                   0            2000
Variable Portfolios,
Inc. - American Century
VP Income & Growth - Q/NQ

American Century                 15.480327           12.480327         -18.40%                   0            2000
Variable Portfolios,
Inc. - American Century
VP International - Q/NQ

American Century                  8.768259           10.163375          15.91%                   0            2000
Variable Portfolios,
Inc. - American Century
VP Value - Q/NQ

Credit Suisse Warburg            15.600551           12.406646         -20.47%                   0            2000
Pincus Trust - Global
Post-Venture Capital
Portfolio(1) - Q/NQ

Credit Suisse Warburg            14.630509           10.636622         -27.30%                   0            2000
Pincus Trust -
International Equity
Portfolio(2) - Q/NQ

Credit Suisse Warburg             9.327994            9.967257           6.85%                   0            2000
Pincus Trust - Value
Portfolio(3) - Q/NQ

Dreyfus Investment               12.866500           12.370991          -3.85%                   0            2000
Portfolios - European
Equity Portfolio:
Initial Shares - Q/NQ

(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.


-------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND      ACCUMULATION       ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                            UNIT VALUE AT      VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                            BEGINNING OF       PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                     PERIOD
-------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially              11.852125          10.345179         -12.71%                   0            2000
Responsible Growth Fund,
Inc.: Initial Shares -
Q/NQ

Dreyfus Stock Index Fund,         10.779645           9.594375         -11.00%                   0            2000
Inc.: Initial Shares -
Q/NQ

Dreyfus Variable                  10.170406           9.913289          -2.53%                   0            2000
Investment Fund
-Appreciation Portfolio:
Initial Shares(1) - Q/NQ

Federated Insurance                9.744333          10.559225           8.36%                   0            2000
Series - Federated
Quality Bond Fund II -
Q/NQ

Fidelity VIP                       9.297394           9.879350           6.26%                   0            2000
Equity-Income Portfolio:
Service Class - Q/NQ

Fidelity VIP Growth               12.305653          10.736866         -12.75%                   0            2000
Portfolio: Service Class
- Q/NQ

Fidelity VIP High Income           9.659523           7.333907         -24.08%                   0            2000
Portfolio: Service Class
- Q/NQ

Fidelity VIP Overseas             13.041301          10.344382         -20.68%                   0            2000
Portfolio: Service Class
- Q/NQ

Fidelity VIP II                   11.263156          10.308233          -8.48%                   0            2000
Contrafund(R) Portfolio:
Service Class - Q/NQ

(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.


-------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND      ACCUMULATION       ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                            UNIT VALUE AT      VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                            BEGINNING OF       PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                     PERIOD
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth            9.856495           8.009032         -18.74%                   0            2000
Opportunities Portfolio:
Service Class - Q/NQ

Janus Aspen Series -              10.000000           8.091928         -19.08%                   0            2000
Capital Appreciation
Portfolio: Service Shares
- Q/NQ

Janus Aspen Series -              10.000000           6.466853         -35.33%                   0            2000
Global Technology
Portfolio: Service Shares
- Q/NQ

Janus Aspen Series -              10.000000           8.128419         -18.72%                   0            2000
International Growth
Portfolio: Service Shares
- Q/NQ

NSAT Capital Appreciation          9.694518           6.987497         -27.92%                   0            2000
Fund - Q/NQ

NSAT Dreyfus NSAT Mid Cap         11.432355          12.921938          13.03%                   0            2000
Index Fund(1) - Q/NQ

NSAT Federated NSAT               10.764410           9.439135         -12.31%                   0            2000
Equity Income Fund(2) - Q/NQ

NSAT Federated NSAT High           9.663565           8.696224         -10.01%                   0            2000
Income Bond Fund(3) - Q/NQ

NSAT Gartmore NSAT                10.000000           8.672055         -13.28%                   0            2000
Emerging Markets Fund -
Q/NQ

(1) Formerly, NSAT Nationwide Mid Cap Index Fund and prior to that, NSAT Nationwide Select Advisers Mid Cap Fund.
(2)  Formerly, NSAT Nationwide Equity Income Fund.
(3)  Formerly, NSAT Nationwide High Income Bond Fund.


-------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND       ACCUMULATION       ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                             UNIT VALUE AT      VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF       PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                     PERIOD
-------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Global          10.000000           5.989717         -40.10%                   0            2000
Technology and
Communications Fund - Q/NQ

NSAT Gartmore NSAT                 10.000000           9.207114          -7.93%                   0            2000
International Growth Fund
- Q/NQ

NSAT Government Bond Fund           9.721987          10.734272          10.41%                   0            2000
- Q/NQ

NSAT J.P. Morgan NSAT               9.468619           9.257079          -2.23%                   0            2000
Balanced Fund(1) - Q/NQ

NSAT MAS NSAT Multi Sector          9.884242          10.245769           3.66%                   0            2000
Bond Fund(2) - Q/NQ

NSAT Money Market Fund* -          10.195482          10.605632           4.02%               9,076            2000
Q/NQ

NSAT Nationwide Global 50          11.167113           9.606072         -13.98%                   0            2000
Fund(3) - Q/NQ

NSAT Nationwide NSAT Small         20.243274          16.648755         -17.76%                   0            2000
Cap Growth Fund(4) - Q/NQ

*The 7 day yield for the NSAT Money Market Fund as of December 31, 2000 was
4.20%.

(1)  Formerly, NSAT Nationwide Balanced Fund.
(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3)  Formerly, NSAT Nationwide Global Equity Fund.
(4)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.


-------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND       ACCUMULATION       ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                             UNIT VALUE AT      VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF       PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                     PERIOD
-------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap          11.681367          12.744198           9.10%                   0            2000
Value Fund - Q/NQ

NSAT Nationwide Small              14.105728          15.070448           6.84%                   0            2000
Company Fund - Q/NQ

NSAT Nationwide Strategic           8.536625           9.012666           5.58%                   0            2000
Value Fund - Q/NQ

NSAT Strong NSAT Mid Cap           14.638685          12.152925         -16.98%                   0            2000
Growth Fund(1) - Q/NQ

NSAT Total Return Fund -            9.838680           9.448103          -3.97%                   0            2000
Q/NQ

NSAT Turner NSAT Growth            10.000000           6.314847         -36.85%                   0            2000
Focus Fund - Q/NQ

Neuberger Berman AMT                9.955186           9.877577          -0.78%                   0            2000
Guardian Portfolio - Q/NQ

Neuberger Berman AMT               15.243555          13.839506          -9.21%                   0            2000
Mid-Cap Growth Portfolio -
Q/NQ

Neuberger Berman AMT                9.491719           9.377731          -1.20%                   0            2000
Partners Portfolio - Q/NQ

Oppenheimer Variable               16.048985          13.975777         -12.92%                   0            2000
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA(2) - Q/NQ

(1)  Formerly, NSAT Nationwide Strategic Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.


---------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND       ACCUMULATION       ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                             UNIT VALUE AT      VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF       PERIOD              VALUE               UNITS AT END OF
                             PERIOD                                                     PERIOD
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable               12.742243          12.472602          -2.12%                   0            2000
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA(1) -
Q/NQ

Oppenheimer Variable               10.000000           9.477189          -5.23%                   0            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA - Q/NQ

Oppenheimer Variable               10.770042           9.639258         -10.50%                   0            2000
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA(2) -
Q/NQ

Strong Opportunity Fund            10.000000           9.730182          -2.70%                   0            2000
II, Inc. - Q/NQ

The Universal                      11.195718          12.234919           9.28%                   0            2000
Institutional Funds, Inc.
- Emerging Markets Debt
Portfolio(3) - Q/NQ

The Universal                      10.000000           8.579581         -14.20%                   0            2000
Institutional Funds, Inc.
- Mid Cap Growth Portfolio
- Q/NQ

The Universal                      10.897503          11.307986           3.77%                   0            2000
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio - Q/NQ

(1)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.


--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND      ACCUMULATION       ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                            UNIT VALUE AT      VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                            BEGINNING OF       PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                     PERIOD
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide                 15.575591           8.883159         -42.97%                   0            2000
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

Van Eck Worldwide                  9.973670          10.900909           9.30%                   0            2000
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account effective May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT Gartmore NSAT Emerging Markets Fund, NSAT Gartmore NSAT Global Technology and Communications Fund, NSAT Gartmore NSAT International Growth Fund and NSAT Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide Variable Account-9:

       We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended and the period November 3, 1997 (commencement of operations) through December 31, 1997. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended, its changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended and the period November 3, 1997 (commencement of operations) through December 31, 1997, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP
Columbus, Ohio
February 16, 2001



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2000

ASSETS:
   Investments at fair value:

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         32,924,538 shares (cost $237,296,679) .....................................................         $  234,093,466

      American Century VP - American Century VP International (ACVPInt)
         28,970,744 shares (cost $290,524,737) .....................................................            296,370,709

      American Century VP - American Century VP Value (ACVPValue)
         14,556,936 shares (cost $86,080,505) ......................................................             97,094,763

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         8,374,170 shares (cost $300,707,725) ......................................................            288,657,641

      Dreyfus Stock Index Fund (DryStkIx)
         36,770,950 shares (cost $1,274,768,926) ...................................................          1,250,212,315

      Dreyfus IP - European Equities Portfolio (DryEuroEq)
         1,337,552 shares (cost $19,640,209) .......................................................             20,036,531

      Dreyfus VIF - Appreciation Portfolio (DryAp)
         4,583,616 shares (cost $172,573,854) ......................................................            178,348,514

      Federated Quality Bond Fund II (FedQualBd)
         6,050,469 shares (cost $61,269,035) .......................................................             64,861,027

      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         20,259,637 shares (cost $495,496,484) .....................................................            515,607,773

      Fidelity VIP - Growth Portfolio - Service Class (FidVIPGrS)
         23,946,833 shares (cost $1,150,437,103) ...................................................          1,041,687,248

      Fidelity VIP - High Income Portfolio - Service Class (FidVIPHIS)
         21,214,111 shares (cost $219,051,148) .....................................................            172,895,001

      Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         6,268,799 shares (cost $125,524,965) ......................................................            124,999,847

      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPConS)
         25,769,290 shares (cost $635,699,944) .....................................................            609,959,089

      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         10,026,683 shares (cost $216,653,494) .....................................................            177,472,284

      Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         14,280,764 shares (cost $455,388,606) .....................................................            379,011,473

      Janus Aspen Series - Global Technology Portfolio - Service Shares (JanGlobTech)
         34,523,309 shares (cost $337,026,001) .....................................................            226,127,677

      Janus Aspen Series - International Growth Portfolio - Service Shares (JanInGro)
         9,473,539 shares (cost $313,011,699) ......................................................            290,269,247

      Morgan Stanley: UIF - Emerging Markets Debt Portfolio (MSEmMkt)
         2,502,307 shares (cost $18,817,239) .......................................................             17,290,940


      Morgan Stanley: UIF - Mid Cap Growth Portfolio (MSMidCapG)
         630,321 shares (cost $8,579,970) ..........................................................              7,784,465

      Morgan Stanley: UIF - U.S. Real Estate Portfolio (MSUSRE)
         5,698,668 shares (cost $64,591,886) .......................................................             65,591,667

      Nationwide SAT - Balanced Fund - J.P. Morgan (NSATBal)
         10,472,584 shares (cost $109,781,068) .....................................................            104,621,114

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         15,824,297 shares (cost $371,395,129) .....................................................            232,300,679

      Nationwide SAT - Emerging Markets Fund - Gartmore (NSATEmMkt)
         13,965 shares (cost $104,551) .............................................................                104,877

      Nationwide SAT - Equity Income Fund - Federated (NSATEqInc)
         4,280,076 shares (cost $54,197,167) .......................................................             51,318,107

      Nationwide SAT - Global Technology & Communications Fund - Gartmore (NSATGlobTC)
         753,418 shares (cost $6,897,656) ..........................................................              5,537,621

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         30,227,074 shares (cost $341,168,303) .....................................................            345,797,728

      Nationwide SAT - Growth Focus Fund - Turner (NSATGrFoc)
         315,508 shares (cost $2,139,780) ..........................................................              1,883,580

      Nationwide SAT - High Income Bond Fund - Federated (NSATHIncBd)
         7,017,614 shares (cost $67,388,671) .......................................................             55,298,796

      Nationwide SAT - International Growth Fund - Gartmore (NSATIntGr)
         46,748 shares (cost $396,875) .............................................................                403,439

      Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMidCapIx)
         6,578,423 shares (cost $89,512,426) .......................................................             89,137,636

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         788,106,856 shares (cost $788,106,856) ....................................................            788,106,856

      Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMSecBd)
         10,171,162 shares (cost $96,133,717) ......................................................             94,388,384

      Nationwide SAT - Nationwide Global 50 Fund (NSATGlob50)
         3,826,839 shares (cost $49,030,045) .......................................................             44,582,673

      Nationwide SAT - Nationwide Small Cap Growth Fund (NSATSmCapG)
         4,295,435 shares (cost $84,439,575) .......................................................             69,757,857

      Nationwide SAT - Nationwide Small Cap Value Fund (NSATSmCapV)
         16,073,077 shares (cost $163,730,625) .....................................................            139,835,772

      Nationwide SAT - Nationwide Small Company Fund (NSATSmCo)
         11,356,800 shares (cost $254,067,175) .....................................................            227,135,997

      Nationwide SAT - Nationwide Strategic Value Fund (NSATStrVal)
         2,197,969 shares (cost $21,496,011) .......................................................             22,067,608

      Nationwide SAT - Mid Cap Growth Fund - Strong (NSATStMidCp)
         10,527,703 shares (cost $223,852,488) .....................................................            175,075,700

      Nationwide SAT - Total Return Fund (NSATTotRe)
         48,352,525 shares (cost $783,996,294) .....................................................            562,823,394

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY CONTINUED


      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         5,185,274 shares (cost $79,302,909) .......................................................             82,601,413

      Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         12,683,733 shares (cost $330,874,942) .....................................................            285,130,311

      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         7,433,551 shares (cost $127,806,399) ......................................................            120,200,525

      Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
         5,753,968 shares (cost $529,462,908) ......................................................            407,208,348

      Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
         9,397,202 shares (cost $440,567,970) ......................................................            438,191,552

      Oppenheimer Global Securities Fund/VA (OppGlSec)
         1,538,946 shares (cost $45,710,290) .......................................................             46,676,218

      Oppenheimer Main Street Growth & Income Fund/VA (OppGrInc)
         15,554,577 shares (cost $353,803,389) .....................................................            330,690,313

      Strong Opportunity Fund II, Inc. (StOpp2)
         1,652,126 shares (cost $43,377,820) .......................................................             39,551,904

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         3,900,310 shares (cost $33,604,238) .......................................................             32,333,571

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         807,683 shares (cost $9,341,599) ..........................................................              9,748,739

      Victory VIF - Diversified Stock Fund Class A Shares (VVIFDStk)
         1,304,072 shares (cost $12,882,567) .......................................................             12,871,196

      Victory VIF - Small Company Opportunity Fund Class A Shares (VVIFSmCoOpp)
         196,192 shares (cost $1,977,136) ..........................................................              2,336,649

      Victory Portfolios - Investment Quality Bond Fund Class A Shares (VPInvQBd)
         221,575 shares (cost $2,205,184) ..........................................................              2,268,923

      W & R Target Funds, Inc. - Asset Strategy Portfolio (WRAsStrat)
         2,727 shares (cost $19,237) ...............................................................                 19,237

      W & R Target Funds, Inc. - Balanced Portfolio (WRBal)
         665 shares (cost $4,870) ..................................................................                  4,870

      W & R Target Funds, Inc. - Bond Portfolio (WRBond)
         2,315 shares (cost $12,107) ...............................................................                 12,107

      W & R Target Funds, Inc. - Core Equity Portfolio (WRCoreEq)
         1,657 shares (cost $20,217) ...............................................................                 20,217

      W & R Target Funds, Inc. - Growth Portfolio (WRGrowth)
         1,442 shares (cost $14,253) ...............................................................                 14,253

      W & R Target Funds, Inc. - International Portfolio (WRInt)
         333 shares (cost $2,614) ..................................................................                  2,614


      W & R Target Funds, Inc. - Science & Technology Portfolio (WRSciTech)
         413 shares (cost $5,891) ..................................................................                  5,891

      W & R Target Funds, Inc. - Small Cap Portfolio (WRSmCap)
         329 shares (cost $2,675) ..................................................................                  2,675

      Warburg Pincus Trust - Global Post-Venture Capital Portfolio (WPGPVenCp)
         1,119,892 shares (cost $21,192,907) .......................................................             15,252,928

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         2,186,211 shares (cost $26,175,651) .......................................................             23,458,044

      Warburg Pincus Trust - Value Portfolio (WPValue)
         1,653,943 shares (cost $19,787,351) .......................................................             20,988,535
                                                                                                           ----------------

            Total investments ......................................................................         10,938,140,528

   Accounts receivable .............................................................................                351,761
                                                                                                           ----------------

            Total assets ...........................................................................         10,938,492,289

Accounts Payable ...................................................................................                      -
                                                                                                           ----------------
Contract owners' equity (note 4) ...................................................................       $ 10,938,492,289
                                                                                                           ================





See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS
Year Ended December 31, 2000

                                                         Total                ACVPIncGr          ACVPInt              ACVPValue
Investment activity:
  Reinvested dividends ..........................   $    139,579,263             975,363             295,124             493,863
  Mortality and expense risk charges (note 2) ...        (97,805,656)         (2,185,159)         (2,982,887)           (584,893)
                                                    ----------------        ------------     ---------------        ------------
     Net investment activity ....................         41,773,607          (1,209,796)         (2,687,763)            (91,030)
                                                    ----------------        ------------     ---------------        ------------

  Proceeds from mutual funds shares sold ........     10,440,016,039           4,793,468       1,377,019,588          48,833,424
  Cost of mutual fund shares sold ...............    (10,409,659,644)         (3,863,467)     (1,382,022,195         (51,892,714)
                                                    ----------------        ------------     ---------------        ------------
     Realized gain (loss) on investments ........         30,356,395             930,001          (5,002,607)         (3,059,290)
  Change in unrealized gain (loss)
     on investments .............................     (1,781,902,249)        (25,836,925)        (41,510,698)         14,273,281
                                                    ----------------        ------------     ---------------        ------------
     Net gain (loss) on investments .............     (1,751,545,854)        (24,906,924)        (46,513,305)         11,213,991
                                                    ----------------        ------------     ---------------        ------------
  Reinvested capital gains ......................        605,527,710                   -           4,412,512           1,263,708
                                                    ----------------        ------------     ---------------        ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ (1,104,244,537)        (26,116,720)        (44,788,556)         12,386,669
                                                    ================        ============     ===============        ============


                                                         DrySRGro             DryStkIx          DryEuroEq               DryAp
Investment activity:
  Reinvested dividends ..........................          2,354,678          11,216,894              44,169           1,175,198
  Mortality and expense risk charges (note 2) ...         (2,653,530)        (11,940,120)           (137,524)         (1,742,273)
                                                    ----------------        ------------     ---------------        ------------
     Net investment activity ....................           (298,852)           (723,226)            (93,355)           (567,075)
                                                    ----------------        ------------     ---------------        ------------

  Proceeds from mutual funds shares sold ........            552,994          37,702,768          47,417,960          23,439,214
  Cost of mutual fund shares sold ...............           (385,951)        (28,293,224)        (48,429,947)        (19,553,477)
                                                    ----------------        ------------     ---------------        ------------
     Realized gain (loss) on investments ........            167,043           9,409,544          (1,011,987)          3,885,737
  Change in unrealized gain (loss)
     on investments .............................        (37,295,339)       (160,748,036)            195,900          (9,163,752)
                                                    ----------------        ------------     ---------------        ------------
     Net gain (loss) on investments .............        (37,128,296)       (151,338,492)           (816,087)         (5,278,015)
                                                    ----------------        ------------     ---------------        ------------
  Reinvested capital gains ......................                  -          19,988,077             465,237           1,997,656
                                                    ----------------        ------------     ---------------        ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......        (37,427,148)       (132,073,641)           (444,205)         (3,847,434)
                                                    ================        ============     ===============        ============


                                                         FedQualBd           FidVIPEIS         FidVIPGrS          FidVIPHIS
Investment activity:
  Reinvested dividends ..........................      $    150,951          5,982,279            618,228         12,720,862
  Mortality and expense risk charges (note 2) ...          (342,492)        (4,198,068)        (9,917,579)        (1,947,368)
                                                       ------------         ----------       ------------        -----------
     Net investment activity ....................          (191,541)         1,784,211         (9,299,351)        10,773,494
                                                       ------------         ----------       ------------        -----------

  Proceeds from mutual funds shares sold ........         5,694,391         57,565,467         43,657,694         83,668,886
  Cost of mutual fund shares sold ...............        (5,575,491)       (60,558,462)       (33,767,989)       (95,672,220)
                                                       ------------         ----------       ------------        -----------
     Realized gain (loss) on investments ........           118,900         (2,992,995)         9,889,705        (12,003,334)
  Change in unrealized gain (loss)
     on investments .............................         3,607,712         10,955,127       (223,848,501)       (47,739,384)
                                                       ------------         ----------       ------------        -----------
     Net gain (loss) on investments .............         3,726,612          7,962,132       (213,958,796)       (59,742,718)
                                                       ------------         ----------       ------------        -----------
  Reinvested capital gains ......................                 -         23,074,503         73,816,434                  -
                                                       ------------         ----------       ------------        -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      $  3,535,071         32,820,846       (149,441,713)       (48,969,224)
                                                       ============         ==========       ============        ===========


                                                         FidVIPOvS          FidVIPConS        FidVIPGrOpS         JanCapAp
Investment activity:
  Reinvested dividends ..........................         1,457,064          1,560,219          2,415,304          2,653,485
  Mortality and expense risk charges (note 2) ...        (1,301,748)        (5,670,121)        (1,962,561)        (2,816,688)
                                                       ------------         ----------       ------------        -----------
     Net investment activity ....................           155,316         (4,109,902)           452,743           (163,203)
                                                       ------------         ----------       ------------        -----------

  Proceeds from mutual funds shares sold ........       927,477,255         20,398,439         34,671,746         35,659,781
  Cost of mutual fund shares sold ...............      (945,759,560)       (16,776,313)       (34,090,223)       (39,441,295)
                                                       ------------         ----------       ------------        -----------
     Realized gain (loss) on investments ........       (18,282,305)         3,622,126            581,523         (3,781,514)
  Change in unrealized gain (loss)
     on investments .............................       (11,652,447)      (102,500,793)       (51,769,543)       (76,377,132)
                                                       ------------         ----------       ------------        -----------
     Net gain (loss) on investments .............       (29,934,752)       (98,878,667)       (51,188,020)       (80,158,646)
                                                       ------------         ----------       ------------        -----------
  Reinvested capital gains ......................         9,430,441         56,635,936         12,702,709                  -
                                                       ------------         ----------       ------------        -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......       (20,348,995)       (46,352,633)       (38,032,568)       (80,321,849)
                                                       ============         ==========       ============        ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2000


                                                        JanGlobTech          JanInGro              MSEmMkt             MSMidCapG
Investment activity:
  Reinvested dividends ..........................      $   1,370,040          10,387,489           1,761,928                   -
  Mortality and expense risk charges (note 2) ...         (2,185,228)         (2,174,541)           (121,754)            (21,581)
                                                       -------------       -------------         -----------          ----------
     Net investment activity ....................           (815,188)          8,212,948           1,640,174             (21,581)
                                                       -------------       -------------         -----------          ----------

  Proceeds from mutual funds shares sold ........         24,692,034         384,240,436          27,021,962           4,272,566
  Cost of mutual fund shares sold ...............        (29,664,462)       (437,155,277)        (26,281,709)         (4,346,207)
                                                       -------------       -------------         -----------          ----------
     Realized gain (loss) on investments ........         (4,972,428)        (52,914,841)            740,253             (73,641)
  Change in unrealized gain (loss)
     on investments .............................       (110,898,324)        (22,742,452)         (1,355,540)           (795,505)
                                                       -------------       -------------         -----------          ----------
     Net gain (loss) on investments .............       (115,870,752)        (75,657,293)           (615,287)           (869,146)
                                                       -------------       -------------         -----------          ----------
  Reinvested capital gains ......................                  -                   -                   -              11,925
                                                       -------------       -------------         -----------          ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      $(116,685,940)        (67,444,345)          1,024,887            (878,802)
                                                       =============       =============         ===========          ==========


                                                           MSUSRE             NSATBal             NSATCapAp            NSATEmMkt
Investment activity:
  Reinvested dividends ..........................         13,013,770           2,513,385             531,132                   -
  Mortality and expense risk charges (note 2) ...           (411,207)           (901,375)         (3,063,589)               (879)
                                                       -------------       -------------         -----------          ----------
     Net investment activity ....................         12,602,563           1,612,010          (2,532,457)               (879)
                                                       -------------       -------------         -----------          ----------

  Proceeds from mutual funds shares sold ........         80,476,873           8,224,750          93,748,391           1,171,518
  Cost of mutual fund shares sold ...............        (77,675,540)         (8,457,795)        (95,870,256)         (1,259,406)
                                                       -------------       -------------         -----------          ----------
     Realized gain (loss) on investments ........          2,801,333            (233,045)         (2,121,865)            (87,888)
  Change in unrealized gain (loss)
     on investments .............................          2,954,436          (3,168,340)       (136,041,722)                326
                                                       -------------       -------------         -----------          ----------
     Net gain (loss) on investments .............          5,755,769          (3,401,385)       (138,163,587)            (87,562)
                                                       -------------       -------------         -----------          ----------
  Reinvested capital gains ......................            319,950                   -          52,248,895                   -
                                                       -------------       -------------         -----------          ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......         18,678,282          (1,789,375)        (88,447,149)            (88,441)
                                                       =============       =============         ===========          ==========


                                                       NSATEqInc         NSATGlobTC         NSATGvtBd           NSATGrFoc
Investment activity:
  Reinvested dividends ..........................   $      385,938                 -        16,623,159                    -
  Mortality and expense risk charges (note 2) ...         (435,584)          (13,870)       (2,770,030)              (4,841)
                                                    --------------       -----------       -----------        -------------
     Net investment activity ....................          (49,646)          (13,870)       13,853,129               (4,841)
                                                    --------------       -----------       -----------        -------------

  Proceeds from mutual funds shares sold ........        1,541,391         6,285,147        57,991,928            9,033,429
  Cost of mutual fund shares sold ...............       (1,190,804)       (7,342,673)      (60,850,399)          (9,539,050)
                                                    --------------       -----------       -----------        -------------
     Realized gain (loss) on investments ........          350,587        (1,057,526)       (2,858,471)            (505,621)
  Change in unrealized gain (loss)
     on investments .............................       (7,052,261)       (1,360,035)       19,607,075             (256,200)
                                                    --------------       -----------       -----------        -------------
     Net gain (loss) on investments .............       (6,701,674)       (2,417,561)       16,748,604             (761,821)
                                                    --------------       -----------       -----------        -------------
  Reinvested capital gains ......................                -           114,212                 -                    -
                                                    --------------       -----------       -----------        -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $   (6,751,320)       (2,317,219)       30,601,733             (766,662)
                                                    ==============       ===========       ===========        =============


                                                      NSATHIncBd         NSATIntGr        NSATMidCapIx          NSATMyMkt
Investment activity:
  Reinvested dividends ..........................        5,389,444                 -           362,699           31,183,634
  Mortality and expense risk charges (note 2) ...         (538,902)           (1,346)         (475,540)          (5,893,706)
                                                    --------------       -----------       -----------       --------------
     Net investment activity ....................        4,850,542            (1,346)         (112,841)          25,289,928
                                                    --------------       -----------       -----------       --------------

  Proceeds from mutual funds shares sold ........        5,699,324         2,028,608         9,061,322        5,009,593,348
  Cost of mutual fund shares sold ...............       (6,235,258)       (2,074,095)       (6,749,167)      (5,009,593,348)
                                                    --------------       -----------       -----------       --------------
     Realized gain (loss) on investments ........         (535,934)          (45,487)        2,312,155                    -
  Change in unrealized gain (loss)
     on investments .............................       (9,518,647)            6,563        (1,917,919)                   -
                                                    --------------       -----------       -----------       --------------
     Net gain (loss) on investments .............      (10,054,581)          (38,924)          394,236                    -
                                                    --------------       -----------       -----------       --------------
  Reinvested capital gains ......................                -                 -         3,108,525                    -
                                                    --------------       -----------       -----------       --------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......       (5,204,039)          (40,270)        3,389,920           25,289,928
                                                    ==============       ===========       ===========       ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2000

                                                    NSATMSecBd        NSATGlob50      NSATSmCapG      NSATSmCapV
Investment activity:
  Reinvested dividends ..........................   $  4,964,197         371,082               -               -
  Mortality and expense risk charges (note 2) ...       (754,308)       (461,234)       (517,795)     (1,092,180)
                                                    ------------      ----------     -----------     -----------
     Net investment activity ....................      4,209,889         (90,152)       (517,795)     (1,092,180)
                                                    ------------      ----------     -----------     -----------

  Proceeds from mutual funds shares sold ........     15,142,656      45,312,116      31,332,189      89,450,696
  Cost of mutual fund shares sold ...............    (16,558,849)    (43,351,491)    (30,045,795)    (87,114,799)
                                                    ------------      ----------     -----------     -----------
     Realized gain (loss) on investments ........     (1,416,193)      1,960,625       1,286,394       2,335,897
  Change in unrealized gain (loss)
     on investments .............................        864,606      (9,742,003)    (17,955,941)    (21,605,961)
                                                    ------------      ----------     -----------     -----------
     Net gain (loss) on investments .............       (551,587)     (7,781,378)    (16,669,547)    (19,270,064)
                                                    ------------      ----------     -----------     -----------
  Reinvested capital gains ......................              -       1,639,194         775,379      26,714,354
                                                    ------------      ----------     -----------     -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $  3,658,302      (6,232,336)    (16,411,963)      6,352,110
                                                    ============      ==========     ===========     ===========


                                                      NSATSmCo         NSATStrVal    NSATStMidCp      NSATTotRe
Investment activity:
  Reinvested dividends ..........................         47,090         181,892               -       3,496,436
  Mortality and expense risk charges (note 2) ...     (1,899,169)       (202,888)     (1,850,520)     (5,377,862)
                                                    ------------      ----------     -----------     -----------
     Net investment activity ....................     (1,852,079)        (20,996)     (1,850,520)     (1,881,426)
                                                    ------------      ----------     -----------     -----------

  Proceeds from mutual funds shares sold ........    285,496,042      27,036,783      67,842,750      38,972,107
  Cost of mutual fund shares sold ...............   (270,843,325)    (26,884,696)    (47,433,484)    (36,746,756)
                                                    ------------      ----------     -----------     -----------
     Realized gain (loss) on investments ........     14,652,717         152,087      20,409,266       2,225,351
  Change in unrealized gain (loss)
     on investments .............................    (43,187,481)      1,229,421     (68,420,907)   (228,097,732)
                                                    ------------      ----------     -----------     -----------
     Net gain (loss) on investments .............    (28,534,764)      1,381,508     (48,011,641)   (225,872,381)
                                                    ------------      ----------     -----------     -----------
  Reinvested capital gains ......................     39,062,828               -       7,110,947     207,299,915
                                                    ------------      ----------     -----------     -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      8,675,985       1,360,512     (42,751,214)    (20,453,892)
                                                    ============      ==========     ===========     ===========


                                                     NBAMTGuard       NBAMTMCGr        NBAMTPart      OppAggGro
Investment activity:
  Reinvested dividends ..........................   $    354,768               -         921,060               -
  Mortality and expense risk charges (note 2) ...       (740,750)     (2,509,235)     (1,196,114)     (3,913,210)
                                                    ------------     -----------     -----------   -------------
     Net investment activity ....................       (385,982)     (2,509,235)       (275,054)     (3,913,210)
                                                    ------------     -----------     -----------   -------------

  Proceeds from mutual funds shares sold ........     15,985,614      78,689,175      50,157,504     351,052,088
  Cost of mutual fund shares sold ...............    (13,831,373)    (45,249,194)    (60,058,172)   (308,128,855)
                                                    ------------     -----------     -----------   -------------
     Realized gain (loss) on investments ........      2,154,241      33,439,981      (9,900,668)     42,923,233
  Change in unrealized gain (loss)
     on investments .............................     (2,906,624)    (79,901,703)    (10,212,756)   (160,398,654)
                                                    ------------     -----------     -----------   -------------
     Net gain (loss) on investments .............       (752,383)    (46,461,722)    (20,113,424)   (117,475,421)
                                                    ------------     -----------     -----------   -------------
  Reinvested capital gains ......................              -          56,886      19,587,870       9,393,044
                                                    ------------     -----------     -----------   -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ (1,138,365)    (48,914,071)       (800,608)   (111,995,587)
                                                    ============     ===========     ===========   =============



                                                       OppCapAp        OppGlSec        OppGrInc        StOpp2
Investment activity:
  Reinvested dividends ..........................        293,986               -         666,213               -
  Mortality and expense risk charges (note 2) ...     (3,525,188)       (174,028)     (2,634,271)       (153,189)
                                                    ------------     -----------     -----------   -------------
     Net investment activity ....................     (3,231,202)       (174,028)     (1,968,058)       (153,189)
                                                    ------------     -----------     -----------   -------------

  Proceeds from mutual funds shares sold ........     24,808,409     149,651,288       2,205,427       5,978,364
  Cost of mutual fund shares sold ...............    (16,558,288)   (150,970,496)     (1,972,537)     (5,970,402)
                                                    ------------     -----------     -----------   -------------
     Realized gain (loss) on investments ........      8,250,121      (1,319,208)        232,890           7,962
  Change in unrealized gain (loss)
     on investments .............................    (43,595,783)        965,928     (39,536,083)     (3,825,916)
                                                    ------------     -----------     -----------   -------------
     Net gain (loss) on investments .............    (35,345,662)       (353,280)    (39,303,193)     (3,817,954)
                                                    ------------     -----------     -----------   -------------
  Reinvested capital gains ......................     15,688,516               -       8,795,854       4,138,882
                                                    ------------     -----------     -----------   -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    (22,888,348)       (527,308)    (32,475,397)        167,739
                                                    ============     ===========     ===========   =============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2000

                                                      VEWrldEMkt        VEWrldHAs         VVIFDStk        VVIFSmCoOpp
Investment activity:
  Reinvested dividends ..........................   $           -           72,408           74,756           10,194
  Mortality and expense risk charges (note 2) ...        (453,093)         (85,087)         (87,068)          (8,559)
                                                    -------------     ------------       ----------        ---------
     Net investment activity ....................        (453,093)         (12,679)         (12,312)           1,635
                                                    -------------     ------------       ----------        ---------

  Proceeds from mutual funds shares sold ........     204,950,211       72,984,061          327,515           56,842
  Cost of mutual fund shares sold ...............    (217,927,467)     (72,577,918)        (315,113)         (54,432)
                                                    -------------     ------------       ----------        ---------
     Realized gain (loss) on investments ........     (12,977,256)         406,143           12,402            2,410
  Change in unrealized gain (loss)
     on investments .............................      (7,305,424)         140,154         (175,395)         347,726
                                                    -------------     ------------       ----------        ---------
     Net gain (loss) on investments .............     (20,282,680)         546,297         (162,993)         350,136
                                                    -------------     ------------       ----------        ---------
  Reinvested capital gains ......................               -                -                -                -
                                                    -------------     ------------       ----------        ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ (20,735,773)         533,618         (175,305)         351,771
                                                    =============     ============       ==========        =========

                                                       VPInvQBd        WRAsStrat           WRBal            WRBond
Investment activity:
  Reinvested dividends ..........................         122,727                -                -                -
  Mortality and expense risk charges (note 2) ...         (11,153)               -                -                -
                                                    -------------     ------------       ----------        ---------
     Net investment activity ....................         111,574                -                -                -
                                                    -------------     ------------       ----------        ---------

  Proceeds from mutual funds shares sold ........         376,668                -                -                -
  Cost of mutual fund shares sold ...............        (383,429)               -                -                -
                                                    -------------     ------------       ----------        ---------
     Realized gain (loss) on investments ........          (6,761)               -                -                -
  Change in unrealized gain (loss)
     on investments .............................          96,171                -                -                -
                                                    -------------     ------------       ----------        ---------
     Net gain (loss) on investments .............          89,410                -                -                -
                                                    -------------     ------------       ----------        ---------
  Reinvested capital gains ......................               -                -                -                -
                                                    -------------     ------------       ----------        ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......         200,984                -                -                -
                                                    =============     ============       ==========        =========


                                                   WRCoreEq     WRGrowth        WRInt         WRSciTech
Investment activity:
  Reinvested dividends ..........................   $   -              -               -               -
  Mortality and expense risk charges (note 2) ...       -              -               -               -
                                                    -----      ---------      ----------      ----------
     Net investment activity ....................       -              -               -               -
                                                    -----      ---------      ----------      ----------

  Proceeds from mutual funds shares sold ........       -              -               -               -
  Cost of mutual fund shares sold ...............       -              -               -               -
                                                    -----      ---------      ----------      ----------
     Realized gain (loss) on investments ........       -              -               -               -
  Change in unrealized gain (loss)
     on investments .............................       -              -               -               -
                                                    -----      ---------      ----------      ----------
     Net gain (loss) on investments .............       -              -               -               -
                                                    -----      ---------      ----------      ----------
  Reinvested capital gains ......................       -              -               -               -
                                                    -----      ---------      ----------      ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $   -              -               -               -
                                                    =====      =========      ==========      ==========


                                                    WRSmCap     WPValue         WPIntEq        WPGPVenCp
Investment activity:
  Reinvested dividends ..........................       -        219,420         146,735               -
  Mortality and expense risk charges (note 2) ...       -       (204,367)       (339,607)       (217,797)
                                                    -----    -----------    ------------     -----------
     Net investment activity ....................       -         15,053        (192,872)       (217,797)
                                                    -----    -----------    ------------     -----------

  Proceeds from mutual funds shares sold ........       -     13,471,734     360,129,112      34,970,586
  Cost of mutual fund shares sold ...............       -    (13,215,228)   (363,209,282)    (29,890,289)
                                                    -----    -----------    ------------     -----------
     Realized gain (loss) on investments ........       -        256,506      (3,080,170)      5,080,297
  Change in unrealized gain (loss)
     on investments .............................       -      1,010,977      (6,782,621)    (10,957,173)
                                                    -----    -----------    ------------     -----------
     Net gain (loss) on investments .............       -      1,267,483      (9,862,791)     (5,876,876)
                                                    -----    -----------    ------------     -----------
  Reinvested capital gains ......................       -        201,406       3,528,115       1,943,800
                                                    -----    -----------    ------------     -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......       -      1,483,942      (6,527,548)     (4,150,873)
                                                    =====    ===========    ============     ===========



See accompanying notes to financial statements.
--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2000 and 1999


                                                           Total                                   ACVPIncGr
                                                   2000                   1999               2000                1999
Investment activity:
  Net investment income ................   $     41,773,607          24,303,288          (1,209,796)         (1,014,095)
  Realized gain (loss) on investments ..         30,356,395          85,415,650             930,001           1,458,548
  Change in unrealized gain (loss)
     on investments ....................     (1,781,902,249)        529,140,404         (25,836,925)         18,056,144
  Reinvested capital gains .............        605,527,710         115,192,705                   -                   -
                                           ----------------       -------------         -----------         -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (1,104,244,537)        754,052,047         (26,116,720)         18,500,597
                                           ----------------       -------------         -----------         -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................      6,126,593,729       3,413,685,206         114,866,482          95,493,563
  Transfers between funds ..............                  -                   -          (7,158,659)          7,831,668
  Redemptions ..........................       (593,866,768)       (221,905,485)        (11,026,496)         (4,154,414)
  Annuity benefits .....................           (387,184)             (1,253)            (10,805)                  -
  Annual contract maintenance charges
     (note 2) ..........................           (200,831)                  -              (7,835)                  -
  Contingent deferred sales charges
     (note 2) ..........................        (10,261,819)         (4,399,205)           (212,538)            (78,156)
  Adjustments to maintain reserves .....         (9,306,361)            (62,185)             29,939              (3,119)
                                           ----------------       -------------         -----------         -----------
       Net equity transactions .........      5,512,570,766       3,187,317,078          96,480,088          99,089,542
                                           ----------------       -------------         -----------         -----------

Net change in contract owners' equity ..      4,408,326,229       3,941,369,125          70,363,368         117,590,139
Contract owners' equity beginning
  of period ............................      6,530,166,060       2,588,796,935         163,760,413          46,170,274
                                           ----------------       -------------         -----------         -----------
Contract owners' equity end of period ..   $ 10,938,492,289       6,530,166,060         234,123,781         163,760,413
                                           ================       =============         ===========         ===========


CHANGES IN UNITS:
  Beginning units ......................        465,965,599         221,242,846          10,793,179           3,531,124
                                           ----------------       -------------         -----------         -----------
  Units purchased ......................        877,382,518         504,539,677          11,012,024           9,128,009
  Units redeemed .......................       (488,431,694)       (259,816,924)         (4,151,108)         (1,865,954)
                                           ----------------       -------------         -----------         -----------
  Ending units .........................        854,916,423         465,965,599          17,654,095          10,793,179
                                           ================       =============         ===========         ===========


                                                           ACVPInt                                  ACVPValue
                                                   2000                1999                 2000                 1999
Investment activity:
  Net investment income ................         (2,687,763)           (948,065)            (91,030)            (77,590)
  Realized gain (loss) on investments ..         (5,002,607)         21,545,495          (3,059,290)           (689,158)
  Change in unrealized gain (loss)
     on investments ....................        (41,510,698)         46,969,672          14,273,281          (3,132,639)
  Reinvested capital gains .............          4,412,512                   -           1,263,708           2,152,580
                                           ----------------       -------------         -----------         -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................        (44,788,556)         67,567,102          12,386,669          (1,746,807)
                                           ----------------       -------------         -----------         -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................        171,600,796          64,810,675          32,022,673          20,132,932
  Transfers between funds ..............        (11,419,011)         13,920,028          17,720,480            (324,126)
  Redemptions ..........................        (14,208,058)         (3,040,821)         (3,330,296)         (1,325,735)
  Annuity benefits .....................             (1,304)                  -                   -                   -
  Annual contract maintenance charges
     (note 2) ..........................             (2,429)                  -                (393)                  -
  Contingent deferred sales charges
     (note 2) ..........................           (276,499)            (57,293)            (62,387)            (31,100)
  Adjustments to maintain reserves .....             17,235               3,134              83,061                (221)
                                           ----------------       -------------         -----------         -----------
       Net equity transactions .........        145,710,730          75,635,723          46,433,138          18,451,750
                                           ----------------       -------------         -----------         -----------

Net change in contract owners' equity ..        100,922,174         143,202,825          58,819,807          16,704,943
Contract owners' equity beginning
  of period ............................        195,444,988          52,242,163          38,355,932          21,650,989
                                           ----------------       -------------         -----------         -----------
Contract owners' equity end of period ..        296,367,162         195,444,988          97,175,739          38,355,932
                                           ================       =============         ===========         ===========


CHANGES IN UNITS:
  Beginning units ......................         10,249,666           4,403,484           3,621,109           2,025,790
                                           ----------------       -------------         -----------         -----------
  Units purchased ......................         10,015,585          25,184,965          13,398,790           3,327,972
  Units redeemed .......................         (1,307,393)        (19,338,783)         (9,260,998)         (1,732,653)
                                           ----------------       -------------         -----------         -----------
  Ending units .........................         18,957,858          10,249,666           7,758,901           3,621,109
                                           ================       =============         ===========         ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                         DrySRGro                           DryStkIx
                                                 2000              1999             2000                1999
Investment activity:
  Net investment income ................   $     (298,852)         (854,255)         (723,226)        1,159,244
  Realized gain (loss) on investments ..          167,043           737,163         9,409,544         2,518,860
  Change in unrealized gain (loss)
     on investments ....................      (37,295,339)       21,902,824      (160,748,036)      103,762,225
  Reinvested capital gains .............                -         5,506,089        19,988,077         6,286,659
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (37,427,148)       27,291,821      (132,073,641)      113,726,988
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................      161,412,256        88,613,989       552,164,395       474,442,086
  Transfers between funds ..............       12,434,467        15,489,812       (30,707,971)       54,840,182
  Redemptions ..........................      (14,088,350)       (3,496,257)      (67,406,606)      (24,356,262)
  Annuity benefits .....................          (15,894)                -           (60,355)                -
  Annual contract maintenance charges
     (note 2) ..........................          (22,766)                -           (43,549)                -
  Contingent deferred sales charges
     (note 2) ..........................         (283,845)          (62,705)       (1,282,750)         (501,167)
  Adjustments to maintain reserves .....          (25,618)             (233)            3,064               827
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........      159,410,250       100,544,606       452,666,228       504,425,666
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..      121,983,102       127,836,427       320,592,587       618,152,654
Contract owners' equity beginning
  of period ............................      166,642,026        38,805,599       929,607,317       311,454,663
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..   $  288,625,128       166,642,026     1,250,199,904       929,607,317
                                           ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ......................        9,959,872         2,978,393        59,725,015        23,720,922
                                           --------------    --------------    --------------    --------------
  Units purchased ......................       13,114,341         8,790,843        57,688,534        48,213,520
  Units redeemed .......................       (3,340,215)       (1,809,364)      (26,883,999)      (12,209,427)
                                           --------------    --------------    --------------    --------------
  Ending units .........................       19,733,998         9,959,872        90,529,550        59,725,015
                                           ==============    ==============    ==============    ==============

                                                       DryEuroEq                              DryAp
                                                2000              1999             2000                1999
Investment activity:
  Net investment income ................          (93,355)            1,857          (567,075)         (242,833)
  Realized gain (loss) on investments ..       (1,011,987)          116,825         3,885,737         1,407,988
  Change in unrealized gain (loss)
     on investments ....................          195,900           200,421        (9,163,752)        9,643,177
  Reinvested capital gains .............          465,237            20,286         1,997,656           612,835
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................         (444,205)          339,389        (3,847,434)       11,421,167
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       15,305,300           526,129        56,093,593       101,641,759
  Transfers between funds ..............        3,615,357         1,278,795       (28,587,786)         (277,522)
  Redemptions ..........................         (564,054)          (10,356)      (10,437,967)       (4,721,764)
  Annuity benefits .....................             (396)                -            (9,350)                -
  Annual contract maintenance charges
     (note 2) ..........................              (31)                -            (8,526)                -
  Contingent deferred sales charges
     (note 2) ..........................           (7,585)                -          (232,038)         (112,549)
  Adjustments to maintain reserves .....           (1,518)              (29)            5,161            (1,052)
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........       18,347,073         1,794,539        16,823,087        96,528,872
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..       17,902,868         2,133,928        12,975,653       107,950,039
Contract owners' equity beginning
  of period ............................        2,133,928                 -       165,362,029        57,411,990
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..       20,036,796         2,133,928       178,337,682       165,362,029
                                           ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units ......................          165,469                 -        11,442,779         4,345,651
                                           --------------    --------------    --------------    --------------
  Units purchased ......................        6,412,478           166,272         3,231,107        10,352,838
  Units redeemed .......................       (4,972,088)             (803)       (1,989,950)       (3,255,710)
                                           --------------    --------------    --------------    --------------
  Ending units .........................        1,605,859           165,469        12,683,936        11,442,779
                                           ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                      FedQualBd                           FidVIPEIS
                                                2000              1999               2000                1999
Investment activity:
  Net investment income ................   $     (191,541)          (19,926)        1,784,211           276,884
  Realized gain (loss) on investments ..          118,900               561        (2,992,995)          412,361
  Change in unrealized gain (loss)
     on investments ....................        3,607,712           (15,720)       10,955,127         1,517,647
  Reinvested capital gains .............                -                 -        23,074,503         6,899,485
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................        3,535,071           (35,085)       32,820,846         9,106,377
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       43,993,646         5,376,015       174,170,691       178,867,332
  Transfers between funds ..............       12,145,600         2,358,597       (29,077,665)       (7,116,225)
  Redemptions ..........................       (2,254,252)         (251,679)      (23,938,568)      (15,062,722)
  Annuity benefits .....................           (1,058)                -            (1,735)                -
  Annual contract maintenance charges
     (note 2) ..........................              (15)                -            (5,050)                -
  Contingent deferred sales charges
     (note 2) ..........................          (10,213)           (1,674)         (445,155)         (279,245)
  Adjustments to maintain reserves .....           14,029               757           (10,554)           (3,780)
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........       53,887,737         7,482,016       120,691,964       156,405,360
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..       57,422,808         7,446,931       153,512,810       165,511,737
Contract owners' equity beginning
  of period ............................        7,446,931                 -       362,084,796       196,573,059
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..   $   64,869,739         7,446,931       515,597,606       362,084,796
                                           ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units ......................          759,756                 -        30,054,428        17,214,676
                                           --------------    --------------    --------------    --------------
  Units purchased ......................        6,833,526           785,433        26,437,067        19,001,003
  Units redeemed .......................       (1,524,547)          (25,677)      (16,792,729)       (6,161,251)
                                           --------------    --------------    --------------    --------------
  Ending units .........................        6,068,735           759,756        39,698,766        30,054,428
                                           ==============    ==============    ==============    ==============


                                                        FidVIPGrS                          FidVIPHIS
                                                 2000              1999              2000               1999
Investment activity:
  Net investment income ................       (9,299,351)       (2,857,145)       10,773,494         8,524,706
  Realized gain (loss) on investments ..        9,889,705         5,074,750       (12,003,334)       (7,151,085)
  Change in unrealized gain (loss)
     on investments ....................     (223,848,501)       98,493,324       (47,739,384)        7,299,162
  Reinvested capital gains .............       73,816,434        15,475,451                 -           373,243
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (149,441,713)      116,186,380       (48,969,224)        9,046,026
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................      595,544,756       306,170,035        84,042,564        81,385,530
  Transfers between funds ..............       39,393,582        96,715,312       (45,395,916)       10,885,567
  Redemptions ..........................      (51,172,934)      (19,374,716)      (12,916,647)       (8,253,422)
  Annuity benefits .....................          (36,664)                -            (1,103)                -
  Annual contract maintenance charges
     (note 2) ..........................          (21,707)                -            (2,358)                -
  Contingent deferred sales charges
     (note 2) ..........................         (930,991)         (654,127)         (203,015)         (109,715)
  Adjustments to maintain reserves .....          (18,136)          (12,461)              583              (414)
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........      582,757,906       382,844,043        25,524,108        83,907,546
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..      433,316,193       499,030,423       (23,445,116)       92,953,572
Contract owners' equity beginning
  of period ............................      608,360,296       109,329,873       196,340,692       103,387,120
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..    1,041,676,489       608,360,296       172,895,576       196,340,692
                                           ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units ......................       32,663,000         7,899,480        18,906,184        10,786,671
                                           --------------    --------------    --------------    --------------
  Units purchased ......................       53,784,950        37,186,449        19,481,588        19,151,947
  Units redeemed .......................      (21,516,374)      (12,422,929)      (16,833,231)      (11,032,434)
                                           --------------    --------------    --------------    --------------
  Ending units .........................       64,931,576        32,663,000        21,554,541        18,906,184
                                           ==============    ==============    ==============    ==============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                      FidVIPOvS                         FidVIPConS
                                                2000             1999             2000              1999
Investment activity:
  Net investment income ................   $     155,316          (37,735)      (4,109,902)      (1,862,227)
  Realized gain (loss) on investments ..     (18,282,305)      11,318,460        3,622,126          280,432
  Change in unrealized gain (loss)
     on investments ....................     (11,652,447)      10,631,802     (102,500,793)      58,793,652
  Reinvested capital gains .............       9,430,441          691,619       56,635,936        5,159,836
                                           -------------    -------------    -------------     ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (20,348,995)      22,604,146      (46,352,633)      62,371,693
                                           -------------    -------------    -------------     ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................      70,114,178       31,661,483      279,920,230      210,779,869
  Transfers between funds ..............     (11,336,752)      13,663,206      (20,109,306)      32,806,150
  Redemptions ..........................      (5,797,870)      (1,724,410)     (27,709,617)      (9,615,920)
  Annuity benefits .....................         (12,741)               -          (16,590)               -
  Annual contract maintenance charges
     (note 2) ..........................            (647)               -          (17,553)               -
  Contingent deferred sales charges
     (note 2) ..........................         (82,326)         (34,214)        (571,546)        (187,997)
  Adjustments to maintain reserves .....          55,233           (5,141)         (80,970)          (1,122)
                                           -------------    -------------    -------------     ------------
       Net equity transactions .........      52,939,075       43,560,924      231,414,648      233,780,980
                                           -------------    -------------    -------------     ------------

Net change in contract owners' equity ..      32,590,080       66,165,070      185,062,015      296,152,673
Contract owners' equity beginning
  of period ............................      92,437,608       26,272,538      424,819,690      128,667,017
                                           -------------    -------------    -------------     ------------
Contract owners' equity end of period ..   $ 125,027,688       92,437,608      609,881,705      424,819,690
                                           =============    =============    =============     ============


CHANGES IN UNITS:
  Beginning units ......................       5,905,380        2,378,635       27,031,978       10,045,452
                                           -------------    -------------    -------------     ------------
  Units purchased ......................      76,402,686       19,618,300       24,701,756       21,082,656
  Units redeemed .......................     (72,446,597)     (16,091,555)      (9,542,894)      (4,096,130)
                                           -------------    -------------    -------------     ------------
  Ending units .........................       9,861,469        5,905,380       42,190,840       27,031,978
                                           =============    =============    =============     ============

                                                     FidVIPGrOpS                        JanCapAp
                                                2000             1999             2000          1999
Investment activity:
  Net investment income ................         452,743         (505,350)        (163,203)         -
  Realized gain (loss) on investments ..         581,523        2,824,087       (3,781,514)         -
  Change in unrealized gain (loss)
     on investments ....................     (51,769,543)         700,174      (76,377,132)         -
  Reinvested capital gains .............      12,702,709        2,093,404                -          -
                                           -------------    -------------    -------------     ------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (38,032,568)       5,112,315      (80,321,849)         -
                                           -------------    -------------    -------------     ------

Equity transactions:
  Purchase payments received from
     contract owners ...................      64,032,347      111,530,050      366,569,594          -
  Transfers between funds ..............     (44,904,154)      (2,530,648)     105,606,666          -
  Redemptions ..........................     (11,434,053)      (6,562,117)     (12,687,236)         -
  Annuity benefits .....................          (9,659)               -           (7,141)         -
  Annual contract maintenance charges
     (note 2) ..........................          (1,990)               -             (443)         -
  Contingent deferred sales charges
     (note 2) ..........................        (215,072)        (125,543)        (158,020)         -
  Adjustments to maintain reserves .....           9,299            2,854           32,580          -
                                           -------------    -------------    -------------     ------
       Net equity transactions .........       7,476,718      102,314,596      459,356,000          -
                                           -------------    -------------    -------------     ------

Net change in contract owners' equity ..     (30,555,850)     107,426,911      379,034,151          -
Contract owners' equity beginning
  of period ............................     208,028,456      100,601,545                -          -
                                           -------------    -------------    -------------     ------
Contract owners' equity end of period ..     177,472,606      208,028,456      379,034,151          -
                                           =============    =============    =============     ======


CHANGES IN UNITS:
  Beginning units ......................      15,778,837        7,846,207                -          -
                                           -------------    -------------    -------------     ------
  Units purchased ......................       7,812,251       12,878,863       41,344,136          -
  Units redeemed .......................      (7,064,114)      (4,946,233)      (1,338,310)         -
                                           -------------    -------------    -------------     ------
  Ending units .........................      16,526,974       15,778,837       40,005,826          -
                                           =============    =============    =============     ======



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                   JanGlobTech                JanInGro
                                                  2000       1999         2000        1999
Investment activity:
  Net investment income ................     $    (815,188)     -         8,212,948      -
  Realized gain (loss) on investments ..        (4,972,428)     -       (52,914,841)     -
  Change in unrealized gain (loss)
     on investments ....................      (110,898,324)     -       (22,742,452)     -
  Reinvested capital gains .............                 -      -                 -      -
                                             -------------    ---     -------------    ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (116,685,940)     -       (67,444,345)     -
                                             -------------    ---     -------------    ---

Equity transactions:
  Purchase payments received from
     contract owners ...................       256,863,272      -       285,820,460      -
  Transfers between funds ..............        95,852,810      -        80,274,764      -
  Redemptions ..........................        (9,789,744)     -        (8,224,464)     -
  Annuity benefits .....................            (7,779)     -            (7,985)     -
  Annual contract maintenance charges
     (note 2) ..........................              (612)     -              (419)     -
  Contingent deferred sales charges
     (note 2) ..........................          (158,536)     -           (96,809)     -
  Adjustments to maintain reserves .....            63,970      -           (19,437)     -
                                             -------------    ---     -------------    ---
       Net equity transactions .........       342,823,381      -       357,746,110      -
                                             -------------    ---     -------------    ---

Net change in contract owners' equity ..       226,137,441      -       290,301,765      -
Contract owners' equity beginning
  of period ............................                 -      -                 -      -
                                             -------------    ---     -------------    ---
Contract owners' equity end of period ..     $ 226,137,441      -       290,301,765      -
                                             =============    ===     =============    ===


CHANGES IN UNITS:
  Beginning units ......................                 -      -                 -      -
                                             -------------    ---     -------------      -
  Units purchased ......................        36,004,276      -        30,726,087      -
  Units redeemed .......................        (1,275,029)     -          (836,028)     -
                                             -------------    ---     -------------      -
  Ending units .........................        34,729,247      -        29,890,059      -
                                             =============    ===     =============    ===

                                                         MSEmMkt                           MSMidCapG
                                                  2000               1999               2000       1999
Investment activity:
  Net investment income ................         1,640,174            743,512            (21,581)     -
  Realized gain (loss) on investments ..           740,253           (278,354)           (73,641)     -
  Change in unrealized gain (loss)
     on investments ....................        (1,355,540)           798,575           (795,505)     -
  Reinvested capital gains .............                 -                  -             11,925      -
                                             -------------      -------------      -------------    ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................         1,024,887          1,263,733           (878,802)     -
                                             -------------      -------------      -------------    ---

Equity transactions:
  Purchase payments received from
     contract owners ...................         5,135,699          2,576,386          5,262,458      -
  Transfers between funds ..............         5,238,054           (170,498)         3,535,282      -
  Redemptions ..........................          (808,451)          (205,541)          (131,528)     -
  Annuity benefits .....................                 -                  -               (627)     -
  Annual contract maintenance charges
     (note 2) ..........................              (103)                 -                  -      -
  Contingent deferred sales charges
     (note 2) ..........................           (11,623)            (2,930)            (2,318)     -
  Adjustments to maintain reserves .....               327                  4               (111)     -
                                             -------------      -------------      -------------    ---
       Net equity transactions .........         9,553,903          2,197,421          8,663,156      -
                                             -------------      -------------      -------------    ---

Net change in contract owners' equity ..        10,578,790          3,461,154          7,784,354      -
Contract owners' equity beginning
  of period ............................         6,712,494          3,251,340                  -      -
                                             -------------      -------------      -------------    ---
Contract owners' equity end of period ..        17,291,284          6,712,494          7,784,354      -
                                             =============      =============      =============      =


CHANGES IN UNITS:
  Beginning units ......................           665,922            439,302                  -      -
                                             -------------      -------------      -------------    ---
  Units purchased ......................           929,343          1,073,867            849,514      -
  Units redeemed .......................          (190,992)          (847,247)           (20,222)     -
                                             -------------      -------------      -------------    ---
  Ending units .........................         1,404,273            665,922            829,292      -
                                             =============      =============      =============    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                         MSUSRE                              NSATBal
                                                 2000               1999              2000              1999
Investment activity:
  Net investment income ................     $ 12,602,563           981,436         1,612,010         1,534,982
  Realized gain (loss) on investments ..        2,801,333        (1,291,147)         (233,045)           46,794
  Change in unrealized gain (loss)
     on investments ....................        2,954,436          (722,279)       (3,168,340)       (2,325,487)
  Reinvested capital gains .............          319,950                 -                 -            10,762
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       18,678,282        (1,031,990)       (1,789,375)         (732,949)
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       20,826,430         8,349,713        46,546,340        40,680,546
  Transfers between funds ..............       16,556,157        (3,211,414)       (7,981,627)       (2,694,018)
  Redemptions ..........................       (1,793,241)         (943,773)       (5,941,381)       (2,544,229)
  Annuity benefits .....................                -                 -              (560)                -
  Annual contract maintenance charges
     (note 2) ..........................             (120)                -            (1,164)                -
  Contingent deferred sales charges
     (note 2) ..........................          (26,471)          (21,748)         (106,034)          (32,122)
  Adjustments to maintain reserves .....       (9,786,882)             (165)            5,006            44,627
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........       25,775,873         4,172,613        32,520,580        35,454,804
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity ..       44,454,155         3,140,623        30,731,205        34,721,855
Contract owners' equity beginning
  of period ............................       21,151,811        18,011,188        73,894,926        39,173,071
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..     $ 65,605,966        21,151,811       104,626,131        73,894,926
                                             ============      ============      ============      ============


CHANGES IN UNITS:
  Beginning units ......................        2,410,128         1,990,027         6,828,549         3,613,585
                                             ------------      ------------      ------------      ------------
  Units purchased ......................        9,646,859         2,127,935         5,628,778         4,333,511
  Units redeemed .......................       (6,372,355)       (1,707,834)       (2,617,120)       (1,118,547)
                                             ------------      ------------      ------------      ------------
  Ending units .........................        5,684,632         2,410,128         9,840,207         6,828,549
                                             ============      ============      ============      ============


                                                        NSATCapAp                       NSATEmMkt
                                                  2000             1999             2000        1999
Investment activity:
  Net investment income ................       (2,532,457)         (893,159)             (879)     -
  Realized gain (loss) on investments ..       (2,121,865)        3,118,604           (87,888)     -
  Change in unrealized gain (loss)
     on investments ....................     (136,041,722)      (18,009,623)              326      -
  Reinvested capital gains .............       52,248,895        22,036,681                 -      -
                                             ------------      ------------      ------------   ----
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (88,447,149)        6,252,503           (88,441)     -
                                             ------------      ------------      ------------   ----

Equity transactions:
  Purchase payments received from
     contract owners ...................       70,219,052       186,868,647            67,486      -
  Transfers between funds ..............      (73,437,312)      (33,840,307)          127,309      -
  Redemptions ..........................      (17,516,902)      (12,585,838)           (1,578)     -
  Annuity benefits .....................          (14,847)                -                 -      -
  Annual contract maintenance charges
     (note 2) ..........................          (11,435)                -                 -      -
  Contingent deferred sales charges
     (note 2) ..........................         (425,092)         (275,367)                -      -
  Adjustments to maintain reserves .....           24,576           (12,885)               91      -
                                             ------------      ------------      ------------   ----
       Net equity transactions .........      (21,161,960)      140,154,250           193,308      -
                                             ------------      ------------      ------------   ----

Net change in contract owners' equity ..     (109,609,109)      146,406,753           104,867      -
Contract owners' equity beginning
  of period ............................      341,934,234       195,527,481                 -      -
                                             ------------      ------------      ------------   ----
Contract owners' equity end of period ..      232,325,125       341,934,234           104,867      -
                                             ============      ============      ============   ====


CHANGES IN UNITS:
  Beginning units ......................       24,935,324        14,630,149                 -      -
                                             ------------      ------------      ------------   ----
  Units purchased ......................       12,426,701        17,295,891            12,904      -
  Units redeemed .......................      (13,939,019)       (6,990,716)             (288)     -
                                             ------------      ------------      ------------   ----
  Ending units .........................       23,423,006        24,935,324            12,616      -
                                             ============      ============      ============   ====


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                        NSATEqInc                      NSATGlobTC
                                                  2000              1999              2000      1999
Investment activity:
  Net investment income ................     $    (49,646)         (119,626)          (13,870)     -
  Realized gain (loss) on investments ..          350,587           128,839        (1,057,526)     -
  Change in unrealized gain (loss)
     on investments ....................       (7,052,261)        3,294,853        (1,360,035)     -
  Reinvested capital gains .............                -            10,580           114,212      -
                                             ------------       -----------        ----------   ----
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (6,751,320)        3,314,646        (2,317,219)     -
                                             ------------       -----------        ----------   ----

Equity transactions:
  Purchase payments received from
     contract owners ...................       30,102,882        10,827,322         2,276,687      -
  Transfers between funds ..............        3,858,095         1,031,331         5,889,821      -
  Redemptions ..........................       (2,736,832)       (1,057,143)          (62,719)     -
  Annuity benefits .....................           (1,665)                -                 -      -
  Annual contract maintenance charges
     (note 2) ..........................             (186)                -               (26)     -
  Contingent deferred sales charges
     (note 2) ..........................          (40,522)          (20,478)              (82)     -
  Adjustments to maintain reserves .....            2,432               (31)         (214,515)     -
                                             ------------       -----------        ----------   ----
       Net equity transactions .........       31,184,204        10,781,001         7,889,166      -
                                             ------------       -----------        ----------   ----

Net change in contract owners' equity ..       24,432,884        14,095,647         5,571,947      -
Contract owners' equity beginning
  of period ............................       26,887,620        12,791,973                 -      -
                                             ------------       -----------        ----------   ----
Contract owners' equity end of period ..     $ 51,320,504        26,887,620         5,571,947      -
                                             ============       ===========        ==========   ====


CHANGES IN UNITS:
  Beginning units ......................        1,974,337         1,104,160                 -      -
                                             ------------       -----------        ----------   ----
  Units purchased ......................        3,006,832         1,082,834           896,490      -
  Units redeemed .......................         (726,894)         (212,657)          (23,407)     -
                                             ------------       -----------        ----------   ----
  Ending units .........................        4,254,275         1,974,337           873,083      -
                                             ============       ===========        ==========   ====


                                                        NSATGvtBd                        NSATGrFoc
                                                2000                1999              2000      1999

Investment activity:
  Net investment income ................       13,853,129         9,200,297            (4,841)     -
  Realized gain (loss) on investments ..       (2,858,471)         (512,129)         (505,621)     -
  Change in unrealized gain (loss)
     on investments ....................       19,607,075       (15,046,720)         (256,200)     -
  Reinvested capital gains .............                -           458,147                 -      -
                                             ------------        ----------         ---------   ----
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       30,601,733        (5,900,405)         (766,662)     -
                                             ------------        ----------         ---------   ----

Equity transactions:
  Purchase payments received from
     contract owners ...................      103,503,151       155,714,369           443,630      -
  Transfers between funds ..............      (10,659,484)      (31,118,681)        2,215,215      -
  Redemptions ..........................      (19,065,772)      (12,549,617)           (3,456)     -
  Annuity benefits .....................           (5,111)                -                 -      -
  Annual contract maintenance charges
     (note 2) ..........................           (2,531)                -                (7)     -
  Contingent deferred sales charges
     (note 2) ..........................         (301,999)         (152,236)                -      -
  Adjustments to maintain reserves .....           10,440            (5,324)           (5,269)     -
                                             ------------        ----------         ---------   ----
       Net equity transactions .........       73,478,694       111,888,511         2,650,113      -
                                             ------------        ----------         ---------   ----

Net change in contract owners' equity ..      104,080,427       105,988,106         1,883,451      -
Contract owners' equity beginning
  of period ............................      241,727,767       135,739,661                 -      -
                                             ------------        ----------         ---------   ----
Contract owners' equity end of period ..      345,808,194       241,727,767         1,883,451      -
                                             ============        ==========         =========   ====


CHANGES IN UNITS:
  Beginning units ......................       23,054,706        12,410,863                 -      -
                                             ------------        ----------         ---------   ----
  Units purchased ......................       22,268,670        21,453,996           304,546      -
  Units redeemed .......................      (15,244,412)      (10,810,153)           (2,336)     -
                                             ------------        ----------         ---------   ----
  Ending units .........................       30,078,964        23,054,706           302,210      -
                                             ============        ==========         =========   ====

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                        NSATHIncBd                       NSATIntGr
                                                  2000               1999               2000     1999
Investment activity:
  Net investment income ................     $  4,850,542         3,317,386            (1,346)     -
  Realized gain (loss) on investments ..         (535,934)         (774,018)          (45,487)     -
  Change in unrealized gain (loss)
     on investments ....................       (9,518,647)       (1,931,626)            6,563      -
  Reinvested capital gains .............                -            20,477                 -      -
                                             ------------        ----------           -------    ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (5,204,039)          632,219           (40,270)     -
                                             ------------        ----------           -------    ---

Equity transactions:
  Purchase payments received from
     contract owners ...................       21,514,941        26,877,564            70,191      -
  Transfers between funds ..............       (7,075,558)       (4,776,516)          375,299      -
  Redemptions ..........................       (3,805,183)       (2,757,819)           (1,782)     -
  Annuity benefits .....................           (1,285)                -                 -      -
  Annual contract maintenance charges
     (note 2) ..........................             (168)                -                 -      -
  Contingent deferred sales charges
     (note 2) ..........................          (67,776)          (38,131)                -      -
  Adjustments to maintain reserves .....              781             1,005                (6)     -
                                             ------------        ----------           -------    ---
       Net equity transactions .........       10,565,752        19,306,103           443,702      -
                                             ------------        ----------           -------    ---

Net change in contract owners' equity ..        5,361,713        19,938,322           403,432      -
Contract owners' equity beginning
  of period ............................       49,937,862        29,999,540                 -      -
                                             ------------        ----------           -------    ---
Contract owners' equity end of period ..     $ 55,299,575        49,937,862           403,432      -
                                             ============        ==========           =======    ===


CHANGES IN UNITS:
  Beginning units ......................        4,575,209         2,804,271                 -      -
                                             ------------        ----------           -------    ---
  Units purchased ......................        2,845,681         4,585,277            44,989      -
  Units redeemed .......................       (1,813,088)       (2,814,339)           (1,087)     -
                                             ------------        ----------           -------    ---
  Ending units .........................        5,607,802         4,575,209            43,902      -
                                             ============        ==========           =======    ===

                                                         NSATMidCapIx                     NSATMyMkt
                                                    2000             1999           2000               1999
Investment activity:
  Net investment income ................         (112,841)          (73,903)       25,289,928        10,990,355
  Realized gain (loss) on investments ..        2,312,155            92,868                 -                 -
  Change in unrealized gain (loss)
     on investments ....................       (1,917,919)        1,139,778                 -                 -
  Reinvested capital gains .............        3,108,525           906,636                 -                 -
                                              -----------        ----------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................        3,389,920         2,065,379        25,289,928        10,990,355
                                              -----------        ----------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       45,272,742         5,311,828       838,515,011       513,201,591
  Transfers between funds ..............       28,498,331           629,075      (388,293,928)     (270,070,521)
  Redemptions ..........................       (2,716,542)         (506,127)      (95,747,059)      (35,394,012)
  Annuity benefits .....................           (9,335)                -           (74,157)                -
  Annual contract maintenance charges
     (note 2) ..........................             (360)                -            (1,911)                -
  Contingent deferred sales charges
     (note 2) ..........................          (31,752)           (6,847)       (1,108,426)         (569,286)
  Adjustments to maintain reserves .....           48,319             4,046           (67,852)           66,186
                                              -----------        ----------      ------------      ------------
       Net equity transactions .........       71,061,403         5,431,975       353,221,678       207,233,958
                                              -----------        ----------      ------------      ------------

Net change in contract owners' equity ..       74,451,323         7,497,354       378,511,606       218,224,313
Contract owners' equity beginning
  of period ............................       14,741,415         7,244,061       409,535,675       191,311,362
                                              -----------        ----------      ------------      ------------
Contract owners' equity end of period ..       89,192,738        14,741,415       788,047,281       409,535,675
                                              ===========        ==========      ============      ============


CHANGES IN UNITS:
  Beginning units ......................        1,114,320           663,437        37,954,711        18,220,141
                                              -----------        ----------      ------------      ------------
  Units purchased ......................        7,024,346           489,142        85,241,760        86,544,584
  Units redeemed .......................       (2,453,430)          (38,259)      (52,561,594)      (66,810,014)
                                              -----------        ----------      ------------      ------------
  Ending units .........................        5,685,236         1,114,320        70,634,877        37,954,711
                                              ===========        ==========      ============      ============



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                       NSATMSecBd                          NSATGlob50
                                                  2000             1999              2000               1999
Investment activity:
  Net investment income ................     $  4,209,889         2,584,713           (90,152)         (159,547)
  Realized gain (loss) on investments ..       (1,416,193)         (213,719)        1,960,625           124,867
  Change in unrealized gain (loss)
     on investments ....................          864,606        (1,852,549)       (9,742,003)        4,354,472
  Reinvested capital gains .............                -                 -         1,639,194         1,182,461
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................        3,658,302           518,445        (6,232,336)        5,502,253
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       32,251,061        27,508,026        18,603,078        15,224,818
  Transfers between funds ..............        3,587,916        (1,144,670)       (2,725,632)        2,201,223
  Redemptions ..........................       (4,353,022)       (2,473,128)       (2,059,534)         (854,333)
  Annuity benefits .....................              (86)                -              (216)                -
  Annual contract maintenance charges
     (note 2) ..........................             (161)                -              (480)                -
  Contingent deferred sales charges
     (note 2) ..........................          (75,160)          (41,232)          (39,284)           (8,941)
  Adjustments to maintain reserves .....              900              (217)          (17,045)            8,686
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........       31,411,448        23,848,779        13,760,887        16,571,453
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity ..       35,069,750        24,367,224         7,528,551        22,073,706
Contract owners' equity beginning
  of period ............................       59,321,062        34,953,838        37,100,378        15,026,672
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..     $ 94,390,812        59,321,062        44,628,929        37,100,378
                                             ============      ============      ============      ============



CHANGES IN UNITS:
  Beginning units ......................        5,745,755         3,410,266         2,562,069         1,260,859
                                             ------------      ------------      ------------      ------------
  Units purchased ......................        6,111,981         3,684,715         5,284,856         1,645,648
  Units redeemed .......................       (3,116,153)       (1,349,226)       (4,293,005)         (344,438)
                                             ------------      ------------      ------------      ------------
  Ending units .........................        8,741,583         5,745,755         3,553,920         2,562,069
                                             ============      ============      ============      ============

                                                         NSATSmCapG                         NSATSmCapV
                                                  2000              1999             2000              1999
Investment activity:
  Net investment income ................         (517,795)          (17,275)       (1,092,180)         (447,536)
  Realized gain (loss) on investments ..        1,286,394           573,462         2,335,897         2,444,930
  Change in unrealized gain (loss)
     on investments ....................      (17,955,941)        3,274,222       (21,605,961)       (2,252,934)
  Reinvested capital gains .............          775,379           510,845        26,714,354        11,306,131
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (16,411,963)        4,341,254         6,352,110        11,050,591
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       56,497,245         3,532,204        49,089,651        25,899,735
  Transfers between funds ..............       17,777,370         6,524,803        20,945,489         3,995,622
  Redemptions ..........................       (2,316,123)          (67,415)       (5,373,726)       (1,693,497)
  Annuity benefits .....................             (390)                -            (1,088)                -
  Annual contract maintenance charges
     (note 2) ..........................             (290)                -            (2,433)                -
  Contingent deferred sales charges
     (note 2) ..........................          (40,581)             (334)         (109,546)          (30,984)
  Adjustments to maintain reserves .....           27,418           (77,860)            2,838            16,893
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........       71,944,649         9,911,398        64,551,185        28,187,769
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity ..       55,532,686        14,252,652        70,903,295        39,238,360
Contract owners' equity beginning
  of period ............................       14,252,652                 -        68,966,903        29,728,543
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..       69,785,338        14,252,652       139,870,198        68,966,903
                                             ============      ============      ============      ============


CHANGES IN UNITS:
  Beginning units ......................          599,267                 -         5,606,043         3,150,456
                                             ------------      ------------      ------------      ------------
  Units purchased ......................        7,121,558           602,102        14,392,825         6,906,463
  Units redeemed .......................       (3,685,549)           (2,835)      (10,161,957)       (4,450,876)
                                             ------------      ------------      ------------      ------------
  Ending units .........................        4,035,276           599,267         9,836,911         5,606,043
                                             ============      ============      ============      ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                           NSATSmCo                             NSATStrVal
                                                   2000               1999              2000              1999
Investment activity:
  Net investment income ................     $  (1,852,079)          (590,685)           (20,996)           (21,455)
  Realized gain (loss) on investments ..        14,652,717          8,555,188            152,087           (498,979)
  Change in unrealized gain (loss)
     on investments ....................       (43,187,481)        15,852,354          1,229,421           (536,035)
  Reinvested capital gains .............        39,062,828          4,052,068                  -            422,281
                                             -------------      -------------      -------------      -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................         8,675,985         27,868,925          1,360,512           (634,188)
                                             -------------      -------------      -------------      -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       105,158,467         28,999,047          7,016,204          5,369,174
  Transfers between funds ..............        24,480,147          4,674,356            474,872         (3,499,556)
  Redemptions ..........................       (13,005,490)        (2,442,726)        (1,046,662)          (549,563)
  Annuity benefits .....................            (3,070)                 -                  -                  -
  Annual contract maintenance charges
     (note 2) ..........................            (1,512)                 -               (123)                 -
  Contingent deferred sales charges
     (note 2) ..........................          (166,521)           (58,681)           (18,088)           (11,600)
  Adjustments to maintain reserves .....            29,330                967                399               (138)
                                             -------------      -------------      -------------      -------------
       Net equity transactions .........       116,491,351         31,172,963          6,426,602          1,308,317
                                             -------------      -------------      -------------      -------------

Net change in contract owners' equity ..       125,167,336         59,041,888          7,787,114            674,129
Contract owners' equity beginning
  of period ............................       102,053,313         43,011,425         14,280,866         13,606,737
                                             -------------      -------------      -------------      -------------
Contract owners' equity end of period ..     $ 227,220,649        102,053,313         22,067,980         14,280,866
                                             =============      =============      =============      =============



CHANGES IN UNITS:
  Beginning units ......................         7,226,898          4,472,890          1,453,494          1,348,528
                                             -------------      -------------      -------------      -------------
  Units purchased ......................        31,180,668         13,324,101          3,766,431            932,608
  Units redeemed .......................       (24,049,320)       (10,570,093)        (3,174,789)          (827,642)
                                             -------------      -------------      -------------      -------------
  Ending units .........................        14,358,246          7,226,898          2,045,136          1,453,494
                                             =============      =============      =============      =============


                                                          NSATStMidCp                           NSATTotRe
                                                    2000              1999              2000                1999
Investment activity:
  Net investment income ................        (1,850,520)          (279,828)        (1,881,426)        (1,332,844)
  Realized gain (loss) on investments ..        20,409,266          1,867,118          2,225,351            738,485
  Change in unrealized gain (loss)
     on investments ....................       (68,420,907)        18,826,217       (228,097,732)         2,068,214
  Reinvested capital gains .............         7,110,947          4,290,875        207,299,915         18,733,710
                                             -------------      -------------      -------------      -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (42,751,214)        24,704,382        (20,453,892)        20,207,565
                                             -------------      -------------      -------------      -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       108,458,682         22,842,076        180,515,782        236,961,792
  Transfers between funds ..............        32,261,262         32,390,564        (72,738,625)       (11,925,544)
  Redemptions ..........................       (10,028,767)        (1,318,965)       (34,074,138)       (20,433,946)
  Annuity benefits .....................              (354)                 -            (33,789)            (1,253)
  Annual contract maintenance charges
     (note 2) ..........................            (2,714)                 -            (16,888)                 -
  Contingent deferred sales charges
     (note 2) ..........................          (186,187)           (31,712)          (681,599)          (403,251)
  Adjustments to maintain reserves .....            52,422                881             53,083                (74)
                                             -------------      -------------      -------------      -------------
       Net equity transactions .........       130,554,344         53,882,844         73,023,826        204,197,724
                                             -------------      -------------      -------------      -------------

Net change in contract owners' equity ..        87,803,130         78,587,226         52,569,934        224,405,289
Contract owners' equity beginning
  of period ............................        87,324,702          8,737,476        510,286,583        285,881,294
                                             -------------      -------------      -------------      -------------
Contract owners' equity end of period ..       175,127,832         87,324,702        562,856,517        510,286,583
                                             =============      =============      =============      =============


CHANGES IN UNITS:
  Beginning units ......................         4,077,931            754,465         40,239,354         23,870,943
                                             -------------      -------------      -------------      -------------
  Units purchased ......................        13,730,696          4,847,563         18,674,436         22,708,822
  Units redeemed .......................        (8,214,116)        (1,524,097)       (13,089,402)        (6,340,411)
                                             -------------      -------------      -------------      -------------
  Ending units .........................         9,594,511          4,077,931         45,824,388         40,239,354
                                             =============      =============      =============      =============



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999


                                                        NBAMTGuard                         NBAMTMCGr
                                                 2000                1999            2000               1999
Investment activity:
  Net investment income ................     $   (385,982)         (372,457)       (2,509,235)         (486,685)
  Realized gain (loss) on investments ..        2,154,241           372,448        33,439,981         1,518,122
  Change in unrealized gain (loss)
     on investments ....................       (2,906,624)        5,598,352       (79,901,703)       29,692,933
  Reinvested capital gains .............                -                 -            56,886           854,495
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (1,138,365)        5,598,343       (48,914,071)       31,578,865
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       27,129,554        30,029,433       168,420,408        39,386,252
  Transfers between funds ..............       (3,783,997)       (1,195,248)       73,327,761         6,571,008
  Redemptions ..........................       (4,313,697)       (1,949,424)      (11,550,909)       (1,774,431)
  Annuity benefits .....................              (52)                -            (1,173)                -
  Annual contract maintenance charges
     (note 2) ..........................           (1,801)                -            (3,482)                -
  Contingent deferred sales charges
     (note 2) ..........................          (87,584)          (43,794)         (226,747)          (37,463)
  Adjustments to maintain reserves .....            1,705              (171)           23,759               623
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........       18,944,128        26,840,796       229,989,617        44,145,989
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity ..       17,805,763        32,439,139       181,075,546        75,724,854
Contract owners' equity beginning
  of period ............................       64,797,339        32,358,200       104,083,991        28,359,137
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..     $ 82,603,102        64,797,339       285,159,537       104,083,991
                                             ============      ============      ============      ============


CHANGES IN UNITS:
  Beginning units ......................        4,217,877         2,362,938         4,329,553         1,757,462
                                             ------------      ------------      ------------      ------------
  Units purchased ......................        3,709,554         3,787,810        20,856,272         4,275,092
  Units redeemed .......................       (2,490,099)       (1,932,871)      (11,606,669)       (1,703,001)
                                             ------------      ------------      ------------      ------------
  Ending units .........................        5,437,332         4,217,877        13,579,156         4,329,553
                                             ============      ============      ============      ============


                                                          NBAMTPart                          OppAggGro
                                                   2000              1999             2000             1999
Investment activity:
  Net investment income ................         (275,054)          147,869        (3,913,210)         (562,098)
  Realized gain (loss) on investments ..       (9,900,668)       (1,322,749)       42,923,233        12,676,113
  Change in unrealized gain (loss)
     on investments ....................      (10,212,756)        5,530,836      (160,398,654)       36,427,451
  Reinvested capital gains .............       19,587,870         2,312,016         9,393,044                 -
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................         (800,608)        6,667,972      (111,995,587)       48,541,466
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       24,470,205        35,775,813       277,860,705        40,719,412
  Transfers between funds ..............      (24,469,876)      (18,685,095)      114,821,812        32,955,048
  Redemptions ..........................       (6,450,907)       (4,980,093)      (20,446,337)       (2,221,684)
  Annuity benefits .....................           (9,525)                -            (4,361)                -
  Annual contract maintenance charges
     (note 2) ..........................           (1,083)                -            (6,285)                -
  Contingent deferred sales charges
     (note 2) ..........................         (145,162)         (115,843)         (355,142)          (49,415)
  Adjustments to maintain reserves .....            1,309              (187)          333,361             1,821
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........       (6,605,039)       11,994,595       372,203,753        71,405,182
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity ..       (7,405,647)       18,662,567       260,208,166       119,946,648
Contract owners' equity beginning
  of period ............................      127,598,102       108,935,535       147,333,357        27,386,709
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..      120,192,455       127,598,102       407,541,523       147,333,357
                                             ============      ============      ============      ============


CHANGES IN UNITS:
  Beginning units ......................       11,409,549        10,417,952         7,360,962         2,580,872
                                             ------------      ------------      ------------      ------------
  Units purchased ......................        6,068,008         4,913,647        46,701,481        12,946,779
  Units redeemed .......................       (6,822,701)       (3,922,050)      (31,705,040)       (8,166,689)
                                             ------------      ------------      ------------      ------------
  Ending units .........................       10,654,856        11,409,549        22,357,403         7,360,962
                                             ============      ============      ============      ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                            OppCapAp                         OppGlSec
                                                   2000                1999               2000        1999
Investment activity:
  Net investment income ................     $  (3,231,202)          (683,120)          (174,028)       -
  Realized gain (loss) on investments ..         8,250,121            312,465         (1,319,208)       -
  Change in unrealized gain (loss)
     on investments ....................       (43,595,783)        36,882,889            965,928        -
  Reinvested capital gains .............        15,688,516          2,067,307                  -        -
                                             -------------      -------------      -------------      ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (22,888,348)        38,579,541           (527,308)       -
                                             -------------      -------------      -------------      ---

Equity transactions:
  Purchase payments received from
     contract owners ...................       231,537,703         69,998,087         31,183,252        -
  Transfers between funds ..............        74,229,626         26,275,783         16,826,032        -
  Redemptions ..........................       (17,385,622)        (3,288,357)          (804,240)       -
  Annuity benefits .....................           (19,985)                 -                  -        -
  Annual contract maintenance charges
     (note 2) ..........................            (5,821)                 -                (13)       -
  Contingent deferred sales charges
     (note 2) ..........................          (323,927)           (64,894)            (5,564)       -
  Adjustments to maintain reserves .....               240                822            (11,898)       -
                                             -------------      -------------      -------------      ---
       Net equity transactions .........       288,032,214         92,921,441         47,187,569        -
                                             -------------      -------------      -------------      ---

Net change in contract owners' equity ..       265,143,866        131,500,982         46,660,261        -
Contract owners' equity beginning
  of period ............................       172,841,601         41,340,619                  -        -
                                             -------------      -------------      -------------      ---
Contract owners' equity end of period ..     $ 437,985,467        172,841,601         46,660,261        -
                                             =============      =============      =============        =


CHANGES IN UNITS:
  Beginning units ......................        10,136,548          3,425,712                  -        -
                                             -------------      -------------      -------------      ---
  Units purchased ......................        22,430,510          8,314,887          4,401,618        -
  Units redeemed .......................        (6,942,481)        (1,604,051)          (107,953)       -
                                             -------------      -------------      -------------      ---
  Ending units .........................        25,624,577         10,136,548          4,293,665        -
                                             =============      =============      =============      ===


                                                             OppGrInc                         StOpp2
                                                   2000                 1999              2000        1999
Investment activity:
  Net investment income ................        (1,968,058)          (564,908)          (153,189)       -
  Realized gain (loss) on investments ..           232,890             24,142              7,962        -
  Change in unrealized gain (loss)
     on investments ....................       (39,536,083)        16,554,000         (3,825,916)       -
  Reinvested capital gains .............         8,795,854            432,510          4,138,882        -
                                             -------------      -------------      -------------      ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (32,475,397)        16,445,744            167,739        -
                                             -------------      -------------      -------------      ---

Equity transactions:
  Purchase payments received from
     contract owners ...................       217,074,469         71,680,449         27,138,606        -
  Transfers between funds ..............        18,802,247          5,709,038         12,948,247        -
  Redemptions ..........................       (14,068,592)        (3,803,771)          (932,160)       -
  Annuity benefits .....................            (2,903)                 -                  -        -
  Annual contract maintenance charges
     (note 2) ..........................            (2,461)                 -                (26)       -
  Contingent deferred sales charges
     (note 2) ..........................          (254,832)           (65,301)            (9,810)       -
  Adjustments to maintain reserves .....            14,700                129             10,203        -
                                             -------------      -------------      -------------      ---
       Net equity transactions .........       221,562,628         73,520,544         39,155,060        -
                                             -------------      -------------      -------------      ---

Net change in contract owners' equity ..       189,087,231         89,966,288         39,322,799        -
Contract owners' equity beginning
  of period ............................       141,609,841         51,643,553                  -        -
                                             -------------      -------------      -------------      ---
Contract owners' equity end of period ..       330,697,072        141,609,841         39,322,799        -
                                             =============      =============      =============      ===


CHANGES IN UNITS:
  Beginning units ......................        10,862,734          4,853,931                  -        -
                                             -------------      -------------      -------------      ---
  Units purchased ......................        19,858,161          7,605,657          3,818,203        -
  Units redeemed .......................        (3,680,576)        (1,596,854)          (122,718)       -
                                             -------------      -------------      -------------      ---
  Ending units .........................        27,040,319         10,862,734          3,695,485        -
                                             =============      =============      =============      ===



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                        VEWrldEMkt                           VEWrldHAs
                                                 2000               1999                2000              1999
Investment activity:
  Net investment income ................     $   (453,093)         (135,165)          (12,679)          (14,403)
  Realized gain (loss) on investments ..      (12,977,256)        5,300,821           406,143           461,137
  Change in unrealized gain (loss)
     on investments ....................       (7,305,424)        6,929,541           140,154           349,586
  Reinvested capital gains .............                -                 -                 -                 -
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (20,735,773)       12,095,197           533,618           796,320
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       27,480,100         8,623,115         3,261,390         2,392,796
  Transfers between funds ..............       (6,211,962)       10,280,791          (123,880)        1,791,654
  Redemptions ..........................       (2,808,900)       (1,025,890)         (679,660)         (245,453)
  Annuity benefits .....................           (2,046)                -                 -                 -
  Annual contract maintenance charges
     (note 2) ..........................             (484)                -               (49)                -
  Contingent deferred sales charges
     (note 2) ..........................          (62,042)          (32,807)          (18,309)           (1,862)
  Adjustments to maintain reserves .....           (2,093)              621            (5,728)                5
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........       18,392,573        17,845,830         2,433,764         3,937,140
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity...       (2,343,200)       29,941,027         2,967,382         4,733,460
Contract owners' equity beginning
  of period ............................       34,675,769         4,734,742         6,781,015         2,047,555
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..     $ 32,332,569        34,675,769         9,748,397         6,781,015
                                             ============      ============      ============      ============


CHANGES IN UNITS:
  Beginning units ......................        2,765,673           822,344           823,966           333,288
                                             ------------      ------------      ------------      ------------
  Units purchased ......................       17,715,204         8,409,367        10,364,644         5,860,191
  Units redeemed .......................      (16,573,236)       (6,466,038)      (10,163,132)       (5,369,513)
                                             ------------      ------------      ------------      ------------
  Ending units .........................        3,907,641         2,765,673         1,025,478           823,966
                                             ============      ============      ============      ============


                                                            VVIFDStk                          VVIFSmCoOpp
                                                   2000               1999             2000              1999

Investment activity:
  Net investment income ................          (12,312)            6,257             1,635             5,601
  Realized gain (loss) on investments ..           12,402            (3,231)            2,410               (19)
  Change in unrealized gain (loss)
     on investments ....................         (175,395)          164,023           347,726            11,787
  Reinvested capital gains .............                -                 -                 -                 -
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................         (175,305)          167,049           351,771            17,369
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................        9,389,168         3,821,737           636,057         1,359,026
  Transfers between funds ..............          105,125            65,984            12,611                 -
  Redemptions ..........................         (449,508)          (13,451)          (37,487)                -
  Annuity benefits .....................                -                 -                 -                 -
  Annual contract maintenance charges
     (note 2) ..........................                -                 -                 -                 -
  Contingent deferred sales charges
     (note 2) ..........................           (7,921)             (305)             (881)                -
  Adjustments to maintain reserves .....            1,740            (3,436)              (95)           (5,256)
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........        9,038,604         3,870,529           610,205         1,353,770
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity ..        8,863,299         4,037,578           961,976         1,371,139
Contract owners' equity beginning
  of period ............................        4,037,578                 -         1,371,139                 -
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..       12,900,877         4,037,578         2,333,115         1,371,139
                                             ============      ============      ============      ============


CHANGES IN UNITS:
  Beginning units ......................          300,754                 -            37,942                 -
                                             ------------      ------------      ------------      ------------
  Units purchased ......................          926,297           301,756            62,850            37,942
  Units redeemed .......................          (14,320)           (1,002)           (5,023)                -
                                             ------------      ------------      ------------      ------------
  Ending units .........................        1,212,731           300,754            95,769            37,942
                                             ============      ============      ============      ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                       VPInvQBd                WRAsStrat           WRBal               WRBond
                                                 2000           1999          2000    1999      2000   1999          2000   1999
Investment activity:
  Net investment income ................   $   111,574         29,637           -      -          -      -             -      -
  Realized gain (loss) on investments ..        (6,761)           (61)          -      -          -      -             -      -
  Change in unrealized gain (loss)
     on investments ....................        96,171        (32,432)          -      -          -      -             -      -
  Reinvested capital gains .............             -              -           -      -          -      -             -      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       200,984         (2,856)          -      -          -      -             -      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---

Equity transactions:
  Purchase payments received from
     contract owners ...................       741,639      1,758,972      19,237      -      4,870      -        12,107      -
  Transfers between funds ..............      (342,460)             -           -      -          -      -             -      -
  Redemptions ..........................       (72,548)        (1,445)          -      -          -      -             -      -
  Annuity benefits .....................             -              -           -      -          -      -             -      -
  Annual contract maintenance charges
     (note 2) ..........................             -              -           -      -          -      -             -      -
  Contingent deferred sales charges
     (note 2) ..........................        (2,123)           (43)          -      -          -      -             -      -
  Adjustments to maintain reserves .....           765        (22,296)          4      -          3      -             -      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---
       Net equity transactions .........       325,273      1,735,188      19,241      -      4,873      -        12,107      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---

Net change in contract owners' equity ..       526,257      1,732,332      19,241      -      4,873      -        12,107      -
Contract owners' equity beginning
  of period ............................     1,732,332              -           -      -          -      -             -      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---
Contract owners' equity end of period ..   $ 2,258,589      1,732,332      19,241      -      4,873      -        12,107      -
                                           ===========      =========      ======    ===      =====    ===        ======    ===


CHANGES IN UNITS:
  Beginning units ......................        73,535              -           -      -          -      -             -      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---
  Units purchased ......................        73,495         73,596       1,854      -        476      -         1,184      -
  Units redeemed .......................       (41,798)           (61)          -      -          -      -             -      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---
  Ending units .........................       105,232         73,535       1,854      -        476      -         1,184      -
                                           ===========      =========      ======    ===      =====    ===        ======    ===


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                WRCoreEq            WRGrowth           WRInt            WRSciTech
                                             2000      1999      2000     1999      2000    1999      2000    1999
Investment activity:
  Net investment income ................   $      -       -          -       -          -      -          -       -
  Realized gain (loss) on investments ..          -       -          -       -          -      -          -       -
  Change in unrealized gain (loss)
     on investments ....................          -       -          -       -          -      -          -       -
  Reinvested capital gains .............          -       -          -       -          -      -          -       -
                                           --------     ---     ------     ---      -----    ---      -----     ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................          -       -          -       -          -      -          -       -
                                           --------     ---     ------     ---      -----    ---      -----     ---

Equity transactions:
  Purchase payments received from
     contract owners ...................     20,217       -     14,253       -      2,614      -      5,891       -
  Transfers between funds ..............          -       -          -       -          -      -          -       -
  Redemptions ..........................          -       -          -       -          -      -          -       -
  Annuity benefits .....................          -       -          -       -          -      -          -       -
  Annual contract maintenance charges
     (note 2) ..........................          -       -          -       -          -      -          -       -
  Contingent deferred sales charges
     (note 2) ..........................          -       -          -       -          -      -          -       -
  Adjustments to maintain reserves .....         (7)      -         (3)      -          4      -         (3)      -
                                           --------     ---     ------     ---      -----    ---      -----     ---
       Net equity transactions .........     20,210       -     14,250       -      2,618      -      5,888       -
                                           --------     ---     ------     ---      -----    ---      -----     ---

Net change in contract owners' equity ..     20,210       -     14,250       -      2,618      -      5,888       -
Contract owners' equity beginning
  of period ............................          -       -          -       -          -      -          -       -
                                           --------     ---     ------     ---      -----    ---      -----     ---
Contract owners' equity end of period ..   $ 20,210       -     14,250       -      2,618      -      5,888       -
                                           ========     ===     ======     ===      =====    ===      =====     ===


CHANGES IN UNITS:
  Beginning units ......................          -       -          -       -          -      -          -       -
                                           --------     ---     ------     ---      -----    ---      -----     ---
  Units purchased ......................      1,979       -      1,408       -        258      -        607       -
  Units redeemed .......................          -       -          -       -          -      -          -       -
                                           --------     ---     ------     ---      -----    ---      -----     ---
  Ending units .........................      1,979       -      1,408       -        258      -        607       -
                                           ========     ===     ======     ===      =====    ===      =====     ===


NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                      WRSmCap                    WPValue
                                                 2000         1999         2000             1999
Investment activity:
  Net investment income ................     $         -         -          15,053           (4,056)
  Realized gain (loss) on investments ..               -         -         256,506          350,081
  Change in unrealized gain (loss)
     on investments ....................               -         -       1,010,977         (232,251)
  Reinvested capital gains .............               -         -         201,406          313,236
                                             -----------       ---      ----------       ----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................               -         -       1,483,942          427,010
                                             -----------       ---      ----------       ----------

Equity transactions:
  Purchase payments received from
     contract owners ...................           2,675         -       5,249,935        8,990,039
  Transfers between funds ..............               -         -      (2,809,252)      (3,279,579)
  Redemptions ..........................               -         -      (1,337,164)        (785,224)
  Annuity benefits .....................               -         -               -                -
  Annual contract maintenance charges
     (note 2) ..........................               -         -            (132)               -
  Contingent deferred sales charges
     (note 2) ..........................               -         -         (21,141)          (8,341)
  Adjustments to maintain reserves .....              (4)        -             851          (17,238)
                                             -----------       ---      ----------       ----------
       Net equity transactions .........           2,671         -       1,083,097        4,899,657
                                             -----------       ---      ----------       ----------

Net change in contract owners' equity ..           2,671         -       2,567,039        5,326,667
Contract owners' equity beginning
  of period ............................               -         -      18,422,359       13,095,692
                                             -----------       ---      ----------       ----------
Contract owners' equity end of period ..     $     2,671         -      20,989,398       18,422,359
                                             ===========       ===      ==========       ==========


CHANGES IN UNITS:
  Beginning units ......................               -         -       1,518,704        1,136,934
                                             -----------       ---      ----------       ----------
  Units purchased ......................             265         -       1,722,379        1,114,614
  Units redeemed .......................               -         -      (1,638,620)        (732,844)
                                             -----------       ---      ----------       ----------
  Ending units .........................             265         -       1,602,463        1,518,704
                                             ===========       ===      ==========       ==========


                                                        WPIntEq                          WPGPVenCp
                                                   2000          1999             2000               1999
Investment activity:
  Net investment income ................        (192,872)          78,565         (217,797)        (102,042)
  Realized gain (loss) on investments ..      (3,080,170)       9,376,742        5,080,297        2,371,543
  Change in unrealized gain (loss)
     on investments ....................      (6,782,621)       4,764,159      (10,957,173)       4,746,233
  Reinvested capital gains .............       3,528,115                -        1,943,800                -
                                            ------------      -----------      -----------      -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (6,527,548)      14,219,466       (4,150,873)       7,015,734
                                            ------------      -----------      -----------      -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................       2,083,400        7,668,878          971,171        3,304,912
  Transfers between funds ..............     (12,389,476)       5,802,849       (2,197,517)       5,171,722
  Redemptions ..........................      (1,997,216)      (1,105,825)        (954,721)        (382,170)
  Annuity benefits .....................               -                -                -                -
  Annual contract maintenance charges
     (note 2) ..........................            (110)               -             (149)               -
  Contingent deferred sales charges
     (note 2) ..........................         (47,525)         (28,643)         (24,723)          (9,129)
  Adjustments to maintain reserves .....             199          (44,309)              24               86
                                            ------------      -----------      -----------      -----------
       Net equity transactions .........     (12,350,728)      12,292,950       (2,205,915)       8,085,421
                                            ------------      -----------      -----------      -----------

Net change in contract owners' equity ..     (18,878,276)      26,512,416       (6,356,788)      15,101,155
Contract owners' equity beginning
  of period ............................      42,336,575       15,824,159       21,609,697        6,508,542
Contract owners' equity end of period ..      23,458,299       42,336,575       15,252,909       21,609,697
                                            ============      ===========      ===========      ===========


CHANGES IN UNITS:
  Beginning units ......................       2,784,067        1,604,386        1,263,066          626,200
                                            ------------      -----------      -----------      -----------
  Units purchased ......................      26,453,586       15,881,198        2,420,179        2,509,012
  Units redeemed .......................     (27,119,221)     (14,701,517)      (2,571,968)      (1,872,146)
                                            ------------      -----------      -----------      -----------
  Ending units .........................       2,118,432        2,784,067        1,111,277        1,263,066
                                            ============      ===========      ===========      ===========


See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT-9
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2000 AND 1999


1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International
                (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                Dreyfus IP - European Equity Portfolio (DryEuroEq)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio (DryAp)

              Federated Quality Bond Fund II (FedQualBd)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                (FidVIPEIS)
                Fidelity VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity VIP - High Income Portfolio - Service Class (FidVIPHIS) Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOvS)

              Portfolio of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPConS)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)

              Portfolios of the Janus Aspen Series;
                Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanCapAp)
                Janus Aspen Series - Global Technology Portfolio - Service Shares (JanGlobTech)
                Janus Aspen Series - International Growth Portfolio - Service Shares (JanInGro)
              Portfolios of the Morgan Stanley: The Universal Institutional Funds, Inc. - (Morgan Stanley: UIF);
                Morgan Stanley: UIF - Emerging Markets Debt Portfolio (MSEmMkt) Morgan Stanley: UIF - Mid Cap Growth Portfolio (MSMidCapG) Morgan Stanley: UIF - U.S. Real Estate Portfolio (MSUSRE)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund - J.P. Morgan (NSATBal) Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Emerging Markets Fund - Gartmore (NSATEmMkt) Nationwide SAT - Equity Income Fund - Federated (NSATEqInc) Nationwide SAT - Global Technology & Communications Fund - Gartmore (NSATGlobTC)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Growth Focus Fund - Turner (NSATGrFoc) Nationwide SAT - High Income Bond Fund - Federated (NSATHIncBd) Nationwide SAT - International Growth Fund - Gartmore (NSATIntGr)
                Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMidCapIx) Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMSecBd) Nationwide SAT - Nationwide Global 50 Fund (NSATGlob50) Nationwide SAT - Nationwide Small Cap Growth Fund (NSATSmCapG) Nationwide SAT - Nationwide Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Nationwide Small Company Fund (NSATSmCo) Nationwide SAT - Nationwide Strategic Value Fund (NSATStrVal) Nationwide SAT - Strong - Mid Cap Growth Fund (NSATStMidCp) Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger Berman Advisers Management Trust
                (Neuberger Berman AMT);
                Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
                Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
                  (formerly Oppenheimer VAF - Growth Fund)
                Oppenheimer Global Securities Fund/VA (OppGlSec)
                Oppenheimer Main Street Growth & Income Fund/VA (OppGrInc)
                  (formerly Oppenheimer VAF - Growth & Income Fund)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Victory Variable Insurance Funds (Victory VIF);
                Victory VIF - Diversified Stock Fund Class A Shares (VVIFDStk) Victory VIF - Small Company Opportunity Fund Class A Shares (VVIFSmCoOpp)

              Portfolio of the Victory Portfolios (Victory Portfolios);
                Victory Portfolios - Investment Quality Bond Fund Class A Shares (VPInvQBd)

              Portfolios of the Wadell & Reed: W & R Target Funds, Inc. -
              (W & R Target Funds);
                W & R Target Funds, Inc. - Asset Strategy Portfolio (WRAsStrat) W & R Target Funds, Inc. - Balanced Portfolio (WRBal)
                W & R Target Funds, Inc. - Bond Portfolio (WRBond)
                W & R Target Funds, Inc. - Core Equity Portfolio (WRCoreEq)
                W & R Target Funds, Inc. - Growth Portfolio (WRGrowth)
                W & R Target Funds, Inc. - International Portfolio (WRInt)
                W & R Target Funds, Inc. - Science & Technology Portfolio (WRSciTech)
                W & R Target Funds, Inc. - Small Cap Portfolio (WRSmCap)

                          NATIONWIDE VARIABLE ACCOUNT-9

                          NOTES TO FINANCIAL STATEMENTS


              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Global Post-Venture Capital Portfolio
               (WPGPVenCp)
                Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Value Portfolio (WPValue)

         At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) CALCULATION OF ANNUITY RESERVES

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     (a) Sales Charges

         The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge.

         On BOA Future, BOA V and BOA Choice contracts, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. On IVA contracts, the contingent deferred sales charge will not exceed 6% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on BOA Exclusive II contracts.

         No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     (b) Mortality and Expense Risk Charges

         The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation as follows:

         For the BOA Future contract, this charge ranges from an annual rate of .95% to a maximum of 2.70% if all permissible rider options are utilized. For this contract, the rider options include: (a) reduced purchase payment; (b) five year CDSC; (c) CDSC waiver; (d) death benefit; (e) guaranteed minimum income benefit and (f) purchase payment bonus ("Extra Value" or "EV").

         For the BOA Exclusive II contract, this charge ranges from an annual rate of 1.20% to a maximum of 1.90% if all permissible rider options are utilized. For this contract, the rider options include: (a) death benefit and (b) guaranteed minimum income benefit.

         For the BOA V contract, this charge ranges from an annual rate of 1.10% to a maximum of 1.70% if all permissible rider options are utilized. For this contract, the rider options include: (a) five year CDSC; (b) CDSC waiver and (c) death benefit.

         For the BOA Choice contract, this charge ranges from an annual rate of 1.20% to a maximum of 1.70% if all permissible rider options are utilized. For this contract, the rider options include: (a) death benefit and (b) guaranteed minimum income benefit.

         For the IVA contract, this charge ranges from an annual rate of 1.25% to a maximum of 1.45% if the death benefit option is utilized.

         The rider options and permissible combinations and related charges for the foregoing are described in the applicable product prospectus.

         The following table provides mortality, expense and administration charges by asset fee rates for the year ended December 31, 2000:

                                    TOTAL            ACVPINCGR             ACVPINT            ACVPVALUE            DRYSRGRO
                             ------------         ------------        ------------         ------------        ------------
         0.95%           $     36,959,778              868,368           1,148,127              242,852           1,056,578
         1.00%                 23,780,634              530,772             682,519              113,002             683,699
         1.05%                  4,527,271               91,204             121,017               27,269             122,906
         1.10%                  1,410,127               22,081              24,887                3,456             135,472
         1.15%                    413,476                3,493               7,857                  926              23,692
         1.20%                 12,055,337              280,792             465,573               87,790             221,688
         1.25%                    827,671               35,798              27,716                7,663              20,041
         1.30%                  3,615,777               74,616             140,214               23,316              59,575
         1.35%                    611,084               55,203              18,308                3,060              12,337
         1.40%                  4,816,375               75,965             117,423               22,810             105,832
         1.45%                  3,804,699               55,471              92,412               19,177              82,359
         1.50%                    864,458               13,924              29,382                5,740              20,359
         1.55%                    665,509                9,699              24,019                3,586              15,593
         1.60%                    358,254               15,483               9,409                  967              17,188

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued                           TOTAL            ACVPINCGR             ACVPINT            ACVPVALUE            DRYSRGRO
                             ------------         ------------        ------------         ------------        ------------
         1.65%                    373,712                5,654              11,749                2,347               9,581
         1.70%                    191,267                6,115               3,705                  248               3,738
         1.75%                     60,914                1,118                 396                  263               3,193
         1.80%                     52,400                1,095                 226                  553               1,127
         1.85%                    102,500                1,561               1,867                  851               4,424
         1.90%                     47,982                1,293               2,176                  149                 678
         1.95%                     59,429                  752               2,508                1,166               1,347
         2.00%                     36,247                  376                 263                   95                 343
         2.05%                     22,425                   36                  98                   16                 412
         2.10%                     17,396                  104                 178                   65                 311
         2.15%                     12,958                    2                 124                   11                 426
         2.20%                      4,339                   46                  71                   58                 158
         2.25%                        442                    4                  17                    -                  12
         2.30%                        553                   10                   -                    -                   2
         2.35%                        258                    3                   2                    -                  25
         2.40%                        144                    -                   7                    -                   -
         2.45%                        121                    -                   -                    -                  25
         0.95%  EV                959,174               14,055              23,815                8,151              22,921
         1.00%  EV                727,913               11,375              14,621                6,597              15,238
         1.05%  EV                 76,795                1,346               1,745                  429               2,197
         1.10%  EV                123,922                1,838               4,522                  876               2,335
         1.15%  EV                 64,538                2,604               1,823                  386               2,988
         1.20%  EV                 45,564                  792               1,300                  161               1,487
         1.25%  EV                 36,722                1,087                 755                   66                 962
         1.30%  EV                  3,628                   25                  46                   65                 126
         1.35%  EV                  2,909                   31                  19                    -                  96
         1.40%  EV                 24,942                  442                 518                  204               1,053
         1.45%  EV                 10,207                  208                 368                   89                 209
         1.50%  EV                 14,598                  149                 896                  237                 331
         1.55%  EV                  8,189                  115                  61                   36                  83
         1.60%  EV                  4,374                   19                  40                   54                  79
         1.65%  EV                  3,879                   16                  19                   65                  50
         1.70%  EV                  2,781                    -                  60                   26                 110
         1.75%  EV                  1,746                   13                  23                   15                 136
         1.80%  EV                     85                    1                   4                    -                   2
         1.85%  EV                     64                    4                   -                    -                   1
         1.90%  EV                     61                    1                   1                    -                   4
         1.95%  EV                     27                    -                   1                    -                   -
         2.00%  EV                      1                    -                   -                    -                   1
                             ------------         ------------        ------------         ------------        ------------
           Total             $ 97,805,656            2,185,159           2,982,887              584,893           2,653,530
                             ============         ============        ============         ============        ============



                                 DRYSTKIX            DRYEUROEQ               DRYAP            FEDQUALBD           FIDVIPEIS
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $  4,956,380               37,070             760,204               85,485           1,692,805
         1.00%                  3,299,576               20,362             475,642               49,676           1,240,908
         1.05%                    592,870                3,041             125,073               11,920             295,719
         1.10%                    215,867                  563              37,831                3,014              42,907
         1.15%                     65,961                  462              12,277                1,526              10,647
         1.20%                  1,174,994               36,614             176,918               67,195             372,607
         1.25%                    100,354                1,378              15,834                4,454              38,486
         1.30%                    414,478                4,600              49,547               29,506              82,760
         1.35%                     84,181                  888               3,675                4,399              16,837
         1.40%                    357,341               10,088              32,447               34,195             157,692
         1.45%                    274,791               11,725              17,862               19,663             102,348
         1.50%                     82,966                1,453              10,577                3,599              21,292
         1.55%                     48,601                1,579               4,153                6,338              14,806
         1.60%                     30,967                  571               1,485                1,630              11,852
         1.65%                     25,709                  974               1,820                1,379               9,611
         1.70%                     30,319                   99                 856                  322               2,083


Continued                       DRYSTKIX            DRYEUROEQ               DRYAP            FEDQUALBD           FIDVIPEIS
                             ------------         ------------        ------------         ------------        ------------
         1.75%                      3,115                   30                 448                  117                 453
         1.80%                      1,913                  133                 657                   63               1,543
         1.85%                      6,691                   57                 191                  634               3,124
         1.90%                      2,788                   11                  99                   80                 103
         1.95%                      5,539                   59                 633                   48               1,830
         2.00%                      2,914                  131                 651                  232                 569
         2.05%                      1,272                  157                 195                   38                 172
         2.10%                        841                  123                 341                  212                 145
         2.15%                        557                   20                 258                   14                   -
         2.20%                        182                   13                  31                    -                  16
         2.25%                          3                    -                   8                    4                   -
         2.30%                         30                    -                  15                    -                   -
         2.35%                         35                    -                   8                    -                   3
         2.40%                         15                    -                  15                    -                   -
         2.45%                         25                    -                   -                    -                   -
         0.95%  EV                 70,262                2,237               6,341                8,162              41,210
         1.00%  EV                 53,907                2,312               3,029                5,001              24,352
         1.05%  EV                  5,263                  123                 586                  679               2,321
         1.10%  EV                  9,169                  311                 972                1,450               3,287
         1.15%  EV                  5,654                   99                 297                  627               2,564
         1.20%  EV                  3,346                   69                 444                  373                 819
         1.25%  EV                  5,560                    9                 231                   92                 294
         1.30%  EV                    344                   20                  54                    9                   4
         1.35%  EV                    124                    5                  40                    9                  67
         1.40%  EV                  1,470                    9                  53                  138                 953
         1.45%  EV                    584                    4                  25                   40                  77
         1.50%  EV                  1,752                    9                 137                   21                 519
         1.55%  EV                    585                   38                 110                   49                 132
         1.60%  EV                    288                   44                  55                   11                  68
         1.65%  EV                    158                   26                  76                   49                  78
         1.70%  EV                    154                    4                  59                   38                   -
         1.75%  EV                    210                    4                   5                    -                   4
         1.80%  EV                      1                    -                   -                    1                   -
         1.85%  EV                      5                    -                   3                    -                   -
         1.90%  EV                      6                    -                   2                    -                   1
         1.95%  EV                      3                    -                   3                    -                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $ 11,940,120              137,524           1,742,273              342,492           4,198,068
                             ============         ============        ============         ============        ============


                                FIDVIPGRS            FIDVIPHIS           FIDVIPOVS           FIDVIPCONS         FIDVIPGROPS
                             ------------         ------------        ------------         ------------        ------------
       0.95%                 $  3,502,644              829,015             510,997            2,301,462             850,829
       1.00%                    2,505,127              493,666             256,692            1,468,379             626,237
       1.05%                      401,900              153,666              61,576              238,400             112,206
       1.10%                      164,344               19,902              10,860               99,641              14,132
       1.15%                       48,789                3,758               2,349               21,671               3,546
       1.20%                    1,241,659              235,716             269,080              674,364             176,271
       1.25%                       96,061               13,042              14,392               48,871              15,324
       1.30%                      387,851               51,518              49,204              169,957              47,682
       1.35%                       48,962               14,563              10,141               32,942               8,193
       1.40%                      545,535               51,620              40,276              202,040              35,995
       1.45%                      435,597               32,340              29,988              169,248              28,001
       1.50%                       85,565               11,224               6,575               59,177               7,114
       1.55%                       68,324                9,036               6,833               34,895               9,316
       1.60%                       35,690                2,645               6,106               12,956               3,441
       1.65%                       50,504                2,687               4,556               17,082               2,498
       1.70%                       44,126                  882                 914                4,508               1,078
       1.75%                        7,104                  275                 511                3,844               1,225
       1.80%                        3,504                  164                 264                4,097                 579
       1.85%                        6,413                  934                 468                5,250                 947
       1.90%                        5,016                   93                 243                2,005                 980
       1.95%                        2,959                  726               1,131                4,891                 425

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued                       FIDVIPGRS            FIDVIPHIS           FIDVIPOVS           FIDVIPCONS         FIDVIPGROPS
                             ------------         ------------        ------------         ------------        ------------
         2.00%                      3,029                   23                 328                1,415                 724
         2.05%                        791                    -                  21                  480                  38
         2.10%                      2,005                   49                  66                  802                 107
         2.15%                        847                   13                   4                  139                 136
         2.20%                        288                   54                  24                  243                 108
         2.25%                         31                    1                  18                   36                   5
         2.30%                         77                    -                   -                    -                  14
         2.35%                         24                    -                   -                   23                   4
         2.40%                         15                    -                   -                    -                   7
         2.45%                          -                    -                   -                   19                   -
         0.95%  EV                105,329                9,063               8,569               41,662               6,422
         1.00%  EV                 74,934                6,064               6,156               31,822               5,058
         1.05%  EV                  6,983                1,227                 407                3,323                 611
         1.10%  EV                 11,640                1,760               1,002                5,920               1,576
         1.15%  EV                  5,875                  554                 990                2,601                 595
         1.20%  EV                  4,773                  311                 346                1,511                 224
         1.25%  EV                  7,968                  146                  90                  967                 158
         1.30%  EV                    315                   28                  31                  114                   4
         1.35%  EV                    119                   35                   6                   64                   4
         1.40%  EV                  1,652                  220                 188                1,253                 211
         1.45%  EV                  1,129                   41                  46                  417                 216
         1.50%  EV                    675                  233                 197                  819                  83
         1.55%  EV                    542                    7                  73                  343                 121
         1.60%  EV                    186                    -                   6                  114                  34
         1.65%  EV                    357                   10                  14                  130                  19
         1.70%  EV                    213                   36                   -                   46                  23
         1.75%  EV                     91                   21                   7                  167                  37
         1.80%  EV                      5                    -                   3                    6                   1
         1.85%  EV                      -                    -                   -                    -                   2
         1.90%  EV                      9                    -                   -                    5                   -
         1.95%  EV                      3                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $  9,917,579            1,947,368           1,301,748            5,670,121           1,962,561
                             ============         ============        ============         ============        ============

                                 JANCAPAP          JANGLOBTECH            JANINGRO              MSEMMKT           MSMIDCAPG
                             ------------         ------------        ------------         ------------        ------------
       0.95%                 $    509,316              473,770             401,980               48,919               2,387
       1.00%                      373,437              294,397             246,774               22,106               1,737
       1.05%                       44,478               35,709              29,887                5,184                 182
       1.10%                       30,815               27,283              25,155                  662                 117
       1.15%                       14,794               10,729              11,183                  170                 106
       1.20%                      389,255              306,149             358,246               24,720               5,543
       1.25%                       22,475               24,209              15,727                  653                 473
       1.30%                      183,477               91,861             182,777                2,063               1,170
       1.35%                       22,588               16,316              14,899                  339                 111
       1.40%                      443,076              367,193             341,364                6,279               2,637
       1.45%                      332,657              218,463             227,096                3,977               2,321
       1.50%                       60,760               54,499              51,681                1,343               2,156
       1.55%                       72,619               49,899              43,455                  871                  84
       1.60%                       41,337               37,342              30,228                  101                   7
       1.65%                       35,743               30,233              21,139                  303                  95
       1.70%                       11,836                8,125               7,713                   15                  15
       1.75%                        4,388                1,316               4,672                   41                  25
       1.80%                        5,696                1,588               5,386                    9                 154
       1.85%                       10,623                5,707               8,309                   23                 105
       1.90%                        5,950                3,911               4,215                   70                  77
       1.95%                        7,486                4,406               4,787                  123                  23
       2.00%                        3,976                3,569               2,639                   50                   -
       2.05%                        3,703                1,309               3,146                    -                   -
       2.10%                        1,677                  819               1,863                    -                   -

Continued                        JANCAPAP          JANGLOBTECH            JANINGRO              MSEMMKT           MSMIDCAPG
                             ------------         ------------        ------------         ------------        ------------

         2.15%                      1,077                  956                 989                    4                   -
         2.20%                        171                  128                 154                    -                   8
         2.25%                         22                    4                  42                    -                   -
         2.30%                         28                  101                  28                    -                   -
         2.35%                         22                    8                  14                    -                   -
         2.40%                         14                    7                   7                    -                   -
         2.45%                          5                    5                   5                    -                   -
         0.95%  EV                 79,618               53,652              61,670                2,542                 843
         1.00%  EV                 61,997               34,586              38,279                  755                 730
         1.05%  EV                  6,671                4,849               6,022                  144                 127
         1.10%  EV                 12,958                8,350               7,680                  138                  15
         1.15%  EV                  6,984                5,475               5,002                   35                   4
         1.20%  EV                  4,780                3,360               2,771                   28                 120
         1.25%  EV                  2,270                1,241               1,757                    5                   3
         1.30%  EV                    213                  111                 281                    -                   3
         1.35%  EV                    373                  119                 432                    2                   2
         1.40%  EV                  2,316                1,106               1,922                   13                 148
         1.45%  EV                  1,191                  588                 753                    9                  42
         1.50%  EV                  1,750                  619                 731                   47                  11
         1.55%  EV                    746                  538                 481                    9                   -
         1.60%  EV                    664                  219                 523                    -                   -
         1.65%  EV                    329                  166                 381                    -                   -
         1.70%  EV                    235                  164                 196                    2                   -
         1.75%  EV                     75                   67                  80                    -                   -
         1.80%  EV                      3                    1                   6                    -                   -
         1.85%  EV                      4                    3                   4                    -                   -
         1.90%  EV                      7                    2                   4                    -                   -
         1.95%  EV                      3                    1                   6                    -                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $  2,816,688            2,185,228           2,174,541              121,754              21,581
                             ============         ============        ============         ============        ============

                                   MSUSRE              NSATBAL           NSATCAPAP            NSATEMMKT           NSATEQINC
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $    163,380              399,287           1,516,882                   63             147,382
         1.00%                     99,334              257,042             929,046                   29             121,730
         1.05%                     18,121               54,327             159,877                    -              25,725
         1.10%                      1,623               11,667              55,618                    -               2,142
         1.15%                        507                2,647              23,498                    -               2,074
         1.20%                     70,141               73,155             167,401                  739              44,503
         1.25%                        906                5,647              22,802                    -               2,633
         1.30%                     18,029               20,714              79,102                    -              15,498
         1.35%                      1,396                6,091               9,952                    -               2,397
         1.40%                     16,558               19,742              37,976                   12              20,378
         1.45%                      7,020               19,267              26,878                    -              17,027
         1.50%                      1,006                5,377               9,409                    -               6,128
         1.55%                      3,199                4,738               5,333                    -               6,015
         1.60%                        453                1,898                 417                    -               2,558
         1.65%                        369                1,013               5,930                    -               2,478
         1.70%                         32                  327               1,376                    -               2,698
         1.75%                        278                  448                 162                    -                 180
         1.80%                        246                  116                 570                    -                  27
         1.85%                        282                1,538                 231                    -                 626
         1.90%                         27                  549                  84                    -                  20
         1.95%                         53                  226                  11                    -                 132
         2.00%                          8                  604                  61                    -                 344
         2.10%                          -                  244                 221                    -                  29
         2.15%                         11                    7                  44                    -                   -
         2.20%                          -                   55                   -                    -                  13
         2.25%                          -                    -                   7                    -                   9
         2.30%                         26                    -                   -                    -                   -
         2.35%                          -                    -                   3                    -                   -
         0.95%  EV                  4,515                5,873               5,154                   34               4,767

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9



(Continued)                        MSUSRE              NSATBAL           NSATCAPAP            NSATEMMKT           NSATEQINC
                             ------------         ------------        ------------         ------------        ------------
         1.00%  EV                  2,235                5,286               3,855                    -               4,359
         1.05%  EV                    113                  697                 332                    -               1,055
         1.10%  EV                    820                1,275                 602                    -               1,367
         1.15%  EV                     65                  466                 127                    -                 590
         1.20%  EV                    184                  292                 195                    2                 135
         1.25%  EV                     26                   71                 295                    -                 234
         1.30%  EV                     21                   12                   7                    -                  10
         1.35%  EV                      6                   18                   2                    -                   9
         1.40%  EV                    154                  218                  50                    -                 109
         1.45%  EV                      8                  104                  15                    -                   4
         1.50%  EV                     34                  106                   2                    -                 115
         1.55%  EV                      3                  166                   9                    -                  68
         1.65%  EV                      -                   48                  31                    -                  12
         1.70%  EV                     10                    2                  18                    -                   -
         1.75%  EV                      -                   15                   -                    -                   2
         1.80%  EV                      -                    -                   3                    -                   2
         1.85%  EV                      8                    -                   -                    -                   -
         1.90%  EV                      -                    -                   1                    -                   -
                         ----------------         ------------        ------------         ------------        ------------
           Total         $        411,207              901,375           3,063,589                  879             435,584
                         ================         ============        ============         ============        ============

                               NSATGLOBTC            NSATGVTBD           NSATGRFOC           NSATHINCBD           NSATINTGR
                         ----------------         ------------        ------------         ------------        ------------
         0.95%           $          3,515            1,180,721               1,564              225,800                 226
         1.00%                      3,360              807,739               1,237              155,176                 203
         1.05%                         65              187,717                  30               51,169                  34
         1.10%                        352               27,644                  40                2,931                  10
         1.15%                         64               11,781                  69                  694                   -
         1.20%                      1,611              273,776                 432               47,402                 830
         1.25%                         56               15,624                  21                2,368                   -
         1.30%                        176               95,793                  25               13,994                  11
         1.35%                          -               14,615                  53                4,510                   -
         1.40%                      1,949               56,057                 674               14,906                  15
         1.45%                        410               35,566                  95                4,684                   3
         1.50%                        183               12,307                  27                3,898                   -
         1.55%                        253                7,519                   -                2,085                   -
         1.60%                         33                1,375                   -                1,753                   -
         1.65%                         12                4,591                   3                1,470                   -
         1.70%                          9                1,542                   -                  141                   -
         1.75%                          -                  672                   -                   93                   -
         1.80%                          6                  149                   -                   45                   -
         1.85%                          -                  390                   -                  312                   -
         1.90%                          -                  236                   -                  277                   -
         1.95%                          -                  618                   -                   43                   -
         2.00%                          -                    9                   -                   58                   -
         2.05%                          -                  129                   -                    -                   -
         2.10%                          -                  158                   -                   11                   -
         2.15%                          3                    -                   -                    -                   -
         2.25%                          -                    6                   -                   11                   -
         0.95%  EV                  1,337               17,923                 526                2,467                  12
         1.00%  EV                    342                8,864                   7                1,040                   1
         1.05%  EV                     87                1,971                  17                  430                   -
         1.10%  EV                     16                1,987                  10                  398                   -
         1.15%  EV                     19                  492                   5                  364                   -
         1.20%  EV                      6                  507                   3                  174                   1
         1.25%  EV                      4                  342                   3                   53                   -
         1.30%  EV                      -                   35                   -                    5                   -
         1.35%  EV                      -                   11                   -                   10                   -
         1.40%  EV                      2                  304                   -                   62                   -
         1.45%  EV                      -                  107                   -                   46                   -


(Continued)                    NSATGLOBTC            NSATGVTBD           NSATGRFOC           NSATHINCBD           NSATINTGR
                             ------------         ------------        ------------         ------------        ------------

         1.50%  EV                      -                  464                   -                    7                   -
         1.55%  EV                      -                    8                   -                   10                   -
         1.60%  EV                      -                  144                   -                    -                   -
         1.65%  EV                      -                  132                   -                    5                   -
         1.80%  EV                      -                    5                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $     13,870            2,770,030               4,841              538,902               1,346
                             ============         ============        ============         ============        ============



                             NSATMIDCAPIX            NSATMYMKT          NSATMSECBD           NSATGLOB50          NSATSMCAPG
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $    155,812            1,619,934             322,015              192,106             134,045
         1.00%                     86,124              862,391             193,019              109,132              87,704
         1.05%                     20,906              225,073              56,715               25,633              14,764
         1.10%                      5,562               30,634               1,936                5,333               5,112
         1.15%                      1,674                7,546               1,628                1,672               2,187
         1.20%                     70,425            1,703,001              77,534               59,045              72,891
         1.25%                      4,176               35,471               3,293                5,471               5,274
         1.30%                     15,532              443,580              25,295               31,347              24,157
         1.35%                      4,325               55,512               7,355                3,271               3,566
         1.40%                     38,585              368,508              23,411                9,834              61,378
         1.45%                     30,596              272,405              14,269                4,917              42,620
         1.50%                      4,119               48,006               4,121                2,110              10,400
         1.55%                      5,856               22,931               2,218                2,798              11,196
         1.60%                      2,534                5,684               2,852                  357               5,818
         1.65%                      2,277               20,823               2,764                1,686               2,528
         1.70%                      1,609                3,792                 740                  228               1,290
         1.75%                        321                1,671                 445                    3               2,573
         1.80%                        274                1,416                 419                1,645               1,250
         1.85%                        351                5,513                 733                  649                 988
         1.90%                        384                3,766                   -                   80                 597
         1.95%                        137                5,541                 198                    9                 579
         2.00%                        113                2,559                  76                   28                 560
         2.05%                          2                2,671                   -                    -                 382
         2.10%                         44                1,062                  11                   27                 273
         2.15%                         30                1,064                   8                    -                 352
         2.20%                         87                1,497                   -                   11                  89
         2.25%                          9                   64                   6                    5                   -
         2.30%                          -                    -                   -                    -                  14
         2.35%                          3                    -                   -                    4                   2
         2.40%                          -                    -                   -                    -                   7
         0.95%  EV                 10,476               83,759               6,935                1,992              11,359
         1.00%  EV                  9,154               37,729               3,295                  986               8,238
         1.05%  EV                    895                5,631                 866                   87                 911
         1.10%  EV                  1,243                4,786                 575                  374               1,785
         1.15%  EV                    661                1,027                 514                   80               1,138
         1.20%  EV                    440                2,276                 373                  114                 381
         1.25%  EV                    274                  258                 262                   18                 330
         1.30%  EV                     26                  259                  82                    5                  16
         1.35%  EV                     38                  134                  65                   14                  21
         1.40%  EV                    109                  826                 180                  132                 398
         1.45%  EV                    168                  727                   -                   14                 130
         1.50%  EV                     50                1,426                  80                    3                 145
         1.55%  EV                     31                1,498                  14                    4                 112
         1.60%  EV                     21                  502                   -                    -                  81
         1.65%  EV                     45                  299                   5                    7                  59
         1.70%  EV                      6                  201                   1                    -                  60
         1.75%  EV                     33                  241                   -                    2                  30
         1.80%  EV                      3                   12                   -                    1                   -
         1.85%  EV                      -                    -                   -                    -                   2
         1.90%  EV                      -                    -                   -                    -                   2
         1.95%  EV                      -                    -                   -                    -                   1
                             ------------         ------------        ------------         ------------        ------------
           Total             $    475,540            5,893,706             754,308              461,234             517,795
                             ============         ============        ============         ============        ============

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                               NSATSMCAPV             NSATSMCO          NSATSTRVAL          NSATSTMIDCP           NSATTOTRE
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $    517,582              756,738              88,940              680,678           2,569,558
         1.00%                    241,253              428,200              52,011              408,739           1,748,348
         1.05%                     58,315               78,466              12,113               56,462             281,648
         1.10%                     14,959               16,322                 812               32,283             108,085
         1.15%                      3,726                6,245                 257                7,139              29,987
         1.20%                    117,686              273,426              21,590              209,045             217,113
         1.25%                      5,504               11,486               1,805               19,150              28,611
         1.30%                     28,823               51,995               6,230               80,366              62,099
         1.35%                      5,281               10,909               1,298                8,514              14,608
         1.40%                     35,466               98,055               4,579               98,051             114,203
         1.45%                     21,388               68,506               5,919              127,205              97,711
         1.50%                      8,633               16,476               2,635               25,258              19,358
         1.55%                      6,948               18,399                 424               15,558              15,364
         1.60%                      1,545                3,101                 153                6,445               4,162
         1.65%                      2,747                7,767               1,656                7,474               7,271
         1.70%                        503                3,049                   1                4,103               3,518
         1.75%                        621                  949                   -                3,738                 184
         1.80%                        234                  413                 148                1,211                 498
         1.85%                        528                3,471                  75                3,250               3,133
         1.90%                        468                  907                  28                1,163                 529
         1.95%                        441                  410                   -                  965                 352
         2.00%                        666                  395                   -                  495                 172
         2.05%                         58                    4                   -                2,831                  17
         2.10%                        164                  940                   5                  259                 393
         2.15%                          9                   20                   -                  255                   1
         2.20%                          2                   67                   -                   78                   -
         2.25%                         18                   12                   -                   12                   -
         2.30%                          -                    2                   -                   50                   -
         2.35%                          4                    -                   -                   12                   -
         2.40%                          -                    -                   -                    4                   -
         2.45%                          -                    -                   -                   19                   -
         0.95%  EV                  9,220               18,693                 556               15,739              23,149
         1.00%  EV                  5,997               13,988               1,076               24,524              19,491
         1.05%  EV                    622                1,401                 234                1,397               1,504
         1.10%  EV                    957                3,958                  38                2,838               2,815
         1.15%  EV                    347                  613                  22                1,188                 813
         1.20%  EV                    588                1,378                 241                1,057               1,117
         1.25%  EV                    164                  583                   -                  902                 710
         1.30%  EV                     75                   35                   -                  228                  14
         1.35%  EV                     11                   50                   -                  226                  49
         1.40%  EV                    259                  851                  35                  593                 822
         1.45%  EV                     98                  215                   5                  206                 136
         1.50%  EV                     74                  257                   -                  133                 149
         1.55%  EV                    118                  117                   -                  162                  74
         1.60%  EV                     25                   32                   -                  368                   7
         1.65%  EV                     45                  227                   2                   38                  89
         1.70%  EV                      3                    8                   -                   76                   -
         1.75%  EV                      -                   27                   -                   28                   -
         1.80%  EV                      4                    3                   -                    3                   -
         1.85%  EV                      -                    3                   -                    2                   -
         1.90%  EV                      1                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $  1,092,180            1,899,169             202,888            1,850,520           5,377,862
                             ============         ============        ============         ============        ============

                               NBAMTGUARD            NBAMTMCGR           NBAMTPART            OPPAGGGRO            OPPCAPAP
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $    305,886              897,028             556,751            1,398,864           1,292,340
         1.00%                    214,445              553,795             405,795              852,584             857,372
         1.05%                     47,035              119,750              69,649              140,869             142,668
         1.10%                     12,529               36,438               8,524               65,971              48,353

(Continued)                    NBAMTGUARD            NBAMTMCGR           NBAMTPART            OPPAGGGRO            OPPCAPAP
                             ------------         ------------        ------------         ------------        ------------
         1.15%                      3,114                8,806               1,908               21,061              18,276
         1.20%                     81,635              308,570              73,679              534,858             349,247
         1.25%                      4,698               20,505               8,326               39,121              31,700
         1.30%                     13,158               86,291              16,424              149,783             113,253
         1.35%                      3,755                9,249               5,656               17,444              25,077
         1.40%                     19,490              178,259              14,012              244,138             164,171
         1.45%                     13,959              116,837              18,732              203,605             257,003
         1.50%                      4,238               23,770               1,602               47,085              31,809
         1.55%                      1,379               25,291               2,522               33,993              22,705
         1.60%                      3,001               17,255               1,986               10,470               7,311
         1.65%                        514               13,265               1,060               17,824              12,274
         1.70%                        177                4,292                 313                6,060              23,984
         1.75%                        182                3,832                  13                5,407               4,469
         1.80%                        739                  820                   -                2,335               5,366
         1.85%                         47                3,736                 170                7,526               4,818
         1.90%                         40                1,944                  11                2,785               1,401
         1.95%                        324                1,123                  23                1,777               1,653
         2.00%                        145                1,725                 117                1,819               1,341
         2.05%                          -                3,095                   -                  555                 230
         2.10%                         36                  721                  27                1,665                 672
         2.15%                         50                  685                  45                1,013                 929
         2.20%                          -                  144                  12                  103                 155
         2.25%                          -                   13                   5                   29                  10
         2.30%                          -                   59                   -                   35                  30
         2.35%                          -                   14                   4                    4                  10
         2.40%                          -                   15                   -                    7                  15
         0.95%  EV                  5,263               32,118               3,513               41,586              34,224
         1.00%  EV                  3,089               23,575               3,796               44,080              52,928
         1.05%  EV                    205                2,169                 105                3,720               2,781
         1.10%  EV                    402                5,004                 572                5,287               5,319
         1.15%  EV                    676                3,033                 363                1,711               1,396
         1.20%  EV                    203                1,931                 111                2,195               1,959
         1.25%  EV                     66                  892                  52                1,448               4,780
         1.30%  EV                     13                  191                   6                  212                 263
         1.35%  EV                      6                  130                   -                  292                  74
         1.40%  EV                     66                  851                 160                1,808               1,269
         1.45%  EV                     12                  407                   2                  615                 408
         1.50%  EV                    128                  302                  26                  455                 335
         1.55%  EV                     28                  329                  22                  315                 276
         1.60%  EV                      -                  448                   -                  131                  67
         1.65%  EV                      7                  200                   7                  315                 173
         1.70%  EV                     10                  161                   9                  208                 241
         1.75%  EV                      -                  147                   3                   33                  38
         1.80%  EV                      -                    2                   1                    5                   3
         1.85%  EV                      -                   11                   -                    2                   5
         1.90%  EV                      -                    5                   -                    1                   4
         1.95%  EV                      -                    2                   -                    1                   3
                             ------------         ------------        ------------         ------------        ------------
           Total             $    740,750            2,509,235           1,196,114            3,913,210           3,525,188
                             ============         ============        ============         ============        ============

                                 OPPGLSEC             OPPGRINC              STOPP2           VEWRLDEMKT           VEWRLDHAS
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $     32,081              886,999              16,992              180,318              36,523
         1.00%                     17,410              591,617               23,257              88,794               15,111
         1.05%                      2,151              126,581               1,016               17,851               4,537
         1.10%                      1,285               27,142                 666                3,866                 114
         1.15%                        580               10,586                  89                  678                 124
         1.20%                     40,458              330,095              23,012               73,190              14,821
         1.25%                      1,123               35,982               1,116                4,024                 311
         1.30%                     18,909              114,708              10,594               21,271               2,873
         1.35%                      1,401               18,353               1,126                3,359                 975
         1.40%                     21,095              158,158              12,997               21,339               3,978

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued                        OPPGLSEC             OPPGRINC              STOPP2           VEWRLDEMKT           VEWRLDHAS
                             ------------         ------------        ------------         ------------        ------------
         1.45%                     11,724              145,917              39,114               19,306               3,322
         1.50%                      2,259               33,693               1,991                3,255                 297
         1.55%                      1,661               18,950               1,031                2,365                 180
         1.60%                        533               14,613                 334                1,160                  52
         1.65%                        784               17,324               1,093                1,852                 173
         1.70%                        733                2,384                 578                  844                  29
         1.75%                        232                1,675                  20                  181                   2
         1.80%                      1,515                3,907                   -                   81                  43
         1.85%                        100                5,278                 237                  313                   -
         1.90%                        238                1,421                 332                  670                   -
         1.95%                        910                2,270                 425                  370                   -
         2.00%                         33                2,513                 325                  628                   7
         2.05%                          -                  384                   -                   95                   -
         2.10%                         37                  229                  11                  449                   -
         2.15%                         15                2,637                   -                  196                   -
         2.20%                          -                  235                   1                   37                   -
         2.25%                          -                   16                   -                    3                   -
         2.30%                          -                   15                   -                   13                   2
         2.35%                          -                   25                   -                    2                   -
         2.40%                          -                    3                   -                    6                   -
         2.45%                          -                   18                   -                    -                   -
         0.95%  EV                  8,275               33,435               4,799                3,233                 821
         1.00%  EV                  5,423               30,781               9,917                1,920                 676
         1.05%  EV                    588                3,229                 346                  192                   1
         1.10%  EV                    763                4,038                 450                  300                  46
         1.15%  EV                    165                3,063                  80                  159                   -
         1.20%  EV                    393                1,831                 263                  137                  32
         1.25%  EV                    417                  470                 182                  134                   6
         1.30%  EV                    140                  170                   1                    9                   -
         1.35%  EV                     14                  163                   3                   10                   -
         1.40%  EV                     85                1,427                 255                   38                   -
         1.45%  EV                    152                  424                  53                  104                   -
         1.50%  EV                    310                  383                 329                   69                   -
         1.55%  EV                      5                  473                 147                   89                   3
         1.60%  EV                     20                   48                   -                   22                  27
         1.65%  EV                     11                   69                   7                  103                   -
         1.70%  EV                      -                  350                   -                   43                   -
         1.75%  EV                      -                  180                   -                   12                   -
         1.80%  EV                      -                    3                   -                    1                   -
         1.85%  EV                      -                    1                   -                    2                   1
         1.90%  EV                      -                    5                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $    174,028            2,634,271             153,189              453,093              85,087
                             ============         ============        ============         ============        ============

                                 VFDIVSTK             VFSMCOOP            VPINVQBD            WPGPVENCP             WPINTEQ
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $        769                   62                   -               96,395             180,812
         1.00%                      1,323                   84                   -               49,254              80,063
         1.05%                         41                    -                   -               15,816              19,572
         1.10%                        942                    -                   -                  567                 591
         1.15%                          -                    -                   -                  480                 400
         1.20%                     53,012                6,262              10,282               22,117              49,050
         1.25%                      1,827                  320                 393                1,015               3,235
         1.30%                          -                    -                   -                3,785               3,409
         1.35%                          -                    -                   -                1,502                 717
         1.40%                      1,171                   45                   -                6,796                 148

                                                                     (Continued)

Continued                        VFDIVSTK             VFSMCOOP            VPINVQBD            WPGPVENCP             WPINTEQ
                             ------------         ------------        ------------         ------------        ------------
         1.45%                     19,441                  805                   -                2,777                 175
         1.50%                      1,879                  610                 353                1,576               1,204
         1.55%                        505                    -                   -                  387                   -
         1.60%                        549                    -                   -                  409                  38
         1.65%                        519                  147                 125                   32                 193
         1.70%                         54                    -                   -                  164                   -
         1.75%                          -                    -                   -                   29                   -
         1.80%                          -                    -                   -                  176                   -
         1.85%                         26                    -                   -                    -                   -
         1.90%                         72                    -                   -                   16                   -
         1.95%                          -                    -                   -                    -                   -
         2.00%                        119                    -                   -                    -                   -
         2.05%                         66                   22                   -                    -                   -
         2.15%                          -                    7                   -                    -                   -
         2.30%                          -                    -                   -                    2                   -
         0.95%  EV                    295                   45                   -                  557                   -
         1.00%  EV                  3,988                   82                   -                  378                   -
         1.05%  EV                     72                   59                   -                   25                   -
         1.10%  EV                     87                    -                   -                   11                   -
         1.15%  EV                    119                    -                   -                   85                   -
         1.20%  EV                     24                    -                   -                    6                   -
         1.25%  EV                     85                    -                   -                    -                   -
         1.35%  EV                      -                    -                   -                    6                   -
         1.40%  EV                     10                    -                   -                    -                   -
         1.45%  EV                      8                    -                   -                    3                   -
         1.55%  EV                     39                    -                   -                    -                   -
         1.60%  EV                     20                    7                   -                    -                   -
         1.70%  EV                      6                    2                   -                    -                   -
         1.85%  EV                      -                    -                   -                    1                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $     87,068                8,559              11,153              204,367             339,607
                             ============         ============        ============         ============        ============

                                  WPVALUE
                             ------------
         0.95%               $    122,542
         1.00%                     53,205
         1.05%                     18,368
         1.10%                      1,085
         1.15%                         43
         1.20%                     18,129
         1.25%                        726
         1.30%                      2,381
         1.35%                        875
         1.40%                        433
         1.65%                         10
                             ------------
           Total             $    217,797
                             ============


(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9

(4)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity as of December 31, 2000, and total return for each of the years in the three year period ended December 31, 2000 and for the period November 3, 1997 (commencement of operations) through December 31, 1997.

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
American VP - American Century
  Vp International:
    Tax and non-tax
      qualified ................  0.95%    7,018,117   $ 13.539187 $  95,019,598   (11.46)%      16.90%       25.66%      25.37%***
                                  1.00%    3,900,358     13.517671    52,723,756   (11.50)%      16.84%       25.60%      25.32%***
                                  1.05%      653,732     13.496155     8,822,868   (11.55)%      16.78%       25.53%      25.26%***
                                  1.10%      390,290     12.914785     5,040,511   (11.59)%      16.72%       99.87%***    -
                                  1.15%       81,763     12.900147     1,054,755   (11.64)%      16.66%       99.81%***    -
                                  1.20%    2,074,770     12.802086    26,561,384   (11.68)%      16.60%       72.79%***    -
                                  1.25%      257,237     12.787029     3,289,297   (11.73)%      16.55%       72.73%***    -
                                  1.30%      579,704     12.771997     7,403,978   (11.77)%      16.49%       72.67%***    -
                                  1.35%      143,317     12.841696     1,840,433   (11.82)%      16.43%       99.56%***    -
                                  1.40%       48,440     12.827110       621,345   (11.86)%      16.37%       99.49%***    -
                                  1.45%       38,213     12.812521       489,605   (11.90)%      16.31%       99.43%***    -
                                  1.50%       91,071     12.797950     1,165,522   (11.95)%      16.25%       99.37%***    -
                                  1.55%        3,256     12.783396        41,623   (11.99)%      16.19%       99.31%***    -
                                  1.60%        4,133     12.768846        52,774   (12.04)%      16.13%       99.24%***    -
                                  1.65%       19,036     12.754306       242,791   (12.08)%      16.07%       99.18%***    -
                                  1.70%        4,805      9.573565        46,001   (12.13)%      13.45%***     -           -
                                  1.75%        8,440      9.565494        80,733   (12.17)%      13.39%***     -           -
                                  1.80%        7,095      9.557420        67,810   (12.22)%      13.34%***     -           -
        Extra Value ............  0.95%      987,259     12.833535    12,670,023    (9.91)%***    -            -           -
                                  1.00%      822,474     12.818972    10,543,271    (9.96)%***    -            -           -
                                  1.05%       85,553     12.804410     1,095,456   (10.00)%***    -            -           -
                                  1.10%      114,844     12.789854     1,468,838   (10.05)%***    -            -           -
                                  1.15%      127,694     12.775316     1,631,331   (10.09)%***    -            -           -
                                  1.20%       41,515     12.760780       529,764   (10.14)%***    -            -           -
                                  1.25%       79,925     10.073275       805,107   (10.18)%***    -            -           -
                                  1.30%        1,834     10.063277        18,456   (10.23)%***    -            -           -
                                  1.35%        2,731     10.053296        27,456   (10.28)%***    -            -           -
                                  1.40%       34,528     10.043312       346,775   (10.32)%***    -            -           -
                                  1.45%       11,881     10.033345       119,206   (10.37)%***    -            -           -
                                  1.50%        9,223     10.023377        92,446   (10.41)%***    -            -           -
                                  1.55%        7,411     10.013399        74,209   (10.46)%***    -            -           -
                                  1.60%        1,201     10.003449        12,014   (10.50)%***    -            -           -
                                  1.65%          815      9.993496         8,145   (10.55)%***    -            -           -
                                  1.75%        1,091      9.973597        10,881   (10.64)%***    -            -           -
                                  1.80%          110      9.963676         1,096   (10.68)%***    -            -           -

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
                                  1.85%          134      9.953738         1,334   (10.73)%***    -            -            -
                                  1.90%           96      9.943798           955   (10.78)%***    -            -            -
American VP - American Century
  VP International:
    Tax and non-tax qualified ... 0.95%    7,422,625     15.886136   117,916,830   (17.61)%      62.49%       17.63%       5.45%***
                                  1.00%    3,986,673     15.860876    63,232,126   (17.65)%      62.41%       17.57%       5.40%***
                                  1.05%      721,255     15.835690    11,421,571   (17.70)%      62.32%       17.51%       5.35%***
                                  1.10%      206,399     16.098754     3,322,767   (17.74)%      62.24%       81.87%***    -
                                  1.15%       66,388     16.080508     1,067,553   (17.78)%      62.16%       81.80%***    -
                                  1.20%    2,611,870     14.524713    37,936,662   (17.82)%      62.08%       27.08%***    -
                                  1.25%      194,423     14.507647     2,820,620   (17.86)%      62.00%       27.03%***    -
                                  1.30%      666,520     14.490593     9,658,270   (17.90)%      61.92%       26.97%***    -
                                  1.35%      116,849     16.007673     1,870,481   (17.94)%      61.83%       81.56%***    -
                                  1.40%       43,434     15.989500       694,488   (17.98)%      61.75%       81.50%***    -
                                  1.45%       26,769     15.971330       427,537   (18.03)%      61.67%       81.44%***    -
                                  1.50%      124,316     15.953179     1,983,235   (18.07)%      61.59%       81.38%***    -
                                  1.55%       33,681     15.935027       536,708   (18.11)%      61.51%       81.32%***    -
                                  1.60%        3,933     15.916904        62,601   (18.15)%      61.42%       81.26%***    -
                                  1.65%       35,178     15.898785       559,287   (18.19)%      61.34%       81.20%***    -
                                  1.70%        3,840     12.522513        48,086   (18.23)%      79.89%***     -           -
                                  1.75%        3,023     12.511970        37,824   (18.27)%      79.81%***     -           -
                                  1.80%        1,977     12.501416        24,715   (18.32)%      79.73%***     -           -
                                  1.90%            5     12.480327            62   (18.40)%      79.58%***     -           -
                                  2.00%          212     12.459273         2,641   (18.48)%      79.42%***     -           -
        Extra Value ............. 0.95%    1,254,272     16.013723    20,085,564   (15.43)%***    -            -           -
                                  1.00%      852,006     15.995555    13,628,309   (15.47)%***    -            -           -
                                  1.05%       88,800     15.977403     1,418,793   (15.52)%***    -            -           -
                                  1.10%      216,712     15.959268     3,458,565   (15.56)%***    -            -           -
                                  1.15%       75,717     15.941133     1,207,015   (15.60)%***    -            -           -
                                  1.20%       55,732     15.923029       887,422   (15.64)%***    -            -           -
                                  1.25%       49,961     12.795341       639,268   (15.69)%***    -            -           -
                                  1.30%        2,527     12.782658        32,302   (15.73)%***    -            -           -
                                  1.35%        1,253     12.769987        16,001   (15.77)%***    -            -           -
                                  1.40%       26,520     12.757327       338,324   (15.82)%***    -            -           -
                                  1.45%       18,448     12.744654       235,113   (15.86)%***    -            -           -
                                  1.50%       36,626     12.732016       466,323   (15.90)%***    -            -           -
                                  1.55%        2,846     12.719356        36,199   (15.94)%***    -            -           -
                                  1.60%        2,454     12.706727        31,182   (15.99)%***    -            -           -
                                  1.65%          742     12.694086         9,419   (16.03)%***    -            -           -
                                  1.70%        2,381     12.681460        30,195   (16.07)%***    -            -           -
                                  1.75%        1,206     12.668851        15,279   (16.12)%***    -            -           -
                                  1.80%          169     12.656219         2,139   (16.16)%***    -            -           -
                                  1.90%           40     12.631008           505   (16.24)%***    -            -           -
                                  1.95%           76     12.618411           959   (16.29)%***    -            -           -


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**


American VP - American Century
  VP Value:
    Tax and non-tax qualified ..  0.95%    3,301,779     12.285793    40,564,973    17.03%       (1.79)%       3.82%      18.38%***
                                  1.00%    1,348,126     12.266234    16,536,429    16.97%       (1.84)%       3.76%      18.33%***
                                  1.05%      319,706     12.246733     3,915,354    16.91%       (1.89)%       3.71%      18.28%***
                                  1.10%       58,618     12.924722       757,621    16.85%       (1.94)%      50.81%***    -
                                  1.15%       13,110     12.910062       169,251    16.79%       (1.99)%      50.75%***    -
                                  1.20%      917,715     13.147862    12,065,990    16.73%       (2.04)%      44.84%***    -
                                  1.25%       79,873     13.132406     1,048,925    16.67%       (2.09)%      44.78%***    -
                                  1.30%      299,304     13.116946     3,925,954    16.62%       (2.14)%      44.72%***    -
                                  1.35%       42,146     12.851555       541,642    16.56%       (2.19)%      50.53%***    -
                                  1.40%       23,436     12.836968       300,847    16.50%       (2.24)%      50.47%***    -
                                  1.45%       12,071     12.822378       154,779    16.44%       (2.29)%      50.41%***    -
                                  1.50%       47,141     12.807784       603,772    16.38%       (2.34)%      50.36%***    -
                                  1.55%        3,503     12.793204        44,815    16.32%       (2.39)%      50.30%***    -
                                  1.60%          434     12.778642         5,546    16.26%       (2.44)%      50.25%***    -
                                  1.65%       16,121     12.764086       205,770    16.20%       (2.49)%      50.19%***    -
                                  1.70%        1,110     10.197744        11,319    16.15%      (18.34)%***    -           -
                                  1.75%        3,773     10.189139        38,444    16.09%      (18.38)%***    -           -
                                  1.80%        6,794     10.180559        69,167    16.03%      (18.42)%***    -           -
                                  1.90%           17     10.163375           173    15.91%      (18.51)%***    -           -
    Extra Value ................  0.95%      542,421     12.836853     6,962,979    19.60%***     -            -           -
                                  1.00%      542,905     12.822282     6,961,281    19.54%***     -            -           -
                                  1.05%       23,096     12.807702       295,807    19.48%***     -            -           -
                                  1.10%       67,162     12.793140       859,213    19.42%***     -            -           -
                                  1.15%       19,988     12.778588       255,418    19.36%***     -            -           -
                                  1.20%       10,990     12.764037       140,277    19.30%***     -            -           -
                                  1.25%        4,206     11.395802        47,931    19.24%***     -            -           -
                                  1.30%        3,882     11.384497        44,195    19.18%***     -            -           -
                                  1.35%          126     11.373207         1,433    19.12%***     -            -           -
                                  1.40%       21,574     11.361940       245,122    19.06%***     -            -           -
                                  1.45%        4,792     11.350626        54,392    19.00%***     -            -           -
                                  1.50%        9,205     11.339331       104,379    18.94%***     -            -           -
                                  1.55%        3,972     11.328063        44,995    18.88%***     -            -           -
                                  1.60%        4,298     11.316810        48,640    18.82%***     -            -           -
                                  1.65%        2,847     11.305532        32,187    18.76%***     -            -           -
                                  1.70%        1,514     11.294287        17,100    18.70%***     -            -           -
                                  1.75%        1,148     11.283026        12,953    18.64%***     -            -           -

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
The Dreyfus Socially Responsible
  Growth Fund, Inc.:
     Tax and non-tax
       qualified ..............  0.95%     7,688,486     14.800297   113,791,876    (11.87)%      28.84%     28.15%      10.59%***
                                 1.00%     4,662,244     14.776765    68,892,884    (11.92)%      28.78%      28.09%     10.54%***
                                 1.05%       767,101     14.753247    11,317,231    (11.96)%      28.71%      28.02%     10.49%***
                                 1.10%       895,698     14.472958    12,963,400    (12.01)%      28.65%     110.56%***    -
                                 1.15%       180,156     14.456547     2,604,434    (12.05)%      28.59%     110.50%***    -
                                 1.20%     1,625,644     14.414394    23,432,673    (12.10)%      28.52%      82.60%***    -
                                 1.25%       151,054     14.397461     2,174,794    (12.14)%      28.46%      82.53%***    -
                                 1.30%       432,064     14.380518     6,213,304    (12.18)%      28.39%      82.47%***    -
                                 1.35%        66,346     14.391057       954,789    (12.23)%      28.33%     110.24%***    -
                                 1.40%        39,017     14.374715       560,858    (12.27)%      28.26%     110.18%***    -
                                 1.45%        34,149     14.358357       490,324    (12.32)%      28.20%     110.12%***    -
                                 1.50%        86,373     14.342049     1,238,766    (12.36)%      28.13%     110.05%***    -
                                 1.55%        29,279     14.325738       419,443    (12.40)%      28.07%     109.99%***    -
                                 1.60%         2,319     14.309420        33,184    (12.45)%      28.00%     109.92%***    -
                                 1.65%        27,530     14.293123       393,490    (12.49)%      27.94%     109.86%***    -
                                 1.70%        10,940     10.380157       113,559    (12.54)%      28.08%***    -           -
                                 1.75%        27,073     10.371408       280,785    (12.58)%      28.02%***    -           -
                                 1.80%         3,663     10.362676        37,958    (12.63)%      27.96%***    -           -
                                 2.00%           289     10.327709         2,985    (12.80)%      27.72%***    -           -
     Extra Value ..............  0.95%     1,376,834     14.389633    19,812,136    (11.72)%***    -           -           -
                                 1.00%       989,939     14.373315    14,228,705    (11.76)%***    -           -           -
                                 1.05%       119,018     14.356999     1,708,741    (11.81)%***    -           -           -
                                 1.10%       123,367     14.340689     1,769,168    (11.85)%***    -           -           -
                                 1.15%       117,607     14.324376     1,684,647    (11.90)%***    -           -           -
                                 1.20%        75,452     14.308099     1,079,575    (11.94)%***    -           -           -
                                 1.25%        69,590     11.078709       770,967    (11.99)%***    -           -           -
                                 1.30%         8,012     11.067740        88,675    (12.03)%***    -           -           -
                                 1.35%         6,690     11.056764        73,970    (12.08)%***    -           -           -
                                 1.40%        62,594     11.045784       691,400    (12.12)%***    -           -           -
                                 1.45%        12,862     11.034829       141,930    (12.17)%***    -           -           -
                                 1.50%        19,564     11.023866       215,671    (12.21)%***    -           -           -
                                 1.55%         4,939     11.012907        54,393    (12.25)%***    -           -           -
                                 1.60%         4,615     11.001966        50,774    (12.30)%***    -           -           -
                                 1.65%         2,529     10.991025        27,796    (12.34)%***    -           -           -
                                 1.70%         4,687     10.980071        51,464    (12.39)%***    -           -           -
                                 1.75%         5,474     10.969119        60,045    (12.43)%***    -           -           -
                                 1.80%           194     10.958221         2,126    (12.48)%***    -           -           -
                                 1.85%            72     10.947277           788    (12.52)%***    -           -           -
                                 1.90%           332     10.936362         3,631    (12.57)%***    -           -           -
                                 1.95%             4     10.925453            44    (12.61)%***    -           -           -
                                 2.00%           197     10.914553         2,150    (12.66)%***    -           -           -

                          NATIONWIDE VARIABLE ACCOUNT-9

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
Dreyfus Stock Index Fund:
     Tax and non-tax
       qualified ...............  0.95%  36,570,268      14.101205   515,684,846    (10.14)%     19.46%       26.99%      21.28%***
                                  1.00%  23,031,006      14.078788   324,248,651    (10.18)%     19.40%       26.93%      21.23%***
                                  1.05%   3,936,553      14.056384    55,333,701    (10.23)%     19.34%       26.87%      21.18%***
                                  1.10%   1,747,579      13.339745    23,312,258    (10.27)%     19.28%       97.83%***    -
                                  1.15%     591,749      13.324628     7,884,835    (10.32)%     19.22%       97.77%***    -
                                  1.20%   8,683,693      13.209188   114,704,533    (10.36)%     19.16%       70.87%***    -
                                  1.25%     756,443      13.193664     9,980,255    (10.41)%     19.10%       70.81%***    -
                                  1.30%   2,902,116      13.178151    38,244,523    (10.45)%     19.04%       70.75%***    -
                                  1.35%     585,977      13.264252     7,772,547    (10.50)%     18.98%       97.52%***    -
                                  1.40%     274,625      13.249172     3,638,554    (10.54)%     18.92%       97.46%***    -
                                  1.45%     161,061      13.234124     2,131,501    (10.59)%     18.86%       97.40%***    -
                                  1.50%     329,534      13.219073     4,356,134    (10.63)%     18.80%       97.34%***    -
                                  1.55%      29,457      13.204037       388,951    (10.68)%     18.74%       97.27%***    -
                                  1.60%      13,659      13.188992       180,148    (10.72)%     18.68%       97.21%***    -
                                  1.65%      92,278      13.173971     1,215,668    (10.77)%     18.62%       97.15%***    -
                                  1.70%      46,901       9.626823       451,508    (10.81)%     11.94%***     -           -
                                  1.75%      14,530       9.618706       139,760    (10.86)%     11.88%***     -           -
                                  1.80%      12,622       9.610581       121,305    (10.91)%     11.83%***     -           -
                                  1.85%          41       9.602483           394    (10.95)%     11.77%***     -           -
     Extra Value ...............  0.95%   4,619,541      13.258257    61,247,062     (9.22)%***   -            -           -
                                  1.00%   3,831,015      13.243205    50,734,917     (9.27)%***   -            -           -
                                  1.05%     342,924      13.228164     4,536,255     (9.31)%***   -            -           -
                                  1.10%     604,423      13.213132     7,986,321     (9.36)%***   -            -           -
                                  1.15%     305,013      13.198108     4,025,595     (9.40)%***   -            -           -
                                  1.20%     193,695      13.183101     2,553,501     (9.45)%***   -            -           -
                                  1.25%     506,525      10.469032     5,302,826     (9.49)%***   -            -           -
                                  1.30%      20,265      10.458642       211,944     (9.54)%***   -            -           -
                                  1.35%      10,271      10.448286       107,314     (9.59)%***   -            -           -
                                  1.40%      94,257      10.437897       983,845     (9.63)%***   -            -           -
                                  1.45%      40,751      10.427541       424,933     (9.68)%***   -            -           -
                                  1.50%      89,972      10.417184       937,255     (9.72)%***   -            -           -
                                  1.55%      44,847      10.406826       466,715     (9.77)%***   -            -           -
                                  1.60%      17,859      10.396491       185,671     (9.82)%***   -            -           -
                                  1.65%       8,833      10.386136        91,741     (9.86)%***   -            -           -
                                  1.70%       9,380      10.375788        97,325     (9.91)%***   -            -           -
                                  1.75%       8,593      10.365465        89,070     (9.95)%***   -            -           -
                                  1.80%          84      10.355142           870    (10.00)%***   -            -           -
                                  1.85%         291      10.344815         3,010    (10.04)%***   -            -           -


                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
                                  1.90%         508      10.334497         5,250    (10.09)%***    -           -           -
                                  1.95%         196      10.324178         2,024    (10.14)%***    -           -           -
                                  2.00%         216      10.313873         2,228    (10.18)%***    -           -           -
Dreyfus IP - European Equities
  Fund:
     Tax and non-tax
       qualified ...............  0.95%     425,730      12.521432     5,330,749     (2.92)%     110.29%***    -           -
                                  1.00%     208,417      12.513519     2,608,030     (2.97)%     110.22%***    -           -
                                  1.05%      33,115      12.505588       414,123     (3.02)%     110.16%***    -           -
                                  1.10%       9,132      12.497666       114,129     (3.07)%     110.09%***    -           -
                                  1.15%       6,234      12.489736        77,861     (3.12)%     110.03%***    -           -
                                  1.20%     432,778      12.481806     5,401,851     (3.17)%     109.96%***    -           -
                                  1.25%      22,568      12.473885       281,511     (3.22)%     109.90%***    -           -
                                  1.30%      44,415      12.465971       553,676     (3.27)%     109.84%***    -           -
                                  1.35%       9,752      12.458039       121,491     (3.31)%     109.77%***    -           -
                                  1.40%       5,440      12.450126        67,729     (3.36)%     109.71%***    -           -
                                  1.45%         764      12.442209         9,506     (3.41)%     109.64%***    -           -
                                  1.50%       9,446      12.434292       117,454     (3.46)%     109.58%***    -           -
                                  1.55%       2,657      12.426374        33,017     (3.51)%     109.51%***    -           -
                                  1.60%       3,612      12.418459        44,855     (3.56)%     109.45%***    -           -
                                  1.65%       6,339      12.410545        78,670     (3.61)%     109.38%***    -           -
                                  1.70%         760      12.402636         9,426     (3.66)%     109.32%***    -           -
                                  1.80%       1,937      12.386804        23,993     (3.75)%     109.19%***    -           -
     Extra Value ...............  0.95%     170,601      12.381637     2,112,320     (2.66)%***    -           -           -
                                  1.00%     163,597      12.371216     2,023,894     (2.71)%***    -           -           -
                                  1.05%       5,783      12.360784        71,482     (2.76)%***    -           -           -
                                  1.10%      17,875      12.350364       220,763     (2.81)%***    -           -           -
                                  1.15%       6,458      12.339938        79,691     (2.86)%***    -           -           -
                                  1.20%       5,325      12.329516        65,655     (2.91)%***    -           -           -
                                  1.25%         756      12.319107         9,313     (2.96)%***    -           -           -
                                  1.30%         900      12.308685        11,078     (3.01)%***    -           -           -
                                  1.35%         242      12.298291         2,976     (3.06)%***    -           -           -
                                  1.40%         447      12.287862         5,493     (3.10)%***    -           -           -
                                  1.45%         527      12.277474         6,470     (3.15)%***    -           -           -
                                  1.50%         419      12.267075         5,140     (3.20)%***    -           -           -
                                  1.55%       3,356      12.256688        41,133     (3.25)%***    -           -           -
                                  1.60%       3,291      12.246288        40,303     (3.30)%***    -           -           -
                                  1.65%       2,609      12.235904        31,923     (3.35)%***    -           -           -
                                  1.70%         277      12.225512         3,386     (3.40)%***    -           -           -
                                  1.75%         259      12.215141         3,164     (3.45)%***    -           -           -
                                  1.85%          42      12.194379           512     (3.54)%***    -           -           -
Dreyfus VIF - Appreciation
  Portfolio:
     Tax and non-tax
       qualified ...............  0.95%   5,496,898      14.363060    78,952,276     (1.59)%      10.40%      28.98%      15.48%***
                                  1.00%   3,112,371      14.340226    44,632,104     (1.64)%      10.34%      28.92%      15.43%***

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
                                  1.05%      824,612     14.317438    11,806,331     (1.69)%     10.29%       28.85%      15.37%***
                                  1.10%      275,207     13.420126     3,693,313     (1.74)%     10.23%       94.88%***    -
                                  1.15%       83,827     13.404933     1,123,695     (1.79)%     10.17%       94.82%***    -
                                  1.20%    1,334,422     13.195948    17,608,963     (1.84)%     10.12%       66.09%***    -
                                  1.25%      124,104     13.180436     1,635,745     (1.89)%     10.06%       66.03%***    -
                                  1.30%      342,791     13.164923     4,512,817     (1.94)%     10.01%       65.97%***    -
                                  1.35%       24,994     13.344202       333,525     (1.99)%      9.95%       94.58%***    -
                                  1.40%       41,854     13.329025       557,873     (2.03)%      9.90%       94.51%***    -
                                  1.45%       12,502     13.313894       166,450     (2.08)%      9.84%       94.45%***    -
                                  1.50%       52,941     13.298747       704,049     (2.13)%      9.78%       94.39%***    -
                                  1.55%        4,185     13.283611        55,592     (2.18)%      9.73%       94.33%***    -
                                  1.65%        5,853     13.253384        77,572     (2.28)%      9.62%       94.20%***    -
                                  1.70%        2,517      9.946799        25,036     (2.33)%      2.77%***     -           -
                                  1.75%        1,913      9.938414        19,012     (2.38)%      2.72%***     -           -
                                  1.80%        6,835      9.930036        67,872     (2.43)%      2.66%***     -           -
                                  1.90%           28      9.913289           278     (2.53)%      2.56%***     -           -
        Extra Value ............  0.95%      463,848     13.335902     6,185,831     (1.73)%***   -            -           -
                                  1.00%      249,020     13.320761     3,317,136     (1.77)%***   -            -           -
                                  1.05%       34,390     13.305621       457,580     (1.82)%***   -            -           -
                                  1.10%       75,371     13.290516     1,001,719     (1.87)%***   -            -           -
                                  1.15%       16,219     13.275397       215,314     (1.92)%***   -            -           -
                                  1.20%       33,946     13.260303       450,134     (1.97)%***   -            -           -
                                  1.25%       20,313     10.687361       217,092     (2.02)%***   -            -           -
                                  1.30%        3,093     10.676781        33,023     (2.07)%***   -            -           -
                                  1.35%        3,597     10.666195        38,366     (2.12)%***   -            -           -
                                  1.40%        4,404     10.655601        46,927     (2.17)%***   -            -           -
                                  1.45%        3,496     10.645035        37,215     (2.22)%***   -            -           -
                                  1.50%        7,007     10.634443        74,516     (2.27)%***   -            -           -
                                  1.55%        6,831     10.623866        72,572     (2.32)%***   -            -           -
                                  1.60%        5,159     10.613306        54,754     (2.37)%***   -            -           -
                                  1.65%        4,188     10.602746        44,404     (2.42)%***   -            -           -
                                  1.70%        4,232     10.592201        44,826     (2.46)%***   -            -           -
                                  1.75%          240     10.581647         2,540     (2.51)%***   -            -           -
                                  1.80%          147     10.571091         1,554     (2.56)%***   -            -           -
                                  1.85%          196     10.560568         2,070     (2.61)%***   -            -           -
                                  1.90%          188     10.550036         1,983     (2.66)%***   -            -           -
                                  1.95%          197     10.539499         2,076     (2.71)%***   -            -           -

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
Federated Quality Bond Fund II:
     Tax and non-tax
       qualified ..............  0.95%      1,638,098    10.729245    17,575,555       9.41%     (2.90)%***    -            -
                                 1.00%        789,960    10.720271     8,468,585       9.35%     (2.95)%***    -            -
                                 1.05%        219,014    10.711288     2,345,922       9.30%     (3.00)%***    -            -
                                 1.10%         64,540    10.702323       690,728       9.24%     (3.05)%***    -            -
                                 1.15%         25,498    10.693364       272,659       9.19%     (3.10)%***    -            -
                                 1.20%      1,148,950    10.684388    12,275,828       9.13%     (3.15)%***    -            -
                                 1.25%         69,524    10.675429       742,199       9.08%     (3.20)%***    -            -
                                 1.30%        467,538    10.666472     4,986,981       9.02%     (3.25)%***    -            -
                                 1.35%         41,480    10.657518       442,074       8.97%     (3.30)%***    -            -
                                 1.40%         64,102    10.648571       682,595       8.91%     (3.35)%***    -            -
                                 1.45%          8,231    10.639621        87,575       8.86%     (3.40)%***    -            -
                                 1.50%         14,453    10.630687       153,645       8.80%     (3.45)%***    -            -
                                 1.55%          4,717    10.621724        50,103       8.75%     (3.50)%***    -            -
                                 1.60%            249    10.612780         2,643       8.69%     (3.55)%***    -            -
                                 1.65%          3,615    10.603847        38,333       8.64%     (3.60)%***    -            -
                                 1.70%            517    10.594913         5,478       8.58%     (3.65)%***    -            -
                                 1.75%            609    10.585977         6,447       8.53%     (3.69)%***    -            -
                                 1.80%          2,293    10.577071        24,253       8.47%     (3.74)%***    -            -
                                 1.90%            221    10.559225         2,334       8.36%     (3.84)%***    -            -
        Extra Value ...........  0.95%        699,097    10.570472     7,389,785      10.22%***   -            -            -
                                 1.00%        507,768    10.561450     5,362,766      10.17%***   -            -            -
                                 1.05%         56,131    10.552420       592,318      10.11%***   -            -            -
                                 1.10%        127,164    10.543392     1,340,740      10.06%***   -            -            -
                                 1.15%         54,241    10.534356       571,394      10.00%***   -            -            -
                                 1.20%         27,245    10.525342       286,763       9.95%***   -            -            -
                                 1.25%          6,445    10.516326        67,778       9.89%***   -            -            -
                                 1.30%          1,419    10.507323        14,910       9.84%***   -            -            -
                                 1.35%            564    10.498298         5,921       9.78%***   -            -            -
                                 1.40%          8,311    10.489298        87,177       9.73%***   -            -            -
                                 1.45%          2,904    10.480307        30,435       9.67%***   -            -            -
                                 1.50%          1,319    10.471308        13,812       9.62%***   -            -            -
                                 1.55%          4,658    10.462281        48,733       9.56%***   -            -            -
                                 1.60%          1,021    10.453285        10,673       9.51%***   -            -            -
                                 1.65%          4,473    10.444309        46,717       9.45%***   -            -            -
                                 1.70%          2,272    10.435325        23,709       9.40%***   -            -            -
                                 1.80%             93    10.417362           969       9.29%***   -            -            -
Fidelity VIP - Equity-Income
  Portfolio - Service Class
  Shares:
        Tax and non-tax
          qualified ............. 0.95%    15,756,237    12.896641   203,202,532       7.28%      5.25%       10.48%       20.95%***
                                  1.00%    10,464,868    12.876144   134,747,147       7.23%      5.19%       10.43%       20.90%***
                                  1.05%     2,445,131    12.855639    31,433,721       7.17%      5.14%       10.37%       20.85%***
                                  1.10%       402,998    13.294130     5,357,508       7.12%      5.09%       71.85%** *    -
                                  1.15%       112,656    13.279061     1,495,966       7.07%      5.03%       71.79%** *    -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.20%      3,510,807     13.313013    46,739,419       7.01%       4.98%       55.40%***  -
                                  1.25%        330,677     13.297371     4,397,135       6.96%       4.93%       55.34%***  -
                                  1.30%        978,014     13.281731    12,989,719       6.91%       4.87%       55.28%***  -
                                  1.35%        127,583     13.218906     1,686,508       6.85%       4.82%       71.56%***  -
                                  1.40%         47,963     13.203880       633,298       6.80%       4.77%       71.50%***  -
                                  1.45%         42,818     13.188860       564,721       6.74%       4.71%       71.44%***  -
                                  1.50%        121,232     13.173869     1,597,094       6.69%       4.66%       71.38%***  -
                                  1.55%         10,644     13.158890       140,063       6.64%       4.61%       71.32%***  -
                                  1.60%          5,168     13.143893        67,928       6.58%       4.55%       71.26%***  -
                                  1.65%         59,631     13.128922       782,891       6.53%       4.50%       71.20%***  -
                                  1.70%          7,314      9.912757        72,502       6.47%     (10.37)%***    -         -
                                  1.75%          9,140      9.904395        90,526       6.42%     (10.42)%***    -         -
                                  1.80%         11,051      9.896058       109,361       6.37%     (10.47)%***    -         -
        Extra Value ............. 0.95%      2,744,291     13.207427    36,245,023      11.32%***    -            -         -
                                  1.00%      1,800,958     13.192435    23,759,021      11.26%***    -            -         -
                                  1.05%        181,494     13.177431     2,391,625      11.21%***    -            -         -
                                  1.10%        212,264     13.162452     2,793,915      11.15%***    -            -         -
                                  1.15%        136,707     13.147512     1,797,357      11.10%***    -            -         -
                                  1.20%         45,639     13.132529       599,355      11.04%***    -            -         -
                                  1.25%         25,569     11.140856       284,861      10.99%***    -            -         -
                                  1.30%            664     11.129809         7,390      10.93%***    -            -         -
                                  1.35%          3,377     11.118748        37,548      10.88%***    -            -         -
                                  1.40%         51,011     11.107740       566,617      10.82%***    -            -         -
                                  1.45%          4,714     11.096691        52,310      10.76%***    -            -         -
                                  1.50%         29,365     11.085675       325,531      10.71%***    -            -         -
                                  1.55%         11,143     11.074652       123,405      10.65%***    -            -         -
                                  1.60%          3,397     11.063636        37,583      10.60%***    -            -         -
                                  1.65%          3,955     11.052622        43,713      10.54%***    -            -         -
                                  1.75%            192     11.030626         2,118      10.43%***    -            -         -
                                  1.90%             94     10.997656         1,034      10.26%***    -            -         -
Fidelity VIP - Growth
  Portfolio - Service Class
  Shares:
        Tax and non-tax
          qualified ............. 0.95%     21,776,778     16.588646   361,247,261     (11.91)%     35.98%       38.05%     1.91%***
                                  1.00%     14,646,896     16.562294   242,586,198     (11.95)%     35.91%       37.98%     1.86%***
                                  1.05%      2,250,475     16.535951    37,213,744     (12.00)%     35.85%       37.92%     1.81%***
                                  1.10%      1,140,129     15.423665    17,584,968     (12.04)%     35.78%      115.71%***  -
                                  1.15%        366,478     15.406192     5,646,030     (12.08)%     35.71%      115.64%***  -
                                  1.20%      8,080,547     15.512519   125,349,639     (12.13)%     35.64%       90.27%***  -
                                  1.25%        621,780     15.494279     9,634,033     (12.17)%     35.57%       90.20%***  -
                                  1.30%      2,378,768     15.476056    36,813,947     (12.22)%     35.50%       90.14%***  -

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
                                  1.35%        284,354     15.336364     4,360,956   (12.26)%       35.43%     115.39%***  -
                                  1.40%        151,803     15.318941     2,325,461   (12.31)%       35.37%     115.32%***  -
                                  1.45%        110,853     15.301552     1,696,223   (12.35)%       35.30%     115.26%***  -
                                  1.50%        317,262     15.284127     4,849,073   (12.39)%       35.23%     115.19%***  -
                                  1.55%         38,013     15.266755       580,335   (12.44)%       35.16%     115.13%***  -
                                  1.60%         13,134     15.249368       200,285   (12.48)%       35.09%     115.06%***  -
                                  1.65%        152,649     15.232000     2,325,150   (12.53)%       35.02%     115.00%***  -
                                  1.70%         14,057     10.773174       151,439   (12.57)%       34.91%***    -         -
                                  1.75%         44,653     10.764092       480,649   (12.62)%       34.84%***    -         -
                                  1.80%         22,915     10.755009       246,451   (12.66)%       34.78%***    -         -
                                  1.85%             35     10.745932           376   (12.70)%       34.72%***    -         -
        Extra Value ............. 0.95%      5,691,730     15.337470    87,296,738   (14.34)%***     -           -         -
                                  1.00%      4,326,812     15.320062    66,287,028   (14.39)%***     -           -         -
                                  1.05%        395,142     15.302668     6,046,727   (14.43)%***     -           -         -
                                  1.10%        625,647     15.285279     9,563,189   (14.47)%***     -           -         -
                                  1.15%        262,234     15.267904     4,003,764   (14.52)%***     -           -         -
                                  1.20%        213,138     15.250538     3,250,469   (14.56)%***     -           -         -
                                  1.25%        689,694     11.377352     7,846,891   (14.60)%***     -           -         -
                                  1.30%         17,625     11.366086       200,327   (14.65)%***     -           -         -
                                  1.35%          9,588     11.354805       108,870   (14.69)%***     -           -         -
                                  1.40%        101,032     11.343541     1,146,061   (14.73)%***     -           -         -
                                  1.45%         59,620     11.332264       675,630   (14.78)%***     -           -         -
                                  1.50%         37,255     11.321010       421,764   (14.82)%***     -           -         -
                                  1.55%         39,860     11.309755       450,807   (14.86)%***     -           -         -
                                  1.60%         13,856     11.298506       156,552   (14.91)%***     -           -         -
                                  1.65%         19,531     11.287280       220,452   (14.95)%***     -           -         -
                                  1.70%         11,478     11.276035       129,426   (14.99)%***     -           -         -
                                  1.75%          4,590     11.264800        51,705   (15.04)%***     -           -         -
                                  1.80%            224     11.253585         2,521   (15.08)%***     -           -         -
                                  1.85%            258     11.242370         2,901   (15.12)%***     -           -         -
                                  1.90%            515     11.231151         5,784   (15.17)%***     -           -         -
                                  1.95%            169     11.219930         1,896   (15.21)%***     -           -         -
Fidelity VIP - High Income
  Portfolio - Service Class:
     Tax and non-tax
       qualified ................ 0.95%      9,388,426      7.866679    73,855,734   (23.34)%        7.05%      (5.33)%    7.84%***
                                  1.00%      5,152,252      7.854169    40,466,658   (23.38)%        6.99%      (5.38)%    7.79%***
                                  1.05%      1,663,688      7.841660    13,046,076   (23.42)%        6.94%      (5.43)%    7.74%***
                                  1.10%        253,701      8.615157     2,185,674   (23.46)%        6.89%      21.06%***  -
                                  1.15%         52,946      8.605370       455,620   (23.50)%        6.83%      21.01%***  -
                                  1.20%      2,070,355      8.478210    17,552,904   (23.54)%        6.78%      11.50%***  -
                                  1.25%        130,242      8.468211     1,102,917   (23.58)%        6.72%      11.45%***  -
                                  1.30%        519,542      8.458245     4,394,414   (23.61)%        6.67%      11.40%***  -
                                  1.35%         97,532      8.566348       835,493   (23.65)%        6.62%      20.80%***  -
                                  1.40%         41,716      8.556624       356,948   (23.69)%        6.56%      20.75%***  -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                 1.45%          9,766      8.546878        83,469     (23.73)%      6.51%      20.70%***   -
                                 1.50%         50,119      8.537159       427,874     (23.77)%      6.45%      20.64%***   -
                                 1.55%          6,995      8.527425        59,649     (23.81)%      6.40%      20.59%***   -
                                 1.60%            138      8.517712         1,175     (23.84)%      6.35%      20.54%***   -
                                 1.65%         17,765      8.508002       151,145     (23.88)%      6.29%      20.48%***   -
                                 1.70%          2,708      7.358723        19,927     (23.92)%     (4.92)%***   -          -
                                 1.75%          2,702      7.352510        19,866     (23.96)%     (4.97)%***   -          -
                                 1.80%          1,112      7.346312         8,169     (24.00)%     (5.02)%***   -          -
                                 1.90%            105      7.333907           770     (24.08)%     (5.12)%***   -          -
        Extra Value ...........  0.95%      1,020,379      8.555985     8,730,347     (23.66)%***   -           -          -
                                 1.00%        637,826      8.546256     5,451,024     (23.70)%***   -           -          -
                                 1.05%        135,807      8.536535     1,159,321     (23.74)%***   -           -          -
                                 1.10%        145,792      8.526829     1,243,143     (23.78)%***   -           -          -
                                 1.15%         47,715      8.517121       406,394     (23.82)%***   -           -          -
                                 1.20%         29,928      8.507421       254,610     (23.86)%***   -           -          -
                                 1.25%         25,504      7.983465       203,610     (23.90)%***   -           -          -
                                 1.30%          2,734      7.975536        21,805     (23.93)%***   -           -          -
                                 1.35%          3,578      7.967608        28,508     (23.97)%***   -           -          -
                                 1.40%         17,319      7.959698       137,854     (24.01)%***   -           -          -
                                 1.45%          4,520      7.951778        35,942     (24.05)%***   -           -          -
                                 1.50%         15,687      7.943867       124,615     (24.09)%***   -           -          -
                                 1.55%          1,192      7.935952         9,460     (24.13)%***   -           -          -
                                 1.65%            864      7.920163         6,843     (24.21)%***   -           -          -
                                 1.70%          2,839      7.912268        22,463     (24.25)%***   -           -          -
                                 1.75%            996      7.904376         7,873     (24.29)%***   -           -          -
                                 1.80%             52      7.896488           411     (24.32)%***   -           -          -
Fidelity VIP - Overseas
  Portfolio - Service Class
  Shares:
     Tax and non-tax
       qualified ..............  0.95%      4,123,737     12.485012    51,484,906     (19.92)%     41.11%      11.57%     (6.05)%***
                                 1.00%      1,932,170     12.465168    24,084,824     (19.96)%     41.04%      11.51%     (6.09)%***
                                 1.05%        438,863     12.445337     5,461,798     (20.00)%     40.97%      11.46%     (6.14)%***
                                 1.10%         96,077     13.731142     1,319,247     (20.04)%     40.90%      86.84%***   -
                                 1.15%         21,463     13.715591       294,378     (20.08)%     40.83%      86.78%***   -
                                 1.20%      1,464,152     12.702222    18,597,984     (20.12)%     40.76%      38.83%***   -
                                 1.25%         92,291     12.687275     1,170,921     (20.16)%     40.68%      38.77%***   -
                                 1.30%        398,358     12.672362     5,048,137     (20.20)%     40.61%      38.71%***   -
                                 1.35%         53,816     13.653448       734,774     (20.24)%     40.54%      86.53%***   -
                                 1.40%         18,077     13.637938       246,533     (20.28)%     40.47%      86.47%***   -
                                 1.45%         11,947     13.622435       162,747     (20.32)%     40.40%      86.41%***   -
                                 1.50%         28,532     13.606956       388,234     (20.36)%     40.33%      86.35%***   -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.55%          5,968     13.591466        81,114    (20.40)%      40.26%       86.29%***  -
                                  1.60%            488     13.576001        6,625    (20.44)%      40.19%       86.23%***  -
                                  1.65%         28,672     13.560524      388,807    (20.48)%      40.12%       86.17%***  -
                                  1.70%          6,048     10.379362       62,774    (20.52)%      45.98%***     -         -
                                  1.75%          2,324     10.370604       24,101    (20.56)%      45.91%***     -         -
                                  1.80%          4,336     10.361858       44,929    (20.60)%      45.85%***     -         -
                                  1.90%            201     10.344382        2,079    (20.68)%      45.71%***     -         -
        Extra Value ............  0.95%        537,740     13.653116    7,341,827    (17.35)%***    -            -         -
                                  1.00%        401,919     13.637615    5,481,217    (17.40)%***    -            -         -
                                  1.05%         26,639     13.622125      362,880    (17.44)%***    -            -         -
                                  1.10%         61,958     13.606646      843,041    (17.48)%***    -            -         -
                                  1.15%         43,939     13.591204      597,184    (17.52)%***    -            -         -
                                  1.20%         19,000     13.575732      257,939    (17.56)%***    -            -         -
                                  1.25%          6,898     11.112370       76,653    (17.61)%***    -            -         -
                                  1.30%          1,752     11.101354       19,450    (17.65)%***    -            -         -
                                  1.35%            658     11.090346        7,297    (17.69)%***    -            -         -
                                  1.40%          9,281     11.079343      102,827    (17.73)%***    -            -         -
                                  1.45%          3,337     11.068353       36,935    (17.77)%***    -            -         -
                                  1.50%         10,698     11.057354      118,292    (17.82)%***    -            -         -
                                  1.55%          7,731     11.046362       85,399    (17.86)%***    -            -         -
                                  1.60%            765     11.035367        8,442    (17.90)%***    -            -         -
                                  1.65%            937     11.024412       10,330    (17.94)%***    -            -         -
                                  1.75%            563     11.002467        6,194    (18.03)%***    -            -         -
                                  1.80%            132     10.991496        1,451    (18.07)%***    -            -         -
Fidelity VIP-II - Contrafund
  Portfolio - Service Class
  Shares:
      Tax and non-tax
        qualified ..............  0.95%     16,831,668     14.558242  245,039,496     (7.60)%      22.97%       28.70%    (2.79)%***
                                  1.00%      9,894,736     14.535120  143,821,175     (7.64)%      22.91%       28.64%    (2.84)%***
                                  1.05%      1,584,274     14.511996   22,990,978     (7.69)%      22.84%       28.57%    (2.89)%***
                                  1.10%        751,177     14.497111   10,889,896     (7.74)%      22.78%      111.05%***  -
                                  1.15%        184,536     14.480674    2,672,206     (7.78)%      22.72%      110.99%***  -
                                  1.20%      4,946,188     14.247834   70,472,466     (7.83)%      22.66%       77.92%***  -
                                  1.25%        373,809     14.231074    5,319,704     (7.88)%      22.60%       77.85%***  -
                                  1.30%      1,162,668     14.214337   16,526,555     (7.92)%      22.53%       77.79%***  -
                                  1.35%        192,839     14.415058    2,779,785     (7.97)%      22.47%      110.73%***  -
                                  1.40%         67,925     14.398684      978,031     (8.01)%      22.41%      110.67%***  -
                                  1.45%         41,709     14.382315      599,872     (8.06)%      22.35%      110.60%***  -
                                  1.50%        291,480     14.365961    4,187,390     (8.11)%      22.29%      110.54%***  -
                                  1.55%         37,010     14.349605      531,079     (8.15)%      22.22%      110.47%***  -
                                  1.60%          3,194     14.333260       45,780     (8.20)%      22.16%      110.41%***  -
                                  1.65%         63,843     14.316943      914,037     (8.25)%      22.10%      110.35%***  -
                                  1.70%          8,357     10.343090       86,437     (8.29)%      19.21%***     -         -
                                  1.75%         35,608     10.334368      367,986     (8.34)%      19.16%***     -         -
                                  1.80%         45,895     10.325655      473,896     (8.39)%      19.10%***     -         -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                 1.90%            332     10.308233         3,422      (8.48)%    18.99%***     -          -
        Extra Value ...........  0.95%      2,581,229     14.410328    37,196,357      (8.40)%***  -            -          -
                                 1.00%      2,022,841     14.393972    29,116,717      (8.45)%***  -            -          -
                                 1.05%        194,058     14.377618     2,790,092      (8.50)%***  -            -          -
                                 1.10%        361,817     14.361282     5,196,156      (8.54)%***  -            -          -
                                 1.15%        140,506     14.344951     2,015,552      (8.59)%***  -            -          -
                                 1.20%         76,091     14.328634     1,090,280      (8.63)%***  -            -          -
                                 1.25%         73,795     11.054900       815,796      (8.68)%***  -            -          -
                                 1.30%          7,415     11.043938        81,891      (8.73)%***  -            -          -
                                 1.35%          4,792     11.032970        52,870      (8.77)%***  -            -          -
                                 1.40%         84,404     11.022018       930,302      (8.82)%***  -            -          -
                                 1.45%         24,919     11.011080       274,385      (8.87)%***  -            -          -
                                 1.50%         50,885     11.000138       559,742      (8.91)%***  -            -          -
                                 1.55%         24,878     10.989205       273,389      (8.96)%***  -            -          -
                                 1.60%          7,403     10.978278        81,272      (9.00)%***  -            -          -
                                 1.65%          7,785     10.967361        85,381      (9.05)%***  -            -          -
                                 1.70%          2,034     10.956423        22,285      (9.10)%***  -            -          -
                                 1.75%          7,733     10.945527        84,642      (9.14)%***  -            -          -
                                 1.80%            466     10.934605         5,096      (9.19)%***  -            -          -
                                 1.90%            382     10.912808         4,169      (9.28)%***  -            -          -
                                 2.00%            160     10.891023         1,743      (9.37)%***  -            -          -
Fidelity VIP-III - Growth
  Opportunities Portfolio -
  Service Class Shares:
     Tax and non-tax
       qualified ..............  0.95%      7,163,757     10.858509    77,787,720     (17.96)%     3.19%       23.32%     24.79%***
                                 1.00%      4,836,376     10.841223    52,432,231     (18.00)%     3.14%       23.26%     24.74%***
                                 1.05%        852,312     10.823977     9,225,405     (18.04)%     3.09%       23.20%     24.69%***
                                 1.10%        143,713     10.389625     1,493,124     (18.08)%     3.04%       91.69%***   -
                                 1.15%         39,423     10.377837       409,125     (18.13)%     2.98%       91.63%***   -
                                 1.20%      1,453,017     10.463173    15,203,168     (18.17)%     2.93%       72.50%***   -
                                 1.25%        132,945     10.450878     1,389,392     (18.21)%     2.88%       72.44%***   -
                                 1.30%        393,066     10.438575     4,103,049     (18.25)%     2.83%       72.38%***   -
                                 1.35%         61,854     10.330777       639,000     (18.29)%     2.78%       91.38%***   -
                                 1.40%         28,632     10.319040       295,455     (18.33)%     2.72%       91.32%***   -
                                 1.45%         31,989     10.307281       329,720     (18.37)%     2.67%       91.26%***   -
                                 1.50%         34,764     10.295564       357,915     (18.41)%     2.62%       91.20%***   -
                                 1.55%         23,068     10.283843       237,228     (18.46)%     2.57%       91.14%***   -
                                 1.65%         14,299     10.260418       146,714     (18.54)%     2.46%       91.01%***   -
                                 1.70%          4,832      8.036133        38,831     (18.58)%    (1.96)%***    -          -
                                 1.75%         13,894      8.029346       111,560     (18.62)%    (2.01)%***    -          -
                                 1.80%          5,424      8.022575        43,514     (18.66)%    (2.06)%***    -          -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
        Extra Value ...........  0.95%        540,031   10.317848     5,571,958     (16.33)%***     -               -         -
                                 1.00%        463,101   10.306132     4,772,780     (16.37)%***     -               -         -
                                 1.05%         52,128   10.294409       536,627     (16.41)%***     -               -         -
                                 1.10%        106,268   10.282724     1,092,725     (16.46)%***     -               -         -
                                 1.15%         38,797   10.270998       398,484     (16.50)%***     -               -         -
                                 1.20%         14,811   10.259307       151,951     (16.54)%***     -               -         -
                                 1.25%         17,450    8.336162       145,466     (16.58)%***     -               -         -
                                 1.30%            564    8.327889         4,697     (16.63)%***     -               -         -
                                 1.35%            237    8.319614         1,972     (16.67)%***     -               -         -
                                 1.40%         15,755    8.311348       130,945     (16.71)%***     -               -         -
                                 1.45%         18,700    8.303083       155,268     (16.75)%***     -               -         -
                                 1.50%          4,834    8.294830        40,097     (16.79)%***     -               -         -
                                 1.55%         10,669    8.286578        88,410     (16.84)%***     -               -         -
                                 1.60%          2,899    8.278325        23,999     (16.88)%***     -               -         -
                                 1.65%          1,648    8.270092        13,629     (16.92)%***     -               -         -
                                 1.70%          1,710    8.261845        14,128     (16.96)%***     -               -         -
                                 1.75%          3,552    8.253601        29,317     (17.01)%***     -               -         -
                                 1.80%             94    8.245368           775     (17.05)%***     -               -         -
                                 1.85%            118    8.237132           972     (17.09)%***     -               -         -
                                 1.90%            130    8.228905         1,070     (17.13)%***     -               -         -
                                 1.95%            118    8.220689           970     (17.18)%***     -               -         -
Janus Aspen Series Capital
  Appreciation Portfolio -
  Service Shares:
     Tax and non-tax
       qualified ..............   0.95%     9,411,277    8.164119    76,834,785     (19.72)%***     -               -         -
                                  1.00%     6,347,257    8.160311    51,795,591     (19.76)%***     -               -         -
                                  1.05%       803,607    8.156515     6,554,633     (19.80)%***     -               -         -
                                  1.10%       585,869    8.152720     4,776,426     (19.84)%***     -               -         -
                                  1.15%       310,561    8.148922     2,530,737     (19.89)%***     -               -         -
                                  1.20%     6,411,081    8.145127    52,219,069     (19.93)%***     -               -         -
                                  1.25%       409,936    8.141323     3,337,421     (19.97)%***     -               -         -
                                  1.30%     2,424,845    8.137529    19,732,247     (20.01)%***     -               -         -
                                  1.35%       408,367    8.133724     3,321,544     (20.05)%***     -               -         -
                                  1.40%       205,198    8.129929     1,668,245     (20.09)%***     -               -         -
                                  1.45%        74,713    8.126129       607,127     (20.13)%***     -               -         -
                                  1.50%       389,193    8.122329     3,161,154     (20.17)%***     -               -         -
                                  1.55%        43,414    8.118530       352,458     (20.21)%***     -               -         -
                                  1.60%        25,619    8.114733       207,891     (20.25)%***     -               -         -
                                  1.65%       123,519    8.110923     1,001,853     (20.29)%***     -               -         -
                                  1.70%        21,395    8.107133       173,452     (20.33)%***     -               -         -
                                  1.75%        48,477    8.103330       392,825     (20.38)%***     -               -         -
                                  1.80%        50,621    8.099528       410,006     (20.42)%***     -               -         -
        Extra Value ............  0.95%     5,171,200   12.585443    65,081,843     (20.01)%***     -               -         -
                                  1.00%     4,279,748   12.573144    53,809,888     (20.05)%***     -               -         -
                                  1.05%       427,395   12.560833     5,368,437     (20.09)%***     -               -         -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.10%        841,186    12.548531    10,555,649     (20.13)%***     -             -          -
                                  1.15%        372,633    12.536247     4,671,419     (20.17)%***     -             -          -
                                  1.20%        288,715    12.523953     3,615,853     (20.22)%***     -             -          -
                                  1.25%        140,690    12.511670     1,760,267     (20.26)%***     -             -          -
                                  1.30%         11,263    12.499399       140,781     (20.30)%***     -             -          -
                                  1.35%         23,965    12.487127       299,254     (20.34)%***     -             -          -
                                  1.40%        118,431    12.474860     1,477,410     (20.38)%***     -             -          -
                                  1.45%         59,411    12.462604       740,416     (20.42)%***     -             -          -
                                  1.50%         72,579    12.450342       903,633     (20.46)%***     -             -          -
                                  1.55%         42,015    12.438108       522,587     (20.50)%***     -             -          -
                                  1.60%         30,634    12.425863       380,654     (20.54)%***     -             -          -
                                  1.65%         15,806    12.413636       196,210     (20.58)%***     -             -          -
                                  1.70%         10,872    12.401389       134,828     (20.62)%***     -             -          -
                                  1.75%          3,388    12.389174        41,975     (20.66)%***     -             -          -
                                  1.80%            127    12.376958         1,572     (20.71)%***     -             -          -
                                  1.85%            225    12.364740         2,782     (20.75)%***     -             -          -
                                  1.90%            399    12.352534         4,929     (20.79)%***     -             -          -
                                  1.95%            151    12.340340         1,863     (20.83)%***     -             -          -
                                  2.00%             42    12.328129           518     (20.87)%***     -             -          -
Janus Aspen Series Global
  Technology Portfolio -
  Service Shares:
     Tax and non-tax
       qualified ...............  0.95%      8,158,988     6.524649    53,234,533     (37.33)%***     -             -          -
                                  1.00%      4,867,293     6.521611    31,742,592     (37.37)%***     -             -          -
                                  1.05%        565,403     6.518569     3,685,618     (37.40)%***     -             -          -
                                  1.10%        510,539     6.515527     3,326,431     (37.43)%***     -             -          -
                                  1.15%        242,219     6.512483     1,577,447     (37.47)%***     -             -          -
                                  1.20%      4,740,967     6.509446    30,861,069     (37.50)%***     -             -          -
                                  1.25%        398,913     6.506406     2,595,490     (37.53)%***     -             -          -
                                  1.30%      1,251,253     6.503356     8,137,344     (37.56)%***     -             -          -
                                  1.35%        276,658     6.500322     1,798,366     (37.60)%***     -             -          -
                                  1.40%        128,053     6.497274       831,995     (37.63)%***     -             -          -
                                  1.45%         66,776     6.494235       433,659     (37.66)%***     -             -          -
                                  1.50%        287,381     6.491188     1,865,444     (37.69)%***     -             -          -
                                  1.55%         31,984     6.488148       207,517     (37.73)%***     -             -          -
                                  1.60%         10,258     6.485104        66,524     (37.76)%***     -             -          -
                                  1.65%        101,925     6.482069       660,685     (37.79)%***     -             -          -
                                  1.70%         12,689     6.479020        82,212     (37.82)%***     -             -          -
                                  1.75%          7,738     6.475985        50,111     (37.86)%***     -             -          -
                                  1.80%         12,017     6.472936        77,785     (37.89)%***     -             -          -
                                  2.00%            261     6.460766         1,686     (38.02)%***     -             -          -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
        Extra Value ............  0.95%      6,204,193     6.499606    40,324,810     (37.65)%***     -             -           -
                                  1.00%      4,140,670     6.496489    26,899,817     (37.68)%***     -             -           -
                                  1.05%        542,434     6.493376     3,522,228     (37.71)%***     -             -           -
                                  1.10%        910,169     6.490254     5,907,228     (37.75)%***     -             -           -
                                  1.15%        458,793     6.487133     2,976,251     (37.78)%***     -             -           -
                                  1.20%        343,621     6.484019     2,228,045     (37.81)%***     -             -           -
                                  1.25%        135,381     6.480897       877,390     (37.84)%***     -             -           -
                                  1.30%         10,160     6.477790        65,814     (37.88)%***     -             -           -
                                  1.35%         12,722     6.474660        82,371     (37.91)%***     -             -           -
                                  1.40%         92,047     6.471546       595,686     (37.94)%***     -             -           -
                                  1.45%         47,294     6.468423       305,918     (37.98)%***     -             -           -
                                  1.50%         50,903     6.465306       329,103     (38.01)%***     -             -           -
                                  1.55%         56,670     6.462183       366,212     (38.04)%***     -             -           -
                                  1.60%         20,518     6.459071       132,527     (38.07)%***     -             -           -
                                  1.65%         12,801     6.455949        82,643     (38.11)%***     -             -           -
                                  1.70%         13,276     6.452837        85,668     (38.14)%***     -             -           -
                                  1.75%          5,495     6.449714        35,441     (38.17)%***     -             -           -
                                  1.80%             25     6.446598           161     (38.20)%***     -             -           -
                                  1.85%            310     6.443478         1,997     (38.24)%***     -             -           -
                                  1.90%            226     6.440358         1,456     (38.27)%***     -             -           -
                                  1.95%            158     6.437232         1,017     (38.30)%***     -             -           -
                                  2.00%             66     6.434118           425     (38.33)%***     -             -           -
Janus Aspen Series International
  Growth Portfolio - Service
  Shares:
     Tax and non-tax
       qualified ...............  0.95%      7,884,779     8.200976    64,662,883     (19.33)%***     -             -           -
                                  1.00%      4,584,519     8.197162    37,580,045     (19.37)%***     -             -           -
                                  1.05%        554,608     8.193350     4,544,097     (19.41)%***     -             -           -
                                  1.10%        497,855     8.189524     4,077,195     (19.45)%***     -             -           -
                                  1.15%        251,431     8.185713     2,058,142     (19.49)%***     -             -           -
                                  1.20%      5,319,082     8.181886    43,520,123     (19.53)%***     -             -           -
                                  1.25%        298,709     8.178071     2,442,863     (19.57)%***     -             -           -
                                  1.30%      2,284,129     8.174255    18,671,053     (19.61)%***     -             -           -
                                  1.35%        256,927     8.170438     2,099,206     (19.65)%***     -             -           -
                                  1.40%        106,213     8.166613       867,400     (19.70)%***     -             -           -
                                  1.45%         61,800     8.162793       504,461     (19.74)%***     -             -           -
                                  1.50%        276,666     8.158972     2,257,310     (19.78)%***     -             -           -
                                  1.55%         25,393     8.155155       207,084     (19.82)%***     -             -           -
                                  1.60%         19,477     8.151333       158,764     (19.86)%***     -             -           -
                                  1.65%         86,294     8.147522       703,082     (19.90)%***     -             -           -
                                  1.70%         15,135     8.143702       123,255     (19.94)%***     -             -           -
                                  1.75%         51,515     8.139885       419,326     (19.98)%***     -             -           -
                                  1.80%         49,861     8.136062       405,672     (20.02)%***     -             -           -
                                  1.90%              7     8.128419            57     (20.11)%***     -             -           -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
        Extra Value ...........  0.95%      3,481,085     14.439886   50,266,471     (19.56)%***    -            -           -
                                 1.00%      2,332,564     14.425767   33,649,025     (19.61)%***    -            -          -
                                 1.05%        313,797     14.411653    4,522,333     (19.65)%***    -            -          -
                                 1.10%        419,099     14.397554    6,034,000     (19.69)%***    -            -          -
                                 1.15%        226,581     14.383456    3,259,018     (19.73)%***    -            -          -
                                 1.20%        129,993     14.369363    1,867,917     (19.77)%***    -            -          -
                                 1.25%         98,855     14.355273    1,419,091     (19.81)%***    -            -          -
                                 1.30%         11,599     14.341204      166,344     (19.85)%***    -            -          -
                                 1.35%         17,844     14.327122      255,653     (19.89)%***    -            -          -
                                 1.40%        101,352     14.313062    1,450,657     (19.93)%***    -            -          -
                                 1.45%         32,293     14.298996      461,757     (19.98)%***    -            -          -
                                 1.50%         28,746     14.284951      410,635     (20.02)%***    -            -          -
                                 1.55%         24,232     14.270906      345,813     (20.06)%***    -            -          -
                                 1.60%         21,498     14.256879      306,494     (20.10)%***    -            -          -
                                 1.65%         14,610     14.242852      208,088     (20.14)%***    -            -          -
                                 1.70%          7,282     14.228817      103,614     (20.18)%***    -            -          -
                                 1.75%          3,356     14.214801       47,705     (20.22)%***    -            -          -
                                 1.80%            374     14.200799        5,311     (20.26)%***    -            -          -
                                 1.85%            161     14.186795        2,284     (20.30)%***    -            -          -
                                 1.90%            231     14.172799        3,274     (20.34)%***    -            -          -
                                 1.95%             67     14.158803          949     (20.39)%***    -            -          -
                                 2.00%             36     14.144816          509     (20.43)%***    -            -          -
Morgan Stanley: UIF - Emerging
  Markets Debt Portfolio:
     Tax and non-tax
       qualified ..............  0.95%        638,919     10.456971    6,681,157      10.33%       28.15%      (29.06)%    26.34%***
                                 1.00%        234,648     10.440316    2,449,799      10.28%       28.08%      (29.10)%    26.29%***
                                 1.05%         57,428     10.423703      598,612      10.22%       28.02%      (29.13)%    26.23%***
                                 1.10%          6,901     16.063592      110,855      10.17%       27.95%       55.40%***   -
                                 1.15%            756     16.045362       12,130      10.11%       27.89%       55.35%***   -
                                 1.20%        203,365     16.037786    3,261,524      10.06%       27.82%       41.92%***   -
                                 1.25%          5,241     16.018934       83,955      10.00%       27.76%       41.86%***   -
                                 1.30%         19,928     16.000072      318,849       9.95%       27.70%       41.80%***   -
                                 1.35%          1,667     15.972670       26,626       9.89%       27.63%       55.12%***   -
                                 1.40%            129     15.954543        2,058       9.84%       27.57%       55.06%***   -
                                 1.45%            599     15.936413        9,546       9.78%       27.50%       55.00%***   -
                                 1.50%          4,475     15.918288       71,234       9.73%       27.44%       54.95%***   -
                                 1.65%          1,839     15.863998       29,174       9.56%       27.24%       54.77%***   -
                                 1.75%            724     12.265925        8,881       9.45%       18.14%***     -          -
                                 1.80%            583     12.255588        7,145       9.39%       18.09%***     -          -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
        Extra Value ............  0.95%        163,640   15.979082   2,614,817      10.74%***        -              -         -
                                  1.00%         43,692   15.960957     697,366      10.69%***        -              -         -
                                  1.05%          5,856   15.942814      93,361      10.63%***        -              -         -
                                  1.10%          6,106   15.924724      97,236      10.58%***        -              -         -
                                  1.15%          1,591   15.906633      25,307      10.52%***        -              -         -
                                  1.20%          1,272   15.888526      20,210      10.47%***        -              -         -
                                  1.25%            197   14.604374       2,877      10.41%***        -              -         -
                                  1.35%             34   14.575438         496      10.30%***        -              -         -
                                  1.40%            627   14.560973       9,130      10.25%***        -              -         -
                                  1.45%            665   14.546537       9,673      10.19%***        -              -         -
                                  1.50%          2,924   14.532088      42,492      10.14%***        -              -         -
                                  1.55%            339   14.517655       4,921      10.08%***        -              -         -
                                  1.70%            128   14.474409       1,853       9.91%***        -              -         -
Morgan Stanley: UIF - Mid Cap
  Growth Portfolio:
     Tax and non-tax
       qualified ...............  0.95%        108,847    8.634485     939,838     (20.36)%***       -              -         -
                                  1.00%         75,294    8.631598     649,908     (20.40)%***       -              -         -
                                  1.05%         11,969    8.628712     103,277     (20.44)%***       -              -         -
                                  1.10%          6,104    8.625825      52,652     (20.49)%***       -              -         -
                                  1.15%          4,572    8.622944      39,424     (20.53)%***       -              -         -
                                  1.20%        358,904    8.620055   3,093,772     (20.57)%***       -              -         -
                                  1.25%         15,635    8.617166     134,729     (20.62)%***       -              -         -
                                  1.30%         28,091    8.614274     241,984     (20.66)%***       -              -         -
                                  1.35%          2,369    8.611387      20,400     (20.70)%***       -              -         -
                                  1.45%            110    8.605609         947     (20.79)%***       -              -         -
                                  1.50%         54,925    8.602719     472,504     (20.83)%***       -              -         -
                                  1.55%            492    8.599825       4,231     (20.87)%***       -              -         -
                                  1.60%            323    8.596944       2,777     (20.92)%***       -              -         -
                                  1.65%          2,136    8.594047      18,357     (20.96)%***       -              -         -
                                  1.70%            398    8.591151       3,419     (21.00)%***       -              -         -
                                  1.75%            623    8.588260       5,350     (21.05)%***       -              -         -
                                  1.80%          1,769    8.585371      15,188     (21.09)%***       -              -         -
        Extra Value ............  0.95%         65,694   12.628696     829,630     (20.64)%***       -              -         -
                                  1.00%         65,347   12.621058     824,748     (20.68)%***       -              -         -
                                  1.05%          8,617   12.613403     108,690     (20.73)%***       -              -         -
                                  1.10%          1,926   12.605756      24,279     (20.77)%***       -              -         -
                                  1.15%            384   12.598107       4,838     (20.81)%***       -              -         -
                                  1.20%          5,252   12.590455      66,125     (20.86)%***       -              -         -
                                  1.25%            212   12.582807       2,668     (20.90)%***       -              -         -
                                  1.30%            229   12.575160       2,880     (20.94)%***       -              -         -
                                  1.35%             80   12.567519       1,005     (20.99)%***       -              -         -
                                  1.40%          6,673   12.559870      83,812     (21.03)%***       -              -         -
                                  1.45%          1,543   12.552234      19,368     (21.07)%***       -              -         -
                                  1.50%            649   12.544592       8,141     (21.12)%***       -              -         -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.75%            122     12.506378      1,526      (21.33)%***       -          -           -
Morgan Stanley: UIF - U.S.
  Real Estate Portfolio:
     Tax and non-tax
       qualified ..............   0.95%      2,318,276     10.987658  25,472,424      14.75%***        -          -           -
                                  1.00%      1,292,468     10.970158  14,178,578      14.70%***        -          -           -
                                  1.05%        253,822     10.952709   2,780,039      14.64%***        -          -           -
                                  1.10%         38,231     12.601811     481,780      14.59%***        -          -           -
                                  1.15%         14,065     12.587517     177,043      14.54%***        -          -           -
                                  1.20%        717,713     12.974262   9,311,797      14.49%***        -          -           -
                                  1.25%         13,214     12.959009     171,240      14.44%***        -          -           -
                                  1.30%        207,408     12.943746   2,684,636      14.38%***        -          -           -
                                  1.35%         19,957     12.530461     250,070      14.33%***        -          -           -
                                  1.40%         11,941     12.516221     149,456      14.28%***        -          -           -
                                  1.45%          4,423     12.501983      55,296      14.23%***        -          -           -
                                  1.50%          9,076     12.487759     113,339      14.18%***        -          -           -
                                  1.55%          2,042     12.473542      25,471      14.12%***        -          -           -
                                  1.60%          6,281     12.459341      78,257      14.07%***        -          -           -
                                  1.65%            481     12.445148       5,986      14.02%***        -          -           -
                                  1.75%          1,376     11.336655      15,599      13.91%***        -          -           -
                                  1.80%          5,727     11.327088      64,870      13.86%***        -          -           -
        Extra Value ............  0.95%        415,481     12.486344   5,187,839      24.59%***        -          -           -
                                  1.00%        248,471     12.474020   3,099,432      24.53%***        -          -           -
                                  1.05%          8,827     12.461667     109,999      24.47%***        -          -           -
                                  1.10%         58,343     12.449327     726,331      24.41%***        -          -           -
                                  1.15%          3,765     12.437001      46,825      24.35%***        -          -           -
                                  1.20%         15,757     12.424677     195,776      24.28%***        -          -           -
                                  1.25%          3,052     12.412379      37,883      24.22%***        -          -           -
                                  1.30%          1,090     12.400059      13,516      24.16%***        -          -           -
                                  1.35%            391     12.387770       4,844      24.10%***        -          -           -
                                  1.40%          7,954     12.375485      98,435      24.04%***        -          -           -
                                  1.45%          1,019     12.363181      12,598      23.98%***        -          -           -
                                  1.50%          2,698     12.350886      33,323      23.91%***        -          -           -
                                  1.55%            104     12.338621       1,283      23.85%***        -          -           -
                                  1.65%             14     12.314073         172      23.73%***        -          -           -
                                  1.70%            693     12.301819       8,525      23.67%***        -          -           -
                                  1.85%            469     12.265070       5,752      23.48%***        -          -           -
Nationwide SAT -
  Balanced Fund - J.P. Morgan:
     Tax and non-tax
       qualified ...............  0.95%      4,138,035     10.694236  44,253,123      (1.29)%      (0.09)%     7.04%       8.09%***
                                  1.00%      2,446,285     10.677219  26,119,521      (1.34)%      (0.14)%     6.99%       8.04%***

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.05%        526,287    10.660231    5,610,341      (1.39)%      (0.19)%       6.93%     7.99%***
                                  1.10%        156,661    10.498193    1,644,657      (1.44)%      (0.24)%      26.90%***   -
                                  1.15%         47,682    10.486281      500,007      (1.49)%      (0.29)%      26.84%***   -
                                  1.20%        871,418    10.570325    9,211,171      (1.54)%      (0.34)%      23.13%***   -
                                  1.25%         68,148    10.557899      719,500      (1.59)%      (0.39)%      23.07%***   -
                                  1.30%        237,382    10.545461    2,503,303      (1.64)%      (0.44)%      23.02%***   -
                                  1.35%         61,006    10.438746      636,826      (1.69)%      (0.49)%      26.63%***   -
                                  1.40%         33,145    10.426893      345,599      (1.74)%      (0.54)%      26.58%***   -
                                  1.45%          8,969    10.415037       93,412      (1.79)%      (0.59)%      26.52%***   -
                                  1.50%         30,191    10.403190      314,083      (1.84)%      (0.64)%      26.47%***   -
                                  1.55%          4,200    10.391332       43,644      (1.89)%      (0.69)%      26.41%***   -
                                  1.60%          3,402    10.379505       35,311      (1.94)%      (0.75)%      26.36%***   -
                                  1.65%          5,332    10.367680       55,280      (1.99)%      (0.80)%      26.31%***   -
                                  1.70%            340     9.288391        3,158      (2.04)%      (7.79)%***    -          -
                                  1.75%          5,308     9.280546       49,261      (2.09)%      (7.84)%***    -          -
                                  1.80%            190     9.272721        1,762      (2.14)%      (7.89)%***    -          -
        Extra Value ............  0.95%        442,589    10.428050    4,615,340      (1.65)%***    -            -          -
                                  1.00%        469,137    10.416199    4,886,624      (1.70)%***    -            -          -
                                  1.05%         61,043    10.404344      635,112      (1.75)%***    -            -          -
                                  1.10%        103,302    10.392519    1,073,568      (1.80)%***    -            -          -
                                  1.15%         36,339    10.380700      377,224      (1.85)%***    -            -          -
                                  1.20%         21,002    10.368880      217,767      (1.90)%***    -            -          -
                                  1.25%          7,636     9.694005       74,023      (1.95)%***    -            -          -
                                  1.30%          1,182     9.684406       11,447      (2.00)%***    -            -          -
                                  1.35%          1,365     9.674767       13,206      (2.05)%***    -            -          -
                                  1.40%         20,784     9.665171      200,881      (2.10)%***    -            -          -
                                  1.45%          7,049     9.655579       68,062      (2.15)%***    -            -          -
                                  1.50%          8,305     9.645974       80,110      (2.19)%***    -            -          -
                                  1.55%         11,727     9.636383      113,006      (2.24)%***    -            -          -
                                  1.65%          3,217     9.617195       30,939      (2.34)%***    -            -          -
                                  1.70%            209     9.607615        2,008      (2.39)%***    -            -          -
                                  1.75%          1,342     9.598052       12,881      (2.44)%***    -            -          -
Nationwide SAT - Capital
  Appreciation Fund:
     Tax and non-tax
       qualified ...............  0.95%     11,687,404    10.049026  117,447,027     (27.23)%       3.29%       28.73%     23.87%***
                                  1.00%      6,688,260    10.033034   67,103,540     (27.26)%       3.23%       28.67%     23.82%***
                                  1.05%      1,133,208    10.017067   11,351,420     (27.30)%       3.18%       28.60%     23.77%***
                                  1.10%        454,667     9.321861    4,238,343     (27.34)%       3.13%       96.85%***   -
                                  1.15%        180,771     9.311292    1,683,212     (27.37)%       3.08%       96.79%***   -
                                  1.20%      1,262,244     9.268169   11,698,691     (27.41)%       3.03%       71.64%***   -
                                  1.25%        164,322     9.257262    1,521,172     (27.45)%       2.97%       71.58%***   -
                                  1.30%        573,406     9.246358    5,301,917     (27.48)%       2.92%       71.52%***   -
                                  1.35%         73,093     9.269045      677,502     (27.52)%       2.87%       96.54%***   -
                                  1.40%         68,136     9.258498      630,837     (27.56)%       2.82%       96.48%***   -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.45%         26,761   9.247972       247,485     (27.59)%       2.77%        96.42%***   -
                                  1.50%         48,929   9.237443       451,979     (27.63)%       2.71%        96.36%***   -
                                  1.55%         11,462   9.226923       105,759     (27.67)%       2.66%        96.30%***   -
                                  1.65%         31,847   9.205900       293,180     (27.74)%       2.56%        96.17%***   -
                                  1.70%          2,474   7.011148        17,346     (27.78)%      (4.39)%***     -          -
                                  1.75%          2,716   7.005239        19,026     (27.81)%      (4.44)%***     -          -
                                  1.80%          3,523   6.999319        24,659     (27.85)%      (4.49)%***     -          -
        Extra Value ............  0.95%        492,789   9.257800     4,562,142     (27.41)%***    -             -          -
                                  1.00%        376,453   9.247271     3,481,163     (27.44)%***    -             -          -
                                  1.05%         24,653   9.236751       227,714     (27.48)%***    -             -          -
                                  1.10%         45,132   9.226246       416,399     (27.52)%***    -             -          -
                                  1.15%          7,849   9.215746        72,334     (27.56)%***    -             -          -
                                  1.20%         19,498   9.205231       179,484     (27.59)%***    -             -          -
                                  1.25%         28,552   7.416323       211,751     (27.63)%***    -             -          -
                                  1.30%            741   7.408952         5,490     (27.67)%***    -             -          -
                                  1.35%            259   7.401596         1,917     (27.70)%***    -             -          -
                                  1.40%          7,357   7.394235        54,399     (27.74)%***    -             -          -
                                  1.45%          1,779   7.386879        13,141     (27.78)%***    -             -          -
                                  1.50%            259   7.379521         1,911     (27.82)%***    -             -          -
                                  1.55%          1,021   7.372182         7,527     (27.85)%***    -             -          -
                                  1.65%          2,275   7.357505        16,738     (27.93)%***    -             -          -
                                  1.70%            899   7.350153         6,608     (27.97)%***    -             -          -
                                  1.80%            155   7.335508         1,137     (28.04)%***    -             -          -
                                  1.90%            113   7.320856           827     (28.11)%***    -             -          -
Nationwide SAT - Emerging Markets
  Fund - Gartmore:
     Tax and non-tax
       qualified ...............  0.95%          4,777   8.692251        41,523     (52.49)%***    -             -          -
                                  1.00%          1,886   8.691194        16,392     (52.53)%***    -             -          -
                                  1.20%          1,816   8.686950        15,776     (52.70)%***    -             -          -
                                  1.30%            194   8.684823         1,685     (52.79)%***    -             -          -
        Extra Value               0.95%          3,923   7.479489        29,342     (52.97)%***    -             -          -
                                  1.40%             20   7.468170           149     (53.35)%***    -             -          -
Nationwide SAT - Equity Income
  Fund - Federated:
     Tax and non-tax
       qualified ...............  0.95%      1,349,271  12.041215    16,246,862     (11.47)%      17.37%        14.04%     10.01%***
                                  1.00%      1,027,331  12.022088    12,350,664     (11.51)%      17.31%        13.98%      9.96%***
                                  1.05%        195,943  12.002951     2,351,894     (11.56)%      17.25%        13.93%      9.91%***
                                  1.10%         25,845  12.271980       317,169     (11.60)%      17.19%        73.30%***   -
                                  1.15%         24,922  12.258057       305,495     (11.64)%      17.13%        73.24%***   -
                                  1.20%        439,625  12.331560     5,421,262     (11.69)%      17.07%        57.72%***   -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.25%         21,520    12.317063       265,063     (11.73)%      17.01%       57.66%***    -
                                  1.30%        145,035    12.302565     1,784,303     (11.78)%      16.95%       57.60%***    -
                                  1.35%         20,896    12.202501       254,983     (11.82)%      16.89%       73.00%***    -
                                  1.40%          7,896    12.188636        96,241     (11.87)%      16.83%       72.94%***    -
                                  1.45%         11,477    12.174767       139,730     (11.91)%      16.77%       72.88%***    -
                                  1.50%         14,725    12.160926       179,070     (11.96)%      16.71%       72.83%***    -
                                  1.55%          2,210    12.147081        26,845     (12.00)%      16.65%       72.77%***    -
                                  1.60%          3,942    12.133258        47,829     (12.04)%      16.60%       72.71%***    -
                                  1.65%         13,049    12.119427       158,146     (12.09)%      16.54%       72.65%***    -
                                  1.70%         50,938     9.471062       482,437     (12.13)%      11.71%***     -           -
                                  1.75%          3,808     9.463069        36,035     (12.18)%      11.65%***     -           -
                                  1.80%             12     9.455077           113     (12.22)%      11.60%***     -           -
        Extra Value ............  0.95%        337,971    12.197466     4,122,390     (14.89)%***    -            -           -
                                  1.00%        303,538    12.183617     3,698,191     (14.94)%***    -            -           -
                                  1.05%         73,598    12.169785       895,672     (14.98)%***    -            -           -
                                  1.10%         91,737    12.155951     1,115,150     (15.02)%***    -            -           -
                                  1.15%         34,836    12.142125       422,983     (15.07)%***    -            -           -
                                  1.20%          9,076    12.128301       110,076     (15.11)%***    -            -           -
                                  1.25%         17,979    10.143007       182,361     (15.15)%***    -            -           -
                                  1.30%            480    10.132945         4,864     (15.19)%***    -            -           -
                                  1.35%            474    10.122906         4,798     (15.24)%***    -            -           -
                                  1.40%          8,491    10.112844        85,868     (15.28)%***    -            -           -
                                  1.45%            393    10.102797         3,970     (15.32)%***    -            -           -
                                  1.50%         10,061    10.092770       101,543     (15.37)%***    -            -           -
                                  1.55%          5,842    10.082728        58,903     (15.41)%***    -            -           -
                                  1.65%          1,173    10.062671        11,804     (15.50)%***    -            -           -
                                  1.75%             87    10.042633           874     (15.58)%***    -            -           -
                                  1.80%             91    10.032626           913     (15.63)%***    -            -           -
Nationwide NSAT - Global
  Technology & Communications
  Fund - Gartmore:
     Tax and non-tax
       qualified ..............   0.95%        273,699     6.003728     1,643,214    (160.40)%***    -            -           -
                                  1.00%        265,717     6.002991     1,595,097    (160.43)%***    -            -           -
                                  1.05%          1,607     6.002258         9,646    (160.46)%***    -            -           -
                                  1.10%         22,419     6.001519       134,548    (160.49)%***    -            -           -
                                  1.15%          8,135     6.000784        48,816    (160.52)%***    -            -           -
                                  1.20%         53,499     6.000048       320,997    (160.55)%***    -            -           -
                                  1.25%          3,541     5.999315        21,244    (160.58)%***    -            -           -
                                  1.30%          9,572     5.998573        57,418    (160.61)%***    -            -           -
                                  1.35%             44     5.997839           264    (160.64)%***    -            -           -
                                  1.40%          2,291     5.997100        13,739    (160.67)%***    -            -           -
                                  1.45%          6,270     5.996363        37,597    (160.70)%***    -            -           -
                                  1.50%          8,691     5.995625        52,108    (160.73)%***    -            -           -
                                  1.55%         10,845     5.994889        65,015    (160.75)%***    -            -           -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
        Extra Value ............  0.95%        150,096    7.452322     1,118,564    (160.68)%***    -           -           -
                                  1.00%         41,154    7.450445       306,616    (160.71)%***    -           -           -
                                  1.05%          8,273    7.448563        61,622    (160.74)%***    -           -           -
                                  1.10%          2,167    7.446685        16,137    (160.77)%***    -           -           -
                                  1.15%          2,841    7.444802        21,151    (160.80)%***    -           -           -
                                  1.20%          1,064    7.442921         7,919    (160.83)%***    -           -           -
                                  1.25%            616    7.441041         4,584    (160.86)%***    -           -           -
                                  1.35%            190    7.437274         1,413    (160.91)%***    -           -           -
                                  1.40%             24    7.435396           178    (160.94)%***    -           -           -
                                  1.70%            324    7.424084         2,405    (161.12)%***    -           -           -
Nationwide SAT - Government
  Bond Fund:
        Tax and non-tax
          qualified ............  0.95%     12,064,797   11.797971   142,340,125      11.48%       (3.28)%      7.87%       8.86%***
                                  1.00%      7,809,275   11.779202    91,987,028      11.42%       (3.32)%      7.82%       8.81%***
                                  1.05%      1,786,299   11.760452    21,007,684      11.36%       (3.37)%      7.77%       8.76%***
                                  1.10%        349,839   10.591943     3,705,475      11.31%       (3.42)%     (5.83)%***   -
                                  1.15%        127,474   10.579941     1,348,667      11.25%       (3.47)%     (5.88)%***   -
                                  1.20%      3,435,916   10.914977    37,502,944      11.20%       (3.52)%      5.21%***    -
                                  1.25%        155,866   10.902126     1,699,271      11.14%       (3.57)%      5.16%***    -
                                  1.30%      1,050,041   10.889287    11,434,198      11.08%       (3.62)%      5.11%***    -
                                  1.35%        118,561   10.531983     1,248,682      11.03%       (3.67)%     (6.08)%***   -
                                  1.40%         59,851   10.519995       629,632      10.97%       (3.71)%     (6.13)%***   -
                                  1.45%         47,475   10.508016       498,868      10.92%       (3.76)%     (6.18)%***   -
                                  1.50%         82,724   10.496056       868,276      10.86%       (3.81)%     (6.23)%***   -
                                  1.55%          6,012   10.484119        63,031      10.80%       (3.86)%     (6.28)%***   -
                                  1.60%          1,254   10.472185        13,132      10.75%       (3.91)%     (6.33)%***   -
                                  1.65%         37,365   10.460250       390,847      10.69%       (3.96)%     (6.38)%***   -
                                  1.70%          2,908   10.770572        31,321      10.64%       (3.98)%***   -           -
                                  1.75%          7,540   10.761486        81,142      10.58%       (4.03)%***   -           -
                                  1.80%          2,594   10.752417        27,892      10.52%       (4.08)%***   -           -
        Extra Value ............  0.95%      1,521,796   10.521193    16,011,109      12.13%***     -           -           -
                                  1.00%        871,783   10.509221     9,161,760      12.08%***     -           -           -
                                  1.05%        177,392   10.497270     1,862,132      12.02%***     -           -           -
                                  1.10%        179,761   10.485342     1,884,856      11.96%***     -           -           -
                                  1.15%         40,052   10.473415       419,481      11.91%***     -           -           -
                                  1.20%         43,110   10.461478       450,994      11.85%***     -           -           -
                                  1.25%         28,877   10.628978       306,933      11.80%***     -           -           -
                                  1.30%          3,614   10.618443        38,375      11.74%***     -           -           -
                                  1.35%          1,274   10.607887        13,514      11.68%***     -           -           -
                                  1.40%         17,109   10.597350       181,310      11.63%***     -           -           -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.45%          9,617    10.586836       101,814      11.57%***    -           -           -
                                  1.50%         26,795    10.576306       283,392      11.52%***    -           -           -
                                  1.55%            678    10.565781         7,164      11.46%***    -           -           -
                                  1.60%          6,132    10.555277        64,725      11.41%***    -           -           -
                                  1.65%          5,047    10.544757        53,219      11.35%***    -           -           -
                                  1.70%             20    10.534255           211      11.29%***    -           -           -
                                  1.80%            114    10.513271         1,199      11.18%***    -           -           -
Nationwide SAT - Growth Focus
  Fund - Turner:
     Tax and non-tax
       qualified ...............  0.95%        115,377     6.329633       730,294    (147.32)%***   -           -           -
                                  1.00%         84,415     6.328858       534,251    (147.35)%***   -           -           -
                                  1.05%            688     6.328083         4,354    (147.38)%***   -           -           -
                                  1.10%          2,690     6.327305        17,020    (147.41)%***   -           -           -
                                  1.15%          7,446     6.326526        47,107    (147.44)%***   -           -           -
                                  1.20%          7,738     6.325751        48,949    (147.47)%***   -           -           -
                                  1.25%          1,633     6.324975        10,329    (147.51)%***   -           -           -
                                  1.30%          1,618     6.324196        10,233    (147.54)%***   -           -           -
                                  1.35%          3,951     6.323419        24,984    (147.57)%***   -           -           -
                                  1.40%            111     6.322639           702    (147.60)%***   -           -           -
                                  1.45%          3,800     6.321864        24,023    (147.63)%***   -           -           -
                                  1.50%            399     6.321085         2,522    (147.66)%***   -           -           -
        Extra Value ............  0.95%         65,308     5.925979       387,014    (147.69)%***   -           -           -
                                  1.00%          1,409     5.924475         8,348    (147.72)%***   -           -           -
                                  1.05%          2,313     5.922978        13,700    (147.75)%***   -           -           -
                                  1.10%          1,350     5.921476         7,994    (147.78)%***   -           -           -
                                  1.15%          1,416     5.919980         8,383    (147.82)%***   -           -           -
                                  1.20%            384     5.918477         2,273    (147.85)%***   -           -           -
                                  1.25%            149     5.916979           882    (147.88)%***   -           -           -
                                  1.40%             15     5.912474            89    (147.97)%***   -           -           -
Nationwide SAT - High Income
  Bond Fund - Federated:
     Tax and non-tax
       qualified ...............  0.95%      2,338,128     9.938283    23,236,978      (9.14)%      2.21%       4.79%      13.16%***
                                  1.00%      1,480,361     9.922475    14,688,845      (9.19)%      2.16%       4.74%      13.10%***
                                  1.05%        458,389     9.906674     4,541,110      (9.23)%      2.11%       4.69%      13.05%***
                                  1.10%         36,518     9.573036       349,588      (9.28)%      2.06%      13.49%***    -
                                  1.15%         20,663     9.562175       197,583      (9.33)%      2.00%      13.44%***    -
                                  1.20%        487,952     9.755865     4,760,394      (9.37)%      1.95%      16.72%***    -
                                  1.25%         23,638     9.744373       230,337      (9.42)%      1.90%      16.67%***    -
                                  1.30%        137,722     9.732895     1,340,434      (9.46)%      1.85%      16.62%***    -
                                  1.35%         38,690     9.518824       368,283      (9.51)%      1.80%      13.23%***    -
                                  1.40%         15,984     9.507993       151,976      (9.55)%      1.75%      13.18%***    -
                                  1.45%          3,331     9.497186        31,635      (9.60)%      1.69%      13.13%***    -
                                  1.50%         19,650     9.486372       186,407      (9.65)%      1.64%      13.08%***    -
                                  1.55%          3,616     9.475563        34,264      (9.69)%      1.59%      13.02%***    -

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                 1.60%            596      9.464778       5,641      (9.74)%       1.54%       12.97%***   -
                                 1.65%          3,734      9.453988      35,301      (9.78)%       1.49%       12.92%***   -
                                 1.70%            258      8.725646       2,251      (9.83)%      (4.86)%***    -          -
                                 1.75%          1,655      8.718281      14,429      (9.87)%      (4.91)%***    -          -
                                 1.80%            789      8.710943       6,873      (9.92)%      (4.96)%***    -          -
        Extra Value ...........  0.95%        281,342      9.508186   2,675,052      (8.70)%***    -            -          -
                                 1.00%        103,771      9.497374     985,552      (8.74)%***    -            -          -
                                 1.05%         41,890      9.486588     397,393      (8.79)%***    -            -          -
                                 1.10%         45,488      9.475782     431,034      (8.83)%***    -            -          -
                                 1.15%         33,224      9.464990     314,465      (8.88)%***    -            -          -
                                 1.20%         13,700      9.454222     129,523      (8.93)%***    -            -          -
                                 1.25%          4,991      9.117076      45,503      (8.97)%***    -            -          -
                                 1.30%            683      9.108029       6,221      (9.02)%***    -            -          -
                                 1.35%            768      9.098990       6,988      (9.06)%***    -            -          -
                                 1.40%          5,547      9.089938      50,422      (9.11)%***    -            -          -
                                 1.45%          3,041      9.080912      27,615      (9.16)%***    -            -          -
                                 1.50%            481      9.071884       4,364      (9.20)%***    -            -          -
                                 1.55%            572      9.062865       5,184      (9.25)%***    -            -          -
                                 1.65%            399      9.044819       3,609      (9.34)%***    -            -          -
                                 1.80%            230      9.017797       2,074      (9.48)%***    -            -          -
Nationwide NSAT - International
  Growth Fund - Gartmore:
     Tax and non-tax
       qualified ...............  0.95%        21,032      9.228501     194,094     (30.97)%***    -            -          -
                                  1.00%        11,687      9.227382     107,840     (31.01)%***    -            -          -
                                  1.05%         1,924      9.226253      17,751     (31.06)%***    -            -          -
                                  1.10%           750      9.225133       6,919     (31.10)%***    -            -          -
                                  1.15%           246      9.224008       2,269     (31.15)%***    -            -          -
                                  1.20%         4,952      9.222891      45,672     (31.19)%***    -            -          -
                                  1.25%            84      9.221767         775     (31.24)%***    -            -          -
                                  1.35%           329      9.219512       3,033     (31.33)%***    -            -          -
                                  1.45%           302      9.217263       2,784     (31.42)%***    -            -          -
        Extra Value ............  0.95%         2,317      8.588399      19,899     (31.43)%***    -            -          -
                                  1.00%           248      8.586962       2,130     (31.47)%***    -            -          -
                                  1.40%            31      8.575444         266     (31.83)%***    -            -          -
Nationwide SAT - Mid Cap Index
  fund - Dreyfus:
     Tax and non-tax
       qualified ...............  0.95%     1,946,949     14.925432  29,059,055      14.12%       19.77%        9.76%     (3.15)%***
                                  1.00%     1,028,703     14.901697  15,329,420      14.06%       19.71%        9.70%     (3.20)%***
                                  1.05%       211,846     14.877970   3,151,838      14.00%       19.65%        9.64%     (3.25)%***
                                  1.10%        68,310     16.698444  1,140,671      13.95%       19.59%       89.48%***   -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.15%         22,166   16.679519       369,718     13.89%        19.53%      89.42%***    -
                                  1.20%        721,507   16.670157    12,027,635     13.83%        19.47%      67.59%***    -
                                  1.25%         38,315   16.650563       637,966     13.77%        19.41%      67.53%***    -
                                  1.30%        192,526   16.630966     3,201,893     13.72%        19.35%      67.47%***    -
                                  1.35%         36,362   16.603938       603,752     13.66%        19.29%      89.17%***    -
                                  1.40%         16,625   16.585077       275,727     13.60%        19.23%      89.11%***    -
                                  1.45%          7,090   16.566203       117,454     13.55%        19.17%      89.05%***    -
                                  1.50%         15,949   16.547367       263,914     13.49%        19.11%      88.99%***    -
                                  1.55%          4,409   16.528554        72,874     13.43%        19.05%      88.93%***    -
                                  1.60%            335   16.509731         5,531     13.37%        18.99%      88.87%***    -
                                  1.65%          7,992   16.490935       131,796     13.32%        18.93%      88.81%***    -
                                  1.70%          3,656   12.965645        47,402     13.26%        21.76%***    -           -
                                  1.75%          1,998   12.954698        25,883     13.20%        21.70%***    -           -
                                  1.80%          1,823   12.943788        23,597     13.14%        21.65%***    -           -
        Extra Value ............  0.95%        589,632   16.604295     9,790,424     12.36%***      -           -           -
                                  1.00%        566,544   16.585430     9,396,376     12.31%***      -           -           -
                                  1.05%         47,830   16.566592       792,380     12.25%***      -           -           -
                                  1.10%         63,485   16.547780     1,050,536     12.19%***      -           -           -
                                  1.15%         30,588   16.528970       505,588     12.14%***      -           -           -
                                  1.20%         18,778   16.510158       310,028     12.08%***      -           -           -
                                  1.25%         14,853   13.389901       198,880     12.03%***      -           -           -
                                  1.30%          1,227   13.376641        16,413     11.97%***      -           -           -
                                  1.35%          2,516   13.363375        33,622     11.91%***      -           -           -
                                  1.40%          5,958   13.350095        79,540     11.86%***      -           -           -
                                  1.45%          8,380   13.336857       111,763     11.80%***      -           -           -
                                  1.50%          2,237   13.323595        29,805     11.75%***      -           -           -
                                  1.55%          1,359   13.310362        18,089     11.69%***      -           -           -
                                  1.60%            663   13.297147         8,816     11.63%***      -           -           -
                                  1.65%          1,624   13.283898        21,573     11.58%***      -           -           -
                                  1.70%            897   13.270679        11,904     11.52%***      -           -           -
                                  1.75%          1,955   13.257459        25,918     11.47%***      -           -           -
                                  1.80%             70   13.244257           927     11.41%***      -           -           -
                                  1.90%             77   13.217852         1,018     11.30%***      -           -           -
Nationwide SAT - Money Market
  Fund:
     Tax and non-tax
       qualified ...............  0.95%     16,687,257   11.457292   191,190,776      5.02%         3.85%       4.27%       4.37%***
                                  1.00%      8,697,988   11.439024    99,496,493      4.97%         3.80%       4.22%       4.32%***
                                  1.05%      1,776,128   11.420765    20,284,740      4.92%         3.75%       4.17%       4.27%***
                                  1.10%        437,879   10.978256     4,807,148      4.87%         3.69%       3.76%***    -
                                  1.15%        122,310   10.965798     1,341,227      4.81%         3.64%       3.71%***    -
                                  1.20%     25,353,338   10.989031   278,608,617      4.76%         3.59%       3.74%***    -
                                  1.25%        493,431   10.976083     5,415,940      4.71%         3.54%       3.69%***    -
                                  1.30%      5,331,546   10.963142    58,450,496      4.66%         3.49%       3.64%***    -
                                  1.35%        287,070   10.916008     3,133,658      4.60%         3.43%       3.51%***    -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.40%       84,088    10.903584       916,861       4.55%      3.38%         3.46%***    -
                                  1.45%       65,728    10.891167       715,855       4.50%      3.33%         3.41%***    -
                                  1.50%      323,878    10.878760     3,523,391       4.44%      3.28%         3.36%***    -
                                  1.55%       10,269    10.866357       111,587       4.39%      3.22%         3.31%***    -
                                  1.60%        5,002    10.853962        54,292       4.34%      3.17%         3.26%***    -
                                  1.65%       91,744    10.841575       994,649       4.29%      3.12%         3.20%***    -
                                  1.70%        7,424    10.641677        79,004       4.23%      3.11%***      -           -
                                  1.75%        3,093    10.632658        32,887       4.18%      3.06%***      -           -
                                  1.80%        5,331    10.623647        56,635       4.13%      3.01%***      -           -
                                  1.90%        9,076    10.605632        96,257       4.02%      2.90%***      -           -
        Extra Value ............  0.95%    6,246,799    10.907908    68,139,509       4.57%      -             -           -
                                  1.00%    3,075,738    10.895499    33,511,700       4.52%      -             -           -
                                  1.05%      413,491    10.883097     4,500,063       4.47%      -             -           -
                                  1.10%      467,289    10.870702     5,079,759       4.42%      -             -           -
                                  1.15%       69,372    10.858317       753,263       4.36%      -             -           -
                                  1.20%      167,322    10.845938     1,814,764       4.31%      -             -           -
                                  1.25%       25,207    10.775615       271,621       4.26%      -             -           -
                                  1.30%       25,416    10.764235       273,584       4.21%      -             -           -
                                  1.35%       11,031    10.752859       118,615       4.15%      -             -           -
                                  1.40%       63,000    10.741487       676,714       4.10%      -             -           -
                                  1.45%       47,092    10.730125       505,303       4.05%      -             -           -
                                  1.50%       54,546    10.718766       584,666       3.99%      -             -           -
                                  1.55%      104,628    10.707419     1,120,296       3.94%      -             -           -
                                  1.60%       27,962    10.696075       299,084       3.89%      -             -           -
                                  1.65%       14,152    10.684738       151,210       3.84%      -             -           -
                                  1.70%       15,186    10.673409       162,086       3.78%      -             -           -
                                  1.75%       12,873    10.662080       137,253       3.73%      -             -           -
                                  1.80%        1,199    10.650763        12,770       3.68%      -             -           -
Nationwide SAT - Multi Sector
  Bond Fund:
        Tax and non-tax
          qualified ............  0.95%    3,659,345    10.793620    39,497,579       4.66%      0.59%         1.63%       5.50%***
                                  1.00%    1,920,070    10.776464    20,691,565       4.60%      0.54%         1.58%       5.45%***
                                  1.05%      531,806    10.759314     5,721,868       4.55%      0.49%         1.52%       5.40%***
                                  1.10%       35,187    10.753649       378,389       4.50%      0.44%         9.76%***    -
                                  1.15%       23,570    10.741462       253,176       4.45%      0.39%         9.71%***    -
                                  1.20%      930,439    10.972282    10,209,039       4.39%      0.34%        14.23%***    -
                                  1.25%       38,859    10.959378       425,870       4.34%      0.29%        14.18%***    -
                                  1.30%      295,215    10.946464     3,231,560       4.29%      0.24%        14.12%***    -
                                  1.35%       60,710    10.692772       649,158       4.24%      0.18%         9.50%***    -
                                  1.40%        7,831    10.680606        83,640       4.18%      0.13%         9.45%***    -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.45%         15,148    10.668471       161,606     4.13%        0.08%        9.40%***    -
                                  1.50%         22,642    10.656316       241,280     4.08%        0.03%        9.35%***    -
                                  1.55%            988    10.644186        10,516     4.03%       (0.02)%       9.30%***    -
                                  1.65%          7,738    10.619936        82,177     3.92%       (0.12)%       9.19%***    -
                                  1.70%            262    10.280419         2,693     3.87%       (1.54)%***    -           -
                                  1.75%          4,445    10.271747        45,658     3.82%       (1.59)%***    -           -
        Extra Value ............  0.95%        629,913    10.683001     6,729,361     5.23%***     -            -           -
                                  1.00%        319,931    10.670861     3,413,939     5.18%***     -            -           -
                                  1.05%         80,072    10.658729       853,466     5.13%***     -            -           -
                                  1.10%         45,904    10.646593       488,721     5.07%***     -            -           -
                                  1.15%         36,389    10.634492       386,979     5.02%***     -            -           -
                                  1.20%         28,227    10.622378       299,838     4.97%***     -            -           -
                                  1.25%         19,857    10.485523       208,211     4.92%***     -            -           -
                                  1.30%          4,897    10.475116        51,297     4.86%***     -            -           -
                                  1.35%          3,692    10.464729        38,636     4.81%***     -            -           -
                                  1.40%         10,822    10.454333       113,137     4.76%***     -            -           -
                                  1.50%          5,401    10.433555        56,352     4.65%***     -            -           -
                                  1.55%          1,495    10.423186        15,583     4.60%***     -            -           -
                                  1.65%            391    10.402441         4,067     4.49%***     -            -           -
                                  1.70%            224    10.392077         2,328     4.44%***     -            -           -
                                  1.80%            112    10.371388         1,162     4.34%***     -            -           -
Nationwide SAT - Nationwide
  Global 50 Fund:
     Tax and non-tax
       qualified ...............  0.95%      1,556,485    12.606419    19,621,702   (13.15)%      21.76%       18.01%       6.33%***
                                  1.00%        782,047    12.586381     9,843,142   (13.19)%      21.70%       17.95%       6.28%***
                                  1.05%        176,364    12.566361     2,216,254   (13.24)%      21.63%       17.89%       6.23%***
                                  1.10%         44,680    12.874957       575,253   (13.28)%      21.57%       87.83%***    -
                                  1.15%         15,046    12.860372       193,497   (13.32)%      21.51%       87.77%***    -
                                  1.20%        396,824    12.359900     4,904,705   (13.37)%      21.45%       52.31%***    -
                                  1.25%         43,117    12.345376       532,296   (13.41)%      21.39%       52.25%***    -
                                  1.30%        214,656    12.330829     2,646,886   (13.46)%      21.33%       52.20%***    -
                                  1.35%         20,773    12.802092       265,938   (13.50)%      21.27%       87.52%***    -
                                  1.40%          3,150    12.787543        40,281   (13.54)%      21.20%       87.46%***    -
                                  1.45%          1,550    12.773009        19,798   (13.59)%      21.14%       87.40%***    -
                                  1.50%          7,453    12.758477        95,089   (13.63)%      21.08%       87.34%***    -
                                  1.55%          2,626    12.743972        33,466   (13.67)%      21.02%       87.28%***    -
                                  1.60%            604    12.729459         7,689   (13.72)%      20.96%       87.22%***    -
                                  1.65%          8,267    12.714940       105,114   (13.76)%      20.90%       87.16%***    -
                                  1.70%          1,182     9.638561        11,393   (13.80)%      17.77%***     -           -
                                  1.80%         13,871     9.622318       133,471   (13.89)%      17.66%***     -           -
        Extra Value ............  0.95%        135,932    12.796444     1,739,446   (12.45)%***    -            -           -
                                  1.00%         75,748    12.781911       968,204   (12.49)%***    -            -           -
                                  1.05%          5,179    12.767397        66,122   (12.54)%***    -            -           -
                                  1.10%         21,939    12.752885       279,786   (12.58)%***    -            -           -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.15%          5,120   12.738390        65,221    (12.62)%***       -            -           -
                                  1.20%          6,861   12.723887        87,299    (12.67)%***       -            -           -
                                  1.25%          1,804   10.350894        18,673    (12.71)%***       -            -           -
                                  1.30%            354   10.340635         3,661    (12.76)%***       -            -           -
                                  1.35%          1,250   10.330371        12,913    (12.80)%***       -            -           -
                                  1.40%          8,320   10.320116        85,863    (12.85)%***       -            -           -
                                  1.45%            929   10.309861         9,578    (12.89)%***       -            -           -
                                  1.50%            261   10.299633         2,688    (12.93)%***       -            -           -
                                  1.55%            382   10.289384         3,931    (12.98)%***       -            -           -
                                  1.65%            713   10.268906         7,322    (13.07)%***       -            -           -
                                  1.75%            238   10.248467         2,439    (13.16)%***       -            -           -
                                  1.80%             79   10.238256           809    (13.20)%***       -            -           -
                                  1.90%            111   10.217840         1,134    (13.29)%***       -            -           -
Nationwide SAT - Nationwide
  Small Cap Growth Fund:
     Tax and non-tax
       qualified ...............  0.95%      1,026,407   16.916678    17,363,397    (16.96)%        155.91%***     -           -
                                  1.00%        631,683   16.902529    10,677,040    (17.00)%        155.81%***     -           -
                                  1.05%        105,996   16.888400     1,790,103    (17.05)%        155.70%***     -           -
                                  1.10%         56,584   16.874259       954,813    (17.09)%        155.60%***     -           -
                                  1.15%         23,281   16.860140       392,521    (17.13)%        155.50%***     -           -
                                  1.20%        568,318   16.846010     9,573,891    (17.17)%        155.40%***     -           -
                                  1.25%         35,104   16.831886       590,867    (17.21)%        155.29%***     -           -
                                  1.30%        175,053   16.817775     2,944,002    (17.26)%        155.19%***     -           -
                                  1.35%         30,873   16.803658       518,779    (17.30)%        155.09%***     -           -
                                  1.40%          8,808   16.789563       147,882    (17.34)%        154.99%***     -           -
                                  1.45%         12,922   16.775454       216,772    (17.38)%        154.89%***     -           -
                                  1.50%         26,552   16.761357       445,048    (17.42)%        154.78%***     -           -
                                  1.55%         10,978   16.747262       183,851    (17.46)%        154.68%***     -           -
                                  1.60%            615   16.733188        10,291    (17.51)%        154.58%***     -           -
                                  1.65%          6,308   16.719097       105,464    (17.55)%        154.48%***     -           -
                                  1.70%            139   16.705019         2,322    (17.59)%        154.37%***     -           -
                                  1.75%         16,670   16.690944       278,238    (17.63)%        154.27%***     -           -
                                  1.80%          7,580   16.676873       126,411    (17.67)%        154.17%***     -           -
                                  2.00%             59   16.620645           981    (17.84)%        153.76%***     -           -
        Extra Value ............  0.95%        569,339   16.831336     9,582,736    (23.11)%***       -            -           -
                                  1.00%        446,178   16.817252     7,503,488    (23.14)%***       -            -           -
                                  1.05%         45,027   16.803160       756,596    (23.18)%***       -            -           -
                                  1.10%         98,130   16.789058     1,647,510    (23.22)%***       -            -           -
                                  1.15%         52,937   16.774984       888,017    (23.26)%***       -            -           -
                                  1.20%         18,242   16.760904       305,752    (23.30)%***       -            -           -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.25%         17,435   16.746817     291,981    (23.34)%***      -            -          -
                                  1.30%            809   16.732740      13,537    (23.38)%***      -            -          -
                                  1.35%          1,191   16.718668      19,912    (23.42)%***      -            -          -
                                  1.40%         15,375   16.704618     256,834    (23.46)%***      -            -          -
                                  1.45%          6,654   16.690547     111,059    (23.50)%***      -            -          -
                                  1.50%          4,291   16.676507      71,559    (23.54)%***      -            -          -
                                  1.55%          6,021   16.662458     100,325    (23.58)%***      -            -          -
                                  1.60%          4,022   16.648407      66,960    (23.62)%***      -            -          -
                                  1.65%          1,837   16.634392      30,557    (23.65)%***      -            -          -
                                  1.70%          2,195   16.620337      36,482    (23.69)%***      -            -          -
                                  1.75%          1,495   16.606309      24,826    (23.73)%***      -            -          -
                                  1.85%             86   16.578264       1,426    (23.81)%***      -            -          -
                                  1.90%             28   16.564252         464    (23.85)%***      -            -          -
                                  1.95%             53   16.550232         877    (23.89)%***      -            -          -
Nationwide SAT - Nationwide
  Small Cap Growth Fund:
     Initial Deposit Funding ...     -         100,000   17.186295   1,718,630    (16.96)%       155.91%***     -          -

Nationwide SAT - Nationwide
  Small Cap Value Fund:
     Tax and non-tax
       qualified ...............  0.95%      4,814,143   13.155704  63,333,440     10.15%         26.62%       (3.99)%   (10.90)%***
                                  1.00%      2,176,352   13.134786  28,585,918     10.09%         26.56%       (4.03)%   (10.95)%***
                                  1.05%        487,437   13.113877   6,392,189     10.04%         26.50%       (4.08)%   (11.00)%***
                                  1.10%        102,797   18.027390   1,853,162      9.98%         26.43%      117.69%***   -
                                  1.15%         30,134   18.006956     542,622      9.93%         26.37%      117.62%***   -
                                  1.20%        862,874   17.466310  15,071,225      9.87%         26.30%       77.43%***   -
                                  1.25%         34,587   17.445777     603,397      9.82%         26.24%       77.36%***   -
                                  1.30%        204,956   17.425261   3,571,412      9.76%         26.18%       77.30%***   -
                                  1.35%         32,546   17.925387     583,400      9.71%         26.11%      117.36%***   -
                                  1.40%         11,148   17.905028     199,605      9.65%         26.05%      117.30%***   -
                                  1.45%         12,587   17.884672     225,114      9.60%         25.98%      117.24%***   -
                                  1.50%         34,245   17.864340     611,764      9.54%         25.92%      117.17%***   -
                                  1.55%         14,174   17.844017     252,921      9.49%         25.86%      117.11%***   -
                                  1.60%            764   17.823704      13,617      9.43%         25.79%      117.04%***   -
                                  1.65%          5,027   17.803398      89,498      9.37%         25.73%      116.98%***   -
                                  1.70%          1,272   12.787277      16,265      9.32%         25.51%***     -          -
                                  1.75%          2,045   12.776504      26,128      9.26%         25.45%***     -          -
                                  1.80%          2,310   12.765722      29,489      9.21%         25.39%***     -          -
        Extra Value ............  0.95%        521,516   17.927244   9,349,345     11.47%***       -            -          -
                                  1.00%        315,970   17.906914   5,658,048     11.41%***       -            -          -
                                  1.05%         33,408   17.886580     597,555     11.36%***       -            -          -
                                  1.10%         43,492   17.866258     777,039     11.30%***       -            -          -
                                  1.15%         16,806   17.845938     299,919     11.25%***       -            -          -
                                  1.20%         21,271   17.825655     379,170     11.19%***       -            -          -
                                  1.25%          9,763   13.342749     130,265     11.13%***       -            -          -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.30%          4,752   13.329535        63,342    11.08%***     -            -          -
                                  1.35%            788   13.316304        10,493    11.02%***     -            -          -
                                  1.40%         13,697   13.303105       182,213    10.97%***     -            -          -
                                  1.45%          6,545   13.289891        86,982    10.91%***     -            -          -
                                  1.50%          4,707   13.276689        62,493    10.86%***     -            -          -
                                  1.55%          7,680   13.263507       101,864    10.80%***     -            -          -
                                  1.60%          2,578   13.250319        34,159    10.75%***     -            -          -
                                  1.65%          3,822   13.237144        50,592    10.69%***     -            -          -
                                  1.70%            445   13.223965         5,885    10.63%***     -            -          -
                                  1.75%             33   13.210805           436    10.58%***     -            -          -
                                  1.80%            150   13.197628         1,980    10.52%***     -            -          -
                                  1.90%             90   13.171324         1,185    10.41%***     -            -          -
Nationwide SAT - Nationwide
  Small Company Fund:
     Tax and non-tax
       qualified ...............  0.95%      6,381,124   14.799910    94,440,061     7.87%       42.65%        0.05%    (23.95)%***
                                  1.00%      3,275,225   14.776367    48,395,927     7.81%       42.58%        -        (23.99)%***
                                  1.05%        559,475   14.752842     8,253,846     7.76%       42.51%       (0.05)%   (24.04)%***
                                  1.10%        133,435   18.598401     2,481,678     7.71%       42.44%       84.29%***   -
                                  1.15%         51,830   18.577322       962,863     7.65%       42.37%       84.23%***   -
                                  1.20%      1,312,706   18.398225    24,151,460     7.60%       42.29%       60.38%***   -
                                  1.25%         77,770   18.376589     1,429,147     7.54%       42.22%       60.32%***   -
                                  1.30%        349,046   18.354971     6,406,729     7.49%       42.15%       60.26%***   -
                                  1.35%         65,782   18.493168     1,216,518     7.44%       42.08%       83.99%***   -
                                  1.40%         33,617   18.472168       620,979     7.38%       42.01%       83.92%***   -
                                  1.45%         17,982   18.451164       331,789     7.33%       41.93%       83.86%***   -
                                  1.50%         57,030   18.430186     1,051,074     7.27%       41.86%       83.80%***   -
                                  1.55%         22,938   18.409209       422,270     7.22%       41.79%       83.74%***   -
                                  1.60%            491   18.388267         9,029     7.16%       41.72%       83.68%***   -
                                  1.65%          8,378   18.367325       153,881     7.11%       41.65%       83.62%***   -
                                  1.70%          3,350   15.121378        50,657     7.06%       62.00%***     -          -
                                  1.75%          3,878   15.108647        58,591     7.00%       61.93%***     -          -
                                  1.80%          1,037   15.095906        15,654     6.95%       61.86%***     -          -
                                  1.90%              4   15.070448            60     6.84%       61.71%***     -          -
        Extra Value ............  0.95%        917,234   18.504013    16,972,510     1.36%***     -            -          -
                                  1.00%        655,683   18.483030    12,119,009     1.31%***     -            -          -
                                  1.05%         65,137   18.462044     1,202,562     1.26%***     -            -          -
                                  1.10%        161,570   18.441081     2,979,525     1.21%***     -            -          -
                                  1.15%         26,037   18.420139       479,605     1.16%***     -            -          -
                                  1.20%         53,846   18.399189       990,723     1.11%***     -            -          -
                                  1.25%         28,993   15.356464       445,230     1.06%***     -            -          -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.30%          1,975   15.341263       30,299    1.01%***      -             -           -
                                  1.35%          2,184   15.326036       33,472    0.96%***      -             -           -
                                  1.40%         52,906   15.310860      810,036    0.90%***      -             -           -
                                  1.45%          9,929   15.295646      151,870    0.85%***      -             -           -
                                  1.50%          9,183   15.280478      140,321    0.80%***      -             -           -
                                  1.55%          6,391   15.265297       97,561    0.75%***      -             -           -
                                  1.60%          2,404   15.250126       36,661    0.70%***      -             -           -
                                  1.65%          8,266   15.234953      125,932    0.65%***      -             -           -
                                  1.70%            606   15.219794        9,223    0.60%***      -             -           -
                                  1.75%            704   15.204656       10,704    0.55%***      -             -           -
                                  1.80%             71   15.189513        1,078    0.50%***      -             -           -
                                  1.85%             25   15.174391          379    0.45%***      -             -           -
Nationwide SAT - Nationwide
  Strategic ValueFund:
     Tax and non-tax
       qualified ...............  0.95%        937,668   10.326230    9,682,575    6.59%        (3.99)%       (0.56)%      9.13%***
                                  1.00%        610,165   10.309817    6,290,689    6.54%        (4.04)%       (0.61)%      9.08%***
                                  1.05%        119,251   10.293400    1,227,498    6.49%        (4.09)%       (0.66)%      9.03%***
                                  1.10%          8,281   13.293158      110,081    6.43%        (4.14)%      120.24%***    -
                                  1.15%          2,517   13.278102       33,421    6.38%        (4.18)%      120.18%***    -
                                  1.20%        174,755   12.704964    2,220,256    6.33%        (4.23)%       74.17%***    -
                                  1.25%         14,900   12.690016      189,081    6.27%        (4.28)%       74.10%***    -
                                  1.30%         32,366   12.675084      410,242    6.22%        (4.33)%       74.04%***    -
                                  1.35%          8,325   13.217900      110,039    6.17%        (4.38)%      119.92%***    -
                                  1.40%          4,131   13.202878       54,541    6.11%        (4.43)%      119.85%***    -
                                  1.45%          3,419   13.187886       45,089    6.06%        (4.48)%      119.79%***    -
                                  1.50%         11,997   13.172860      158,035    6.00%        (4.52)%      119.72%***    -
                                  1.55%          1,867   13.157882       24,566    5.95%        (4.57)%      119.66%***    -
                                  1.60%            119   13.142888        1,564    5.90%        (4.62)%      119.59%***    -
                                  1.65%          1,035   13.127925       13,587    5.84%        (4.67)%      119.53%***    -
                                  1.80%            901    9.027908        8,134    5.68%       (21.91)%***     -           -
        Extra Value ............  0.95%         31,054   13.204656      410,057    8.23%***      -             -           -
                                  1.00%         53,570   13.189671      706,571    8.18%***      -             -           -
                                  1.05%         12,019   13.174668      158,346    8.13%***      -             -           -
                                  1.10%          1,934   13.159697       25,451    8.07%***      -             -           -
                                  1.15%          1,067   13.144720       14,025    8.02%***      -             -           -
                                  1.20%         11,209   13.129756      147,171    7.96%***      -             -           -
                                  1.40%          2,190   10.429501       22,841    7.75%***      -             -           -
                                  1.45%            252   10.419119        2,626    7.69%***      -             -           -
                                  1.65%            144   10.377722        1,494    7.48%***      -             -           -
Nationwide SAT - Mid Cap
  Growth Fund - Strong:
     Tax and non-tax
       qualified ...............  0.95%      3,465,292   17.766242   61,565,216  (16.18)%       83.00%        13.51%      12.64%***
                                  1.00%      2,026,048   17.737976   35,937,991  (16.22)%       82.91%        13.45%      12.59%***
                                  1.05%        257,361   17.709761    4,557,802  (16.26)%       82.82%        13.39%      12.54%***

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.10%        175,471   19.374164     3,399,604     (16.31)%      82.72%       105.95%***    -
                                  1.15%         46,725   19.352193       904,231     (16.35)%      82.63%       105.89%***    -
                                  1.20%      1,029,346   19.022019    19,580,239     (16.39)%      82.54%        73.76%***    -
                                  1.25%         86,140   18.999657     1,636,630     (16.43)%      82.45%        73.69%***    -
                                  1.30%        297,231   18.977298     5,640,641     (16.47)%      82.36%        73.63%***    -
                                  1.35%         35,432   19.264494       682,580     (16.52)%      82.26%       105.64%***    -
                                  1.40%         13,165   19.242613       253,329     (16.56)%      82.17%       105.57%***    -
                                  1.45%          9,433   19.220739       181,309     (16.60)%      82.08%       105.51%***    -
                                  1.50%         59,186   19.198852     1,136,303     (16.64)%      81.99%       105.44%***    -
                                  1.55%          5,814   19.177019       111,495     (16.69)%      81.89%       105.38%***    -
                                  1.60%            982   19.155179        18,810     (16.73)%      81.80%       105.32%***    -
                                  1.65%          8,677   19.133359       166,020     (16.77)%      81.71%       105.25%***    -
                                  1.70%            437   12.194050         5,329     (16.81)%      70.02%***      -           -
                                  1.75%         21,744   12.183768       264,924     (16.85)%      69.95%***      -           -
                                  1.80%             41   12.173489           499     (16.90)%      69.87%***      -           -
                                  1.90%             14   12.152925           170     (16.98)%      69.72%***      -           -
        Extra Value ............  0.95%        670,835   19.287913    12,939,007     (23.95)%***    -             -           -
                                  1.00%        991,277   19.266026    19,097,968     (23.99)%***    -             -           -
                                  1.05%         62,680   19.244138     1,206,223     (24.03)%***    -             -           -
                                  1.10%        115,255   19.222288     2,215,465     (24.07)%***    -             -           -
                                  1.15%         39,489   19.200441       758,206     (24.11)%***    -             -           -
                                  1.20%         39,397   19.178592       755,579     (24.15)%***    -             -           -
                                  1.25%         46,232   14.925252       690,024     (24.19)%***    -             -           -
                                  1.30%          9,996   14.910479       149,045     (24.22)%***    -             -           -
                                  1.35%          7,477   14.895685       111,375     (24.26)%***    -             -           -
                                  1.40%         28,263   14.880925       420,580     (24.30)%***    -             -           -
                                  1.45%          9,564   14.866149       142,180     (24.34)%***    -             -           -
                                  1.50%          7,808   14.851385       115,960     (24.38)%***    -             -           -
                                  1.55%          7,641   14.836614       113,367     (24.42)%***    -             -           -
                                  1.60%         13,847   14.821873       205,238     (24.46)%***    -             -           -
                                  1.65%          1,315   14.807150        19,471     (24.50)%***    -             -           -
                                  1.70%          3,033   14.792416        44,865     (24.53)%***    -             -           -
                                  1.75%          1,481   14.777679        21,886     (24.57)%***    -             -           -
                                  1.80%             70   14.762964         1,033     (24.61)%***    -             -           -
                                  1.85%             71   14.748240         1,047     (24.65)%***    -             -           -
                                  1.90%            119   14.733531         1,753     (24.69)%***    -             -           -
                                  1.95%             22   14.718828           324     (24.73)%***    -             -           -
                                  2.00%            101   14.704149         1,485     (24.77)%***    -             -           -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
Nationwide SAT - Total Return Fund:
     Tax and non-tax
       qualified ...............  0.95%     21,604,237   12.303050   265,798,008   (3.05)%       5.93%        16.95%      15.04%***
                                  1.00%     13,786,712   12.283490   169,348,939   (3.09)%       5.87%        16.89%      14.99%***
                                  1.05%      2,193,618   12.263952    26,902,426   (3.14)%       5.82%        16.84%      14.94%***
                                  1.10%        897,268   12.280107    11,018,547   (3.19)%       5.77%        79.14%***    -
                                  1.15%        269,891   12.266207     3,310,539   (3.24)%       5.71%        79.08%***    -
                                  1.20%      1,939,840   12.230458    23,725,132   (3.29)%       5.66%        58.95%***    -
                                  1.25%        242,523   12.216049     2,962,673   (3.34)%       5.61%        58.89%***    -
                                  1.30%        514,713   12.201684     6,280,365   (3.39)%       5.55%        58.83%***    -
                                  1.35%        118,911   12.210612     1,451,976   (3.43)%       5.50%        78.84%***    -
                                  1.40%        115,554   12.196740     1,409,382   (3.48)%       5.45%        78.78%***    -
                                  1.45%         94,783   12.182869     1,154,729   (3.53)%       5.39%        78.72%***    -
                                  1.50%        112,594   12.169023     1,370,159   (3.58)%       5.34%        78.66%***    -
                                  1.55%         15,150   12.155152       184,151   (3.63)%       5.29%        78.60%***    -
                                  1.60%          7,070   12.141316        85,839   (3.68)%       5.23%        78.54%***    -
                                  1.65%         31,574   12.127493       382,913   (3.73)%       5.18%        78.48%***    -
                                  1.70%          8,286    9.480069        78,552   (3.78)%      (2.22)%***     -           -
                                  1.75%            251    9.472081         2,377   (3.82)%      (2.27)%***     -           -
                                  1.80%          3,578    9.464087        33,863   (3.87)%      (2.32)%***     -           -
     Extra Value ...............  0.95%      1,775,282   12.201268    21,660,691   (0.51)%***    -             -           -
                                  1.00%      1,525,750   12.187418    18,594,953   (0.56)%***    -             -           -
                                  1.05%        114,829   12.173568     1,397,879   (0.61)%***    -             -           -
                                  1.10%        186,179   12.159716     2,263,884   (0.66)%***    -             -           -
                                  1.15%         45,410   12.145887       551,545   (0.71)%***    -             -           -
                                  1.20%         72,364   12.132071       877,925   (0.76)%***    -             -           -
                                  1.25%         57,777   10.170866       587,642   (0.81)%***    -             -           -
                                  1.30%          1,579   10.160770        16,044   (0.86)%***    -             -           -
                                  1.35%          3,558   10.150696        36,116   (0.91)%***    -             -           -
                                  1.40%         55,314   10.140613       560,918   (0.96)%***    -             -           -
                                  1.45%          7,522   10.130541        76,202   (1.01)%***    -             -           -
                                  1.50%          7,818   10.120477        79,122   (1.06)%***    -             -           -
                                  1.55%          8,118   10.110405        82,076   (1.11)%***    -             -           -
                                  1.60%            894   10.100353         9,030   (1.16)%***    -             -           -
                                  1.65%          5,246   10.090301        52,934   (1.21)%***    -             -           -
                                  1.70%            197   10.080262         1,986   (1.26)%***    -             -           -
Neuberger & Berman AMT -
  Guardian Portfolio:
     Tax and non-tax
       qualified ...............  0.95%      2,192,923   15.622790    34,259,576    0.18%       13.84%        30.42%      31.21%***
                                  1.00%      1,357,933   15.597974    21,181,004    0.13%       13.78%        30.35%      31.16%***
                                  1.05%        288,948   15.573167     4,499,835    0.07%       13.73%        30.29%      31.10%***
                                  1.10%         86,653   14.652210     1,269,658    0.02%       13.67%       114.62%***    -
                                  1.15%         21,785   14.635622       318,837   (0.03)%      13.61%       114.55%***    -
                                  1.20%        615,977   13.965623     8,602,503   (0.08)%      13.55%        69.10%***    -
                                  1.25%         35,455   13.949218       494,570   (0.13)%      13.50%        69.04%***    -

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.30%        119,521    13.932809     1,665,263   (0.18)%     13.44%         68.97%***    -
                                  1.35%         19,143    14.569299       278,900   (0.23)%     13.38%        114.30%***    -
                                  1.40%         24,082    14.552749       350,459   (0.28)%     13.32%        114.23%***    -
                                  1.45%          3,186    14.536223        46,312   (0.33)%     13.27%        114.17%***    -
                                  1.50%         23,428    14.519679       340,167   (0.38)%     13.21%        114.10%***    -
                                  1.55%          1,378    14.503162        19,985   (0.43)%     13.15%        114.04%***    -
                                  1.65%          2,443    14.470155        35,351   (0.53)%     13.04%        113.91%***    -
                                  1.70%            285     9.910972         2,825   (0.58)%     (0.47)%***      -           -
                                  1.75%          3,472     9.902625        34,382   (0.63)%     (0.52)%***      -           -
                                  1.80%          7,213     9.894278        71,367   (0.68)%     (0.57)%***      -           -
     Extra Value ...............  0.95%        315,183    14.561147     4,589,426    1.79%***    -              -           -
                                  1.00%        204,933    14.544597     2,980,668    1.74%***    -              -           -
                                  1.05%         11,863    14.528080       172,347    1.69%***    -              -           -
                                  1.10%         33,639    14.511581       488,155    1.64%***    -              -           -
                                  1.15%         35,993    14.495072       521,721    1.59%***    -              -           -
                                  1.20%          9,138    14.478592       132,305    1.54%***    -              -           -
                                  1.25%          5,055    10.839853        54,795    1.49%***    -              -           -
                                  1.30%            849    10.829091         9,194    1.44%***    -              -           -
                                  1.35%            800    10.818352         8,655    1.39%***    -              -           -
                                  1.40%          3,850    10.807613        41,609    1.33%***    -              -           -
                                  1.45%            927    10.796885        10,009    1.28%***    -              -           -
                                  1.50%          8,310    10.786167        89,633    1.23%***    -              -           -
                                  1.55%          1,946    10.775435        20,969    1.18%***    -              -           -
                                  1.65%            497    10.754017         5,345    1.08%***    -              -           -
                                  1.70%            455    10.743293         4,888    1.03%***    -              -           -
                                  1.75%             75    10.732608           805    0.98%***    -              -           -
Neuberger & Berman AMT - Mid-Cap
  Growth Portfolio:
     Tax and non-tax
       qualified ...............  0.95%      4,352,912    22.558120    98,193,511   (8.34)%     52.43%         37.96%     105.39%***
                                  1.00%      2,636,101    22.522251    59,370,928   (8.38)%     52.35%         37.89%     105.33%***
                                  1.05%        484,306    22.486438    10,890,317   (8.43)%     52.28%         37.82%     105.27%***
                                  1.10%        209,639    19.610857     4,111,200   (8.47)%     52.20%        161.90%***    -
                                  1.15%         70,637    19.588644     1,383,683   (8.52)%     52.12%        161.83%***    -
                                  1.20%      1,748,237    19.049729    33,303,441   (8.57)%     52.04%        110.85%***    -
                                  1.25%        128,340    19.027345     2,441,969   (8.61)%     51.97%        110.79%***    -
                                  1.30%        595,478    19.004946    11,317,027   (8.66)%     51.89%        110.72%***    -
                                  1.35%         43,144    19.499868       841,302   (8.70)%     51.81%        161.55%***    -
                                  1.40%         33,898    19.477696       660,255   (8.75)%     51.74%        161.48%***    -
                                  1.45%         17,949    19.455564       349,208   (8.80)%     51.66%        161.41%***    -
                                  1.50%         73,932    19.433420     1,436,752   (8.84)%     51.58%        161.34%***    -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.55%          7,138    19.411326       138,558   (8.89)%     51.51%        161.27%***    -
                                  1.60%          4,041    19.389212        78,352   (8.93)%     51.43%        161.20%***    -
                                  1.65%         21,141    19.367124       409,440   (8.98)%     51.35%        161.13%***    -
                                  1.70%          5,591    13.886316        77,638   (9.03)%     79.12%***       -           -
                                  1.75%         20,006    13.874614       277,576   (9.07)%     79.05%***       -           -
                                  1.80%            168    13.862902         2,329   (9.12)%     78.97%***       -           -
                                  1.90%              8    13.839506           111   (9.21)%     78.82%***       -           -
                                  2.00%            103    13.816124         1,423   (9.30)%     78.66%***       -           -
    Extra Value ................  0.95%      1,357,858    19.513867    26,497,060  (17.39)%***     -            -           -
                                  1.00%      1,107,012    19.491733    21,577,582  (17.43)%***     -            -           -
                                  1.05%         91,579    19.469588     1,783,005  (17.48)%***     -            -           -
                                  1.10%        204,403    19.447467     3,975,121  (17.52)%***     -            -           -
                                  1.15%         98,486    19.425379     1,913,128  (17.56)%***     -            -           -
                                  1.20%         69,707    19.403303     1,352,546  (17.60)%***     -            -           -
                                  1.25%         51,556    13.687882       705,692  (17.64)%***     -            -           -
                                  1.30%         10,522    13.674315       143,881  (17.69)%***     -            -           -
                                  1.35%          6,275    13.660765        85,721  (17.73)%***     -            -           -
                                  1.40%         39,859    13.647196       543,964  (17.77)%***     -            -           -
                                  1.45%         20,664    13.633644       281,726  (17.81)%***     -            -           -
                                  1.50%         13,566    13.620102       184,770  (17.85)%***     -            -           -
                                  1.55%         16,051    13.606573       218,399  (17.90)%***     -            -           -
                                  1.60%         19,089    13.593041       259,478  (17.94)%***     -            -           -
                                  1.65%          6,870    13.579509        93,291  (17.98)%***     -            -           -
                                  1.70%          7,586    13.566002       102,912  (18.02)%***     -            -           -
                                  1.75%          4,280    13.552487        58,005  (18.06)%***     -            -           -
                                  1.80%             77    13.538977         1,043  (18.11)%***     -            -           -
                                  1.85%            572    13.525488         7,737  (18.15)%***     -            -           -
                                  1.90%            241    13.511997         3,256  (18.19)%***     -            -           -
                                  1.95%            134    13.498515         1,809  (18.23)%***     -            -           -
Neuberger & Berman AMT -
  Partners Portfolio:
    Tax and non-tax
      qualified ................  0.95%      5,060,823    11.094953    56,149,593   (0.25)%        6.35%        3.22%       8.20%***
                                  1.00%      3,494,789    11.077328    38,712,924   (0.30)%        6.30%        3.17%       8.15%***
                                  1.05%        590,433    11.059680     6,530,000   (0.35)%        6.24%        3.11%       8.10%***
                                  1.10%         80,109    12.541566     1,004,692   (0.40)%        6.19%       73.77%***    -
                                  1.15%         18,790    12.527350       235,389   (0.45)%        6.14%       73.71%***    -
                                  1.20%        600,826    12.477284     7,496,677   (0.50)%        6.08%       54.52%***    -
                                  1.25%         57,882    12.462618       721,361   (0.55)%        6.03%       54.46%***    -
                                  1.30%        126,913    12.447943     1,579,806   (0.60)%        5.97%       54.40%***    -
                                  1.35%         34,027    12.470576       424,336   (0.65)%        5.92%       73.47%***    -
                                  1.40%          4,807    12.456413        59,878   (0.70)%        5.87%       73.41%***    -
                                  1.45%          6,242    12.442244        77,664   (0.75)%        5.81%       73.35%***    -
                                  1.50%          7,567    12.428094        94,043   (0.80)%        5.76%       73.29%***    -
                                  1.55%          1,004    12.413955        12,464   (0.85)%        5.71%       73.23%***    -


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.65%        3,832     12.385684       47,462     (0.95)%       5.60%       73.11%***    -
                                  1.70%           50      9.409456          470     (1.00)%      (7.45)%***    -           -
        Extra Value ............  0.95%      205,770     12.459551    2,563,802      1.14%***     -            -           -
                                  1.00%      275,078     12.445426    3,423,463      1.09%***     -            -           -
                                  1.05%        5,295     12.431268       65,824      1.04%***     -            -           -
                                  1.10%       37,207     12.417130      462,004      0.99%***     -            -           -
                                  1.15%       18,658     12.403018      231,416      0.94%***     -            -           -
                                  1.20%        6,649     12.388900       82,374      0.89%***     -            -           -
                                  1.25%        5,427     10.404035       56,463      0.84%***     -            -           -
                                  1.30%          573     10.393707        5,956      0.79%***     -            -           -
                                  1.40%        8,885     10.373074       92,165      0.68%***     -            -           -
                                  1.45%          105     10.362785        1,088      0.63%***     -            -           -
                                  1.50%          232     10.352478        2,402      0.58%***     -            -           -
                                  1.55%        1,283     10.342181       13,269      0.53%***     -            -           -
                                  1.65%          753     10.321615        7,772      0.43%***     -            -           -
                                  1.70%          387     10.311331        3,990      0.38%***     -            -           -
                                  1.75%          255     10.301046        2,627      0.33%***     -            -           -
                                  1.80%           88     10.290792          906      0.28%***     -            -           -
                                  1.90%          118     10.270277        1,212      0.18%***     -            -           -
Oppenheimer - Aggressive Growth
  Fund/VA:
     Tax and non-tax
       qualified ...............  0.95%    8,632,584     16.965058  146,452,288    (12.08)%      81.86%       11.29%     (28.89)%***
                                  1.00%    5,195,398     16.938069   88,000,010    (12.12)%      81.77%       11.24%     (28.94)%***
                                  1.05%      749,951     16.911124   12,682,514    (12.17)%      81.68%       11.18%     (28.99)%***
                                  1.10%      368,023     21.029849    7,739,468    (12.21)%      81.59%      126.72%***    -
                                  1.15%      133,088     21.006006    2,795,647    (12.26)%      81.50%      126.65%***    -
                                  1.20%    1,868,167     20.620784   38,523,068    (12.30)%      81.41%       88.66%***    -
                                  1.25%      191,006     20.596567    3,934,068    (12.34)%      81.31%       88.59%***    -
                                  1.30%      682,644     20.572328   14,043,576    (12.39)%      81.22%       88.53%***    -
                                  1.35%      111,547     20.910873    2,332,545    (12.43)%      81.13%      126.39%***    -
                                  1.40%       60,456     20.887100    1,262,751    (12.48)%      81.04%      126.32%***    -
                                  1.45%       45,731     20.863367      954,103    (12.52)%      80.95%      126.26%***    -
                                  1.50%      110,550     20.839650    2,303,823    (12.56)%      80.86%      126.19%***    -
                                  1.55%       34,453     20.815942      717,172    (12.61)%      80.77%      126.13%***    -
                                  1.60%        8,479     20.792245      176,297    (12.65)%      80.67%      126.06%***    -
                                  1.65%       31,318     20.768575      650,430    (12.70)%      80.58%      125.99%***    -
                                  1.70%        6,738     14.023027       94,487    (12.74)%      91.25%***     -           -
                                  1.75%       25,894     14.011209      362,806    (12.79)%      91.17%***     -           -
                                  1.80%        7,134     13.999397       99,872    (12.83)%      91.08%***     -           -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
        Extra Value ............  0.95%      1,618,687   20.941511    33,897,752   (24.35)%***    -            -           -
                                  1.00%      1,754,462   20.917749    36,699,396   (24.39)%***    -            -           -
                                  1.05%        142,326   20.894024     2,973,763   (24.43)%***    -            -           -
                                  1.10%        194,061   20.870306     4,050,112   (24.46)%***    -            -           -
                                  1.15%         56,917   20.846601     1,186,526   (24.50)%***    -            -           -
                                  1.20%         74,636   20.822911     1,554,139   (24.54)%***    -            -           -
                                  1.25%         71,747   15.545189     1,115,321   (24.58)%***    -            -           -
                                  1.30%          9,523   15.529789       147,890   (24.62)%***    -            -           -
                                  1.35%         10,220   15.514400       158,557   (24.66)%***    -            -           -
                                  1.40%         80,705   15.499019     1,250,848   (24.70)%***    -            -           -
                                  1.45%         23,450   15.483640       363,091   (24.73)%***    -            -           -
                                  1.50%         15,234   15.468274       235,644   (24.77)%***    -            -           -
                                  1.55%         15,841   15.452919       244,790   (24.81)%***    -            -           -
                                  1.60%          6,374   15.437563        98,399   (24.85)%***    -            -           -
                                  1.65%         11,061   15.422212       170,585   (24.89)%***    -            -           -
                                  1.70%          6,925   15.406881       106,693   (24.93)%***    -            -           -
                                  1.75%          1,649   15.391541        25,381   (24.97)%***    -            -           -
                                  1.80%            219   15.376225         3,367   (25.01)%***    -            -           -
                                  1.85%             90   15.360898         1,382   (25.04)%***    -            -           -
                                  1.90%             61   15.345595           936   (25.08)%***    -            -           -
                                  1.95%             53   15.330298           813   (25.12)%***    -            -           -
Oppenheimer - Capital
  Appreciation Fund/VA:
        Tax and non-tax
          qualified ............  0.95%      9,380,541   16.737106   157,003,109    (1.17)%      40.31%       22.82%     (10.69)%***
                                  1.00%      5,816,657   16.710507    97,199,288    (1.22)%      40.24%       22.76%     (10.74)%***
                                  1.05%        901,398   16.683918    15,038,850    (1.27)%      40.17%       22.70%     (10.79)%***
                                  1.10%        340,161   18.310774     6,228,611    (1.32)%      40.10%      128.83%***    -
                                  1.15%        140,037   18.290036     2,561,282    (1.37)%      40.03%      128.76%***    -
                                  1.20%      2,455,181   17.594890    43,198,640    (1.42)%      39.96%       82.42%***    -
                                  1.25%        222,363   17.574219     3,907,856    (1.47)%      39.89%       82.35%***    -
                                  1.30%        665,833   17.553551    11,687,734    (1.52)%      39.82%       82.29%***    -
                                  1.35%        127,533   18.207193     2,322,018    (1.57)%      39.75%      128.50%***    -
                                  1.40%         78,143   18.186519     1,421,149    (1.62)%      39.67%      128.43%***    -
                                  1.45%         57,338   18.165855     1,041,594    (1.67)%      39.60%      128.37%***    -
                                  1.50%        123,043   18.145209     2,232,641    (1.72)%      39.53%      128.30%***    -
                                  1.55%          3,147   18.124562        57,038    (1.77)%      39.46%      128.23%***    -
                                  1.60%          4,107   18.103937        74,353    (1.82)%      39.39%      128.17%***    -
                                  1.65%         29,076   18.083324       525,791    (1.87)%      39.32%      128.10%***    -
                                  1.70%          7,314   12.514763        91,533    (1.92)%      41.48%***     -           -
                                  1.75%         28,651   12.504224       358,259    (1.97)%      41.41%***     -           -
                                  1.80%         44,316   12.493669       553,669    (2.02)%      41.35%***     -           -
        Extra Value ............  0.95%      1,618,489   18.214917    29,480,643    (1.91)%***    -            -           -
                                  1.00%      2,527,252   18.194238    45,981,424    (1.96)%***    -            -           -
                                  1.05%        132,909   18.173598     2,415,435    (2.01)%***    -            -           -

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


FINANCIAL HIGHLIGHTS (Continued)

                                                           2000        CONTRACT                      1999        1998       1997
                                ASSET                   UNIT FAIR      OWNERS'          TOTAL        TOTAL       TOTAL      TOTAL
                                CHARGE        UNITS       VALUE        EQUITY          RETURN**     RETURN**    RETURN**   RETURN**
                                1.10%        258,348     18.152960     4,689,781      (2.06)%***       -           -          -
                                1.15%         69,157     18.132340     1,253,978      (2.10)%***       -           -          -
                                1.20%         84,182     18.111721     1,524,681      (2.15)%***       -           -          -
                                1.25%        339,073     13.354099     4,528,014      (2.20)%***       -           -          -
                                1.30%         14,399     13.340856       192,095      (2.25)%***       -           -          -
                                1.35%          4,823     13.327635        64,279      (2.30)%***       -           -          -
                                1.40%         71,488     13.314418       951,821      (2.35)%***       -           -          -
                                1.45%         24,318     13.301197       323,459      (2.40)%***       -           -          -
                                1.50%         14,643     13.288010       194,576      (2.45)%***       -           -          -
                                1.55%         14,465     13.274789       192,020      (2.50)%***       -           -          -
                                1.60%          6,340     13.261607        84,079      (2.55)%***       -           -          -
                                1.65%          7,234     13.248407        95,839      (2.60)%***       -           -          -
                                1.70%         10,797     13.235238       142,901      (2.65)%***       -           -          -
                                1.75%          1,188     13.222067        15,708      (2.70)%***       -           -          -
                                1.80%             74     13.208895           977      (2.74)%***       -           -          -
                                1.85%            229     13.195722         3,022      (2.79)%***       -           -          -
                                1.90%            177     13.182583         2,333      (2.84)%***       -           -          -
                                1.95%            153     13.169441         2,015      (2.89)%***       -           -          -
Oppenheimer Global Securities
  Fund/VA:
    Tax and non-tax             0.95%      1,256,646      9.537743    11,985,567      (6.89)%***       -           -          -
      qualified...............  1.00%        620,793      9.534566     5,918,992      (6.94)%***       -           -          -
                                1.05%         84,451      9.531378       804,934      (6.99)%***       -           -          -
                                1.10%         47,058      9.528196       448,378      (7.03)%***       -           -          -
                                1.15%         23,835      9.525016       227,029      (7.08)%***       -           -          -
                                1.20%        683,327      9.521827     6,506,521      (7.13)%***       -           -          -
                                1.25%         43,537      9.518646       414,413      (7.18)%***       -           -          -
                                1.30%        368,734      9.515462     3,508,674      (7.22)%***       -           -          -
                                1.35%         38,369      9.512275       364,976      (7.27)%***       -           -          -
                                1.40%          4,806      9.509088        45,701      (7.32)%***       -           -          -
                                1.45%         27,413      9.505903       260,585      (7.37)%***       -           -          -
                                1.50%         24,724      9.502715       234,945      (7.41)%***       -           -          -
                                1.65%          3,473      9.493145        32,970      (7.56)%***       -           -          -
                                1.70%            405      9.489961         3,843      (7.60)%***       -           -          -
                                1.80%         29,533      9.483571       280,078      (7.70)%***       -           -          -
    Extra Value ..............  0.95%        488,954     15.073936     7,370,461      (7.19)%***       -           -          -
                                1.00%        374,857     15.061214     5,645,801      (7.24)%***       -           -          -
                                1.05%         41,827     15.048479       629,433      (7.29)%***       -           -          -
                                1.10%         41,425     15.035758       622,856      (7.34)%***       -           -          -
                                1.15%         11,159     15.023047       167,642      (7.38)%***       -           -          -

                                                        2000         CONTRACT                    1999        1998        1997
                                ASSET                UNIT FAIR       OWNERS'        TOTAL        TOTAL       TOTAL       TOTAL
                                CHARGE      UNITS      VALUE         EQUITY        RETURN**     RETURN**    RETURN**    RETURN**
                                1.20%      18,705    15.010318       280,768      (7.43)%***      -           -           -
                                1.25%      23,407    14.997617       351,049      (7.48)%***      -           -           -
                                1.30%       6,322    14.984908        94,735      (7.53)%***      -           -           -
                                1.35%         647    14.972214         9,687      (7.57)%***      -           -           -
                                1.40%       4,837    14.959511        72,359      (7.62)%***      -           -           -
                                1.45%       8,037    14.946825       120,128      (7.67)%***      -           -           -
                                1.50%      13,896    14.934133       207,525      (7.72)%***      -           -           -
                                1.55%         682    14.921452        10,176      (7.76)%***      -           -           -
                                1.60%         841    14.908750        12,538      (7.81)%***      -           -           -
                                1.65%         871    14.896100        12,975      (7.86)%***      -           -           -
                                1.70%          92    14.883434         1,369      (7.91)%***      -           -           -
Oppenheimer Main Street Growth
  & Income/VA:
    Tax and non-tax             0.95%   9,160,617    11.590413   106,175,334      (9.64)%        20.55%       3.71%      16.06%***
      qualified ..............  1.00%   5,826,470    11.571981    67,423,800      (9.68)%        20.49%       3.65%      16.01%***
                                1.05%   1,115,013    11.553551    12,882,360      (9.73)%        20.43%       3.60%      15.96%***
                                1.10%     285,479    13.402637     3,826,171      (9.77)%        20.37%      92.93%***    -
                                1.15%     133,090    13.387444     1,781,735      (9.82)%        20.31%      92.86%***    -
                                1.20%   2,986,885    13.168121    39,331,663      (9.86)%        20.25%      64.34%***    -
                                1.25%     316,642    13.152642     4,164,679      (9.91)%        20.19%      64.28%***    -
                                1.30%   1,064,402    13.137180    13,983,241      (9.96)%        20.13%      64.22%***    -
                                1.35%     163,028    13.326790     2,172,640     (10.00)%        20.07%      92.62%***    -
                                1.40%      79,005    13.311650     1,051,687     (10.05)%        20.01%      92.56%***    -
                                1.45%      83,911    13.296520     1,115,724     (10.09)%        19.94%      92.49%***    -
                                1.50%     174,299    13.281403     2,314,935     (10.14)%        19.88%      92.43%***    -
                                1.55%      24,874    13.266293       329,986     (10.18)%        19.82%      92.37%***    -
                                1.60%       5,861    13.251196        77,665     (10.23)%        19.76%      92.31%***    -
                                1.65%      59,147    13.236091       782,875     (10.27)%        19.70%      92.25%***    -
                                1.70%      12,049     9.671852       116,536     (10.32)%        11.79%***    -           -
                                1.75%       8,317     9.663699        80,373     (10.36)%        11.74%***    -           -
                                1.80%      39,310     9.655553       379,560     (10.41)%        11.68%***    -           -
                                1.90%          17     9.639258           164     (10.50)%        11.57%***    -           -
    Extra Value ..............  0.95%   2,265,608    13.322658    30,183,921     (10.14)%***      -           -           -
                                1.00%   2,196,927    13.307548    29,235,712     (10.19)%***      -           -           -
                                1.05%     232,186    13.292427     3,086,315     (10.24)%***      -           -           -
                                1.10%     238,775    13.277308     3,170,289     (10.28)%***      -           -           -
                                1.15%     179,948    13.262232     2,386,512     (10.33)%***      -           -           -
                                1.20%      96,238    13.247136     1,274,878     (10.37)%***      -           -           -
                                1.25%      47,030    10.767178       506,380     (10.42)%***      -           -           -
                                1.30%      10,865    10.756516       116,870     (10.46)%***      -           -           -
                                1.35%      10,000    10.745846       107,458     (10.51)%***      -           -           -
                                1.40%      96,024    10.735184     1,030,835     (10.55)%***      -           -           -
                                1.45%      32,444    10.724529       347,947     (10.60)%***      -           -           -
                                1.50%      22,952    10.713861       245,905     (10.64)%***      -           -           -


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


FINANCIAL HIGHLIGHTS (Continued)

                                                               2000         CONTRACT                   1999       1998      1997
                                     ASSET                   UNIT FAIR      OWNERS'       TOTAL        TOTAL      TOTAL     TOTAL
                                    CHARGE      UNITS          VALUE        EQUITY       RETURN**     RETURN**   RETURN**  RETURN**
                                     1.55%      36,827       10.703220      394,167     (10.69)%***      -          -         -
                                     1.60%       2,472       10.692568       26,432     (10.73)%***      -          -         -
                                     1.65%       4,797       10.681941       51,241     (10.78)%***      -          -         -
                                     1.70%      19,928       10.671295      212,658     (10.82)%***      -          -         -
                                     1.75%       7,902       10.660669       84,241     (10.87)%***      -          -         -
                                     1.80%         257       10.650054        2,737     (10.92)%***      -          -         -
                                     1.85%          96       10.639431        1,021     (10.96)%***      -          -         -
                                     1.90%         408       10.628821        4,337     (11.01)%***      -          -         -
                                     1.95%          59       10.618201          626     (11.05)%***      -          -         -
                                     2.00%         156       10.607604        1,655     (11.10)%***      -          -         -
Strong Opportunity Fund II, Inc.:
  Tax and non-tax qualified .......  0.95%     752,002        9.792343    7,363,862      (2.76)%***      -          -         -
                                     1.00%     543,371        9.789079    5,319,102      (2.81)%***      -          -         -
                                     1.05%      31,598        9.785815      309,212      (2.86)%***      -          -         -
                                     1.10%      29,289        9.782545      286,521      (2.91)%***      -          -         -
                                     1.15%       6,669        9.779277       65,218      (2.96)%***      -          -         -
                                     1.20%     712,219        9.776003    6,962,655      (3.01)%***      -          -         -
                                     1.25%      33,856        9.772739      330,866      (3.06)%***      -          -         -
                                     1.30%     286,392        9.769466    2,797,897      (3.11)%***      -          -         -
                                     1.35%      30,347        9.766196      296,375      (3.15)%***      -          -         -
                                     1.40%       4,014        9.762926       39,188      (3.20)%***      -          -         -
                                     1.45%       1,129        9.759650       11,019      (3.25)%***      -          -         -
                                     1.50%      26,877        9.756374      262,222      (3.30)%***      -          -         -
                                     1.55%       1,529        9.753099       14,912      (3.35)%***      -          -         -
                                     1.65%      11,178        9.746555      108,947      (3.45)%***      -          -         -
                                     1.75%         515        9.740009        5,016      (3.55)%***      -          -         -
  Extra Value .....................  0.95%     378,635       12.384598    4,689,242      (3.13)%***      -          -         -
                                     1.00%     700,978       12.374135    8,673,996      (3.18)%***      -          -         -
                                     1.05%      35,858       12.363669      443,336      (3.23)%***      -          -         -
                                     1.10%      38,021       12.353197      469,681      (3.28)%***      -          -         -
                                     1.15%       7,139       12.342757       88,115      (3.33)%***      -          -         -
                                     1.20%      14,651       12.332291      180,680      (3.38)%***      -          -         -
                                     1.25%      12,220       12.321845      150,573      (3.43)%***      -          -         -
                                     1.30%          77       12.311389          948      (3.48)%***      -          -         -
                                     1.35%          28       12.300944          344      (3.52)%***      -          -         -
                                     1.40%      10,530       12.290507      129,419      (3.57)%***      -          -         -
                                     1.45%       5,095       12.280071       62,567      (3.62)%***      -          -         -
                                     1.50%      14,542       12.269639      178,425      (3.67)%***      -          -         -
                                     1.55%       6,432       12.259206       78,851      (3.72)%***      -          -         -

                                                         2000        CONTRACT                   1999        1998       1997
                                ASSET                 UNIT FAIR      OWNERS'       TOTAL        TOTAL       TOTAL      TOTAL
                                CHARGE      UNITS       VALUE        EQUITY       RETURN**     RETURN**    RETURN**   RETURN**
                                1.65%          255    12.238351         3,121     (3.82)%***      -           -         -
                                1.75%           40    12.217528           489     (3.92)%***      -           -         -
Van Eck WIT - Worldwide
  Emerging Markets Fund:
    Tax and non-tax qualified.. 0.95%    1,926,318     6.569856    12,655,632     (42.42)%      98.38%     (34.76)%    (73.37)%***
                                1.00%      894,428     6.559411     5,866,921     (42.45)%      98.28%     (34.79)%    (73.41)%***
                                1.05%      185,292     6.548959     1,213,470     (42.47)%      98.18%     (34.82)%    (73.46)%***
                                1.10%       21,492    14.389442       309,258     (42.50)%      98.08%     104.58%***     -
                                1.15%        4,887    14.373141        70,242     (42.53)%      97.99%     104.52%***     -
                                1.20%      362,220    13.755231     4,982,420     (42.56)%      97.89%      62.93%***     -
                                1.25%       20,195    13.739047       277,460     (42.59)%      97.79%      62.86%***     -
                                1.30%       95,797    13.722894     1,314,612     (42.62)%      97.69%      62.80%***     -
                                1.35%       12,251    14.308006       175,287     (42.65)%      97.59%     104.27%***     -
                                1.40%        8,375    14.291739       119,693     (42.68)%      97.49%     104.21%***     -
                                1.45%        5,277    14.275487        75,332     (42.71)%      97.39%     104.14%***     -
                                1.50%        8,026    14.259243       114,445     (42.74)%      97.29%     104.08%***     -
                                1.55%          361    14.243025         5,142     (42.76)%      97.19%     104.02%***     -
                                1.60%          900    14.226803        12,804     (42.79)%      97.09%     103.95%***     -
                                1.65%        5,776    14.210596        82,080     (42.82)%      96.99%     103.89%***     -
                                1.70%          194     8.913211         1,729     (42.85)%      84.12%***     -           -
                                1.75%          451     8.905697         4,016     (42.88)%      84.04%***     -           -
                                1.80%          342     8.898173         3,043     (42.91)%      83.96%***     -           -
    Extra Value ............... 0.95%      180,479    14.321380     2,584,708     (45.63)%***     -           -           -
                                1.00%      104,288    14.305127     1,491,853     (45.66)%***     -           -           -
                                1.05%        8,463    14.288883       120,927     (45.68)%***     -           -           -
                                1.10%       17,509    14.272652       249,900     (45.71)%***     -           -           -
                                1.15%        6,593    14.256421        93,993     (45.74)%***     -           -           -
                                1.20%        6,022    14.240196        85,754     (45.77)%***     -           -           -
                                1.25%        7,866    11.814248        92,931     (45.80)%***     -           -           -
                                1.30%          656    11.802527         7,742     (45.83)%***     -           -           -
                                1.35%          613    11.790816         7,228     (45.86)%***     -           -           -
                                1.40%        1,884    11.779125        22,192     (45.88)%***     -           -           -
                                1.45%        4,581    11.767420        53,907     (45.91)%***     -           -           -
                                1.50%        3,039    11.755734        35,726     (45.94)%***     -           -           -
                                1.55%        4,668    11.744056        54,821     (45.97)%***     -           -           -
                                1.60%        1,776    11.732366        20,837     (46.00)%***     -           -           -
                                1.65%        3,492    11.720700        40,929     (46.03)%***     -           -           -
                                1.70%        2,415    11.709031        28,277     (46.06)%***     -           -           -
                                1.75%          500    11.697380         5,849     (46.08)%***     -           -           -
                                1.80%           10    11.685714           117     (46.11)%***     -           -           -
                                1.85%          102    11.674072         1,191     (46.14)%***     -           -           -
                                1.90%           36    11.662426           420     (46.17)%***     -           -           -
                                1.95%           68    11.650775           792     (46.20)%***     -           -           -

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


FINANCIAL HIGHLIGHTS (Continued)

                                                    2000        CONTRACT                   1999           1998          1997
                          ASSET                  UNIT FAIR      OWNERS'      TOTAL         TOTAL          TOTAL         TOTAL
                          CHARGE      UNITS        VALUE        EQUITY       RETURN**      RETURN**      RETURN**      RETURN**
Van Eck WIT - Worldwide
  Hard Assets Fund:
    Tax and non-tax
    qualified .........  0.95%      466,989       8.120188     3,792,038      10.35%        19.85%       (31.63)%    (63.18)%***
                         1.00%      235,704       8.107253     1,910,912      10.29%        19.79%       (31.66)%    (63.22)%***
                         1.05%       55,308       8.094362       447,683      10.24%        19.73%       (31.69)%    (63.27)%***
                         1.10%        1,698      13.078363        22,207      10.18%        19.67%        (3.23)%***    -
                         1.15%        1,036      13.063519        13,534      10.13%        19.61%        (3.28)%***    -
                         1.20%      112,355      13.923943     1,564,425      10.07%        19.55%        17.40%***     -
                         1.25%        3,884      13.907561        54,017      10.02%        19.49%        17.35%***     -
                         1.30%       16,688      13.891206       231,816       9.96%        19.43%        17.29%***     -
                         1.35%        6,763      13.004291        87,948       9.91%        19.37%        (3.48)%***    -
                         1.40%        5,051      12.989532        65,610       9.85%        67.32%***     (3.53)%***    -
                         1.45%        2,887      12.974758        37,458       9.80%        19.25%        (3.58)%***    -
                         1.50%        3,431      12.959993        44,466       9.74%        19.19%        (3.63)%***    -
                         1.70%           48      10.937759           525       9.52%        (0.19)%***      -           -
  Extra Value .........  0.95%       44,570      13.000985       579,454       9.39%***       -             -           -
                         1.00%       63,985      12.986211       830,923       9.33%***       -             -           -
                         1.05%           74      12.971460           960       9.28%***       -             -           -
                         1.10%        2,695      12.956723        34,918       9.23%***       -             -           -
                         1.20%          722      12.927247         9,333       9.12%***       -             -           -
                         1.25%          205      12.756348         2,615       9.06%***       -             -           -
                         1.60%        1,354      12.667939        17,152       8.68%***       -             -           -
                         1.85%           32      12.604987           403       8.41%***       -             -           -
Victory VIF - VVIF
  Diversified Stock
  Fund Class A Shares:
    Tax and non-tax
    qualified .........  0.95%       19,926       9.913591       197,538      (1.29)%***      -             -           -
                         1.00%       41,921       9.910285       415,449      (1.34)%***      -             -           -
                         1.05%        2,458       9.906989        24,351      (1.39)%***      -             -           -
                         1.10%       20,554       9.903675       203,560      (1.44)%***      -             -           -
                         1.20%      500,693       9.827143     4,920,382      (2.32)%        1.19%***       -           -
                         1.25%       21,276       9.819759       208,925      (2.37)%        1.14%***       -           -
                         1.40%          464       9.797620         4,546      (2.51)%        0.99%***       -           -
                         1.45%        9,565       9.790234        93,644      (2.56)%        0.94%***       -           -
                         1.50%       12,615       9.782879       123,411      (2.61)%        0.89%***       -           -
                         1.65%        3,470       9.760791        33,870      (2.76)%        0.74%***       -           -
       Extra Value ....  0.95%       43,363       9.797186       424,835      (1.72)%***      -             -           -
                         1.00%      485,854       9.789785     4,756,406      (1.77)%***      -             -           -
                         1.05%        7,848       9.782367        76,772      (1.82)%***      -             -           -
                         1.10%        9,949       9.774956        97,251      (1.87)%***      -             -           -
                         1.15%       12,317       9.767557       120,307      (1.92)%***      -             -           -
                         1.20%        2,267       9.760138        22,126      (1.97)%***      -             -           -

                                                               2000         CONTRACT                  1999       1998      1997
                                    ASSET                    UNIT FAIR      OWNERS'    TOTAL          TOTAL      TOTAL     TOTAL
                                    CHARGE      UNITS          VALUE        EQUITY     RETURN**       RETURN**   RETURN**  RETURN**
                                     1.25%      8,032         9.752734      78,334    (2.02)%***        -           -         -
                                     1.40%      1,531         9.730523      14,897    (2.16)%***        -           -         -
                                     1.45%      1,086         9.723116      10,559    (2.21)%***        -           -         -
                                     1.55%      3,941         9.708316      38,260    (2.31)%***        -           -         -
                                     1.60%      2,730         9.700925      26,484    (2.36)%***        -           -         -
                                     1.70%        870         9.686150       8,427    (2.46)%***        -           -         -
Victory VIF - Diversified Stock
  Fund Class A Shares:
    Initial Deposit Funding .......   -       100,000        10.005426   1,000,543    (1.29)%***        -           -         -

Victory VIF - Small Company
  Opportunity Fund Class A Shares:
    Tax and non-tax qualified .....  0.95%      1,613        11.282284      18,198    19.12%***         -           -         -
                                     1.00%      3,093        11.278536      34,885    19.06%***         -           -         -
                                     1.20%     53,241        11.829701     629,825    19.53%          (2.05)%***    -         -
                                     1.25%      3,509        11.820812      41,479    19.47%          (2.10)%***    -         -
                                     1.45%      8,691        11.785267     102,426    19.23%          (2.30)%***    -         -
                                     1.50%      2,025        11.776397      23,847    19.17%          (2.34)%***    -         -
                                     1.65%      1,031        11.749812      12,114    18.99%          (2.49)%***    -         -
    Extra Value ...................  0.95%      6,831        11.796109      80,579    18.68%***         -           -         -
                                     1.00%      9,282        11.787182     109,409    18.62%***         -           -         -
                                     1.05%      5,457        11.778265      64,274    18.57%***         -           -         -
                                     1.60%        807        11.680204       9,426    17.95%***         -           -         -
                                     1.70%        190        11.662421       2,216    17.84%***         -           -         -

Victory VIF - Small Company
  Opportunity Fund Class A Shares:
    Initial Deposit Funding .......   -       100,000        12.044373   1,204,437    19.12%***         -           -         -

Victory Portfolios - Investment
  Quality Bond Fund Class A Shares:
    Tax and non-tax qualified .....  1.20%     96,130        10.893906   1,047,231     9.70%          (1.37)%***    -         -
                                     1.25%      4,485        10.885745      48,823     9.64%          (1.42)%***    -         -
                                     1.50%      3,868        10.844847      41,948     9.37%          (1.67)%***    -         -
                                     1.65%        750        10.820355       8,115     9.20%          (1.82)%***    -         -

The Victory VIF - Investment Quality
  Bond Fund Class A Shares:
    Initial Deposit Funding .......   -       100,000        11.124721   1,112,472     9.70%          (1.37)%***    -         -

W & R Target Funds, Inc. - Asset
  Strategy Portfolio:
    Extra Value ...................  0.95%      1,680        10.378779      17,436    44.63%***         -           -         -
                                     1.40%        174        10.375175       1,805    44.20%***         -           -         -

W & R Target Funds, Inc. - Balanced
  Portfolio:
    Extra Value ...................  0.95%        476        10.237450       4,873    27.98%***         -           -         -

W & R Target Funds, Inc. - Bond
  Portfolio:
    Extra Value ...................  0.95%      1,184        10.225243      12,107    26.54%***         -           -         -

W & R Target Funds, Inc. - Core
  Equity Portfolio:
    Extra Value ...................  0.95%      1,696        10.217913      17,330    25.68%***         -           -         -
                                     1.40%        282        10.214367       2,880    25.26%***         -           -         -

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


FINANCIAL HIGHLIGHTS (Continued)

                                                           2000          CONTRACT                  1999       1998       1997
                                    ASSET                UNIT FAIR       OWNERS'      TOTAL        TOTAL      TOTAL      TOTAL
                                    CHARGE      UNITS      VALUE         EQUITY       RETURN**     RETURN**   RETURN**   RETURN**
W & R Target Funds, Inc. - Growth
  Portfolio:
    Extra Value ...................  0.95%       1,230   10.120865        12,449      14.24%***       -         -           -
                                     1.40%         178   10.117349         1,801      13.83%***       -         -           -

W & R Target Funds, Inc. -
  International Portfolio:
    Extra Value ...................  0.95%         258   10.146674         2,618      17.28%***       -         -           -

W & R Target Funds, Inc. -
  Science & Technology Portfolio:
    Extra Value ...................  0.95%         533     9.700275         5,170     (35.31)%***     -         -           -
                                     1.40%          74     9.696893           718     (35.71)%***     -         -           -

W & R Target Funds, Inc. -
  Small Cap Portfolio:
    Extra Value ...................  0.95%         265    10.079355         2,671       9.35%***      -         -           -

Warburg Pincus Trust - Global
  Post - Venture Capital Portfolio:
    Tax and non-tax qualified .....  0.95%     664,992    13.516337     8,988,256     (19.71)%      61.95%     5.50%      (9.12)%***
                                     1.00%     271,329    13.494845     3,661,543     (19.75)%      61.87%     5.45%      (9.16)%***
                                     1.05%      93,547    13.473367     1,260,393     (19.79)%      61.78%     5.39%      (9.21)%***
                                     1.10%       5,260    16.644686        87,551     (19.83)%      61.70%   112.71%***     -
                                     1.15%         108    16.625822         1,796     (19.87)%      61.62%   112.65%***     -
                                     1.20%      65,241    16.482534     1,075,337     (19.91)%      61.54%    82.02%***     -
                                     1.25%       2,892    16.463131        47,611     (19.95)%      61.46%    81.96%***     -
                                     1.30%       4,155    16.443767        68,324     (19.99)%      61.38%    81.89%***     -
                                     1.35%       2,167    16.550469        35,865     (20.03)%      61.29%   112.39%***     -
                                     1.40%       1,553    16.531655        25,674     (20.07)%      61.21%   112.33%***     -
                                     1.65%          34    16.437806           559     (20.27)%      60.80%   112.01%***     -

Warburg Pincus Trust -
  International Equity Portfolio:
    Tax and non-tax qualified .....  0.95%   1,280,898    11.005780    14,097,282     (26.60)%      51.98%     4.35%     (33.75)%***
                                     1.00%     560,127    10.988262     6,154,822     (26.63)%      51.90%     4.29%     (33.80)%***
                                     1.05%     129,795    10.970789     1,423,954     (26.67)%      51.82%     4.24%     (33.85)%***
                                     1.10%       4,017    12.847895        51,610     (26.71)%      51.75%    61.61%***     -
                                     1.15%       2,389    12.833338        30,659     (26.74)%      51.67%    61.56%***     -
                                     1.20%     100,383    11.989196     1,203,511     (26.78)%      51.59%    24.00%***     -
                                     1.25%      12,747    11.975093       152,647     (26.82)%      51.52%    23.95%***     -
                                     1.30%      17,874    11.961010      213,791     (26.86)%       51.44%    23.89%***     -
                                     1.35%       3,467    12.775184        44,292     (26.89)%      51.36%    61.33%***     -
                                     1.40%         722    12.760667         9,213     (26.93)%      51.29%    61.27%***     -
                                     1.45%         536    12.746142         6,832     (26.97)%      51.21%    61.21%***     -
                                     1.50%       4,375    12.731669        55,701     (27.00)%      51.13%    61.15%***     -
                                     1.60%         199    12.702702         2,528     (27.08)%      50.98%    61.04%***     -
                                     1.65%         903    12.688214        11,457     (27.11)%      50.90%    60.98%***     -


                                                          2000         CONTRACT                  1999       1998        1997
                                     ASSET              UNIT FAIR      OWNERS'       TOTAL       TOTAL      TOTAL       TOTAL
                                    CHARGE    UNITS       VALUE        EQUITY        RETURN**    RETURN**   RETURN**    RETURN**
Warburg Pincus Trust -
  ValuePortfolio:
    Tax and non-tax qualified .....  0.95%   808,299    13.079940    10,572,502       7.88%       5.23%      11.06%      23.13%***
                                     1.00%   376,965    13.059137     4,922,838       7.83%       5.18%      11.01%      23.08%***
                                     1.05%   115,481    13.038397     1,505,687       7.77%       5.13%      10.95%      23.03%***
                                     1.10%     5,997    13.464612        80,747       7.72%       5.07%      75.28%***     -
                                     1.15%     4,053    13.449360        54,510       7.66%       5.02%      75.22%***     -
                                     1.20%   166,739    13.203287     2,201,503       7.61%       4.97%      50.56%***     -
                                     1.25%     7,602    13.187744       100,253       7.56%       4.92%      50.50%***     -
                                     1.30%    17,814    13.172245       234,650       7.50%       4.86%      50.44%***     -
                                     1.35%    10,852    13.388420       145,291       7.45%       4.81%      74.98%***     -
                                     1.40%     6,137    13.373210        82,071       7.39%       4.76%      74.92%***     -
                                     1.45%     1,010    13.358023        13,492       7.34%       4.70%      74.86%***     -
                                     1.50%     9,842    13.342824       131,320       7.29%       4.65%      74.80%***     -
                                     1.55%     1,949    13.327642        25,976       7.23%       4.60%      74.74%***     -
                                     1.70%     2,169    10.000956        21,692       7.07%      (9.91)%***    -           -
                                     1.75%       261     9.992513         2,608       7.02%      (9.96)%***    -           -
                                     1.80%     1,164     9.984104        11,621       6.96%     (10.01)%***    -           -
    Extra Value ...................  0.95%    38,406    13.376195       513,726      14.67%***     -           -           -
                                     1.00%    21,454    13.361008       286,647      14.61%***     -           -           -
                                     1.05%     1,396    13.345820        18,631      14.55%***     -           -           -
                                     1.10%       513    13.330655         6,839      14.50%***     -           -           -
                                     1.15%     3,507    13.315500        46,697      14.44%***     -           -           -
                                     1.20%       288    13.300356         3,831      14.38%***     -           -           -
                                     1.35%       392    11.083443         4,345      14.21%***     -           -           -
                                     1.45%       137    11.061443         1,515      14.10%***     -           -           -
                                     1.85%        37    10.973682           406      13.64%***     -           -           -
                                             =======    =========

Reserve for annuity contracts in
  payout phase:
    Non-tax qualified .............                                   6,547,281
                                                               ----------------
                                                               $ 10,938,492,289
                                                               ================





*   Not used.

** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

*** Annualized as this investment option was not utilized for the entire period indicated.


--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP


January 26, 2001

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                                   December 31,
                                                                                        ------------------------------------
                                                                                              2000               1999
============================================================================================================================
                                        ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                              $ 15,443.0          $ 15,294.0
    Equity securities                                                                           109.0                92.9
  Mortgage loans on real estate, net                                                          6,168.3             5,786.3
  Real estate, net                                                                              310.7               254.8
  Policy loans                                                                                  562.6               519.6
  Other long-term investments                                                                   101.8                73.8
  Short-term investments                                                                        442.6               416.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                             23,138.0            22,437.4
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                             18.4                 4.8
Accrued investment income                                                                       251.4               238.6
Deferred policy acquisition costs                                                             2,865.6             2,554.1
Other assets                                                                                    396.7               305.9
Assets held in separate accounts                                                             65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================

                         LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                          $ 22,183.6          $ 21,861.6
Short-term borrowings                                                                           118.7                 -
Other liabilities                                                                             1,164.9               914.2
Liabilities related to separate accounts                                                     65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                             89,364.4            89,910.9
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 9 and 14)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    646.1               766.1
  Retained earnings                                                                           2,436.3             2,011.0
  Accumulated other comprehensive income (loss)                                                 116.7               (15.9)
----------------------------------------------------------------------------------------------------------------------------
                                                                                              3,202.9             2,765.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2000            1999           1998
===========================================================================================================================
Revenues:
  Policy charges                                                               $ 1,091.4       $   895.5      $   698.9
  Life insurance premiums                                                          240.0           220.8          200.0
  Net investment income                                                          1,654.9         1,520.8        1,481.6
  Realized (losses) gains on investments                                           (19.4)          (11.6)          28.4
  Other                                                                             17.0            66.1           66.8
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,983.9         2,691.6        2,475.7
---------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Interest credited to policyholder account balances                             1,182.4         1,096.3        1,069.0
  Other benefits and claims                                                        241.6           210.4          175.8
  Policyholder dividends on participating policies                                  44.5            42.4           39.6
  Amortization of deferred policy acquisition costs                                352.1           272.6          214.5
  Interest expense on short-term borrowings                                          1.3             -              -
  Other operating expenses                                                         479.0           463.4          419.7
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,300.9         2,085.1        1,918.6
---------------------------------------------------------------------------------------------------------------------------

    Income before federal income tax expense                                       683.0           606.5          557.1
Federal income tax expense                                                         207.7           201.4          190.4
---------------------------------------------------------------------------------------------------------------------------

    Net income                                                                 $   475.3       $   405.1      $   366.7
===========================================================================================================================

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2000, 1999 and 1998
                                  (in millions)


                                                                                          Accumulated
                                                           Additional                        other            Total
                                                Common       paid-in       Retained      comprehensive    shareholder's
                                                 stock       capital       earnings      income (loss)        equity
=========================================================================================================================
December 31, 1997                                $ 3.8       $ 914.7      $ 1,312.3         $ 247.1         $ 2,477.9

Comprehensive income:
    Net income                                     -             -            366.7             -               366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -              28.5              28.5
                                                                                                          ---------------
  Total comprehensive income                                                                                    395.2
                                                                                                          ---------------
Dividend to shareholder                            -             -           (100.0)            -              (100.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                  3.8         914.7        1,579.0           275.6           2,773.1
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            405.1             -               405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                     -             -              -            (315.0)           (315.0)
                                                                                                          ---------------
  Total comprehensive income                                                                                     90.1
                                                                                                          ---------------
Capital contribution                               -            26.4           87.9            23.5             137.8
Return of capital to shareholder                   -          (175.0)           -               -              (175.0)
Dividends to shareholder                           -             -            (61.0)            -               (61.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1999                                  3.8         766.1        2,011.0           (15.9)          2,765.0
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            475.3             -               475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -             132.6             132.6
                                                                                                          ---------------
  Total comprehensive income                                                                                    607.9
                                                                                                          ---------------
Return of capital to shareholder                   -          (120.0)           -               -              (120.0)
Dividends to shareholder                           -             -           (50.0)             -               (50.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 2000                                $ 3.8       $ 646.1      $ 2,436.3         $ 116.7         $ 3,202.9
=========================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     2000           1999            1998
==============================================================================================================================
Cash flows from operating activities:
  Net income                                                                     $    475.3     $    405.1      $    366.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,182.4        1,096.3         1,069.0
      Capitalization of deferred policy acquisition costs                            (778.9)        (637.0)         (584.2)
      Amortization of deferred policy acquisition costs                               352.1          272.6           214.5
      Amortization and depreciation                                                   (12.7)           2.4            (8.5)
      Realized losses (gains) on invested assets, net                                  19.4           11.6           (28.4)
      Increase in accrued investment income                                           (12.8)          (7.9)           (8.2)
     (Increase) decrease in other assets                                              (92.0)         122.9            16.4
      Decrease in policy liabilities                                                   (0.3)         (20.9)           (8.3)
      Increase (decrease) in other liabilities                                        229.3          149.7           (34.8)
      Other, net                                                                       22.3           (8.6)          (11.3)
------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities                                   1,384.1        1,386.2           982.9
------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                           2,988.7        2,307.9         1,557.0
  Proceeds from sale of securities available-for-sale                                 602.0          513.1           610.5
  Proceeds from repayments of mortgage loans on real estate                           911.7          696.7           678.2
  Proceeds from sale of real estate                                                    18.7            5.7           103.8
  Proceeds from repayments of policy loans and sale of other invested assets           79.3           40.9            23.6
  Cost of securities available-for-sale acquired                                   (3,475.5)      (3,724.9)       (3,182.8)
  Cost of mortgage loans on real estate acquired                                   (1,318.0)        (971.4)         (829.1)
  Cost of real estate acquired                                                         (7.1)         (14.2)           (0.8)
  Short-term investments, net                                                         (26.6)         (27.5)           69.3
  Other, net                                                                         (182.3)        (110.9)          (88.4)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in investing activities                                        (409.1)      (1,284.6)       (1,058.7)
------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Capital returned to shareholder                                                    (120.0)        (175.0)            -
  Net proceeds from issuance of short-term borrowings (commercial paper)              118.7            -               -
  Cash dividends paid                                                                (100.0)         (13.5)         (100.0)
  Increase in investment product and universal life insurance
    product account balances                                                        4,517.0        3,799.4         2,682.1
  Decrease in investment product and universal life insurance
    product account balances                                                       (5,377.1)      (3,711.1)       (2,678.5)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in financing activities                                        (961.4)        (100.2)          (96.4)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        13.6            1.4          (172.2)

Cash, beginning of year                                                                 4.8            3.4           175.6
------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                $     18.4     $      4.8      $      3.4
==============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation.


(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments, the liability for future policy benefits and claims and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $1.12 billion and $915.4 million of separate account assets at December 31, 2000 and 1999, respectively, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 21% in 2000 (29% in 1999 and 40% in 1998) of the Company's life insurance in force, 66% in 2000 (69% in 1999 and 74% in 1998) of the number of life insurance policies in force, and 8% in 2000 (13% in 1999 and 14% in 1998) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of NFS. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
              133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, is effective for the Company as of January 1, 2001.

              SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

              As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. Adoption of SFAS 133 will result in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) will be recorded in accumulated other comprehensive income at January 1, 2001. The adoption of SFAS 133 will result in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 will result in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively.

              Also, the Company expects that the adoption of SFAS 133 will increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

         (k)  RECLASSIFICATION
              Certain items in the 1999 and 1998 consolidated financial statements have been reclassified to conform to the 2000 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

             Notes to Consolidated Financial Statements, Continued



(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2000 and 1999 were:

                                                                                          Gross         Gross
                                                                         Amortized      unrealized    unrealized     Estimated
         (in millions)                                                      cost          gains         losses       fair value
         =========================================================================================================================
         December 31, 2000
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                       $    277.5      $  33.4       $   0.1       $    310.8
             Obligations of states and political subdivisions                    8.6          0.2           -                8.8
             Debt securities issued by foreign governments                      94.1          1.5           0.1             95.5
             Corporate securities                                            9,758.3        235.0         135.1          9,858.2
             Mortgage-backed securities - U.S. Government backed             2,719.1         46.1           3.8          2,761.4
             Asset-backed securities                                         2,388.2         36.3          16.2          2,408.3
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,245.8        352.5         155.3         15,443.0
           Equity securities                                                   103.5          9.5           4.0            109.0
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,349.3      $ 362.0       $ 159.3       $ 15,552.0
         =========================================================================================================================

         December 31, 1999
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                     $      428.4     $   23.4     $     2.4     $      449.4
             Obligations of states and political subdivisions                    0.8          -             -                0.8
             Debt securities issued by foreign governments                     110.6          0.6           0.8            110.4
             Corporate securities                                            9,390.4        110.3         179.9          9,320.8
             Mortgage-backed securities - U.S. Government backed             3,423.1         25.8          30.3          3,418.6
             Asset-backed securities                                         2,024.0          8.6          38.6          1,994.0
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,377.3        168.7         252.0         15,294.0
           Equity securities                                                    84.9         12.4           4.4             92.9
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,462.2      $ 181.1       $ 256.4       $ 15,386.9
         =========================================================================================================================

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2000, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



                                                                                Amortized            Estimated
         (in millions)                                                             cost             fair value
         ===========================================================================================================
         Fixed maturity securities available for sale:
          Due in one year or less                                               $  1,288.7         $  1,287.0
          Due after one year through five years                                    4,577.9            4,572.4
          Due after five years through ten years                                   3,071.3            3,136.6
          Due after ten years                                                      1,200.6            1,277.3
         -----------------------------------------------------------------------------------------------------------
                                                                                  10,138.5           10,273.3
           Mortgage-backed securities                                              2,719.1            2,761.4
           Asset-backed securities                                                 2,388.2            2,408.3
         -----------------------------------------------------------------------------------------------------------
                                                                                $ 15,245.8         $ 15,443.0
         ===========================================================================================================

         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of each December 31:

         (in millions)
                                                                                      2000           1999
         ===========================================================================================================

          Gross unrealized gains (losses)                                       $    202.7      $    (75.3)
          Adjustment to deferred policy acquisition costs                            (23.2)           50.9
          Deferred federal income tax                                                (62.8)            8.5
         -----------------------------------------------------------------------------------------------------------
                                                                                $    116.7      $    (15.9)
         ===========================================================================================================

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale for the years ended December 31:

         (in millions)                                                      2000            1999             1998
         ===========================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                       $ 280.5        $ (607.1)         $ 52.6
           Equity securities                                                  (2.5)           (8.8)            4.2
         -----------------------------------------------------------------------------------------------------------
                                                                           $ 278.0        $ (615.9)         $ 56.8
         ===========================================================================================================

         Proceeds from the sale of securities available-for-sale during 2000, 1999 and 1998 were $602.0 million, $513.1 million and $610.5 million, respectively. During 2000, gross gains of $12.1 million ($10.4 million and $9.0 million in 1999 and 1998, respectively) and gross losses of $25.6 million ($28.0 million and $7.6 million in 1999 and 1998, respectively) were realized on those sales.

         The Company had $13.0 million and $15.6 million of real estate investments at December 31, 2000 and 1999, respectively, that were non-income producing the preceding twelve months.

         Real estate is presented at cost less accumulated depreciation of $25.7 million as of December 31, 2000 ($24.8 million as of December 31, 1999) and valuation allowances of $5.2 million as of December 31, 2000 ($5.5 million as of December 31, 1999).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The recorded investment of mortgage loans on real estate considered to be impaired was $9.8 million as of December 31, 2000 ($3.7 million as of December 31, 1999), which includes $5.3 million (none as of December 31, 1999) of impaired mortgage loans on real estate for which the related valuation allowance was $1.6 million (none as of December 31, 1999) and $4.5 million ($3.7 million as of December 31, 1999) of impaired mortgage loans on real estate for which there was no valuation allowance. During 2000, the average recorded investment in impaired mortgage loans on real estate was $7.7 million ($3.7 million in 1999) and interest income recognized on those loans totaled $0.4 million in 2000 (none in 1999) which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Allowance, beginning of year                                   $  44.4          $ 42.4          $ 42.5
           Additions (reductions) charged to operations                     4.1             0.7            (0.1)
           Direct write-downs charged against the allowance                (3.2)            --              --
           Allowance on acquired mortgage loans                              --             1.3             --
         -----------------------------------------------------------------------------------------------------------
              Allowance, end of year                                    $  45.3          $ 44.4          $ 42.4
         ===========================================================================================================

         An analysis of investment income by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Gross investment income:
           Securities available-for-sale:
             Fixed maturity securities                                 $ 1,095.5       $ 1,031.3      $    982.5
             Equity securities                                               2.6             2.5             0.8
           Mortgage loans on real estate                                   494.5           460.4           458.9
           Real estate                                                      32.2            28.8            40.4
           Short-term investments                                           27.0            18.6            17.8
           Other                                                            53.2            26.5            30.7
         -----------------------------------------------------------------------------------------------------------
               Total investment income                                   1,705.0         1,568.1         1,531.1
         Less investment expenses                                           50.1            47.3            49.5
         -----------------------------------------------------------------------------------------------------------
               Net investment income                                   $ 1,654.9       $ 1,520.8       $ 1,481.6
         ===========================================================================================================

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================

         Securities available-for-sale:
           Fixed maturity securities                                     $ (18.2)        $ (25.0)        $  (0.7)
           Equity securities                                                 4.7             7.4             2.1
         Mortgage loans on real estate                                      (4.2)           (0.6)            3.9
         Real estate and other                                              (1.7)            6.6            23.1
         -----------------------------------------------------------------------------------------------------------
                                                                         $ (19.4)        $ (11.6)         $ 28.4
         ===========================================================================================================

         Fixed maturity securities with an amortized cost of $12.8 million and $9.1 million were on deposit with various regulatory agencies as required by law as of December 31, 2000 and 1999, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      SHORT-TERM BORROWINGS

         NLIC established a $300 million commercial paper program in October 2000. Borrowings under the commercial paper program are unsecured and are issued for terms of 364 days or less. As of December 31, 2000 the Company had $118.7 million of commercial paper outstanding at an average effective rate of 6.48%. See also note 13.

(5)      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate and foreign currency swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges. See note 2 (j) regarding accounting for derivatives under SFAS 133 effective January 1, 2001.

         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Currently, changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale and cross currency swaps hedging foreign denominated debt instruments, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The notional amount of derivative financial instruments outstanding as of December 31, 2000 and 1999 were as follows:


         (in millions )                                                                   2000            1999
         ===========================================================================================================
          Interest rate swaps
            Pay fixed/receive variable rate swaps hedging investments                  $    934.8       $  362.7
            Pay variable/receive fixed rate swaps hedging investments                        98.8           28.5
            Pay variable/receive variable rate swaps hedging investments                    184.0            9.0
            Other contracts hedging investments                                              20.4           10.1
            Pay variable/receive fixed rate swaps hedging liabilities                       965.3          577.2
            Pay variable/receive variable rate swaps hedging liabilities                    546.9           --

         Foreign currency swaps
             Hedging foreign currency denominated investments                          $     30.5       $   14.8
             Hedging foreign currency denominated liabilities                             1,542.2          577.2

         Interest rate futures contracts                                               $  5,659.8       $  781.6
         -----------------------------------------------------------------------------------------------------------



(6)      FEDERAL INCOME TAX

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2000 and 1999 were as follows:

         (in millions)                                                                    2000            1999
         ===========================================================================================================

         Deferred tax assets:
           Fixed maturity securities                                                   $   --           $    5.3
           Future policy benefits                                                          34.7            149.5
           Liabilities in separate accounts                                               462.7            373.6
           Mortgage loans on real estate and real estate                                   18.8             18.5
           Other assets and other liabilities                                              40.3             51.1
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax assets                                              556.5            598.0
           Valuation allowance                                                             (7.0)            (7.0)
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax assets                                                      549.5            591.0
         -----------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                       98.8             --
           Equity securities and other long-term investments                                6.4             10.8
           Deferred policy acquisition costs                                              783.7            724.4
           Deferred tax on realized investment gains                                       29.0             34.7
           Other                                                                           38.1             26.5
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax liabilities                                         956.0            796.4
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                $  406.5         $  205.4
         ===========================================================================================================

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the years ended December 31, 2000, 1999 and 1998.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company's current federal income tax liability was $108.9 million and $104.7 million as of December 31, 2000 and 1999, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Currently payable                                              $   78.0        $   53.6         $ 186.1
         Deferred tax expense                                              129.7           147.8             4.3
         -----------------------------------------------------------------------------------------------------------
                                                                         $ 207.7         $ 201.4         $ 190.4
         ===========================================================================================================

         Total federal income tax expense for the years ended December 31, 2000, 1999 and 1998 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           2000                     1999                     1998
                                                   ----------------------   ----------------------   ----------------------
         (in millions)                                Amount        %          Amount        %          Amount        %
         ==================================================================================================================
         Computed (expected) tax expense               $239.1      35.0         $212.3      35.0         $195.0      35.0
         Tax exempt interest and dividends
           received deduction                           (24.7)     (3.6)          (7.3)     (1.2)          (4.9)     (0.9)
         Income tax credits                              (8.0)     (1.2)          (4.3)     (0.7)           -         -
         Other, net                                       1.3       0.2            0.7       0.1            0.3       0.1
         ------------------------------------------------------------------------------------------------------------------
             Total (effective rate of each year)       $207.7      30.4         $201.4      33.2         $190.4      34.2
         ==================================================================================================================

         Total federal income tax paid was $74.6 million, $29.8 million and $173.4 million during the years ended December 31, 2000, 1999 and 1998, respectively.

(7)      COMPREHENSIVE INCOME

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Unrealized gains (losses) on securities available-for-sale arising during the period:
            Gross                                                        $ 264.5        $ (665.3)         $ 58.2
            Adjustment to deferred policy acquisition costs                (74.0)          167.5           (12.9)
            Related federal income tax (expense) benefit                   (66.7)          171.4           (15.9)
         -----------------------------------------------------------------------------------------------------------
               Net                                                         123.8          (326.4)           29.4
         -----------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
            Gross                                                           13.5            17.6            (1.4)
            Related federal income tax expense (benefit)                    (4.7)           (6.2)            0.5
         -----------------------------------------------------------------------------------------------------------
               Net                                                           8.8            11.4            (0.9)
         -----------------------------------------------------------------------------------------------------------
         Total Other Comprehensive Income (Loss)                         $ 132.6        $ (315.0)         $ 28.5
         ===========================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(8)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The Company in estimating its fair value disclosures used the following methods and assumptions:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              SHORT-TERM BORROWINGS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

              FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

              INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                    2000                             1999
                                                       -------------------------------  -------------------------------
                                                          Carrying       Estimated         Carrying       Estimated
         (in millions)                                     amount        fair value         amount        fair value
         ==============================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                 $ 15,451.3      $ 15,451.3       $ 15,289.7      $ 15,289.7
               Equity securities                              109.0           109.0             92.9            92.9
             Mortgage loans on real estate, net             6,168.3         6,327.8          5,786.3         5,745.5
             Policy loans                                     562.6           562.6            519.6           519.6
             Short-term investments                           442.6           442.6            416.0           416.0
           Cash                                                18.4            18.4              4.8             4.8
           Assets held in separate accounts                65,897.2        65,897.2         67,135.1        67,135.1

         Liabilities:
           Investment contracts                           (16,815.3)      (15,979.8)       (16,977.7)      (16,428.6)
           Policy reserves on life insurance contracts     (5,368.4)       (5,128.5)        (4,883.9)       (4,607.9)
           Short-term borrowings                             (118.7)         (118.7)             --              --
           Liabilities related to separate accounts       (65,897.2)      (64,237.6)       (67,135.1)      (66,318.7)

         Derivative financial instruments:
           Interest rate swaps hedging assets                  (8.3)           (8.3)             4.3             4.3
           Interest rate swaps hedging liabilities            (26.2)          (32.2)           (11.5)          (24.2)
           Foreign currency swaps                             (24.3)          (30.9)           (11.8)          (11.8)
           Futures contracts                                  (16.0)          (16.0)             1.3             1.3
         --------------------------------------------------------------------------------------------------------------

(9)      RISK DISCLOSURES

              The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $360.6 million extending into 2001 were outstanding as of December 31, 2000. The Company also had $55.6 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2000.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2000, NLIC's credit risk from these derivative financial instruments was $44.8 million.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (23% in 1999) in any geographic area and no more than 1% (2% in 1999) with any one borrower as of December 31, 2000. As of December 31, 2000, 36% (39% in 1999) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         REINSURANCE: The Company has entered into reinsurance contracts to cede a portion of its individual annuity business to The Franklin Life Insurance Company (Franklin) and beginning in 2000 with Security Benefit Life Insurance Company (SBL). Total recoveries due from Franklin were $97.7 million and $143.6 million as of December 31, 2000 and 1999, respectively, while amounts due from SBL totaled $45.4 million at December 31, 2000. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin and SBL have each established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% and 100% of the reinsured reserves for Franklin and SBL, respectively.

(10)     PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 2000, 1999 and 1998 were $1.9 million, $(8.3) million and $2.0 million, respectively. The Company has recorded a prepaid pension asset of $13.6 million and $13.3 million as of December 31, 2000 and 1999, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 2000 and 1999 was $51.0 million and $49.6 million, respectively and the net periodic postretirement benefit cost (NPPBC) for 2000, 1999 and 1998 was $3.8 million, $4.9 million and $4.1 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2000 and 1999 follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                   ----------------------------  ---------------------------
         (in millions)                                                   2000         1999            2000          1999
         ===================================================================================================================
         Change in benefit obligation:
         Benefit obligation at beginning of year                     $ 1,811.4     $ 2,185.0      $    239.8    $    270.1
         Service cost                                                     81.4          80.0            12.2          14.2
         Interest cost                                                   125.3         109.9            18.7          17.6
         Actuarial loss (gain)                                            34.8         (95.0)           16.1         (64.4)
         Plan settlement                                                   --         (396.1)            --           --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         Acquired companies                                                --            --              --           13.3
         -------------------------------------------------------------------------------------------------------------------
         Benefit obligation at end of year                             1,981.7       1,811.4           276.4         239.8
         -------------------------------------------------------------------------------------------------------------------

         Change in plan assets:
         Fair value of plan assets at beginning of year                2,247.6       2,541.9            91.3          77.9
         Actual return on plan assets                                    140.9         161.8            12.2           3.5
         Employer contribution                                             --           12.4            26.3          20.9
         Plan curtailment in 2000/settlement in 1999                      19.8        (396.1)            --            --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         -------------------------------------------------------------------------------------------------------------------
         Fair value of plan assets at end of year                      2,337.1       2,247.6           119.4          91.3
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                   355.4         436.2          (157.0)       (148.5)
         Unrecognized prior service cost                                  25.0          28.2             --            --
         Unrecognized net gains                                         (311.7)       (402.0)          (34.1)        (46.7)
         Unrecognized net (asset) obligation at transition                (6.4)         (7.7)            1.0           1.1
         -------------------------------------------------------------------------------------------------------------------
         Prepaid (accrued) benefit cost                              $    62.3     $    54.7      $   (190.1)   $   (194.1)
         ===================================================================================================================

         Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                       Pension Benefits          Postretirement Benefits
                                                                  ---------------------------   ---------------------------
                                                                      2000          1999            2000          1999
        ===================================================================================================================

        Weighted average discount rate                               6.75%         7.00%             7.50%         7.80%
        Rate of increase in future compensation levels               5.00%         5.25%              --            --
        Assumed health care cost trend rate:
              Initial rate                                             --            --             15.00%        15.00%
              Ultimate rate                                            --            --              5.50%        5.50%
              Uniform declining period                                 --            --             5 Years       5 Years
        -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                  2000            1999            1998
         =========================================================================================================

         Service cost (benefits earned during the period)              $    81.4        $   80.0        $   87.6
         Interest cost on projected benefit obligation                     125.3           109.9           123.4
         Expected return on plan assets                                   (184.5)         (160.3)         (159.0)
         Recognized gains                                                  (11.8)           (9.1)           (3.8)
         Amortization of prior service cost                                  3.2             3.2             3.2
         Amortization of unrecognized transition obligation (asset)         (1.3)           (1.4)            4.2
         ---------------------------------------------------------------------------------------------------------
                                                                       $    12.3        $   22.3        $   55.6
         =========================================================================================================

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the plan resulting in a curtailment gain of $67.1 million. During 1999, the Plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32.9 million. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19.8 million.

         Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Weighted average discount rate                                             7.00%         6.08%         6.00%
         Rate of increase in future compensation levels                             5.25%         4.33%         4.25%
         Expected long-term rate of return on plan assets                           8.25%         7.33%         7.25%
         ----------------------------------------------------------------------------------------------------------------

         The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2000,
         1999 and 1998 were as follows:


         (in millions)                                                              2000          1999          1998
         ================================================================================================================
         Service cost (benefits attributed to employee service during the year)     $ 12.2        $ 14.2       $   9.8
         Interest cost on accumulated postretirement benefit obligation               18.7          17.6          15.4
         Expected return on plan assets                                               (7.9)         (4.8)         (4.4)
         Amortization of unrecognized transition obligation of affiliates              0.6           0.6           0.2
         Net amortization and deferral                                                (1.3)         (0.5)          0.6
         ----------------------------------------------------------------------------------------------------------------
                                                                                    $ 22.3        $ 27.1        $ 21.6
         ================================================================================================================


         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2000, 1999 and 1998 were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Discount rate                                                              7.80%         6.65%         6.70%
         Long-term rate of return on plan assets, net of tax in 1999 and 1998       8.30%         7.15%         5.83%
         Assumed health care cost trend rate:
            Initial rate                                                           15.00%        15.00%        12.00%
            Ultimate rate                                                           5.50%         5.50%         6.00%
            Uniform declining period                                               5 Years       5 Years      12 Years
         ----------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2000 and on the NPPBC for the year ended December 31, 2000 was not calculated.

(11) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 2000, 1999 and 1998 was $1.28 billion, $1.35 billion and $1.32 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2000, 1999 and 1998 was $158.7 million, $276.2 million and $171.0 million, respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), which is effective January 1, 2001 for NLIC and its insurance company subsidiary. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2000 no dividends could be paid by NLIC without prior approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(12)     TRANSACTIONS WITH AFFILIATES

         During second quarter 1999, the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to net income in 1999.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 2000, 1999 and 1998 were $170.1 million, $193.0 million, and $216.9 million, respectively, while benefits, claims and expenses ceded were $168.0 million, $197.3 million and $259.3 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2000, 1999 and 1998, the Company made payments to NMIC and Nationwide Services Company totaling $150.3 million, $124.1 million, and $95.0 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2000, 1999 and 1998, the Company made lease payments to NMIC and its subsidiaries of $14.1 million, $9.9 million and $8.0 million, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. Transactions under the agreements during 2000, 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $321.1 million and $411.7 million as of December 31, 2000 and 1999, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2000 were $65.0 million, $79.7 million and $74.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     BANK LINES OF CREDIT

         Also available as a source of funds to the Company is a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five year $700 million agreement and a 364 day $300 million agreement with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2000. Of the total facility, $300 million is designated to back NLIC's $300 million commercial paper program. Therefore, borrowing capacity under this facility would be reduced by the amount of any commercial paper outstanding.

(14)     CONTINGENCIES

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(15)     SEGMENT INFORMATION

         The Company has redefined its business segments in order to align this disclosure with the way management currently views its core operations. This updated view better reflects the different economics of the Company's various businesses and also aligns well with the current market focus. As a result, the Company now reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment. All 1999 and 1998 amounts have been restated to reflect the new business segments.

         The Individual Annuity segment consists of both variable and fixed annuity contracts. Individual annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for a prescribed period. The Company's individual annuity products consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities.

         The Institutional Products segment is comprised of the Company's group pension and payroll deduction business, both public and private sectors, and medium-term note program. The public sector includes the 457 business in the form of fixed and variable annuities. The private sector includes the 401(k) business generated through fixed and variable annuities.

         The Life Insurance segment consists of insurance products, including universal life insurance, corporate-owned life insurance and bank-owned life insurance products, which provide a death benefit and also allow the customer to build cash value on a tax-advantaged basis.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's investment advisory and broker/dealer subsidiary, unallocated expenses and interest expense on short-term borrowings. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments in the Corporate segment.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 2000, 1999 and 1998.

                                                          Individual    Institutional      Life
         (in millions)                                      Annuity       Products       Insurance   Corporate     Total
         ===================================================================================================================
         2000:
         Net investment income                            $   483.2     $   827.4     $   289.2    $    55.1     $ 1,654.9
         Other operating revenue                              625.9         251.6         453.9         17.0       1,348.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                      1,109.1       1,079.0         743.1         72.1       3,003.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  396.4         628.8         157.2         --         1,182.4
         Amortization of deferred policy
            acquisition costs                                 238.7          49.2          64.2         --           352.1
         Interest expense on short-term
            borrowings                                         --            --            --            1.3           1.3
         Other benefits and expenses                          192.3         170.3         368.8         33.7         765.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    827.4         848.3         590.2         35.0       2,300.9
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                281.7         230.7         152.9         37.1         702.4
         Realized losses on investments                        --            --            --          (19.4)        (19.4)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   281.7     $   230.7     $   152.9    $    17.7     $   683.0
         ===================================================================================================================

         Assets as of year end                            $45,422.5     $37,217.3     $ 8,103.3    $ 1,824.2     $92,567.3
         -------------------------------------------------------------------------------------------------------------------

         1999:
         Net investment income                            $   458.9     $   771.2     $   253.1    $    37.6     $ 1,520.8
         Other operating revenue                              511.4         211.9         393.0         66.1       1,182.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                        970.3         983.1         646.1        103.7       2,703.2
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  384.9         580.9         130.5         --         1,096.3
         Amortization of deferred policy
            acquisition costs                                 170.9          41.6          60.1         --           272.6
         Other benefits and expenses                          155.3         142.8         334.7         83.4         716.2
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    711.1         765.3         525.3         83.4       2,085.1
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                259.2         217.8         120.8         20.3         618.1
         Realized losses on investments                        --            --            --          (11.6)        (11.6)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   259.2     $   217.8     $   120.8    $     8.7     $   606.5
         ===================================================================================================================

         Assets as of year end                            $45,667.8     $39,045.1     $ 6,616.7    $ 1,346.3     $92,675.9
         -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                            Individual    Institutional     Life
         (in millions)                                        Annuity        Products     Insurance   Corporate     Total
         ===================================================================================================================
         1998:
         Net investment income                              $   431.7     $   784.7     $   225.6    $    39.6    $ 1,481.6
         Other operating revenue                                412.6         167.8         318.5         66.8        965.7
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                          844.3         952.5         544.1        106.4      2,447.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                    357.9         595.7         115.4         --        1,069.0
         Amortization of deferred policy
            acquisition costs                                   129.2          38.9          46.4         --          214.5
         Other benefits and expenses                            125.7         137.5         293.5         78.4        635.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                      612.8         772.1         455.3         78.4      1,918.6
         -------------------------------------------------------------------------------------------------------------------
         Operating income before federal
             income tax                                         231.5         180.4          88.8         28.0        528.7
         Realized gains on investments                           --            --            --           28.4         28.4
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                              $   231.5     $   180.4     $    88.8    $    56.4    $   557.1
         ===================================================================================================================

         Assets as of year end                              $36,641.8     $30,618.4     $ 5,187.6    $ 1,894.3    $74,342.1
         -------------------------------------------------------------------------------------------------------------------

         ----------
         1     Excludes net realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C. OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Financial Statements:

               (1)  Financial statements included in Prospectus (Part A):

               (2)  Financial statements included in Part B as required: N/A

          Nationwide Variable Account-9:

                    Independent Auditors' Report.

                    Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2000.

                    Statements of Operations for the year ended December 31, 2000.

                    Statements of Changes in Contract Owners' Equity for the years ended December 31, 2000 and 1999.

                    Notes to Financial Statements.


          Nationwide Life Insurance Company and subsidiaries:

                    Independent Auditors' Report.

                    Consolidated Balance Sheets as of December 31, 2000 and
                    1999.

                    Consolidated Statements of Income for the years ended December 31, 2000, 1999 and 1998.

                    Consolidated Statements of Shareholder's Equity for the years ended December 31, 2000, 1999 and 1998.

                    Consolidated Statements of Cash Flows for the years ended December 31, 2000, 1999 and 1998.

                    Notes to Consolidated Financial Statements.

Item 24.  (b) Exhibits


                 (1)  Resolution of the Depositor's Board of        Filed previously with this Registration
                      Directors authorizing the establishment       Statement and incorporated by reference (File
                      of the Registrant                             No. 333-52579).

                 (2)  Not Applicable

                 (3)  Underwriting or Distribution of               Filed previously with Post-Effective
                      contracts between the Depositor and           Amendment No. 5 (333-52579) and hereby
                      Principal Underwriter                         incorporated by reference.

                 (4)  The form of the variable annuity contract     Filed previously with this Registration
                                                                    Statement and incorporated by reference (File
                                                                    No. 333-52579).

                 (5)  Variable Annuity Application                  Filed previously with this Registration
                                                                    Statement and incorporated by reference (File
                                                                    No. 333-52579).

                 (6)  Articles of Incorporation of Depositor        Filed previously with this Registration
                                                                    Statement and incorporated by reference (File
                                                                    No. 333-52579).

                 (7)  Not Applicable

                 (8)  Not Applicable

                 (9)  Opinion of Counsel                            Filed previously with this Registration
                                                                    Statement and incorporated by reference (File
                                                                    No. 333-52579).
                 (10) Not Applicable

                 (11) Not Applicable

                 (12) Not Applicable

                 (13) Performance Advertising Calculation           Filed previously with this Registration
                      Schedule                                      Statement and incorporated by reference (File
                                                                    No. 333-52579).

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC 28365-6107

                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH 43701

                          Yvonne M. Curl                                         Director
                          Avaya Inc.
                          Room 3C322
                          211 Mt. Airy Road
                          Basking Ridge, NJ 07290

                          Kenneth D. Davis                                       Director
                          7229 Woodmansee Road
                          Leesburg, OH 45135

                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411

                          Willard J. Engel                                       Director
                          301 East Marshall Street
                          Marshall, MN 56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH 44691

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          W.G. Jurgensen                                  Chief Executive Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH 43215

                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH 43025

                          Ralph M. Paige                                         Director
                          Federation of Southern
                          Cooperatives/Land Assistance Fund
                          2769 Church Street
                          East Point, GA  30344

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618

                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Richard D. Headley                             Executive Vice President
                          One Nationwide Plaza
                          Columbus, OH 43215

                          Michael S. Helfer                             Executive Vice President -
                          One Nationwide Plaza                              Corporate Strategy
                          Columbus, OH 43215

                          Donna A. James.                               Executive Vice President -
                          One Nationwide Plaza                         Chief Administrative Officer
                          Columbus, OH 43215

                          Robert A. Oakley                             Executive Vice President -
                          One Nationwide Plaza                     Chief Financial Officer and Treasurer
                          Columbus, OH 43215

                          Robert J. Woodward, Jr.                       Executive Vice President -
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, Ohio 43215

                          John R. Cook, Jr.                               Senior Vice President -
                          One Nationwide Plaza                         Chief Communications Officer
                          Columbus, OH 43215

                          Thomas L. Crumrine                               Senior Vice President
                          One Nationwide Plaza
                          Columbus, OH 43215

                          David A. Diamond                               Senior Vice President -
                          One Nationwide Plaza                              Corporate Strategy
                          Columbus, OH 43215

                          Philip C. Gath                                 Senior Vice President -
                          One Nationwide Plaza                      Chief Actuary -Nationwide Financial
                          Columbus, OH  43215

                          Patricia R. Hatler                              Senior Vice President,
                          One Nationwide Plaza                         General Counsel and Secretary
                          Columbus, OH 43215

                          David K. Hollingsworth                        Senior Vice President -
                          One Nationwide Plaza                           Business Development and
                          Columbus, OH 43215                                 Sponsor Relations

                          David R. Jahn                                  Senior Vice President -
                          One Nationwide Plaza                              Project Management
                          Columbus, OH 43215

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH 43215

                          Gregory S. Lashutka                            Senior Vice President -
                          One Nationwide Plaza                              Corporate Relations
                          Columbus, OH 43215

                          Edwin P. McCausland, Jr.                       Senior Vice President -
                          One Nationwide Plaza                            Fixed Income Securities
                          Columbus, OH 43215

                          Mark D. Phelan                                 Senior Vice President -
                          One Nationwide Plaza                           Technology and Operations
                          Columbus, OH 43215

                          Douglas C. Robinette                            Senior Vice President -
                          One Nationwide Plaza                                    Claims
                          Columbus, OH 43215

                          Mark R. Thresher                               Senior Vice President -
                          One Nationwide Plaza                        Finance - Nationwide Financial
                          Columbus, OH 43215

                          Richard M. Waggoner                            Senior Vice President -
                          One Nationwide Plaza                                  Operations
                          Columbus, OH 43215

                          Susan A. Wolken                             Senior Vice President - Product
                          One Nationwide Plaza                          Management and Nationwide
                          Columbus, OH 43215                                Financial Marketing

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
          *    Subsidiaries for which separate financial statements are filed
          ** Subsidiaries included in the respective consolidated financial statements
          *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
          **** Other subsidiaries

---------------------------------------- ------------------------- ------------------- ---------------------------------------
                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
---------------------------------------- ------------------------- ------------------- ---------------------------------------
The 401(k) Companies, Inc.               Texas                                         Holding company
The 401(k) Company                       Texas                                         Third-party administrator for 401(k)
                                                                                       plans

401(k) Investment Advisors, Inc.         Texas                                         Investment advisor registered with
                                                                                       the SEC

401(k) Investments Services, Inc.        Texas                                         NASD registered broker-dealer

Affiliate Agency, Inc.                   Delaware                                      Insurance agency marketing life
                                                                                       insurance and annuity products
                                                                                       through financial institutions

Affiliate Agency of Ohio, Inc.           Ohio                                          Insurance agency marketing life
                                                                                       insurance and annuity products
                                                                                       through financial institutions

AGMC Reinsurance, Ltd.                   Turks and Caico Islands                       Reinsurance company

AID Finance Services, Inc.               Iowa                                          Holding company

Allied Document Solutions, Inc.          Iowa                                          General printing services

ALLIED General Agency Company            Iowa                                          Managing general agent and surplus
                                                                                       lines broker for property and
                                                                                       casualty insurance products

ALLIED Group, Inc.                       Iowa                                          Property and casualty holding company

ALLIED Group Insurance Marketing         Iowa                                          Direct marketer for property and
Company                                                                                casualty insurance products

ALLIED Property and Casualty Insurance   Iowa                                          Underwrites general property and
Company                                                                                casualty insurance

Allnations, Inc.                         Ohio                                          Promotes international cooperative
                                                                                       insurance organizations

AMCO Insurance Company                   Iowa                                          Underwrites general property and
                                                                                       casualty insurance

American Marine Underwriters, Inc.       Florida                                       Underwriting manager for ocean cargo
                                                                                       and bulk insurance

Asset Management Holdings, P/C           United Kingdom                                Holding company

Auto Direkt Insurance Company            Germany                                       Insurance company

Cal-Ag Insurance services, Inc.          California                                    Captive insurance brokerage firm

CalFarm Insurance Agency                 California                                    Former marketing company for
                                                                                       traditional agent producers of
                                                                                       CalFarm Insurance Company

CalFarm Insurance Company                California                                    Multi-line insurance company

---------------------------------------- ------------------------- ------------------- ---------------------------------------
                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
---------------------------------------- ------------------------- ------------------- ---------------------------------------
Caliber Funding                          Delaware                                      A limited purpose corporation

Colonial County Mutual Insurance         Texas                                         Insurance company
Company

Columbus Insurance Brokerage and         Germany                                       General service insurance broker
Service GmbH

Cooperative Service Company              Nebraska                                      Insurance agency that sells and
                                                                                       services commercial insurance

Damian Securities Limited                England/Wales                                 Investment holding company

Depositors Insurance Company             Iowa                                          Underwrites property and casualty
                                                                                       insurance

Discover Insurance Agency of Texas, LLC  Texas                                         Insurance agency

Discover Insurance Agency, LLC           Texas                                         Insurance agency

eNationwide, LLC                         Ohio                                          Limited liability company that
                                                                                       provides administrative services to
                                                                                       Nationwide's direct operations

Excaliber Funding Corporation            Delaware                                      Limited purpose corporation

F&B, Inc.                                Iowa                                          Insurance agency

Farmland Mutual Insurance Company        Iowa                                          Mutual insurance company

Fenplace Limited                         England/Wales                                 Inactive

Fenplace Two Ltd.                        England/Wales                                 Previously provided investment
                                                                                       management and advisory services to
                                                                                       business, institutional and private
                                                                                       investors; transferred investment
                                                                                       management activity to Gartmore
                                                                                       Investment Limited

Financial Horizons Distributors Agency   Alabama                                       Insurance agency marketing life
of Alabama, Inc.                                                                       insurance and annuity products
                                                                                       through financial institutions

Financial Horizons Distributors Agency   Ohio                                          Insurance marketing life insurance
of Ohio, Inc.                                                                          and annuity products through
                                                                                       financial institutions

Financial Horizons Distributors Agency   Oklahoma                                      Insurance marketing life insurance
of Oklahoma, Inc.                                                                      and annuity products through
                                                                                       financial institutions

Financial Horizons Distributors Agency   Texas                                         Insurance marketing life insurance
of Texas, Inc.                                                                         and annuity products through
                                                                                       financial institutions

*Financial Horizons Investment Trust     Massachusetts                                 Diversified, open-end investment
                                                                                       company

Financial Horizons Securities            Oklahoma                                      Limited broker-dealer doing business
Corporation                                                                            solely in the financial institution
                                                                                       market

Gartmore 1990 Ltd.                       England/Wales                                 A general partner in a limited
                                                                                       partnership formed to invest in
                                                                                       unlisted securities

Gartmore 1990 Trustee Ltd.               England/Wales                                 Inactive

---------------------------------------- ------------------------- ------------------- ---------------------------------------
                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
---------------------------------------- ------------------------- ------------------- ---------------------------------------
Gartmore Capital Management Ltd.         England/Wales                                 Investment management and advisory
                                                                                       services to business, institutional
                                                                                       and private investors; transferred
                                                                                       investment management activity to
                                                                                       Gartmore Investment Limited

Gartmore Europe Ltd.                     England/Wales                                 Investment holding company

Gartmore Fund Managers International     Jersey, Channel Islands                       Investment administration and support
Limited

Gartmore Fund Managers Ltd.              England/Wales                                 Authorized unit trust management

Gartmore Indosuez UK Recovery Fund       England/Wales                                 General partner in two limited
                                                                                       partnerships formed to invest in
                                                                                       unlisted securities

Gartmore Investment Ltd.                 England/Wales                                 Investment management and advisory
                                                                                       services to pension funds, unit
                                                                                       trusts and other collective
                                                                                       investment schemes, investment trusts
                                                                                       and portfolios for corporate and
                                                                                       other institutional clients

Gartmore Investment Management           Jersey, Channel Islands                       Investment management services
(Channel Islands) Limited

Gartmore Investment Management plc       England/Wales                                 Investment holding company

Gartmore Investment Services GmbH        Germany                                       Marketing support

Gartmore Investment Services Ltd.        England/Wales                                 Investment holding company

Gartmore Japan Limited                   Japan                                         Investment management

Gartmore Nominees Ltd.                   England/Wales                                 Inactive

Gartmore Nominees (Jersey) Ltd.          Jersey, Channel Islands                       Inactive

Gartmore Pension Fund Trustees, Ltd.     England/Wales                                 Trustee of Gartmore Pension Scheme

Gartmore Scotland Ltd.                   Scotland                                      Inactive

Gartmore Securities Ltd.                 England/Wales                                 Investment holding company; joint
                                                                                       partner in Gartmore Global Partners

Gartmore U.S. Ltd.                       England/Wales                                 Joint partner in Gartmore Global
                                                                                       Partners

GIL Nominees Ltd.                        England/Wales                                 Inactive

GatesMcDonald Health Plus Inc.           Ohio                                          Managed care organization

Gates, McDonald & Company                Ohio                                          Services employers for managing
                                                                                       workers' and unemployment
                                                                                       compensation matters

Gates, McDonald & Company of Nevada      Nevada                                        Self-insurance administration, claims
                                                                                       examinations and data processing
                                                                                       services

---------------------------------------- ------------------------- ------------------- ---------------------------------------
                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
---------------------------------------- ------------------------- ------------------- ---------------------------------------
Gates, McDonald & Company of New York,   New York                                      Workers' compensation/self-insured
Inc.                                                                                   claims administration services to
                                                                                       employers with exposure in New York

Insurance Intermediaries, Inc.           Ohio                                          Insurance agency providing commercial
                                                                                       property and casualty brokerage
                                                                                       services

Landmark Financial Services of New       New York                                      Insurance agency marketing life
York, Inc.                                                                             insurance and annuity products
                                                                                       through financial institutions

Leben Direkt Insurance Company           Germany                                       Life insurance through direct mail

Lone Star General Agency, Inc.           Texas                                         General agent to market non-standard
                                                                                       automobile and motorcycle insurance
                                                                                       for Colonial Mutual Insurance Company

MedProSolutions, Inc.                    Massachusetts                                 Provides third-party administration
                                                                                       services for workers compensation,
                                                                                       automobile injury and disability
                                                                                       claims

Morley & Associates, Inc.                Oregon                                        Insurance brokerage

Morley Capital Management, Inc.          Oregon                                        Investment adviser and stable value
                                                                                       money management

Morley Financial Services, Inc.          Oregon                                        Holding company

Morley Research Associates, Ltd.         Delaware                                      Credit research consulting

**MRM Investments, Inc.                  Ohio                                          Owns and operates a recreational ski
                                                                                       facility

**National Casualty Company              Wisconsin                                     Insurance company

National Casualty Company of America,    England                                       Insurance company
Ltd.

National Deferred Compensation, Inc.     Ohio                                          Administers deferred compensation
                                                                                       plans for public employees

**National Premium and Benefit           Delaware                                      Provides third-party administration
Administration Company                                                                 services

Nationwide Advisory Services, Inc.       Ohio                                          Registered broker-dealer providing
                                                                                       investment management and
                                                                                       administrative services

Nationwide Affinity Insurance Company    Kansas                                        Insurance company
of America

**Nationwide Agency, Inc.                Ohio                                          Insurance agency

Nationwide Agribusiness Insurance        Iowa                                          Provides property and casualty
Company                                                                                insurance primarily to agricultural
                                                                                       business

Nationwide Arena, LLC                    Ohio                                          Limited liability company related to
                                                                                       arena development

---------------------------------------- ------------------------- ------------------- ---------------------------------------
                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
---------------------------------------- ------------------------- ------------------- ---------------------------------------
*Nationwide Asset Allocation Trust       Ohio                                          Diversified open-end investment
                                                                                       company

Nationwide Asset Management Holdings,    United Kingdom                                Holding company
Ltd.

Nationwide Assurance Company             Wisconsin                                     Underwrites non-standard automobile
                                                                                       and motorcycle insurance

Nationwide Cash Management Company       Ohio                                          Investment securities agent

Nationwide Corporation                   Ohio                                          Holding company for entities
                                                                                       affiliated with Nationwide Mutual
                                                                                       Insurance Company

Nationwide Exclusive Distribution        Ohio                                          A limited liability company providing
Company, LLC                                                                           agency support services to Nationwide
                                                                                       exclusive agents

Nationwide Financial Assignment Company  Ohio                                          Assignment company to administer
                                                                                       structured settlement business

Nationwide Financial Institution         Delaware                                      Insurance agency
Distributors Agency, Inc.

Nationwide Financial Institution         New Mexico                                    Insurance agency
Distributors Agency, Inc. of New Mexico

Nationwide Financial Institution         Massachusetts                                 Insurance agency
Distributors Agency, Inc. of
Massachusetts

Nationwide Financial Services            Bermuda                                       Long-term insurer which issued
(Bermuda) Ltd.                                                                         variable annuity and variable life
                                                                                       products to persons outside the U.S.
                                                                                       and Bermuda

Nationwide Financial Services Capital    Delaware                                      Trust which issues and sells
Trust                                                                                  securities and uses proceeds to
                                                                                       acquire debentures

Nationwide Financial Services Capital    Delaware                                      Trust which issues and sells
Trust II                                                                               securities and uses proceeds to
                                                                                       acquire debentures

Nationwide Financial Services, Inc.      Delaware                                      Holding company for entities
                                                                                       associated with Nationwide Mutual
                                                                                       Insurance Company

Nationwide Foundation                    Ohio                                          Not-for profit corporation

Nationwide General Insurance Company     Ohio                                          Primarily provides automobile and
                                                                                       fire insurance to select customers

Nationwide Global Finance, LLC           Ohio                                          Acts as a support company for
                                                                                       Nationwide Global Holdings, Inc. and
                                                                                       its international capitalization
                                                                                       efforts

Nationwide Global Funds                  Luxembourg                                    Exempted company with limited
                                                                                       liability for purpose of issuing
                                                                                       investment shares to segregated asset
                                                                                       accounts of Nationwide Financial
                                                                                       Services (Bermuda) Ltd. and to
                                                                                       non-U.S. resident investors

---------------------------------------- ------------------------- ------------------- ---------------------------------------
                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
---------------------------------------- ------------------------- ------------------- ---------------------------------------
Nationwide Global Holdings, Inc.         Ohio                                          Holding company for Nationwide
                                                                                       Insurance Enterprise international
                                                                                       operations

Nationwide Global Holdings, Inc.-NGH     Grand Duchy of                                Analyzes European market of life
Luxembourg Branch                        Luxembourg                                    insurance

Nationwide Global Japan, Inc.            Delaware                                      Holding company

Nationwide Global Limited                Hong Kong                                     Primarily a holding company for
                                                                                       Nationwide Global Holdings, Inc.
                                                                                       Asian operations

Nationwide Global Holdings-NGH Brasil    Brazil                                        Holding company
Participacoes LTDA

Nationwide Health Plans, Inc.            Ohio                                          Health insuring organization

Nationwide Home Mortgage Company         Iowa                                          Mortgage lendor

Nationwide Holdings, SA                  Brazil                                        Participates in other companies
                                                                                       related to international operations

*Nationwide Indemnity Company            Ohio                                          Reinsurance company assuming business
                                                                                       from Nationwide Mutual Insurance
                                                                                       Company and other insurers within the
                                                                                       Nationwide Insurance Enterprise

Nationwide Insurance Company of America  Wisconsin                                     Independent agency personal lines
                                                                                       underwriter of property and casualty
                                                                                       insurance

Nationwide Insurance Company of Florida  Ohio                                          Transacts general insurance business
                                                                                       except life insurance

Nationwide International Underwriters    California                                    Special risks, excess and surplus
                                                                                       lines underwriting manager

Nationwide Investing Foundation          Michigan                                      Provides investors with continuous
                                                                                       source of investment under management
                                                                                       of trustees

*Nationwide Investing Foundation II      Massachusetts                                 Diversified, open-end investment
                                                                                       company

Nationwide Investment Services           Oklahoma                                      Registered broker-dealer
Corporation

Nationwide Investors Services, Inc.      Ohio                                          Stock transfer agent

**Nationwide Life and Annuity            Ohio                                          Life insurance company
Insurance Company

**Nationwide Life Insurance Company      Ohio                                          Life insurance company

Nationwide Lloyds                        Texas                                         Commercial property insurance in Texas

Nationwide Management Systems, Inc.      Ohio                                          Preferred provider organization,
                                                                                       products and related services

Nationwide Mutual Fire Insurance         Ohio                                          Mutual insurance company
Company

---------------------------------------- ------------------------- ------------------- ---------------------------------------
                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
---------------------------------------- ------------------------- ------------------- ---------------------------------------
*Nationwide Mutual Funds                 Ohio                                          Diversified, open-end investment
                                                                                       company

Nationwide Mutual Insurance Company      Ohio                                          Mutual insurance company

Nationwide Properties, Ltd.              Ohio                                          Develop, own and operate real estate
                                                                                       and real estate investments

Nationwide Property and Casualty         Ohio                                          Insurance company
Insurance Company

Nationwide Realty Investors, Inc.        Ohio                                          Develop, own and operate real estate
                                                                                       and real estate investments

Nationwide Retirement Plan Services,     Ohio                                          Insurance agency
Inc.

Nationwide Retirement Solutions, Inc.    Delaware                                      Market and administer deferred
                                                                                       compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    Alabama                                       Market and administer deferred
of Alabama                                                                             compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    Arizona                                       Market and administer deferred
of Arizona                                                                             compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    Arkansas                                      Market and administer deferred
of Arkansas                                                                            compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    Montana                                       Market and administer deferred
of Montana                                                                             compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    Nevada                                        Market and administer deferred
of Nevada                                                                              compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    New Mexico                                    Market and administer deferred
of New Mexico                                                                          compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    Ohio                                          Market variable annuity contracts to
of Ohio                                                                                members of the National Education
                                                                                       Association in the state of Ohio

Nationwide Retirement Solutions, Inc.    Oklahoma                                      Market variable annuity contracts to
of Oklahoma                                                                            members of the National Education
                                                                                       Association in the state of Oklahoma

Nationwide Retirement Solutions, Inc.    South Dakota                                  Market and administer deferred
of South Dakota                                                                        compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    Texas                                         Market and administer deferred
of Texas                                                                               compensation plans for public
                                                                                       employees

---------------------------------------- ------------------------- ------------------- ---------------------------------------
                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
---------------------------------------- ------------------------- ------------------- ---------------------------------------
Nationwide Retirement Solutions, Inc.    Wyoming                                       Market variable annuity contracts to
of Wyoming                                                                             members of the National Education
                                                                                       Association in the state of Wyoming

Nationwide Retirement Solutions          Massachusetts                                 Market and administer deferred
Insurance Agency Inc.                                                                  compensation plans for public
                                                                                       employees

Nationwide Seguradora S.A.               Brazil                                        Engage in elementary, health and life
                                                                                       insurance; private open pension and
                                                                                       wealth concession plans

*Nationwide Separate Account Trust       Massachusetts                                 Diversified, open-end investment
                                                                                       company

Nationwide Services Company, LLC.        Ohio                                          Single member limited liability
                                                                                       company performing shared services
                                                                                       functions for the Nationwide
                                                                                       Insurance Enterprise

Nationwide Towarzstwo Ubezieczen na      Poland                                        Life insurance and pension products
Zycie SA                                                                               in Poland

Nationwide Trust Company, FSB            United States                                 Federal savings bank chartered by the
                                                                                       Office of Thrift Supervision in U.S.
                                                                                       Department of Treasury to exercise
                                                                                       custody and fiduciary powers

Nationwide UK Asset Management           United Kingdom                                Holding company
Holdings, Ltd.

Nationwide UK Holding Company, Ltd.      United Kingdom                                Holding company

Neckura Holding Company                  Germany                                       Administrative services for Neckura
                                                                                       Insurance Group

Neckura Insurance Company                Germany                                       Insurance company

Neckura Life Insurance Company           Germany                                       Life and health insurance company

Nevada Independent                                                                     Workers' compensation administrative
Companies-Construction                                                                 services to Nevada employers in the
                                                                                       construction industry

Nevada Independent Companies-Health      Nevada                                        Workers' compensation administrative
and Nonprofit                                                                          services to Nevada employers in
                                                                                       health and nonprofit industries

Nevada Independent Companies-            Nevada                                        Workers' compensation administrative
Hospitality and Entertainment                                                          services to Nevada employers in the
                                                                                       hospitality and entertainment
                                                                                       industries

Nevada Independent Companies-            Nevada                                        Workers' compensation administrative
Manufacturing, Transportation and                                                      services to Nevada employers in the
Distribution                                                                           manufacturing, transportation and
                                                                                       distribution industries

---------------------------------------- ------------------------- ------------------- ---------------------------------------
                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
---------------------------------------- ------------------------- ------------------- ---------------------------------------
NFS Distributors, Inc.                   Delaware                                      Holding company for Nationwide
                                                                                       Financial Services, Inc. distribution
                                                                                       companies

NGH Luxembourg, S.A                      Luxembourg                                    Acts primarily as holding company for
                                                                                       Nationwide Global Holdings, Inc.
                                                                                       European operations

NGH Netherlands, B.V.                    The Netherlands                               Holding company for other overseas
                                                                                       companies

NGH UK, Ltd.                             United Kingdom                                Assists Nationwide Global Holdings,
                                                                                       Inc. with European operations and
                                                                                       marketing

Northpointe Capital LLC                  Delaware                                      Limited liability company for
                                                                                       investments

PanEuroLife                              Luxembourg                                    Life insurance company providing
                                                                                       individual life insurance primarily
                                                                                       in the UK, Belgium and France

Pension Associates, Inc.                 Wisconsin                                     Pension plan administration and
                                                                                       record keeping services

Portland Investment Services, Inc.       Oregon                                        NASD registered broker-dealer

Premier Agency, Inc.                     Iowa                                          Insurance agency

Riverview Agency, Inc.                   Texas                                         Has a pending application to become a
                                                                                       licensed insurance agency with the
                                                                                       Texas Department of Insurance

Scottsdale Indemnity Company             Ohio                                          Insurance company

Scottsdale Insurance Company             Ohio                                          Insurance company

Scottsdale Surplus Lines Insurance       Arizona                                       Provides excess and surplus lines
Company                                                                                insurance coverage on a non-admitted
                                                                                       basis

Siam-Ar-Na-Khet Company Limited          Thailand                                      Holding company

Sun Direct                               Germany                                       Writes direct auto insurance
Versicherungs-Atiengesclischaft

SVM Sales GmbH, Neckura Insurance Group  Germany                                       Recruits and supervises external
                                                                                       sales partners who obtain new
                                                                                       business for the Neckura Group as
                                                                                       well as to offer financial services

Thai Prasit Nationwide Company Limited   Thailand                                      Holding company

Union Bond & Trust Company               Oregon                                        Oregon state bank with trust powers

Vertboise, SA                            Luxembourg                                    Real property holding company

Vicpic Ltd.                              England/Wales                                 Inactive

---------------------------------------- ------------------------- ------------------- ---------------------------------------
                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
---------------------------------------- ------------------------- ------------------- ---------------------------------------
Villanova Capital, Inc.                  Delaware                                      Holding company

Villanova Distribution Services, Inc.    Iowa

Villanova Global Asset Management Trust  Delaware                                      Holding company for Gartmore Group
                                                                                       and a registered investment advisor

Villanova Mutual Fund Capital Trust      Delaware                                      Trust designed to act as a registered
                                                                                       investment advisor

Villanova SA Capital Trust               Delaware                                      Trust designed to act as a registered
                                                                                       investment advisor

Villanova Securities, LLC                Delaware                                      Provides brokerage services for block
                                                                                       mutual fund trading for both
                                                                                       affiliated and non-affiliated
                                                                                       investment advisors and performs
                                                                                       block mutual fund trading directly
                                                                                       with fund companies

Western Heritage Insurance Company       Arizona                                       Underwrites excess and surplus lines
                                                                                       of property and casualty insurance

---------------------------------------- ------------------------- ------------------- ---------------------------------------
                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
---------------------------------------- ------------------------- ------------------- ---------------------------------------
  *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Fidelity Advisor Variable             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
      Account                                                         Account

  *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies

      Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies

  *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies

  *   Nationwide VL Separate                           Ohio           Nationwide Life and         Issuer of Life Insurance
      Account -D                                                      Annuity Separate Account    Policies

---------------------------------------- ------------------------- ------------------- ---------------------------------------
                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
---------------------------------------- ------------------------- ------------------- ---------------------------------------
  *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

                                                                                                                         (left side)








           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   NATIONWIDE AFFINITY   |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|       OF AMERICA        |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 500,000    |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%       $23,843,431   |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 300,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI-100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         ALLIED          |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    DOCUMENT SOLUTIONS,  |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           INC.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-88.9%                 |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |       |              Cost        |
                                      |              ----       |       |              ----        |
                                      |AGI-100%      $100,000   |       |NHMC-100%     $11,000     |
                                      ---------------------------       ----------------------------

                                                                        ----------------------------
                                                                        |          WESTERN         |
                                                                        |    HERITAGE INSURANCE    |
                                                                        |          COMPANY         |
                                                                        |                          |
                                                                        |Common Stock: 4,776,076   |--------------------------------
                                                                        |------------- Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |SIC-100%      $57,000,000 |
                                                                        ----------------------------


                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  --------------------|---------------------                                              ------------------|-----------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |------------------------------------------
     ||                                          |
     ||  --------------------------------        |   --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |
     ||  |Guaranty Fund                 |        |   |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |
         |Certificate                   |   |    |---|------------     Shares       |
         |-----------                   |   |    |   |                              |
         |                 Cost         |   |    |   |                 Cost         |
         |                 ----         |   |    |   |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |
         |                              |   |    |   |         AND CASUALTY         |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |
         |------------                  |   |    |   |Common Stock:    60,000       |
         |                              |---|    |---|------------     Shares       |
         |                 Cost         |   |    |   |                              |
         |                 ----         |   |    |   |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |
         |           COMPANY            |   |    |   |            COMPANY           |
         |Common Stock:    600 Shares   |   |    |   |                              |
         |------------                  |----    |---|Common Stock:    1,750        |
         |                              |        |   |------------     Shares       |
         |                 Cost         |            |                              |
         |                 ----         |        |   |                 Cost         |
         |Farmland                      |        |   |                 ----         |
         |Mutual-100%      $5,336,063   |        |   |Casualty-100%    $41,750,000  |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |   --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |
         |             (SIC)            |        |   |                              |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |
     |---|------------     Shares       |--------|---|------------     Shares       |
     |   |                              |        |   |                              |
     |   |                              |        |   |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital:                |
     |   |                              |        |   |-------------                 |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |
     |   --------------------------------        |   -------------------------------
     |                                           |
     |   --------------------------------        |   --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |
     |---|------------     Shares       |        |---|  -------------               |
     |   |                              |        |   |                              |
     |   |                 Cost         |        |   |                 Cost         |
     |   |                 ----         |        |   |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |
     |   |                              |        |   |                              |
     |   --------------------------------        |   ----------------|---------------
     |                                           |                   |
     |   --------------------------------        |   ----------------|---------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |
     |   |           COMPANY            |        |   |                              |
     |   |Common Stock:    10,000       |        |   |                              |
  ---|---|------------     Shares       |        |   |                              |
         |                              |        |   |                              |
         |                 Cost         |        |   |                              |
         |                 ----         |        |   |                              |
         |SIC-100%         $10,000      |        |   |NC-100%                       |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |
         |             RP&C             |        |
         |         INTERNATIONAL        |        |
         |                              |        |
         |Common Stock:    1,050        |        |
         |------------     Shares       |---------
         |                              |
         |                 Cost         |
         |                 ----         |
         |Casualty-21.9%  $2,400,740    |
         |                              |
         --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------

---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
--|------------------------------------------|-------------------------------------------|--------------------|      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     ---------------|------|--------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |13,642,432       100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,320,978,093 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    116,847,783 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,186 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |....|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16.1%   $92,575           |
  |     |                              |     |    |                              |       |     |Fire-16.1%       $92,717           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |....|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |             COMPANY          |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |             |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |             |                 ----              |
  |     |                 Cost         |     |    --------------------------------             |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             ------------------|------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |                               |
  |     --------------------------------     |    |            (eNat)            |             ------------------|------------------
  |                                          |    |                              |             |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |             |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |....|     Single Member Limited    |             |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |             |                                   |
  |     |                              |          |                              |             |                                   |
  |     |Single Member Limited         |     |----|                              |             |Common Stock:    1,000 shares      |
  |.....|Liability Company             |     |    |                              |             |-------------                      |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-100%                 |             |                                   |
  |     |Casualty-100%                 |     |    |                              |             |                                   |
  |     |                              |     |    --------------------------------             |CalFarm Insurance                  |
  |     --------------------------------     |                                                 |Company - 100%                     |
  |                                          |    --------------------------------             ------------------|------------------
  |                                          |    |      DISCOVER INSURANCE      |                               |
  |     --------------------------------     |    |         COMPANY, LLC         |             ------------------|------------------
  |     |       AMERICAN MARINE        |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |             |                                   |
  |     |Common Stock:   20 Shares     |     |....|     Liability Company        |             |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |             |------------                       |
  |     |                 Cost         |     |    |                              |             |                                   |
  |     |                 ----         |     |    |eNat-100%                     |             |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |   DISCOVER INSURANCE AGENCY  |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |
  |     |      COMPANY OF FLORIDA       |    |    |                              |
  |     |                               |    |    |      Single Member Limited   |
  |     |                               |    |....|        Liability Company     |
  |     |Common Stock:    10,000 Shares |         |                              |
  |-----|-------------                  |         |                              |
        |                 Cost          |         |                              |
        |                 ----          |         |                              |
        |Casualty-100%    $300,000,000  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            September 30, 2001

                                                                                                                       (Left Side)

              |----------------------------------|-----------------------------------|----------------------------------------------
              |                                  |                                   |
--------------|--------------      --------------|--------------      ---------------|-------------   -----------------------------
| NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |   |   NFS DISTRIBUTORS, INC.  |
|     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |   |           (NFSDI)         |
|                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |   |                           |
| Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |   |                           |
| ------------  Shares      |      | ---------------           |      |               Cost        |   |                           |
|                           |      |                           |      |               ----        |   |                           |
| NFS-100%                  |      | NFS-100%                  |      | NFS-100%      $3,000,000  |   | NFS-100%                  |
---|-------------------------      -----------------------------      -----------------------------   --------------|--------------
   |
   |                                                                       |----------------------------------------|---------------
   |  -----------------------------                      ------------------|----------                --------------|--------------
   |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |                |     NATIONAL DEFERRED     |
   |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |                |     COMPENSATION, INC.    |
   |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |                |                           |
   |  | Common Stock: 7,676       |                      |                           |                |                           |
   |--| ------------  Shares      |                      |                           |                |                           |
   |  |                           |                      |                           |                |                           |
   |  |               Cost        |                      | Common Stock: 1,000 Shares|                |                           |
   |  |               ----        |                      | ------------              |                |                           |
   |  | NW Life-100%  $5,996,261  |                      | NFSDI-100%                |                | NFSDI-100%                |
   |  -----------------------------                      --------------|--||----------                --------------||-------------
   |                                                                   |  ||                                        ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------               ||
   |  |    NATIONWIDE LIFE AND    |      |     FINANCIAL HORIZONS    | |  ||  |                     |               ||
   |  | ANNUITY INSURANCE COMPANY |      |    DISTRIBUTORS AGENCY    | |  ||  |                     |               ||
   |  |                           |      |      OF ALABAMA, INC.     | |  ||  |                     |               ||
   |  | Common Stock: 66,000      |      |                           | |  ||  |      FLORIDA        |               ||
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  |      RECORDS        |===============||
   |  |                           |      | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
   |  |                           |      |                           | |  ||  |        INC          |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $133,070,003 |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE INVESTMENT   |      |    LANDMARK FINANCIAL     | |  ||  |                     |
   |  |   SERVICES CORPORATION    |      |        SERVICES OF        | |  ||  |                     |
   |  |                           |      |       NEW YORK, INC.      | |  ||  |                     |
   |  | Common Stock: 5,000       |      |                           | |  ||  |                     |
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |  |                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |      OF OHIO, INC   |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $529,728     |      | NFIDAI-100% $10,100       | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE FINANCIAL    |      |     FINANCIAL HORIZONS    | |  ||  |                     |
   |  |       ASSIGNMENT          |      |      SECURITIES CORP.     | |  ||  |                     |
   |  |        COMPANY            |      |                           | |  ||  |                     |
   |  |                           |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |--|                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  |                           |      |               ----        | |  ||  |                     |
   |  | NW Life-100%              |      | NFIDAI-100% $153,000      | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |     NATIONWIDE REALTY     |      |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
   |  |      INVESTORS, LTD.      |      |                           | |  ||  |                     |
   |  |                           |      |                           | |  ||  |                     |
   |  | Units:                    |      | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
   |--| ------                    |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |    OF TEXAS, INC    |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  | NW Life-70%               |      |               ----        | |  ||  |                     |
   |  | NW Mutual-30%             |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    | |  ||  |      AFFILIATE      |
   |  |       PROPERTIES, LTD.    |      | INSTITUTION DISTRIBUTORS  | |  ||  |      AGENCY OF      |
   |  |                           |      |     INSURANCE AGENCY,     | |  ||  |      OHIO, INC      |
   |  | Units:                    |      |       INC. OF MASS.       | |  ||  |                     |
   |--| ------                    |      |                           |--  ||  |Common Stock: 750    |
   |  |                           |      |Common Stock: 100 Shares   | |  ||--|------------  Shares |
   |  |                           |      |------------               | |      |                     |
   |  | NW Life-97.6%             |      |                           | |      |                     |
   |  | NW Mutual-2.4%            |      |NFIDAI-100%                | |      |NFIDAI-100%          |
   |  -----------------------------      ----------------------------- |      -----------------------
   |  -----------------------------      ----------------------------- |
   |  |   NATIONWIDE COMMUNITY    |      |   NATIONWIDE FINANCIAL    | |
   |  |   DEVELOPMENT CORP., LLC  |      | INSTITUTION DISTRIBUTORS  | |
   |  |                           |      |        AGENCY, INC.       | |
   |  | Units:                    |      |       OF NEW MEXICO       |--
    --| ------                    |      |                           |
      |                           |      |Common Stock: 100 Shares   |
      |                           |      |------------               |
      | NW Life-67%               |      |                           |
      | NW Indemnity-33%          |      |NFIDAI-100%                |
      -----------------------------      -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,320,978,093 |
                                                  |FIRE            649,510    116,847,783 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |Class B      NW Corp-100%  |
                                                      ---------------|-------------
                                                                     |
-------------------------------------|-------------------------|--------------------------|-------------------------|
                                     |                         |                          |                         |
                         ------------|------------ ------------|------------ -------------|------------ ------------|-------------
                         |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |VILLANOVA CAPITAL, INC. |
                         |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
                         |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
                         |                       | |------------- Shares   | |                        | |NFS-96%                 |
                         |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
                         |                       | |              ----     | |              ----      | |---------------  Shares |
                         | NFS-100%              | |NFS-100%   $13,500,000 | | NFS-100%     $2,839,392| |NFS-100%                |
                         ------------------------- ------------------------- -------------------------- ------------|-------------
                                                                                                                    |
--------------|-----------------------|--------------------------|                        |-------------------------|---------------
              |        ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
              |        |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | | VILLANOVA S.A. CAPITAL| |    MORLEY FINANCIAL   |
              |        |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (VSA)       | |SERVICES, INC. (MORLEY)|
              |        |                          | |Common Stock:  236,494  | |                       | |Common Stock:  82,343  |
              |        |Common Stock:   Control   | |-------------  Shares   | |                       | |------------   Shares  |
              |        |-------------   -------   | |                        | |                       | |                       |
              |        |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
              |        |Class B        NFSDI-90%  | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
              |        --------|------------------- -------------|------------ -----------------|------- -----------|-------------
              |                |                                 |                              |                   |
              |                |                                 |                              |                   |------------|
              |                |                                 |                              |                                |
--------------|------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|  NATIONWIDE RETIREMENT  |    |   |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |         NATIONWIDE       |  |
|   PLAN SERVICES, INC.   |    |   |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
|                         |    |   |                          |  |  |      NEW MEXICO        |  |  |                          |  |
|Common Stock:  Control:  |    |   |Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
|-------------  --------  |    |   |------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
|Class A          NFS-100%|    |   |              Cost        |  |  |               Cost     |  |  |              Cost        |  |
|Class B        NFSDI-100%|    |   |              ----        |  |  |               ----     |  |  |              ----        |  |
|                         |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |VSA-100%      $5,000      |  |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|    401(k) INVESTMENT    |    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
|      SERVICES, INC.     |    |   |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |      SO. DAKOTA        |  |  |                          |  |
|Common Stock: 1,000,000  |    |   |Common Stock: 1,000       |  |  | Common Stock: 1,000    |  |  |                          |  |
|------------  Shares     |----|   |------------- Shares      |--|--| ------------- Shares   |  |==|     LUXEMBOURG SICAV     |  |--
|                         |    |   |              Cost        |  |  |               Cost     |  |  |                          |  |
|               Cost      |    |   |              ----        |  |  |               ----     |  |  |                          |  |
|               ----      |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |                          |  |
|401(k)-100%    $7,800    |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |                                 |                              |                                |
                               |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |   |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |  VILLANOVA DISTRIBUTION  |  |
|    401(k) INVESTMENT    |    |   |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |      SERVICES, INC.      |  |
|      ADVISORS, INC.     |    |   |         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
|                         |    |   |Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
|Common Stock:  1,000     |    |   |------------- Shares      |  |  |-------------           |  |  |------------- Shares      |  |
|------------   Shares    |----|   |              Cost        |  |  |              Cost      |  |  |              Cost        |  |
|                         |    |   |              ----        |  |  |              ----      |  |  |              ----        |  |
|               Cost      |    |   |NRS-100%      $500        |  |  |NRS-100%      $500      |  |  |VSA-100%      $146,653    |  |
|               ----      |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|401(k)-100%    $1,000    |    |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |   CORVIANT CORPORATION   |  |
---------------------------    |   |      SOLUTIONS, INS.     |  |  |     SOLUTIONS, INC.    |  |  |           (CC)           |  |
|   THE 401(k) COMPANY    |    |   |       AGENCY, INC.       |  |  |         OF OHIO        |  |  |Common Stock:      450,000|  |
|                         |    |   |Common Stock: 1,000       |  |  |                        |  |  |------------       Shares |  |
|Common Stock: 855,000    |    |   |------------- Shares      |--|==|                        |  |--|Series A Preferred:250,000|  |--
|------------  Shares     |----|   |                          |  |  |                        |  |  |------------------ Shares |  |
|                         |    |   |              Cost        |  |  |                        |  |  |                   Cost   |  |
|              Cost       |    |   |              ----        |  |  |                        |  |  |                   ----   |  |
|              ----       |    |   |NRS-100%      $1,000      |  |  |                        |  |  |VSA-100%       $10,000,000|  |
|401(k)-100%   $1,000     |    |   ----------------------------  |  --------------------------  |  -----------------.----------  |
---------------------------    |                                 |                              |                   .            |
                               |   ----------------------------  |  --------------------------  |  -----------------.----------  |
---------------------------    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  | VILLANOVA SECURITIES, LLC|  |
|                         |    |   |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |        OKLAHOMA        |  |  |                          |  |
|  RIVERVIEW AGENCY, INC. |    |   |Common Stock: 500         |  |  |                        |  |  |                          |  |
|                         |====|   |------------- Shares      |--|==|                        |  |  |                          |  |--
|                         |        |              Cost        |  |  |                        |  |  |                          |  |
|                         |        |              ----        |  |  |                        |  |  |                          |  |
|                         |        |NRS-100%      $500        |  |  |                        |  |  |CC-100%                   |  |
---------------------------        ----------------------------  |  --------------------------  |  ----------------------------  |
                                                                 |                              |                                |
                                   ----------------------------  |  --------------------------  |  ----------------------------  |
                                   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |    PORTLAND INVESTMENT   |  |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |     SOLUTIONS, INC.    |  |  |       SERVICES, INC.     |  |
                                   |                          |  |  |        OF TEXAS        |  |  |                          |  |
                                   |Common Stock: 1,000       |-- ==|                        |  |  |Common Stock: 1,000       |--|--
                                   |------------- Shares      |     |                        |  |  |------------- Shares      |  |
                                   |              Cost        |     |                        |  |  |              Cost        |  |
                                   |              ----        |     |                        |  |  |              ----        |  |
                                   |NRS-100%      $1,000      |     |                        |  |  |Morley-100%   $25,000     |  |
                                   ----------------------------     --------------------------  |  ----------------------------  |
                                                                                                |                                |
                                                                  ----------------------------  |  ----------------------------  |
                                                                  | VILLANOVA CAPITAL GLOBAL |  |  |         MORLEY &         |  |
                                                                  |TECH. LONG/SHORT FUND, LLC|  |  |     ASSOCIATES, INC.     |  |
                                                                  |                          |  |  |                          |  |
                                                                  |UNITS:                    |---  |Common Stock: 3,500       |--|
                                                                  |                          |        ----------- Shares      |
                                                                  |                          |     |              Cost        |
                                                                  |VSA-25%                   |     |              ----        |
                                                                  |FIRE-75%                  |     |Morley-100%   $1,000      |
                                                                  ----------------------------     ----------------------------



                                                                                                                            (Right)
















------------------------|------------------------------|------------------|-------------------|
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
         ---------------|--------------   -------------|----------------- |      -------------|--------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        | |      |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      | |      |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             | |      |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    | |  |---|Common Stock:  100 Shares |
         |------------                | | |------------                 | |  |   |------------              |
         |               Cost         | | |               Cost          | |  |   |               Cost       |
         |               ----         | | |               ----          | |  |   |               ----       |
         |NW Corp.-100%  $606,434,210 | | |NW Corp.-100%  $25,683,532   | |  |   |                          |
         |                            | | |------------------------------ |  |   |NW Corp.-100%  $19,103,732|
         |(See Page 3)                |   |                               |  |   ----------------------------
         ------------------------------ | |------------------------------ |  |   ----------------------------
         ------------------------------ | |  MEDPROSOLUTIONS, INC.      | |  |   |    NATIONWIDE MANAGEMENT |
         |     EAGLE ACQUISITION      | | |                             | |  |   |        SYSTEMS, INC.     |
         |       CORPORATION          | | |               Cost          | |  |   |                          |
         |NFS-100%                    | | |               ----          | |  |---|Common Stock:  100 Shares |
         ------------------------------ | |Gates-100%     $6,700,000    | |  |   |-------------             |
         ------------------------------ | |                             | |  |   |               Cost       |
         |    VILLANOVA MUTUAL FUND   | | |                             | |  |   |               ----       |
         |     CAPITAL TRUST (VMF)    | | ------------------------------- |  |   |NHP Inc.-100%  $25,149    |
----|----|                            | |                                 |  |   ----------------------------
    |    |                            | | |------------------------------ |  |   ----------------------------
    |    |                            | | |     GATES MCDONALD &        | |  |   |         NATIONWIDE       |
    |    |                            | | | COMPANY OF NEW YORK, INC.   | |  |   |        AGENCY, INC.      |
    |    |                            | --|                             | |  |   |                          |
    |    |                            | | |Common Stock:  3 Shares      | |  |---|Common Stock:  100 Shares |
    |    |   DELAWARE BUSINESS TRUST  | | |------------                 | |      |------------              |
    |    ------------------------------ | |               Cost          | |      |               Cost       |
    |                                   | |               ----          | |      |               ----       |
    |    ------------------------------ | |Gates-100%     $106,947      | |      |NHP Inc.-99%   $116,077   |
    |    |        NORTHPOINTE         | | ------------------------------- |      ----------------------------
    |    |        CAPITAL LLC         | |                                 |
    |    |                            | | ------------------------------- |      ----------------------------
    |....|                            | | |      GATES MCDONALD &       | |      |   MRM INVESTMENTS, INC.  |
         |                            | | |     COMPANY OF NEVADA       | |      |                          |
         |                            | --|                             | |----- |                          |
         |                            | | |Common Stock:  40 Shares     |        |                          |
         |VILLANOVA CAPITAL, INC.-65% | | |------------                 |        |                          |
         ------------------------------ | |               Cost          |        |CORP.-100%                |
                                        | |               ----          |        ----------------------------
         ------------------------------ | |Gates-100%     $93,750       |
         |     EXCALIBER FUNDING      | | -------------------------------
         |        CORPORATION         | |
---------|Common Stock: 1,000 Shares  | | -------------------------------
         |-------------               | | |       GATES MCDONALD        |
         |              Cost          | | |      HEALTH PLUS, INC.      |
         |              ----          | --|                             |
         |Morley-100%   $1,000        | | |Common Stock:  200 Shares    |
         ------------------------------ | |------------                 |
                                        | |               Cost          |
         ------------------------------ | |               ----          |
         |      CALIBER FUNDING       | | |Gates-100%     $2,000,000    |
         |        CORPORATION         | | -------------------------------
         |                            | |
---------|                            | | -------------------------------
         |                            | | |NEVADA INDEPENDENT COMPANIES-|
         | Morley-100%                | | |MANUFACTURING TRANSPORTATION |
         |                            | | |       AND DISTRIBUTION      |
         ------------------------------ --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |      NEVADA INDEPENDENT     |
                                        | |     COMPANIES-HEALTH AND    |
                                        --|           NONPROFIT         |
         ------------------------------ | |Common Stock:  1,000 Shares  |
         |      MORLEY RESEARCH       | | |------------                 |
         |      ASSOCIATES, LTD.      | | |                             |
---------|                            | | |Gates-100%                   |
         |Common Stock:  1,000 Shares | | -------------------------------
         |-------------               | |
         |               Cost         | | -------------------------------
         |               ----         | | |     NEVADA INDEPENDENT      |
         |Morley-100%    $1,000       | | |   COMPANIES-CONSTRUCTION    |
         ------------------------------ --|                             |
                                        | |Common Stock:  1,000 Shares  |
         ------------------------------ | |------------                 |
         |       MORLEY CAPITAL       | | |                             |
         |         MANAGEMENT         | | |Gates-100%                   |
         |                            | | -------------------------------
---------|Common Stock:  500 Shares   | |
         |-------------               | | -------------------------------
         |                Cost        | | |     NEVADA INDEPENDENT      |
         |                ----        | | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      -- Solid Line
         |Morley-100%     $5,000      | --|         ENTERTAINMENT       |       Contractual Association   -- Double Line
         ------------------------------   |                             |       Limited Liability Company -- Dotted Line
                                          |Common Stock:  1,000 Shares  |
         ------------------------------   |------------                 |
         |     UNION BOND & TRUST     |   |                             |
         |           COMPANY          |   |Gates-100%                   |       SEPTEMBER, 30, 2001
         |                            |   -------------------------------
---------|Common Stock:  2,000 Shares |
         |------------                |
         |               Cost         |                                                                             Page 2
         |               ----         |
         |Morley-100%    $50,000      |
         ------------------------------

                                                                                                                         (Left side)































                      |--------------------------------------------|------------------------------------------|---------------------
                      |                                            |                                          |
      ----------------|---------------            -----------------|-----------------       ------------------|----------------
      |    VILLANOVA GLOBAL ASSET    |            |   NATIONWIDE GLOBAL HOLDINGS    |       |                NGH              |
      |       MANAGEMENT TRUST       |            |   - HONG KONG, LIMITED          |       |          NETHERLANDS B.V.       |
      |          (VGAMT)             |            | Common Stock: 20,343,752 Shares |       | Common Stock:       40 Shares   |
      |                              |            | -------------       Shares      |       | -------------                   |
      |                              |            |                     ------      |       |                     Cost        |
      |                              |            |  NGH                20,343,751  |       |                     -----       |
      | NGH - 100%                   |            |  LUX SA             1           |       | NGH - 100%          NLG 52,500  |
      ----------------|---------------            -----------------------------------       -----------------------------------
                      |
                      |                 |--------------------------|--------------------|-------------------------------------------
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |       NATIONWIDE ASSET       |  |         |      GARTMORE INVESTMENT        |   |   |          GARTMORE FUND          |
      |   MANAGEMENT HOLDINGS, LTD.  |  |         |         SERVICES LTD.           |   |   |          MANAGERS LTD.          |
      |           (NAMHL)            |  |    |----|             (GISL)              |   |---|             (GFM)               |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GIM - 80%                       |   |   | GIM - 99.99%                    |
      | VGAMT - 100%                 |  |    |    | GNL - 20%                       |   |   | GSL - .01%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |     NATIONWIDE UK ASSET      |  |    |    |       GARTMORE INVESTMENT       |   |   |                                 |
      |  MANAGEMENT HOLDINGS, LTD.   |  |    |    |         SERVICES GMBH           |   |   |       FENPLACE LIMITED          |
      |          (NUKAMHL)           |  |    |----|                                 |   |---|                                 |
      |                              |  |    |    |                                 |   |   |                                 |
      | NAMHL - 100%                 |  |    |    | GISL - 100%                     |   |   | GFM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |   NATIONWIDE UK HOLDING      |  |    |    |      GARTMORE FUND MANAGERS     |   |   |     FENPLACE TWO LTD. (FKA)     |
      |       COMPANY, LTD.          |  |    |    |       INTERNATIONAL LIMITED     |   |   |       NATWEST INVESTMENT        |
      |          (NUKHCL)            |  |    |    |              (GFMI)             |   |   |    MANAGEMENT LIMITED (FTL)     |
      |                              |  |    |----|                                 |   |   |                                 |
      |                              |  |    |    | GISL - 99.99%                   |   |   |                                 |
      | NUKAMHL - 100%               |  |    |    | GSL - .01%                      |   |   | GIM - 100%                      |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
      |     ASSET MANAGEMENT         |  |    |    |      GARTMORE SECRETARIES       |   |   |    GARTMORE SECURITIES LTD.     |
      |       HOLDINGS PLC           |  |    |    |          (JERSEY) LTD.          |   |   |               (GSL)             |
      |          (AMH)               |  |    |    |                                 |   |   |                                 |
      |                              |  |    |----| GFMI - 94%                      |   |---|                                 |
      |                              |  |         | GSL - 3%                        |       | GIM - 99.99%                    |
      | NUKHCL - 100%                |  |         | GIM - 3%                        |       | GNL - .01%                      |
      ----------------|---------------  |         -----------------------------------       -----------------------------------
                      |                 |
                      |                 |
                      |                 |
      ----------------|---------------  |
      |    GARTMORE INVESTMENT       |  |
      |       MANAGEMENT PLC         |  |
      |          (GIM)               |  |
      |                              |--|
      | AMH - 99.99%                 |
      | GNL - .01%                   |
      --------------------------------

                                                                                                                            (Center)
                                                          NATIONWIDE(R)

                         ---------------------------------             ----------------------------------
                         |       NATIONWIDE MUTUAL       |             |        NATIONWIDE MUTUAL       |
                         |       INSURANCE COMPANY       |=============|     FIRE INSURANCE COMPANY     |
                         |           (CASUALTY)          |     |       |            (FIRE)              |
                         ---------------------------------     |       ----------------------------------
                                                               |
                                                               |
                                           --------------------|--------------------
                                           |   NATIONWIDE CORPORATION (NW CORP)    |
                                           |        COMMON STOCK:    CONTROL:      |
                                           |        -------------    --------      |
                                           |           13,642,432       100%       |
                                           |             SHARES          COST      |
                                           |             ------          ----      |
                                           | CASUALTY  12,992,922   $1,320,978,093 |
                                           | FIRE         649,510      116,847,783 |
                                           --------------------|--------------------
                                                               |
                                                ---------------|----------------
                                                |      NATIONWIDE GLOBAL       |
                                                |     HOLDINGS, INC. (NGH)     |
                                                |  Common Stock:   1 Share     |
                                                |  -------------               |
                                                |                              |
                                                |                Cost          |
                                                |                ----          |
                                                | NW Corp.-100%  $606,434,210  |
                                                ---------------|----------------
                                                               |
---------------------------------------|-----------------------|------------------------|-------------------------------------------
                                       |                                                |
                        ---------------|----------------                ----------------|---------------
                        |          NATIONWIDE          |                |       NATIONWIDE GLOBAL      |
                        |      SERVICES SP. ZO.O.      |                |          JAPAN, INC.         |
                        | Common Stock:    80 Shares   |                | Common Stock:   100 Shares   |
                        | ------------                 |                | -------------                |
                        |                  Cost        |                |                     Cost     |
                        |                  ----        |                |                     ----     |
                        | NGH - 100%       4,000 PLN   |                | NGH - 100%          $100     |
                        --------------------------------                --------------------------------

----------------|-----------------------------------------------|-------------------------------------------------------------------
                |                                               |
                |       --------------------------------        |
                |       |  GARTMORE INVESTMENT LTD.    |        |
                |       |           (GIL)              |        |
                |-------|                              |        |------
                |       | GIM - 50%                    |        |
                |       | GNL - 50%                    |        |
                |       ---------------|----------------        |
                |                      |                        |
                |                      |                        |
                |       ---------------|----------------        |       --------------------------------
                |       |       GARTMORE JAPAN         |        |       |    DAMIAN SECURITIES LTD.    |
                |       |          LIMITED             |        |       |                              |
                |       |                              |        |-------|                              |
                |       | GIL - 100%                   |        |       | GIM - 50%                    |
                |       |                              |        |       | GSL - 50%                    |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |     GARTMORE 1990 LTD.       |        |       |    GARTMORE NOMINEES LTD.    |
                |       |     (GENERAL PARTNER)        |        |       |             (GNL)            |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99.99%                 |
                |       | GSL - 50%                    |        |       | GSL - .01%                   |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |    GARTMORE INDOSUEZ UK      |        |       |    GARTMORE PENSION FUND     |
                |       |  RECOVERY FUND (G.P.) LTD.   |        |       |        TRUSTEES, LTD.        |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99%                    |
                |       | GNL - 50%                    |        |       | GSL - 1%                     |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE 1990 TRUSTEE LTD.  |        |       |       GIL NOMINEES LTD.      |
                |       |    (GENERAL PARTNER)         |        |       |                              |
                |-------|                              |        |-------|                              |
                        | GIM - 50%                    |                | GIM - 50%                    |
                        | GSL - 50%                    |                | GSL - 50%                    |
                        --------------------------------                --------------------------------

                                                                                                                      (Right side)































------------------|---------|-----------------|------------------------------------|
                  :         |                 :                                    |
   ---------------|-------- | ----------------|----------------   -----------------|---------------
   |   NATIONWIDE GLOBAL  | | |    NATIONWIDE TOWARZYSTWO     |   |   NATIONWIDE GLOBAL HOLDINGS, |
   |     FINANCE, LLC     | | |   UBEZPIECZEN NA ZYCIE SA     |   |    INC. - LUXEMBOURG BRANCH   |
   |                      | | |                               |   |            (BRANCH)           |
   | Single Member Limited| | | Common Stock: 1,952,000 Shares|   |                               |
   |    Liability Company | | | ------------                  |   |                               |
   |                      | | |                               |   |                               |
   | NGH - 100%           | | | NGH - 100%                    |   | Endowment Capital - $1,000,000|
   ------------------------ | ----------------|----------------   -----------------|---------------
                            |                 |                                    |
-|                          |                 |                                    |
 |                          |                 |                                    |
 |                          | ----------------|----------------   ---------------------------------
 |                          | |     NATIONWIDE FINANCIAL      |   |      NGH LUXEMBOURG S.A.      |
 |                          | |            SP. ZO.O.          |   |            (LUX SA)           |
 |                          | |                               |   |                               |
 |                          | |                               | |-|Common Stock:    5,894 Shares  |
 |                          | | Common Stock: 40,950 Shares   | | |------------                   |
 |                          | | ------------                  | | |                 Cost          |
 |                          | |                               | | |                 -----         |
 |                          | | NGH - 100%                    | | |BRANCH-99.98%      115,470,723 |
 |                          | |                               | | |                   EURO        |
 |                          | --------------------------------- | ---------------------------------
 |                          |                                   |
 |                          |                                   |
 |                          | --------------------------------- | ---------------------------------
 |                          | |        SIAM AR-NA-KHET        | | |         NGH UK, LTD.          |
 |                          | |      COMPANY LTD. (SIAM)      | | |                               |
 |                          |.|                               | |-|                               |
 |                            |                               | | |                               |
 |                            | NGH - 48.99%                  | | | LUX SA - 100%                 |
 |                            ----------------|---------------- | ---------------------------------
 |                                            :                 |
 |                                            :                 |
 | ------------------------   ----------------|---------------- | ---------------------------------  -------------------------------
 | |   GARTMORE CAPITAL   |   |         THAI PRASIT           | | |  NATIONWIDE GLOBAL HOLDINGS   |  |NATIONWIDE HOLDINGS SA (NHSA)|
 | |    MANAGEMENT LTD.   |   |    NATIONWIDE COMPANY LTD.    | | |  - NGH BRASIL PARTICIPACOSES  |  |                             |
 | |         (GCM)        |   |                               | | |      LTDA (NGH BRASIL)        |  |                             |
 |-|                      |   |                               | |-|                               |  |       Shares      Cost      |
   |                      |   |                               | | |         Shares     Cost       |--|       ------      ----      |
   |                      |   |                               | | |         ------     -----      |  |NGH                          |
   | GIM - 99.99%         |   | NGH - 24.3%                   | | | LUX SA  6,164,899  R6,164,889 |  |BRASIL 42,900,999 R42,900,999|
   | GSL - .01%           |   | SIAM - 37.7%                  | | | NGH     1          R1         |  |LUX SA 1          R1         |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
                  |                                             |                  |                                |
                  |                                             |                  |                                |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
   |   GARTMORE U.S. LT   |   |        PANEUROLIFE (PEL)      | | |   NATIONWIDE SEGURADORA S.A.  |  |  DINAMICA PARTICIPACOSES SA |
   |         (GUS)        |   |                               | | |                               |  |           (DPSA)            |
   |                      |   | Common Stock: 1,300,000 Shares| | |         Shares     Cost       |  |       Shares      Cost      |
   |                      |   | -------------   Cost          |-| |         ------     -----      |  |       ------      ----      |
   |                      |   |                 ----          |   | NGH                           |  |NHSA  132,522,386 R14,723,256|
   |                      |   | LUX SA - 100%   3,817,832,685 |   | BRASIL  9,999,999  R9,999,999 |  |NGH                          |
   | GCM - 100%           |   | LUF                           |   | LUX SA  1          R1         |  | BRASIL 1         R1,472     |
   ---------------|--------   -----------------|---------------   ---------------------------------  ---------------|---------------
                  |                            |                                                                    |
                  |                            |                                                                    |
   ---------------|--------   -----------------|---------------                                      ---------------|---------------
   |    GARTMORE GLOBAL   |   |           VERTBOIS, SA        |                                      |  NATIONWIDE MARITIMA VIDA e |
   |       PARTNERS       |   |                               |                                      |        PREVIDENCIA SA       |
   |                      |   |                               |                                      | Common Stock:   134,822,225 |
   |                      |   |                               |                                      | ------------    Shares      |
   | GUS - 50%            |   | PEL - 99.99%                  |                                      |                             |
   | GSL - 50%            |   | LUX SA - .01%                 |                                      |                 Cost        |
   ------------------------   ---------------------------------                                      |                 ----        |
                                                                                                     | DSPA - 86.4%    R14,128,512 |
                                                                                                     -------------------------------








                                                                                        Subsidiary Companies--
                                                                                        Contractual Association--
                                                                                        Limited Liability Company--

                                                                                        September 30, 2001                   Page 3

Item 27.      NUMBER OF CONTRACT OWNERS

              The number of contract owners of Qualified and Non-Qualified contracts as of February 12, 2001 was 4,967 and 8,268 respectively.

Item 28.      INDEMNIFICATION

              Provision is made in the Company's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER
              (a)(1) Nationwide Investment Services Corporation ("NISC") acts as principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, and Nationwide VLI Separate Account-4, all of which are separate investment accounts of Nationwide or its affiliates.

              (a)(2) Waddell & Reed, Inc. serves as principal underwriter and general distributor for the Nationwide Variable Account - 9, Nationwide VA Separate Account - D and Nationwide VLI Separate Account- 5. In addition Waddell & Reed, Inc. serves as principal underwriter and general distributor for the:
                     Waddell & Reed Advisors Funds
                         Waddell & Reed Advisors Funds, Inc.
                            Waddell & Reed Advisors Accumulative Fund
                            Waddell & Reed Advisors Bond Fund
                            Waddell & Reed Advisors Income Fund
                            Waddell & Reed Advisors Science and Technology Fund
                         Waddell & Reed Advisors Asset Strategy Fund, Inc. Waddell & Reed Advisors Cash Management, Inc.
                         Waddell & Reed Advisors Continental Income Fund, Inc. Waddell & Reed Advisors Global Bond Fund (formerly,
                            Waddell & Reed Advisors High Income Fund II, Inc.)
                         Waddell & Reed Advisors Government Securities Fund,
                            Inc.
                         Waddell & Reed Advisors High Income Fund, Inc.
                         Waddell & Reed Advisors International Growth Fund, Inc.

                         Waddell & Reed Advisors Municipal Bond Fund, Inc. Waddell & Reed Advisors Municipal High Income Fund,
                              Inc.
                         Waddell & Reed Advisors New Concepts Fund, Inc. Waddell & Reed Advisors Retirement Shares, Inc. Waddell & Reed Advisors Small Cap Fund, Inc.
                         Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. Waddell & Reed Advisors Vanguard Fund, Inc.
                    W&R  Funds, Inc.
                         Asset Strategy Fund
                         High Income Fund
                         International Growth Fund
                         Large Cap Growth Fund
                         Limited-Term Bond Fund
                         Mid Cap Growth Fund
                         Money Market Fund
                         Municipal Bond Fund
                         Science and Technology Fund
                         Small Cap Growth Fund
                         Tax-Managed Equity Fund
                         Total Return Fund
                    W&R Target Funds, Inc.
                         Asset Strategy Portfolio
                         Balanced Portfolio
                         Bond Portfolio
                         Growth Portfolio
                         High Income Portfolio
                         Income Portfolio
                         International Growth Portfolio
                         Large Cap Growth Portfolio
                         Mid Cap Growth Portfolio
                         Science and Technology Portfolio
                         Small Cap Growth Portfolio
                         Tax-Managed Equity Portfolio
                         Total Return Portfolio
                         Value Portfolio.

              (b)(1) NATIONWIDE INVESTMENT SERVICES CORPORATION
                             DIRECTORS AND OFFICERS

-------------------------------------------------------------------------------------------------------------------
                                                                     POSITIONS AND OFFICES
      NAME AND BUSINESS ADDRESS                                         WITH UNDERWRITER
-------------------------------------------------------------------------------------------------------------------
W.G. Jurgensen                                              Chairman and Chief Executive Officer and
One Nationwide Plaza                                                        Director
Columbus, OH 43215

Joseph J. Gasper                                                   Chairman of the Board and
One Nationwide Plaza                                                        Director
Columbus, OH 43215

Richard A. Karas                                                   Vice Chairman and Director
One Nationwide Plaza
Columbus, OH 43215

Duane C. Meek                                                              President
One Nationwide Plaza
Columbus, OH 43215

Philip C. Gath                                                              Director
One Nationwide Plaza
Columbus, OH 43215

Susan A. Wolken                                                             Director
One Nationwide Plaza
Columbus, OH 43215

Robert A. Oakley                                                   Executive Vice President -
One Nationwide Plaza                                                Chief Financial Officer
Columbus, OH 43215

Robert J. Woodward, Jr.                                            Executive Vice President -
One Nationwide Plaza                                                Chief Investment Officer
Columbus, OH 43215

Mark R. Thresher                                              Senior Vice President and Treasurer
One Nationwide Plaza
Columbus, OH 43215

Barbara J. Shane                                              Vice President - Compliance Officer
Two Nationwide Plaza
Columbus, OH 43215

Alan A. Todryk                                                     Vice President - Taxation
One Nationwide Plaza
Columbus, OH 43215

John F. Delaloye                                                      Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

Glenn W. Soden
One Nationwide Plaza                                         Associate Vice President and Secretary
Columbus, OH 43215

E. Gary Berndt                                                        Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215

                   NATIONWIDE INVESTMENT SERVICES CORPORATION
                             DIRECTORS AND OFFICERS

-------------------------------------------------------------------------------------------------------------------
                                                                     POSITIONS AND OFFICES
      NAME AND BUSINESS ADDRESS                                         WITH UNDERWRITER
-------------------------------------------------------------------------------------------------------------------
                                              Associate Vice President -Treasury Services and Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215

Terry C. Smetzer                                                      Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------


          (b)(2)              WADDELL & REED, INC.
                             DIRECTORS AND OFFICERS

-------------------------------------------------------------------------------------------------------------------
                                                                     POSITIONS AND OFFICES
      NAME AND BUSINESS ADDRESS                                         WITH UNDERWRITER
-------------------------------------------------------------------------------------------------------------------
Keith A. Tucker                                                 Director, Chairman of the Board
6300 Lamar Ave.
Overland Park, KS 66202

Robert L. Hechler                                             Director, President, Chief Executive
6300 Lamar Ave.                                                       Officer and Treasurer
Overland Park, KS 66202

Henry J. Herrmann                                                           Director
6300 Lamar Ave.
Overland Park, KS 66202

Robert J. Williams                                                  Executive Vice President
6300 Lamar Ave.                                                    and National Sales Manager
Overland Park, KS 66202

Thomas W. Butch                                                     Executive Vice President
6300 Lamar Ave.                                                   and Chief Marketing Officer
Overland Park, KS 66202

Daniel C. Schulte                                               Senior Vice President, Secretary
6300 Lamar Ave.                                                     and Chief Legal Officer
Overland Park, KS 66202
-------------------------------------------------------------------------------------------------------------------


              (c)(1)

------------------------------ ------------------------ ----------------------- ------------------ -------------------
NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                               DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                               COMMISSIONS              ANNUITIZATION
------------------------------ ------------------------ ----------------------- ------------------ -------------------
Nationwide Investment          N/A                      N/A                     N/A                N/A
Services Corporation
-----------------------------------------------------------------------------------------------------------------------

              (c)(2)

------------------------------ ------------------------ ----------------------- ------------------ -------------------
NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                               DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                               COMMISSIONS              ANNUITIZATION
------------------------------ ------------------------ ----------------------- ------------------ -------------------
Waddell & Reed, Inc.           N/A                      N/A                     N/A                N/A
----------------------------------------------------------------------------------------------------------------------

Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
              (b)   include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an
                    applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the Contracts which are issued pursuant to Section 403(b) of the Code is issued by the Company through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Code.

              Nationwide represents that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-9:

We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.



                                                                        KPMG LLP


Columbus, Ohio
April 26, 2001

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 23rd day of January, 2002.

                                       NATIONWIDE VARIABLE ACCOUNT-9
                                 --------------------------------------------
                                                (Registrant)

                                     NATIONWIDE LIFE INSURANCE COMPANY
                                 --------------------------------------------
                                                 (Depositor)


                                         By/s/STEVEN SAVINI, ESQ.
                                 --------------------------------------------
                                            Steven Savini, Esq.


          As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 23rd day of January, 2002.



               SIGNATURE                                   TITLE

LEWIS J. ALPHIN                                           Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                                Director
----------------------------------------
A. I. Bell

YVONNE M. CURL                                            Director
----------------------------------------
Yvonne M. Curl

KENNETH D. DAVIS                                          Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                            Director
----------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                          Director
----------------------------------------
Willard J. Engel

FRED C. FINNEY                                            Director
----------------------------------------
Fred C. Finney

JOSEPH J. GASPER                               President and Chief Operating
----------------------------------------
Joseph J. Gasper                                    Officer and Director

W.G. JURGENSEN                                    Chief Executive Officer
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W.G. Jurgensen                                          And Director

DAVID O. MILLER                                  Chairman of the Board and
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David O. Miller                                           Director

RALPH M. PAIGE                                            Director
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Ralph M. Paige

JAMES F. PATTERSON                                        Director
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James F. Patterson

ARDEN L. SHISLER                                          Director
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Arden L. Shisler

ROBERT L. STEWART                                         Director
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Robert L. Stewart


                                                  By /s/ STEVEN SAVINI
                                        ----------------------------------------
                                                      Steven Savini
                                                    Attorney-in-Fact